     As filed with the Securities and Exchange Commission on April 26, 2018

                                                            File Nos. 333-200261
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 5                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 688                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (980) 365-7100


                    (Name and Address of Agent for Service)


                       Brighthouse Life Insurance Company

                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019



                 Approximate Date of Proposed Public Offering:



           On April 30, 2018 or as soon as thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                     THE PROSPECTUSES DATED APRIL 30, 2018,
                       APRIL 30, 2012 (AS SUPPLEMENTED),
                         MAY 1, 2011 (AS SUPPLEMENTED),
                       AND MAY 1, 2009 (AS SUPPLEMENTED)

This supplement applies to the following prospectuses:


      o the prospectus dated April 30, 2018 for the Series C (offered between September 4, 2001 and October 7, 2011) variable annuity contracts issued by Brighthouse Life Insurance Company;


      o the prospectus dated April 30, 2012 (as supplemented) for the Series C (offered on and after October 7, 2011) variable annuity contracts issued by Brighthouse Life Insurance Company;


      o the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contracts issued by Brighthouse Life Insurance Company; and


      o the prospectus dated May 1, 2011 (as supplemented) for the Class C (offered between September 4, 2001 and October 7, 2011) variable annuity contracts issued by Brighthouse Life Insurance Company of NY (collectively with Brighthouse Life Insurance Company, the "Companies").

Effective as of March 19, 2002 (October 31, 2002 for Brighthouse Life Insurance Company of NY), the Companies suspended any allocations and/or transfers to the Fixed Account under the Series C and Class C contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.


                                                                 Series/Class C
                                                                     SUPP-FXC18

                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                        BRIGHTHOUSE SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 30, 2018
                   TO THE PROSPECTUSES DATED APRIL 30, 2018

For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"): Series VA (offered between March 22, 2001 and October 7, 2011), Series C (offered between September 4, 2001 and October 7, 2011), 3-year Series L, and Series XC. This supplement provides information in addition to that contained in the prospectus dated April 30, 2018 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

   When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten
   (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

   PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits -- Description of the Lifetime Withdrawal Guarantee II -- Lifetime Withdrawal Guarantee and Annuitization" and "Living Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit -- Enhanced GWB and Annuitization" in the prospectus.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496
                                                                 SUPP-MLFAN0418

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND



                                                  BRIGHTHOUSE SEPARATE ACCOUNT A





                                                                        SERIES C

                        (OFFERED BETWEEN SEPTEMBER 4, 2001 AND OCTOBER 7, 2011)






                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.




BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)*


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)


     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B)* (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)*


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 109 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................   5
HIGHLIGHTS...............................................   5
FEE TABLES AND EXAMPLES..................................   7
1. THE ANNUITY CONTRACT..................................  15
2. PURCHASE..............................................  15
     Purchase Payments...................................  16
     Termination for Low Account Value...................  16
     Allocation of Purchase Payments.....................  16
     Investment Allocation Restrictions for Certain
       Riders............................................  18
     Free Look...........................................  23
     Accumulation Units..................................  23
     Account Value.......................................  24
     Replacement of Contracts............................  24
3. INVESTMENT OPTIONS....................................  24
     Investment Portfolios That Are Funds-of-Funds.......  27
     Transfers...........................................  27
     Dollar Cost Averaging Program (DCA).................  31
     Automatic Rebalancing Program.......................  31
     Voting Rights.......................................  32
     Substitution of Investment Options..................  32
4. EXPENSES..............................................  32
     Product Charges.....................................  32
     Account Fee.........................................  33
     Guaranteed Minimum Income
       Benefit -- Rider Charge...........................  34
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................  35
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge...........................  36
     Withdrawal Charge...................................  37
     Premium and Other Taxes.............................  37
     Transfer Fee........................................  37
     Income Taxes........................................  37
     Investment Portfolio Expenses.......................  37
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  37
     Annuity Date........................................  37
     Annuity Payments....................................  38
     Annuity Options.....................................  38
     Variable Annuity Payments...........................  40
     Fixed Annuity Payments..............................  40
6. ACCESS TO YOUR MONEY..................................  40
     Systematic Withdrawal Program.......................  42
     Suspension of Payments or Transfers.................  42
7. LIVING BENEFITS.......................................  42
     Overview of Living Benefit Riders...................  42
     Guaranteed Income Benefits..........................  43
     Description of GMIB Max I...........................  44
     Description of GMIB Plus III........................  51
     Description of GMIB Plus II.........................  57
     Description of GMIB Plus I..........................  58
     Description of GMIB II..............................  60
     Description of GMIB I...............................  61
     Guaranteed Withdrawal Benefits......................  62
     Description of the Lifetime Withdrawal Guarantee
       II................................................  63
     Description of the Lifetime Withdrawal Guarantee
       I.................................................  69
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................  70
     Guaranteed Minimum Accumulation Benefit.............  74
8. PERFORMANCE...........................................  77
9. DEATH BENEFIT.........................................  77
     Upon Your Death.....................................  77
     Standard Death Benefit -- Principal Protection......  78
     Optional Death Benefit -- Annual Step-Up............  78
     Optional Death Benefit -- EDB Max I.................  79
     Optional Death Benefit -- Enhanced Death Benefit
       II................................................  84
     Description of Enhanced Death Benefit I.............  89
     Optional Death Benefit -- Compounded-Plus...........  89
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  90
     General Death Benefit Provisions....................  90
     Spousal Continuation................................  91
     Death of the Annuitant..............................  91
     Controlled Payout...................................  92
10. FEDERAL INCOME TAX STATUS............................  92
     Non-Qualified Contracts.............................  92
     Qualified Contracts.................................  95
11. OTHER INFORMATION.................................... 102
     Brighthouse Life Insurance Company.................. 102
     The Separate Account................................ 103
     Distributor......................................... 103
     Selling Firms....................................... 104
     Requests and Elections.............................. 105
     Ownership........................................... 106
     Legal Proceedings................................... 107
     Financial Statements................................ 107

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION............................... 107
APPENDIX A........................................... A-1
     Condensed Financial Information................. A-1
APPENDIX B........................................... B-1
     Participating Investment Portfolios............. B-1
APPENDIX C........................................... C-1
     Guaranteed Minimum Income Benefit Examples...... C-1
APPENDIX D........................................... D-1
     Guaranteed Withdrawal Benefit Examples.......... D-1
APPENDIX E........................................... E-1
     Death Benefit Examples.......................... E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 64 and 71
Annuitant.............................................................. 107
Annuity Date............................................................. 37
Annuity Options.......................................................... 38
Annuity Payments......................................................... 37
Annuity Service Center..................................................... 6
Annuity Units............................................................ 38
Beneficiary............................................................ 106
Benefit Base............................................................. 70
Business Day............................................................. 17
Contract Year............................................................ 16
Death Benefit Base......................................... 79 and 84
Fixed Account............................................................ 15
Free Look................................................................ 23
Good Order............................................................. 105
Guaranteed Accumulation Amount........................................... 75
Guaranteed Principal Adjustment.......................................... 67
Guaranteed Withdrawal Amount............................................. 71
GWB Withdrawal Rate...................................................... 71
Income Base................................................ 44 and 51
Income Phase............................................................. 15
Investment Portfolios.................................................... 24
Joint Owners........................................................... 106
Owner.................................................................. 106
Purchase Payment......................................................... 16
Remaining Guaranteed Withdrawal Amount................................... 63
Separate Account....................................................... 103
Total Guaranteed Withdrawal Amount....................................... 63

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we do not assess a withdrawal charge. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE       None
TRANSFER FEE (Note 1)   $25
                        $0 (First 12 per year)

--------------------------------------------------------------------------------


























 Note 1. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. BLIC is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.50%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.75%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   2.35%

--------------------------------------------------------------------------------


 Note 1. An account fee of $30 is charged on each contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")




 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for additional optional death benefit riders (EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))



  GMIB Max I, GMIB Plus III, and GMIB Plus II -- maximum charge       1.50%

  GMIB Max I, GMIB Plus III, and GMIB Plus II -- current charge       1.00%



  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%



  GMIB II and GMIB I                                                  0.50%


  LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))



  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%



  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Max I rider is the only living benefit rider that the EDB Max I rider may be elected with. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max I, GMIB Plus III, GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))



  Enhanced Guaranteed Withdrawal Benefit -- maximum charge           1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge           0.55%



  Guaranteed Withdrawal Benefit I -- maximum charge                  0.95%

  Guaranteed Withdrawal Benefit I -- current charge                  0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))   0.75%


  ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))



  EDB Max I and EDB II -- maximum charge                             1.50%

  EDB Max I and EDB II (issue age 69 or younger) -- current charge   0.60%

  EDB Max I and EDB II (issue age 70-75) -- current charge           1.15%



  EDB I -- maximum charge                                            1.50%

  EDB I (issue age 69 or younger) -- current charge                  0.75%

  EDB I (issue age 70-75) -- current charge                          0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- EDB Max I" or "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II." The EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation           0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation             0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio               --           0.55%        0.02%

 American Funds(R) Moderate Allocation           0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio           0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate           0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International             0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation          0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation            0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio             0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation          0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio          0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate            --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International              --        0.95%         0.01%         0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.06%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.62%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Balanced-Risk Allocation              0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                      --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                    --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation               --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.10%         0.89%

 PanAgora Global Diversified Risk              0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%         0.05%         1.05%
  Portfolio

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic      0.56%         0.25%        0.04%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the GMIB Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years), the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), and the Additional Death Benefit -- Earnings Preservation Benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER, DO NOT SURRENDER OR ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $654      $1,933      $3,258      $6,779
    minimum        $582      $1,726      $2,927      $6,201



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER, DO NOT SURRENDER OR ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $329        $943      $1,583      $3,297
    minimum        $257        $728      $1,226      $2,594


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE



The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.

We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $25,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the GMIB Max I or EDB Max I riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus II, Guaranteed Minimum Income Benefit Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit").


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment

Options -- Substitution of Investment Options.")

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB MAX I AND EDB MAX I


If you elect the GMIB Max I rider and/or EDB Max I rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:




      o AB Global Dynamic Allocation Portfolio


      o AQR Global Risk Balanced Portfolio


      o BlackRock Global Tactical Strategies Portfolio


      o Brighthouse Balanced Plus Portfolio


      o Invesco Balanced-Risk Allocation Portfolio


      o JPMorgan Global Active Allocation Portfolio


      o MetLife Multi-Index Targeted Risk Portfolio


      o PanAgora Global Diversified Risk Portfolio


      o Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max I rider and/or EDB Max I rider.


The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I and EDB Max I riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I and EDB Max I riders are not selected may offer the potential for higher returns. Before you select the GMIB Max I rider and/or EDB Max I rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max I and EDB Max I riders meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



If you elect the GMIB Max I and/or EDB Max I riders, you may not participate in the Dollar Cost Averaging (DCA) program.


Restrictions on Investment Allocations After Rider Terminates. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max I Rider"), or the EDB Max I rider terminates (see "Death Benefits - Enhanced Death Benefits - Terminating the EDB Max I Rider"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB MAX I AND EDB MAX I. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max I and EDB Max I riders. As of the date of this prospectus, only contracts issued with the GMIB Max I rider or the GMIB Max I and EDB Max I riders during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent Purchase Payments.


Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (see your contract schedule for a list of the changes). We will notify Owners of contracts with the GMIB Max I and/or EDB Max I riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above under "Investment

Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max
I."


Current Restrictions on Subsequent Purchase Payments


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.


Restrictions on Subsequent Purchase Payments After GMIB Max I Rider Terminates. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max I Rider"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent Purchase Payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect the GMIB Max I rider and/or EDB Max I rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. (See the "Free Look" section below.) After the Free Look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


Allocation. If you elect the GMIB Plus II, the GMIB Plus III, the Lifetime

Withdrawal Guarantee II, the Enhanced Death Benefit I, or the Enhanced Death

Benefit II, you must comply with certain investment allocation restrictions.

SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may not allocate Purchase Payments to the Dollar Cost Averaging program).



For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American

Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------



   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II and GMIB Plus III after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II");

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Description of Enhanced Death Benefit I");

   3) you elected only the GMIB Plus III rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or

   4) you elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider" and "Death Benefit - Optional Death Benefit-Enhanced Death Benefit II - Terminating the EDB II Rider").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state).This period is called the Free Look period. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide

   $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract will not be subject to any withdrawal charge. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS



The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):

   (a)        AB Global Dynamic Allocation Portfolio


   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment

Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)*


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B)* (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)




BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)*


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   * If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/

     or the EDB Max I rider.



   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio


      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

DOLLAR COST AVERAGING PROGRAM (DCA)


We offer a dollar cost averaging (DCA) program which is described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee II, GMAB, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max I or EDB Max I riders, the Fixed Account is not available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth

   Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.

VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.50% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%*
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each Investment Portfolio.



Please check with your financial representative regarding which death benefits are available in your state.



If you select the EDB Max I or Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- EDB Max I" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I is 0.75% of the Death Benefit Base if you were age 69 or younger at issue and 0.95% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the

Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II, GMIB Plus III, or GMIB Max I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus II, GMIB Plus III, and GMIB Max I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max I, GMIB Plus III, GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Max I or GMIB Plus III rider, the rider charge is 1.00% of the Income Base.


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the

     Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value. We take amounts from the investment options that are part of the

Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT

PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX, GMIB PLUS, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint

Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity

      Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 20% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  GMIB Max I


o Guaranteed Minimum Income Benefit Plus (GMIB Plus I, GMIB Plus II and GMIB Plus III)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.

With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max I, GMIB Plus III, and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE

PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix C for examples of the GMIB.)


DESCRIPTION OF GMIB MAX I


The GMIB Max I rider is available only for Owners up through age 78, and you can only elect the GMIB Max I at the time you purchase the contract. THE GMIB MAX I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Max I rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 6%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or

(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix C for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Max I rider and the EDB Max I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max I investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


If you elect the GMIB Max I, you may not participate in the Dollar Cost Averaging (DCA) program.



If you elect the GMIB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to an ultra-short term bond portfolio.



Restrictions on Investment Allocations If the GMIB Max I Rider Terminates. If
-------------------------------------------------------------------------
the GMIB Max I rider terminates (see "Terminating the GMIB Max I Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I

o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.

If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

Restrictions on Subsequent Purchase Payments If the GMIB Max I Rider
--------------------------------------------------------------------
Terminates. If the GMIB Max I rider terminates (see "Terminating the GMIB Max I
-----------
Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the subsequent Purchase Payment restrictions described above will no longer apply. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the subsequent Purchase Payment restrictions described above will continue to apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Max I, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Rider Terminates"). If you elected both the GMIB Max I and EDB Max I riders, the

EDB Max I investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX I RIDER. If you exercise the GMIB Max I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max I rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max I payout rates are enhanced under the following circumstances.


If you select the GMIB Max I rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max I rider and if:


o  you take no withdrawals prior to age 70;


o your Account Value is fully withdrawn or decreases to zero at or after your 70th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max I rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max I rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and an Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max I, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX I RIDER. Except as otherwise provided in the GMIB Max I rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max I rider terminates, the corresponding rider charge terminates and the GMIB Max I investment allocation and subsequent Purchase Payment restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max I Rider Terminates"). However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will continue to apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix C for examples illustrating the operation of

GMIB Max I.)


DESCRIPTION OF GMIB PLUS III


The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."

Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix C for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.

In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus III investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus III rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus III, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;

o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------

o  you take no withdrawals prior to age 62;

o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined). Alternatively, if:

o  you take no withdrawals prior to age 60;

o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix C for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.


GMIB Plus II is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event:
       (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------

(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")

(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(10) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (4) through (8) above apply, and the following replaces
----
differences (9) and (10):

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I was available only for Owners up through age 75, and you could only elect GMIB Plus I at the time you purchased the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above (under "Terminating the GMIB Plus III Rider") does not apply, and the following replaces termination provision
       a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



     the AB Global Dynamic Allocation Portfolio

     the American Funds(R) Balanced Allocation Portfolio

     the American Funds(R) Growth Allocation Portfolio

     the American Funds(R) Moderate Allocation Portfolio

     the AQR Global Risk Balanced Portfolio

     the BlackRock Global Tactical Strategies Portfolio

     the BlackRock Ultra-Short Term Bond Portfolio

     the Brighthouse Asset Allocation 20 Portfolio

     the Brighthouse Asset Allocation 40 Portfolio

     the Brighthouse Asset Allocation 60 Portfolio

     the Brighthouse Asset Allocation 80 Portfolio

     the Brighthouse Balanced Plus Portfolio

     the Fidelity Institutional Asset Management(R) Government Income Portfolio

     the Invesco Balanced-Risk Allocation Portfolio

     the JPMorgan Global Active Allocation Portfolio

     the MetLife Aggregate Bond Index Portfolio

     the MetLife Multi-Index Targeted Risk Portfolio

     the PanAgora Global Diversified Risk Portfolio the Schroders Global Multi-Asset Portfolio

     the SSGA Growth and Income ETF Portfolio

     the SSGA Growth ETF Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix C for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or an Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix D for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal

Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual

     Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed

Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix D, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will no longer apply. The variable annuity contract, however, will continue.



If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance.The Guaranteed Principal Adjustment is equal to (a) - (b) where:



(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


     the AB Global Dynamic Allocation Portfolio the American Funds(R) Balanced Allocation Portfolio the American Funds(R) Growth Allocation Portfolio the American Funds(R) Moderate Allocation Portfolio the AQR Global Risk Balanced Portfolio the BlackRock Global Tactical Strategies Portfolio the BlackRock Ultra-Short Term Bond Portfolio the Brighthouse Asset Allocation 20 Portfolio the Brighthouse Asset Allocation 40 Portfolio the Brighthouse Asset Allocation 60 Portfolio the Brighthouse Asset Allocation 80 Portfolio the Brighthouse Balanced Plus Portfolio the Fidelity Institutional Asset Management(R)
     Government Income Portfolio
     the Invesco Balanced-Risk Allocation Portfolio the JPMorgan Global Active Allocation Portfolio the MetLife Aggregate Bond Index Portfolio the MetLife Multi-Index Targeted Risk Portfolio the PanAgora Global Diversified Risk Portfolio the Schroders Global Multi-Asset Portfolio the SSGA Growth and Income ETF Portfolio the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA program, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The

     Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix D for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.

CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; and (5) you do not have the ability to cancel the rider following your fifth contract anniversary.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment

Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal bears to the total Account Value.

     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected.


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit, unless you select the EDB Max I or Enhanced Death Benefit II riders. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


Standard Death Benefit -- Principal Protection


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or


(3) the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or
(3);however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide:"The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- EDB MAX I


In states where approved, you may select the EDB Max I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Max I rider. If you select the EDB Max I rider, you may not select the Additional Death Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB MAX I. If you select the EDB Max I, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB Max I rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday,the annual increase rate is the greater of:


(a) 6%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB Max I - Death Benefit Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix E for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB Max I investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


If you elect the EDB Max I, you may not participate in the Dollar Cost Averaging (DCA) program.



If you elect the EDB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to an ultra-short term bond portfolio.



Restrictions on Investment Allocations If the EDB Max I Rider Terminates. If
------------------------------------------------------------------------
the EDB Max I rider terminates (see "Terminating the EDB Max I Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I. In the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (for example, if we change the EDB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the EDB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the

     EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


TERMINATING THE EDB MAX I RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value(a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB Max I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


THE EDB MAX I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB Max I rider, if you annuitize at the latest date permitted,you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.

If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix E for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max I. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB Max I, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus III rider. If you select the EDB II rider, you may not select the Additional Death
Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest

            Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate(as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday,the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix E for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the

Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);

f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted,you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix E for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9)of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


DESCRIPTION OF ENHANCED DEATH BENEFIT I


In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.


EDB I is identical to EDB II, with the following exceptions:


(1) The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.


(2) The rider charges for the EDB I rider are different. See "Expenses -- Death Benefit Rider Charges."


(3) The Additional Death Benefit -- Earnings Preservation Benefit could be elected with the EDB I rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit II has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider,the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value:On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and

      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix E for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). If you select the Earnings Preservation Benefit, you may not select the EDB Max I or Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011, and with the Enhanced Death Benefit I rider.)



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below)times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below)times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your financial representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).

A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Max I and EDB Max I riders, the Annual Increase Amount for the GMIB Max I rider is also reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS


INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified

Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.

If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.

SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 2.8% of Purchase Payments, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.

TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.121857         10.400935         1,548.1927
01/01/2013 to 12/31/2013        10.400935         11.291764             0.0000
01/01/2014 to 12/31/2014        11.291764         11.839979         1,429.4905
01/01/2015 to 12/31/2015        11.839979         11.631956         1,370.8222
01/01/2016 to 12/31/2016        11.631956         11.770379         1,306.3733
01/01/2017 to 12/31/2017        11.770379         13.063590         1,247.3157
--------------------------      ---------         ---------         ----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996720          1.033607             0.0000
01/01/2015 to 12/31/2015         1.033607          0.999668             0.0000
01/01/2016 to 12/31/2016         0.999668          0.995930             0.0000
01/01/2017 to 12/31/2017         0.995930          1.123545             0.0000
--------------------------      ---------         ---------         ----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.007424          6.965890       160,366.8657
01/01/2009 to 12/31/2009         6.965890          8.799505       345,481.9000
01/01/2010 to 12/31/2010         8.799505          9.640495       300,654.5986
01/01/2011 to 12/31/2011         9.640495          9.216708       242,539.5938
01/01/2012 to 12/31/2012         9.216708         10.219389       231,802.9569
01/01/2013 to 12/31/2013        10.219389         11.831991       225,540.8624
01/01/2014 to 12/31/2014        11.831991         12.256288       196,388.9228
01/01/2015 to 12/31/2015        12.256288         11.887126       169,929.0699
01/01/2016 to 12/31/2016        11.887126         12.517861       154,536.5917
01/01/2017 to 12/31/2017        12.517861         14.289211       151,739.3128
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.997425          6.318254        96,945.2550
01/01/2009 to 12/31/2009         6.318254          8.272290       104,791.6900
01/01/2010 to 12/31/2010         8.272290          9.169761         7,458.5964
01/01/2011 to 12/31/2011         9.169761          8.533261        14,869.0079
01/01/2012 to 12/31/2012         8.533261          9.680757        14,440.3072
01/01/2013 to 12/31/2013         9.680757         11.830213        15,187.3469
01/01/2014 to 12/31/2014        11.830213         12.293563        12,461.6569
01/01/2015 to 12/31/2015        12.293563         11.917243        13,944.7055
01/01/2016 to 12/31/2016        11.917243         12.683313        13,290.2110
01/01/2017 to 12/31/2017        12.683313         15.034336        19,341.5149
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.987425          5.722011         1,105.1644
01/01/2009 to 12/31/2009         5.722011          7.762671         9,188.0500
01/01/2010 to 12/31/2010         7.762671          8.972087         6,994.9194
01/01/2011 to 12/31/2011         8.972087          8.360826         6,566.0414
01/01/2012 to 12/31/2012         8.360826          9.587508         3,140.4952
01/01/2013 to 12/31/2013         9.587508         12.154289         3,069.6801
01/01/2014 to 12/31/2014        12.154289         12.843545         3,030.1029
01/01/2015 to 12/31/2015        12.843545         13.359592         2,564.6647
01/01/2016 to 12/31/2016        13.359592         14.236733         2,080.5611
01/01/2017 to 12/31/2017        14.236733         17.787395         2,044.7297
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.017424          7.635246        13,245.7928
01/01/2009 to 12/31/2009         7.635246          9.202828        13,025.6500
01/01/2010 to 12/31/2010         9.202828          9.879721        12,825.6655
01/01/2011 to 12/31/2011         9.879721          9.669208        15,854.8228
01/01/2012 to 12/31/2012         9.669208         10.467085        25,239.7672
01/01/2013 to 12/31/2013        10.467085         11.606356        17,755.6801
01/01/2014 to 12/31/2014        11.606356         12.027714        15,269.0923
01/01/2015 to 12/31/2015        12.027714         11.663038         5,979.1606
01/01/2016 to 12/31/2016        11.663038         12.191115         5,630.8765
01/01/2017 to 12/31/2017        12.191115         13.452726         5,422.3931
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.044292         11.375102         2,298.2240
01/01/2013 to 12/31/2013        11.375102         10.734070           889.9983
01/01/2014 to 12/31/2014        10.734070         10.903887        11,927.5333
01/01/2015 to 12/31/2015        10.903887          9.630929        11,859.9970
01/01/2016 to 12/31/2016         9.630929         10.250260         2,210.1815
01/01/2017 to 12/31/2017        10.250260         10.994352         2,118.2072
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.879135         10.134234         2,591.3113
01/01/2013 to 12/31/2013        10.134234         10.919310           997.6448
01/01/2014 to 12/31/2014        10.919310         11.296665         7,415.0898
01/01/2015 to 12/31/2015        11.296665         11.022257         8,231.1337
01/01/2016 to 12/31/2016        11.022257         11.243368         7,811.1014
01/01/2017 to 12/31/2017        11.243368         12.444629         7,400.1460
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.049308         11.185814             0.0000
01/01/2009 to 12/31/2009        11.185814         16.023125         2,138.3000
01/01/2010 to 12/31/2010        16.023125         18.119699        17,528.1278
01/01/2011 to 12/31/2011        18.119699         18.114760         7,566.5788
01/01/2012 to 12/31/2012        18.114760         20.618766         6,419.0454
01/01/2013 to 12/31/2013        20.618766         22.019652         6,123.1800
01/01/2014 to 12/31/2014        22.019652         22.216984         1,744.8216
01/01/2015 to 12/31/2015        22.216984         20.822624         1,740.5905
01/01/2016 to 12/31/2016        20.822624         23.182111         1,290.1127
01/01/2017 to 12/31/2017        23.182111         24.402347         1,288.3071
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.840492          7.422578       103,582.7520
01/01/2009 to 12/31/2009         7.422578          9.617077       102,262.2800
01/01/2010 to 12/31/2010         9.617077         10.943974        78,386.5842
01/01/2011 to 12/31/2011        10.943974         10.072799        77,111.1589
01/01/2012 to 12/31/2012        10.072799         11.484718        43,637.9382
01/01/2013 to 12/31/2013        11.484718         14.528204        42,033.6222
01/01/2014 to 12/31/2014        14.528204         14.912856        41,542.7620
01/01/2015 to 12/31/2015        14.912856         14.273905        40,190.9515
01/01/2016 to 12/31/2016        14.273905         15.194186        39,678.3983
01/01/2017 to 12/31/2017        15.194186         18.246373        35,368.2877
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.905838         10.299552         1,572.5347
01/01/2013 to 12/31/2013        10.299552         11.505203             0.0000
01/01/2014 to 12/31/2014        11.505203         12.322269         1,400.3798
01/01/2015 to 12/31/2015        12.322269         11.544052         1,342.9063
01/01/2016 to 12/31/2016        11.544052         12.219194         3,300.3412
01/01/2017 to 12/31/2017        12.219194         14.124468         9,674.5463
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.643438         11.407626        21,320.3229
01/01/2009 to 12/31/2009        11.407626         14.089950        15,550.2100
01/01/2010 to 12/31/2010        14.089950         16.501419         9,155.1514
01/01/2011 to 12/31/2011        16.501419         14.670583        12,351.0620
01/01/2012 to 12/31/2012        14.670583         16.905385         8,776.0831
01/01/2013 to 12/31/2013        16.905385         21.870920         8,115.0981
01/01/2014 to 12/31/2014        21.870920         21.729346         7,045.3031
01/01/2015 to 12/31/2015        21.729346         20.076622         6,231.8115
01/01/2016 to 12/31/2016        20.076622         25.739813         5,821.2946
01/01/2017 to 12/31/2017        25.739813         28.085305         5,594.5334
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        13.892661          6.033721        11,650.4557
01/01/2009 to 12/31/2009         6.033721          9.957112         7,097.6600
01/01/2010 to 12/31/2010         9.957112         12.026940        11,914.8351
01/01/2011 to 12/31/2011        12.026940          9.550631         9,840.7660
01/01/2012 to 12/31/2012         9.550631         11.090288         5,352.6002
01/01/2013 to 12/31/2013        11.090288         10.293074         5,362.4362
01/01/2014 to 12/31/2014        10.293074          9.398302         5,379.2584
01/01/2015 to 12/31/2015         9.398302          7.911856         5,082.8298
01/01/2016 to 12/31/2016         7.911856          8.617013         3,932.7389
01/01/2017 to 12/31/2017         8.617013         10.802043         3,885.2209
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON
VANCE FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.996781         10.157217             0.0000
01/01/2011 to 12/31/2011        10.157217         10.121066             0.0000
01/01/2012 to 12/31/2012        10.121066         10.609417             0.0000
01/01/2013 to 12/31/2013        10.609417         10.760554        10,331.8202
01/01/2014 to 12/31/2014        10.760554         10.587991         1,682.0072
01/01/2015 to 12/31/2015        10.587991         10.255700         1,682.0072
01/01/2016 to 12/31/2016        10.255700         10.946030             0.0000
01/01/2017 to 12/31/2017        10.946030         11.085687             0.0000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.986782          9.704401             0.0000
01/01/2012 to 12/31/2012         9.704401          9.894668             0.0000
01/01/2013 to 12/31/2013         9.894668          9.777034         1,615.3655
01/01/2014 to 12/31/2014         9.777034          9.650967         1,615.3655
01/01/2015 to 12/31/2015         9.650967          9.368123         1,615.3655
01/01/2016 to 12/31/2016         9.368123          9.437269             0.0000
01/01/2017 to 12/31/2017         9.437269          9.341428             0.0000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009         9.997425         10.827931             0.0000
01/01/2010 to 12/31/2010        10.827931         12.008898             0.0000
01/01/2011 to 12/31/2011        12.008898         11.691777             0.0000
01/01/2012 to 12/31/2012        11.691777         13.050339             0.0000
01/01/2013 to 12/31/2013        13.050339         12.879466             0.0000
01/01/2014 to 12/31/2014        12.879466         12.723784             0.0000
01/01/2015 to 12/31/2015        12.723784         11.911193             0.0000
01/01/2016 to 12/31/2016        11.911193         11.736301             0.0000
01/01/2017 to 12/31/2017        11.736301         11.480472             0.0000
--------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.743164          8.968204         5,135.5771
01/01/2009 to 12/31/2009         8.968204         11.802598         5,067.3300
01/01/2010 to 12/31/2010        11.802598         13.385602         4,657.0708
01/01/2011 to 12/31/2011        13.385602         12.344828         7,400.2932
01/01/2012 to 12/31/2012        12.344828         15.190239         6,485.5892
01/01/2013 to 12/31/2013        15.190239         15.363471         4,305.7953
01/01/2014 to 12/31/2014        15.363471         16.997689         6,438.5737
01/01/2015 to 12/31/2015        16.997689         16.370152         6,285.7850
01/01/2016 to 12/31/2016        16.370152         16.129784         3,237.2068
01/01/2017 to 12/31/2017        16.129784         17.449267         3,197.8762
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         7.514442          4.473088        21,080.6521
01/01/2009 to 12/31/2009         4.473088          5.809343         9,697.3800
01/01/2010 to 12/31/2010         5.809343          7.024312         7,862.0418
01/01/2011 to 12/31/2011         7.024312          7.084313         7,435.3455
01/01/2012 to 12/31/2012         7.084313          8.199476        12,152.8655
01/01/2013 to 12/31/2013         8.199476         11.661457        11,141.3299
01/01/2014 to 12/31/2014        11.661457         13.542662        20,344.2256
01/01/2015 to 12/31/2015        13.542662         12.694091        20,296.1523
01/01/2016 to 12/31/2016        12.694091         12.731606        20,282.3460
01/01/2017 to 12/31/2017        12.731606         14.726182        20,082.0792
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010       115.733339        118.271990           119.1834
01/01/2011 to 12/31/2011       118.271990        106.813243           361.3936
01/01/2012 to 12/31/2012       106.813243        127.808886           700.6535
01/01/2013 to 12/31/2013       127.808886        160.777698           699.0220
01/01/2014 to 04/25/2014       160.777698        166.918757             0.0000
--------------------------     ----------        ----------           --------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.150171          4.499003             0.0000
01/01/2009 to 12/31/2009         4.499003          6.063083           640.9600
01/01/2010 to 12/31/2010         6.063083          6.356733             0.0000
01/01/2011 to 04/29/2011         6.356733          6.738276             0.0000
--------------------------     ----------        ----------           --------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        14.880498          9.290430        11,561.9561
01/01/2009 to 12/31/2009         9.290430         12.006018         8,974.8700
01/01/2010 to 12/31/2010        12.006018         14.569231         4,863.9045
01/01/2011 to 12/31/2011        14.569231         13.335804         6,654.1130
01/01/2012 to 12/31/2012        13.335804         15.384296         6,029.8551
01/01/2013 to 12/31/2013        15.384296         19.933545         7,146.6241
01/01/2014 to 12/31/2014        19.933545         22.046327         6,160.0312
01/01/2015 to 12/31/2015        22.046327         19.570475         6,036.4272
01/01/2016 to 12/31/2016        19.570475         21.636076         2,923.3129
01/01/2017 to 12/31/2017        21.636076         23.415484         2,811.9596
--------------------------     ----------        ----------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        18.651655         10.768878        27,034.0433
01/01/2009 to 12/31/2009        10.768878         16.310602        18,996.6500
01/01/2010 to 12/31/2010        16.310602         18.548090        17,743.9040
01/01/2011 to 12/31/2011        18.548090         15.535040        16,811.5915
01/01/2012 to 12/31/2012        15.535040         19.610850        16,917.4820
01/01/2013 to 12/31/2013        19.610850         24.996047        15,551.7565
01/01/2014 to 12/31/2014        24.996047         23.001731        15,617.7281
01/01/2015 to 12/31/2015        23.001731         21.451370        14,702.9425
01/01/2016 to 12/31/2016        21.451370         22.666632        13,884.7530
01/01/2017 to 12/31/2017        22.666632         28.879195        13,175.1810
--------------------------     ----------        ----------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010556          1.041168        34,741.1910
01/01/2013 to 12/31/2013         1.041168          1.035913        19,362.9667
01/01/2014 to 12/31/2014         1.035913          1.068321        30,378.1635
01/01/2015 to 12/31/2015         1.068321          0.999624        29,762.3595
01/01/2016 to 12/31/2016         0.999624          1.090812        29,079.5198
01/01/2017 to 12/31/2017         1.090812          1.172108        27,937.7130
--------------------------     ----------        ----------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.237735          7.034058         5,596.8281
01/01/2009 to 12/31/2009         7.034058          8.696347         5,300.5400
01/01/2010 to 12/31/2010         8.696347          9.756231         4,322.7075
01/01/2011 to 12/31/2011         9.756231          9.388730             0.0000
01/01/2012 to 12/31/2012         9.388730         10.859863         4,190.3153
01/01/2013 to 12/31/2013        10.859863         14.361659         4,355.1787
01/01/2014 to 12/31/2014        14.361659         15.334411         4,320.0316
01/01/2015 to 12/31/2015        15.334411         14.083829         4,267.3019
01/01/2016 to 12/31/2016        14.083829         16.136368         4,213.1377
01/01/2017 to 12/31/2017        16.136368         18.603242         4,190.3153
--------------------------     ----------        ----------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.336182          9.177504        18,746.8554
01/01/2009 to 12/31/2009         9.177504         11.996067        13,627.9700
01/01/2010 to 12/31/2010        11.996067         14.785713        12,581.0725
01/01/2011 to 12/31/2011        14.785713         14.286804        11,945.8272
01/01/2012 to 12/31/2012        14.286804         16.497138        10,810.5149
01/01/2013 to 12/31/2013        16.497138         22.588233        10,495.4186
01/01/2014 to 12/31/2014        22.588233         23.808981         6,538.1807
01/01/2015 to 12/31/2015        23.808981         22.858296         7,327.1144
01/01/2016 to 12/31/2016        22.858296         24.880487         6,987.5030
01/01/2017 to 12/31/2017        24.880487         30.461199         6,517.2272
--------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.710416         10.123168             0.0000
01/01/2014 to 12/31/2014        10.123168         10.391559             0.0000
01/01/2015 to 12/31/2015        10.391559         10.199220             0.0000
01/01/2016 to 12/31/2016        10.199220         10.184491             0.0000
01/01/2017 to 12/31/2017        10.184491         10.278051             0.0000
--------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.037422          8.894057         3,464.3377
01/01/2009 to 12/31/2009         8.894057          9.740617         3,444.3200
01/01/2010 to 12/31/2010         9.740617         10.094871           558.3271
01/01/2011 to 12/31/2011        10.094871         10.431885       149,096.3015
01/01/2012 to 12/31/2012        10.431885         10.689200        34,593.0734
01/01/2013 to 04/26/2013        10.689200         10.660590             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012610          1.043201         8,850.5486
01/01/2013 to 12/31/2013         1.043201          1.130926             0.0000
01/01/2014 to 12/31/2014         1.130926          1.181718        12,246.4286
01/01/2015 to 12/31/2015         1.181718          1.164592        11,743.8221
01/01/2016 to 12/31/2016         1.164592          1.170567        11,191.6852
01/01/2017 to 12/31/2017         1.170567          1.333927        10,685.7413
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.828800          7.610570        13,782.4128
01/01/2009 to 12/31/2009         7.610570         10.468192        13,388.6000
01/01/2010 to 12/31/2010        10.468192         12.476134        11,788.5443
01/01/2011 to 12/31/2011        12.476134         12.006227         9,656.7305
01/01/2012 to 12/31/2012        12.006227         13.711396         6,099.1940
01/01/2013 to 12/31/2013        13.711396         15.686986         6,075.4347
01/01/2014 to 12/31/2014        15.686986         15.853887         6,053.4096
01/01/2015 to 12/31/2015        15.853887         15.675751         7,050.3267
01/01/2016 to 12/31/2016        15.675751         16.043144         6,991.1748
01/01/2017 to 12/31/2017        16.043144         19.271302         7,012.7154
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.747456         11.166192             0.0000
01/01/2014 to 12/31/2014        11.166192         11.916933             0.0000
01/01/2015 to 12/31/2015        11.916933         11.499068             0.0000
01/01/2016 to 12/31/2016        11.499068         11.721885             0.0000
01/01/2017 to 12/31/2017        11.721885         13.230220             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.133757          9.644708        29,650.6395
01/01/2009 to 12/31/2009         9.644708         12.394415        19,849.0500
01/01/2010 to 12/31/2010        12.394415         13.487514        14,618.8714
01/01/2011 to 12/31/2011        13.487514         11.763150        14,160.3777
01/01/2012 to 12/31/2012        11.763150         13.408086        13,890.1396
01/01/2013 to 12/31/2013        13.408086         15.618840        14,692.8771
01/01/2014 to 12/31/2014        15.618840         14.195762        12,186.2972
01/01/2015 to 12/31/2015        14.195762         13.620028        12,734.9444
01/01/2016 to 12/31/2016        13.620028         13.187219        12,845.8662
01/01/2017 to 12/31/2017        13.187219         16.508757        11,841.5368
--------------------------      ---------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999678          1.028818             0.0000
01/01/2015 to 12/31/2015         1.028818          0.949877             0.0000
01/01/2016 to 12/31/2016         0.949877          1.031023             0.0000
01/01/2017 to 12/31/2017         1.031023          1.134023             0.0000
--------------------------      ---------         ---------        -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.603399         10.552372        81,289.4182
01/01/2009 to 12/31/2009        10.552372         12.167727        79,848.6800
01/01/2010 to 12/31/2010        12.167727         12.807593        30,035.9510
01/01/2011 to 12/31/2011        12.807593         13.904808        30,664.4321
01/01/2012 to 12/31/2012        13.904808         14.820325        29,837.5703
01/01/2013 to 12/31/2013        14.820325         13.133356        30,487.9215
01/01/2014 to 12/31/2014        13.133356         13.199453        25,877.5950
01/01/2015 to 12/31/2015        13.199453         12.491855        25,417.4648
01/01/2016 to 12/31/2016        12.491855         12.809851        22,895.4634
01/01/2017 to 12/31/2017        12.809851         12.947058        23,130.3238
--------------------------      ---------         ---------        -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.748074         12.502261        97,939.5328
01/01/2009 to 12/31/2009        12.502261         14.413652        91,273.2200
01/01/2010 to 12/31/2010        14.413652         15.229285        28,117.6456
01/01/2011 to 12/31/2011        15.229285         15.348044        23,839.2582
01/01/2012 to 12/31/2012        15.348044         16.379459        26,241.4955
01/01/2013 to 12/31/2013        16.379459         15.692563        17,479.7771
01/01/2014 to 12/31/2014        15.692563         15.970629        15,042.3381
01/01/2015 to 12/31/2015        15.970629         15.600463        14,392.9937
01/01/2016 to 12/31/2016        15.600463         15.635815        22,278.1164
01/01/2017 to 12/31/2017        15.635815         15.961062        22,367.1831
--------------------------      ---------         ---------        -----------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.669918         10.766039         5,543.6992
01/01/2013 to 12/31/2013        10.766039         10.040691         5,499.8745
01/01/2014 to 12/31/2014        10.040691         10.548620         5,455.4325
01/01/2015 to 12/31/2015        10.548620         10.347924         5,410.7525
01/01/2016 to 12/31/2016        10.347924         10.240734         5,359.8649
01/01/2017 to 12/31/2017        10.240734         10.263609         5,166.6448
--------------------------      ---------         ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY
PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.213446         10.681821             0.0000
01/01/2014 to 12/31/2014        10.681821         11.335310             0.0000
01/01/2015 to 12/31/2015        11.335310         10.933459             0.0000
01/01/2016 to 12/31/2016        10.933459         11.167146             0.0000
01/01/2017 to 12/31/2017        11.167146         12.705350             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010588          1.061196        15,207.5419
01/01/2013 to 12/31/2013         1.061196          1.141356             0.0000
01/01/2014 to 12/31/2014         1.141356          1.201128        14,216.8789
01/01/2015 to 12/31/2015         1.201128          1.162915        13,633.3972
01/01/2016 to 12/31/2016         1.162915          1.200121        12,992.4312
01/01/2017 to 12/31/2017         1.200121          1.339923        12,405.0800
--------------------------       --------          --------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.160076          8.310121             0.0000
01/01/2009 to 12/31/2009         8.310121         10.137236             0.0000
01/01/2010 to 12/31/2010        10.137236         11.113810             0.0000
01/01/2011 to 12/31/2011        11.113810         10.971413        21,983.0194
01/01/2012 to 12/31/2012        10.971413         12.091743        27,112.2233
01/01/2013 to 12/31/2013        12.091743         13.338259         9,851.8714
01/01/2014 to 12/31/2014        13.338259         13.785658         3,042.7821
01/01/2015 to 12/31/2015        13.785658         13.201081         4,805.3375
01/01/2016 to 12/31/2016        13.201081         13.640331         4,521.7185
01/01/2017 to 12/31/2017        13.640331         15.437664         4,262.2650
--------------------------      ---------         ---------        -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.555460          7.618682             0.0000
01/01/2009 to 12/31/2009         7.618682          9.607208             0.0000
01/01/2010 to 12/31/2010         9.607208         10.712453         4,292.5786
01/01/2011 to 12/31/2011        10.712453         10.241345        12,253.4641
01/01/2012 to 12/31/2012        10.241345         11.505890        11,941.2756
01/01/2013 to 12/31/2013        11.505890         13.269809        26,397.0047
01/01/2014 to 12/31/2014        13.269809         13.658796        21,289.1845
01/01/2015 to 12/31/2015        13.658796         13.033183        20,734.0320
01/01/2016 to 12/31/2016        13.033183         13.606305         5,467.6969
01/01/2017 to 12/31/2017        13.606305         15.901136         5,397.4003
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        55.448900         34.480350        13,681.9592
01/01/2009 to 12/31/2009        34.480350         39.873969        10,915.9300
01/01/2010 to 12/31/2010        39.873969         45.577057         9,279.8865
01/01/2011 to 12/31/2011        45.577057         42.735067        11,931.8646
01/01/2012 to 12/31/2012        42.735067         49.241309        10,506.9202
01/01/2013 to 12/31/2013        49.241309         64.343522         9,951.6326
01/01/2014 to 12/31/2014        64.343522         71.195845         8,709.9421
01/01/2015 to 12/31/2015        71.195845         67.048301         8,257.0550
01/01/2016 to 12/31/2016        67.048301         75.933032         6,301.1527
01/01/2017 to 12/31/2017        75.933032         86.746051         5,912.3400
--------------------------      ---------         ---------        -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.343381          5.498168        23,872.8844
01/01/2009 to 12/31/2009         5.498168          7.812548        15,407.7500
01/01/2010 to 12/31/2010         7.812548          9.743821         5,979.5841
01/01/2011 to 12/31/2011         9.743821          9.361116         5,508.9333
01/01/2012 to 12/31/2012         9.361116         10.393556        10,950.3677
01/01/2013 to 12/31/2013        10.393556         13.865864        11,373.6121
01/01/2014 to 12/31/2014        13.865864         15.273996         9,163.9595
01/01/2015 to 12/31/2015        15.273996         15.914878        12,250.5232
01/01/2016 to 12/31/2016        15.914878         16.511489         7,970.7766
01/01/2017 to 12/31/2017        16.511489         20.120069         7,812.1454
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        22.751813         14.893870         2,915.2238
01/01/2009 to 12/31/2009        14.893870         18.408107           930.6300
01/01/2010 to 12/31/2010        18.408107         22.571038           438.6344
01/01/2011 to 12/31/2011        22.571038         21.232402         2,551.2564
01/01/2012 to 12/31/2012        21.232402         23.784507         3,535.4212
01/01/2013 to 12/31/2013        23.784507         30.272867         2,207.8104
01/01/2014 to 12/31/2014        30.272867         32.421232         2,179.4728
01/01/2015 to 12/31/2015        32.421232         28.823792         2,141.2366
01/01/2016 to 12/31/2016        28.823792         32.519419         2,100.4282
01/01/2017 to 12/31/2017        32.519419         34.776127         2,075.7818
--------------------------      ---------         ---------         ----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         8.729641          9.518787             0.0000
01/01/2014 to 12/31/2014         9.518787          8.986811             0.0000
01/01/2015 to 12/31/2015         8.986811          8.587548             0.0000
01/01/2016 to 12/31/2016         8.587548          8.811773             0.0000
01/01/2017 to 12/31/2017         8.811773         11.611000             0.0000
--------------------------      ---------         ---------         ----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.087419          6.015385             0.0000
01/01/2009 to 12/31/2009         6.015385          8.376232           902.3500
01/01/2010 to 12/31/2010         8.376232          8.745788             0.0000
01/01/2011 to 12/31/2011         8.745788          7.322563             0.0000
01/01/2012 to 12/31/2012         7.322563          8.399056             0.0000
01/01/2013 to 04/26/2013         8.399056          8.684727             0.0000
--------------------------      ---------         ---------         ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.261390         10.282922       172,847.3913
01/01/2009 to 12/31/2009        10.282922         10.069514        13,468.0500
01/01/2010 to 12/31/2010        10.069514          9.835627        80,502.7742
01/01/2011 to 12/31/2011         9.835627          9.607790        17,875.8712
01/01/2012 to 12/31/2012         9.607790          9.383419         4,431.5391
01/01/2013 to 12/31/2013         9.383419          9.165467        30,804.7418
01/01/2014 to 12/31/2014         9.165467          8.952578         5,792.8822
01/01/2015 to 12/31/2015         8.952578          8.744634         6,393.3534
01/01/2016 to 12/31/2016         8.744634          8.551099         4,061.3784
01/01/2017 to 12/31/2017         8.551099          8.406033         3,941.2180
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        12.863632         13.034404             0.0000
01/01/2015 to 12/31/2015        13.034404         12.657094             0.0000
01/01/2016 to 12/31/2016        12.657094         12.923191             0.0000
01/01/2017 to 12/31/2017        12.923191         13.499003             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))

01/01/2008 to 12/31/2008        11.310560          8.765704       149,537.4553
01/01/2009 to 12/31/2009         8.765704         10.523562       153,771.2500
01/01/2010 to 12/31/2010        10.523562         11.399928       243,588.2932
01/01/2011 to 12/31/2011        11.399928         11.333436       167,347.5725
01/01/2012 to 12/31/2012        11.333436         12.276660       128,136.7773
01/01/2013 to 12/31/2013        12.276660         13.080317        89,691.1918
01/01/2014 to 04/25/2014        13.080317         13.148514             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.794457          8.476025       134,424.0471
01/01/2009 to 12/31/2009         8.476025         10.438937       121,574.5100
01/01/2010 to 12/31/2010        10.438937         11.460934       124,950.0705
01/01/2011 to 12/31/2011        11.460934         11.182227       132,960.2817
01/01/2012 to 12/31/2012        11.182227         12.274811       150,513.9072
01/01/2013 to 12/31/2013        12.274811         13.695384       143,752.5329
01/01/2014 to 04/25/2014        13.695384         13.714905             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.145974         13.427236       200,752.7953
01/01/2015 to 12/31/2015        13.427236         12.974568       154,907.3448
01/01/2016 to 12/31/2016        12.974568         13.444756       138,097.4596
01/01/2017 to 12/31/2017        13.444756         14.531065       126,453.0769
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.169882          8.090149       597,624.7661
01/01/2009 to 12/31/2009         8.090149         10.141443       581,634.1100
01/01/2010 to 12/31/2010        10.141443         11.251810       532,261.0671
01/01/2011 to 12/31/2011        11.251810         10.803852       455,970.2298
01/01/2012 to 12/31/2012        10.803852         12.021637       449,657.9931
01/01/2013 to 12/31/2013        12.021637         14.022735       417,988.7249
01/01/2014 to 04/25/2014        14.022735         14.000460             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.997756         14.405580       422,887.5470
01/01/2015 to 12/31/2015        14.405580         13.892559       360,817.3511
01/01/2016 to 12/31/2016        13.892559         14.534087       310,441.5363
01/01/2017 to 12/31/2017        14.534087         16.288991       296,117.0144
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.809648          7.773350       480,094.3583
01/01/2009 to 12/31/2009         7.773350          9.878103       430,269.8500
01/01/2010 to 12/31/2010         9.878103         11.143395       409,257.4459
01/01/2011 to 12/31/2011        11.143395         10.463444       358,142.1234
01/01/2012 to 12/31/2012        10.463444         11.825687       316,452.9649
01/01/2013 to 12/31/2013        11.825687         14.544522       311,143.3443
01/01/2014 to 04/25/2014        14.544522         14.442436             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.997425          6.987723             0.0000
01/01/2009 to 12/31/2009         6.987723          8.774210             0.0000
01/01/2010 to 12/31/2010         8.774210          9.431502         2,101.5843
01/01/2011 to 12/31/2011         9.431502          9.050678         5,882.9679
01/01/2012 to 12/31/2012         9.050678         10.264683         5,829.1720
01/01/2013 to 04/26/2013        10.264683         11.017170             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.429432         14.935513       288,850.4466
01/01/2015 to 12/31/2015        14.935513         14.341121       263,767.0163
01/01/2016 to 12/31/2016        14.341121         15.148415       243,133.7972
01/01/2017 to 12/31/2017        15.148415         17.633080       220,307.5075
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID
CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.855560          8.341605        11,734.4419
01/01/2009 to 12/31/2009         8.341605         11.504598         8,924.0200
01/01/2010 to 12/31/2010        11.504598         12.896227         8,451.4379
01/01/2011 to 12/31/2011        12.896227         13.414930         7,886.2468
01/01/2012 to 12/31/2012        13.414930         14.619130         7,748.1251
01/01/2013 to 12/31/2013        14.619130         19.493152         7,209.3136
01/01/2014 to 12/31/2014        19.493152         19.359054         6,957.0896
01/01/2015 to 12/31/2015        19.359054         17.081732         6,146.1681
01/01/2016 to 12/31/2016        17.081732         20.464549         5,024.4803
01/01/2017 to 12/31/2017        20.464549         22.497329         4,735.2860
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.062876         10.119575             0.0000
01/01/2009 to 12/31/2009        10.119575         14.106879         1,619.1700
01/01/2010 to 12/31/2010        14.106879         16.892261         3,428.1002
01/01/2011 to 12/31/2011        16.892261         13.818716           679.0649
01/01/2012 to 12/31/2012        13.818716         15.912579             0.0000
01/01/2013 to 12/31/2013        15.912579         19.833393             0.0000
01/01/2014 to 12/31/2014        19.833393         18.075726             0.0000
01/01/2015 to 12/31/2015        18.075726         18.671989             0.0000
01/01/2016 to 12/31/2016        18.671989         19.300983             0.0000
01/01/2017 to 12/31/2017        19.300983         24.594603             0.0000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        42.147805         42.630604             0.0000
01/01/2017 to 12/31/2017        42.630604         49.476301             0.0000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        11.590300         14.120576             0.0000
01/01/2010 to 12/31/2010        14.120576         15.990177             0.0000
01/01/2011 to 12/31/2011        15.990177         14.858508             0.0000
01/01/2012 to 12/31/2012        14.858508         16.017563             0.0000
01/01/2013 to 12/31/2013        16.017563         20.763935             0.0000
01/01/2014 to 12/31/2014        20.763935         22.498790         4,706.7621
01/01/2015 to 12/31/2015        22.498790         21.921118         4,706.7621
01/01/2016 to 04/29/2016        21.921118         21.989203             0.0000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.380757          8.503333        53,471.8155
01/01/2009 to 12/31/2009         8.503333         10.949386        59,327.1700
01/01/2010 to 12/31/2010        10.949386         11.959062        45,258.5125
01/01/2011 to 12/31/2011        11.959062         11.193630        43,175.1037
01/01/2012 to 12/31/2012        11.193630         12.320915        41,780.2360
01/01/2013 to 12/31/2013        12.320915         16.069983        40,801.0129
01/01/2014 to 12/31/2014        16.069983         17.336512        36,290.7875
01/01/2015 to 12/31/2015        17.336512         17.317669        33,889.3398
01/01/2016 to 12/31/2016        17.317669         18.125312        30,591.6191
01/01/2017 to 12/31/2017        18.125312         21.055465        29,608.7433
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.789707         16.333892         5,312.0399
01/01/2014 to 12/31/2014        16.333892         17.689707         5,183.8254
01/01/2015 to 12/31/2015        17.689707         17.728792         4,733.8337
01/01/2016 to 12/31/2016        17.728792         18.210180         3,620.4212
01/01/2017 to 12/31/2017        18.210180         22.224142         3,498.1094
--------------------------      ---------         ---------         ----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.093470          7.621486         6,170.6342
01/01/2009 to 12/31/2009         7.621486         10.955688         4,311.6900
01/01/2010 to 12/31/2010        10.955688         13.608307         5,569.1855
01/01/2011 to 12/31/2011        13.608307         12.300451         5,442.8594
01/01/2012 to 12/31/2012        12.300451         12.736397         5,542.2012
01/01/2013 to 04/26/2013        12.736397         13.701708             0.0000
--------------------------      ---------         ---------         ----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.463244          7.723904        20,347.8886
01/01/2009 to 12/31/2009         7.723904         10.529413        15,819.8200
01/01/2010 to 12/31/2010        10.529413         11.448615        13,462.7838
01/01/2011 to 12/31/2011        11.448615         11.208041        12,737.7411
01/01/2012 to 12/31/2012        11.208041         12.649386        31,276.1456
01/01/2013 to 12/31/2013        12.649386         16.894212        31,277.4971
01/01/2014 to 12/31/2014        16.894212         17.944636        30,430.7542
01/01/2015 to 12/31/2015        17.944636         19.375220        28,337.5999
01/01/2016 to 12/31/2016        19.375220         18.900647        21,825.8816
01/01/2017 to 12/31/2017        18.900647         25.292357        19,688.0902
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.967996          5.665476        14,629.4980
01/01/2009 to 12/31/2009         5.665476          6.820574             0.0000
01/01/2010 to 12/31/2010         6.820574          7.687206             0.0000
01/01/2011 to 12/31/2011         7.687206          7.220677         7,581.4085
01/01/2012 to 12/31/2012         7.220677          7.945840         3,726.5411
01/01/2013 to 04/26/2013         7.945840          8.513370             0.0000
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.871674          5.212121        34,614.8845
01/01/2009 to 12/31/2009         5.212121          7.316015        28,191.6600
01/01/2010 to 12/31/2010         7.316015          7.817691        26,809.9701
01/01/2011 to 12/31/2011         7.817691          7.531055        25,147.6782
01/01/2012 to 04/27/2012         7.531055          8.446252             0.0000
--------------------------      ---------         ---------        -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        13.049654         13.423161             0.0000
01/01/2010 to 12/31/2010        13.423161         13.852313             0.0000
01/01/2011 to 12/31/2011        13.852313         14.498999             0.0000
01/01/2012 to 12/31/2012        14.498999         14.667869             0.0000
01/01/2013 to 12/31/2013        14.667869         13.958904             0.0000
01/01/2014 to 12/31/2014        13.958904         14.379136         1,775.7190
01/01/2015 to 12/31/2015        14.379136         14.037237         1,759.8753
01/01/2016 to 12/31/2016        14.037237         13.997294             0.0000
01/01/2017 to 12/31/2017        13.997294         14.074735             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/01/2009 to 12/31/2009         9.792724         12.620095             0.0000
01/01/2010 to 12/31/2010        12.620095         15.522231             0.0000
01/01/2011 to 12/31/2011        15.522231         14.822831         2,419.1166
01/01/2012 to 12/31/2012        14.822831         16.976483         1,920.8806
01/01/2013 to 12/31/2013        16.976483         22.013567           253.9620
01/01/2014 to 12/31/2014        22.013567         23.483116           252.5824
01/01/2015 to 12/31/2015        23.483116         22.323500           251.2040
01/01/2016 to 12/31/2016        22.323500         26.184184           249.6762
01/01/2017 to 12/31/2017        26.184184         29.568721           248.2483
--------------------------      ---------         ---------         ----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.352541         10.696288             0.0000
01/01/2010 to 12/31/2010        10.696288         11.259256             0.0000
01/01/2011 to 12/31/2011        11.259256          9.606541             0.0000
01/01/2012 to 12/31/2012         9.606541         11.065492             0.0000
01/01/2013 to 12/31/2013        11.065492         13.125592             0.0000
01/01/2014 to 12/31/2014        13.125592         12.009045             0.0000
01/01/2015 to 12/31/2015        12.009045         11.576302             0.0000
01/01/2016 to 12/31/2016        11.576302         11.416956             0.0000
01/01/2017 to 12/31/2017        11.416956         13.889918             0.0000
--------------------------      ---------         ---------         ----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.353775         12.664340             0.0000
01/01/2010 to 12/31/2010        12.664340         15.654299             0.0000
01/01/2011 to 12/31/2011        15.654299         14.629578             0.0000
01/01/2012 to 12/31/2012        14.629578         16.566404         1,580.9549
01/01/2013 to 12/31/2013        16.566404         22.350536           254.7067
01/01/2014 to 12/31/2014        22.350536         22.864016           253.3230
01/01/2015 to 12/31/2015        22.864016         21.319765           251.9408
01/01/2016 to 12/31/2016        21.319765         25.182355         4,446.8073
01/01/2017 to 12/31/2017        25.182355         28.116542         4,418.1117
--------------------------      ---------         ---------         ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.158957          8.063418         3,741.7175
01/01/2009 to 12/31/2009         8.063418          9.917674         2,683.0000
01/01/2010 to 12/31/2010         9.917674         11.091236         1,910.7203
01/01/2011 to 12/31/2011        11.091236         11.011323         1,887.5793
01/01/2012 to 12/31/2012        11.011323         12.413552         1,855.0487
01/01/2013 to 12/31/2013        12.413552         15.968932         1,914.6330
01/01/2014 to 12/31/2014        15.968932         17.641215         7,875.6046
01/01/2015 to 12/31/2015        17.641215         17.388844         7,368.5453
01/01/2016 to 12/31/2016        17.388844         18.918356           461.1223
01/01/2017 to 12/31/2017        18.918356         22.404035           427.9170
--------------------------      ---------         ---------         ----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.420689         19.064219         1,946.3791
01/01/2014 to 12/31/2014        19.064219         20.588240         1,941.5708
01/01/2015 to 12/31/2015        20.588240         20.036733         1,936.7671
01/01/2016 to 12/31/2016        20.036733         22.330102         1,931.4420
01/01/2017 to 12/31/2017        22.330102         25.648227         1,926.4654
--------------------------      ---------         ---------         ----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997425          6.557021             0.0000
01/01/2009 to 12/31/2009         6.557021          7.998503             0.0000
01/01/2010 to 12/31/2010         7.998503          8.674061         1,688.7295
01/01/2011 to 12/31/2011         8.674061          8.426655         1,688.7295
01/01/2012 to 12/31/2012         8.426655          9.375259         1,688.7295
01/01/2013 to 04/26/2013         9.375259         10.238801             0.0000
--------------------------       --------         ---------         ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.009705         18.624277         5,866.3856
01/01/2014 to 12/31/2014        18.624277         18.136985         4,690.9707
01/01/2015 to 12/31/2015        18.136985         17.783036         4,349.5382
01/01/2016 to 12/31/2016        17.783036         20.565171         3,884.2734
01/01/2017 to 12/31/2017        20.565171         23.200292         3,450.9930
--------------------------      ---------         ---------         ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.002632          9.040658         9,349.4380
01/01/2009 to 12/31/2009         9.040658         12.076985         8,452.2500
01/01/2010 to 12/31/2010        12.076985         14.493324         7,792.8114
01/01/2011 to 12/31/2011        14.493324         13.410358         6,626.9149
01/01/2012 to 12/31/2012        13.410358         13.789528         6,592.9777
01/01/2013 to 04/26/2013        13.789528         14.906563             0.0000
--------------------------      ---------         ---------         ----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.498270          8.152908        33,572.4516
01/01/2014 to 12/31/2014         8.152908          8.666404        18,221.8788
01/01/2015 to 12/31/2015         8.666404          9.355029        28,050.8082
01/01/2016 to 12/31/2016         9.355029          9.277723        25,726.0138
01/01/2017 to 12/31/2017         9.277723         12.096883        24,687.1365
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.123650          3.322217        31,961.6923
01/01/2009 to 12/31/2009         3.322217          5.158867        14,011.4200
01/01/2010 to 12/31/2010         5.158867          6.434519        27,070.9825
01/01/2011 to 12/31/2011         6.434519          5.663397        19,221.7505
01/01/2012 to 12/31/2012         5.663397          6.201472        19,315.9295
01/01/2013 to 04/26/2013         6.201472          6.465455             0.0000
--------------------------      ---------         ---------        -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.571220         14.623577             0.0000
01/01/2010 to 12/31/2010        14.623577         18.430123             0.0000
01/01/2011 to 12/31/2011        18.430123         15.000805             0.0000
01/01/2012 to 12/31/2012        15.000805         15.028268             0.0000
01/01/2013 to 12/31/2013        15.028268         16.257933             0.0000
01/01/2014 to 12/31/2014        16.257933         12.890752             0.0000
01/01/2015 to 12/31/2015        12.890752          8.466348             0.0000
01/01/2016 to 12/31/2016         8.466348         11.886969             0.0000
01/01/2017 to 12/31/2017        11.886969         11.525626             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        24.447676         25.198407        13,617.4312
01/01/2017 to 12/31/2017        25.198407         26.567365        12,703.7187
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     18.596273         14.784122           26,329.0735
01/01/2009 to 12/31/2009     14.784122         19.751275           24,339.7200
01/01/2010 to 12/31/2010     19.751275         21.794157           22,594.7720
01/01/2011 to 12/31/2011     21.794157         22.238455           20,773.2952
01/01/2012 to 12/31/2012     22.238455         24.531400           19,796.7996
01/01/2013 to 12/31/2013     24.531400         25.873580           20,409.0099
01/01/2014 to 12/31/2014     25.873580         26.493084           15,113.7335
01/01/2015 to 12/31/2015     26.493084         25.314991           14,395.2415
01/01/2016 to 04/29/2016     25.314991         26.003069                0.0000
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     24.946880         25.735465            6,491.1156
01/01/2017 to 12/31/2017     25.735465         27.146876            6,459.6208
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     11.617569         12.126306                0.0000
01/01/2011 to 12/31/2011     12.126306         12.254926              766.7214
01/01/2012 to 12/31/2012     12.254926         13.339894            4,645.9016
01/01/2013 to 12/31/2013     13.339894         13.213892            6,298.6430
01/01/2014 to 12/31/2014     13.213892         13.480410            6,285.1275
01/01/2015 to 12/31/2015     13.480410         12.975399           12,302.1119
01/01/2016 to 04/29/2016     12.975399         13.255695                0.0000
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     14.642329         14.225228            3,188.2905
01/01/2009 to 12/31/2009     14.225228         14.461815              719.8900
01/01/2010 to 12/31/2010     14.461815         14.901826            1,387.1745
01/01/2011 to 12/31/2011     14.901826         15.323164            1,006.2018
01/01/2012 to 12/31/2012     15.323164         15.421504            1,000.7094
01/01/2013 to 12/31/2013     15.421504         14.926945            1,137.7797
01/01/2014 to 12/31/2014     14.926945         14.952064            1,120.6933
01/01/2015 to 12/31/2015     14.952064         14.649616            1,062.4056
01/01/2016 to 12/31/2016     14.649616         14.455502            1,002.5964
01/01/2017 to 12/31/2017     14.455502         14.357321              974.5127

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998082          9.713095        5,671,057.1241
01/01/2012 to 12/31/2012         9.713095         10.506265        7,885,757.5088
01/01/2013 to 12/31/2013        10.506265         11.474744        7,558,395.9363
01/01/2014 to 12/31/2014        11.474744         12.104244        6,812,970.5138
01/01/2015 to 12/31/2015        12.104244         11.963151        6,316,179.3101
01/01/2016 to 12/31/2016        11.963151         12.178353        5,764,592.9691
01/01/2017 to 12/31/2017        12.178353         13.597468        5,219,274.9340
--------------------------      ---------         ---------        --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996802          1.037898           91,213.1403
01/01/2015 to 12/31/2015         1.037898          1.009859        1,016,226.1903
01/01/2016 to 12/31/2016         1.009859          1.012137        1,138,770.1828
01/01/2017 to 12/31/2017         1.012137          1.148677        1,174,499.7384
--------------------------      ---------         ---------        --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008082          6.994767        5,247,184.9940
01/01/2009 to 12/31/2009         6.994767          8.889143       10,533,141.1100
01/01/2010 to 12/31/2010         8.889143          9.797260       14,118,265.4310
01/01/2011 to 12/31/2011         9.797260          9.422832       15,174,256.5760
01/01/2012 to 12/31/2012         9.422832         10.511129       14,559,008.3347
01/01/2013 to 12/31/2013        10.511129         12.242973       13,341,702.2998
01/01/2014 to 12/31/2014        12.242973         12.758332       14,084,098.2402
01/01/2015 to 12/31/2015        12.758332         12.448539       11,930,285.7531
01/01/2016 to 12/31/2016        12.448539         13.187937       11,642,578.6763
01/01/2017 to 12/31/2017        13.187937         15.144404       10,849,517.7242
--------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998082          6.344471        8,002,848.2166
01/01/2009 to 12/31/2009         6.344471          8.356591       10,510,242.2000
01/01/2010 to 12/31/2010         8.356591          9.318900       10,880,598.4195
01/01/2011 to 12/31/2011         9.318900          8.724143       10,335,102.1630
01/01/2012 to 12/31/2012         8.724143          9.957163        9,598,131.9531
01/01/2013 to 12/31/2013         9.957163         12.241176        9,920,133.1742
01/01/2014 to 12/31/2014        12.241176         12.797185        9,667,360.0381
01/01/2015 to 12/31/2015        12.797185         12.480129        9,519,750.8073
01/01/2016 to 12/31/2016        12.480129         13.362298        9,054,112.4329
01/01/2017 to 12/31/2017        13.362298         15.934169        8,622,619.7450
--------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988083          5.745775        1,456,159.9271
01/01/2009 to 12/31/2009         5.745775          7.841818        3,183,724.2100
01/01/2010 to 12/31/2010         7.841818          9.118054        3,567,753.3446
01/01/2011 to 12/31/2011         9.118054          8.547889        3,779,309.3913
01/01/2012 to 12/31/2012         8.547889          9.861290        3,496,682.2292
01/01/2013 to 12/31/2013         9.861290         12.576555        3,014,569.2270
01/01/2014 to 12/31/2014        12.576555         13.369741        2,791,364.6026
01/01/2015 to 12/31/2015        13.369741         13.990630        2,445,514.7955
01/01/2016 to 12/31/2016        13.990630         14.998904        2,259,572.2591
01/01/2017 to 12/31/2017        14.998904         18.852015        2,058,901.9169
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018081          7.666872        3,358,104.7617
01/01/2009 to 12/31/2009         7.666872          9.296538        6,412,208.1800
01/01/2010 to 12/31/2010         9.296538         10.040347        7,414,291.3554
01/01/2011 to 12/31/2011        10.040347          9.885409        6,888,105.6463
01/01/2012 to 12/31/2012         9.885409         10.765856        6,344,947.1232
01/01/2013 to 12/31/2013        10.765856         12.009466        5,941,123.4244
01/01/2014 to 12/31/2014        12.009466         12.520354        5,519,929.3776
01/01/2015 to 12/31/2015        12.520354         12.213823        4,899,583.7886
01/01/2016 to 12/31/2016        12.213823         12.843658        4,788,458.0306
01/01/2017 to 12/31/2017        12.843658         14.257815        4,161,324.9758
--------------------------      ---------         ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011        10.343087         10.579250        6,276,133.2224
01/01/2012 to 12/31/2012        10.579250         11.492134       11,347,962.7076
01/01/2013 to 12/31/2013        11.492134         10.909788        8,044,991.6999
01/01/2014 to 12/31/2014        10.909788         11.149090        6,600,461.7443
01/01/2015 to 12/31/2015        11.149090          9.906825        5,077,637.6431
01/01/2016 to 12/31/2016         9.906825         10.607334        4,500,670.2739
01/01/2017 to 12/31/2017        10.607334         11.445606        4,054,739.4641
--------------------------      ---------         ---------       ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998082          9.545976        9,031,805.4922
01/01/2012 to 12/31/2012         9.545976         10.236873       11,694,984.7966
01/01/2013 to 12/31/2013        10.236873         11.096263       11,047,910.5106
01/01/2014 to 12/31/2014        11.096263         11.548820       10,025,429.9797
01/01/2015 to 12/31/2015        11.548820         11.336124        9,336,715.9611
01/01/2016 to 12/31/2016        11.336124         11.633112        8,512,617.3193
01/01/2017 to 12/31/2017        11.633112         12.953256        7,579,751.3027
--------------------------      ---------         ---------       ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.140545         12.045782           63,449.2645
01/01/2009 to 12/31/2009        12.045782         17.358689          478,831.8600
01/01/2010 to 12/31/2010        17.358689         19.748068          660,198.8705
01/01/2011 to 12/31/2011        19.748068         19.861185          870,932.7152
01/01/2012 to 12/31/2012        19.861185         22.743320          981,519.8349
01/01/2013 to 12/31/2013        22.743320         24.434687          830,339.2561
01/01/2014 to 12/31/2014        24.434687         24.802021          596,045.2187
01/01/2015 to 12/31/2015        24.802021         23.385369          586,471.2775
01/01/2016 to 12/31/2016        23.385369         26.191865          651,769.4115
01/01/2017 to 12/31/2017        26.191865         27.735947          614,188.3058
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.086132          7.610366        6,490,225.9388
01/01/2009 to 12/31/2009         7.610366          9.919738        6,596,854.5000
01/01/2010 to 12/31/2010         9.919738         11.356251        6,341,797.8258
01/01/2011 to 12/31/2011        11.356251         10.515063        6,261,087.1205
01/01/2012 to 12/31/2012        10.515063         12.061485        5,606,319.8885
01/01/2013 to 12/31/2013        12.061485         15.349577        5,575,504.0722
01/01/2014 to 12/31/2014        15.349577         15.850816        5,069,985.6793
01/01/2015 to 12/31/2015        15.850816         15.263021        4,614,295.0948
01/01/2016 to 12/31/2016        15.263021         16.344835        4,024,702.7736
01/01/2017 to 12/31/2017        16.344835         19.745867        3,646,917.1746
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.998082          9.361335        8,615,631.3042
01/01/2012 to 12/31/2012         9.361335         10.403852       11,258,006.2754
01/01/2013 to 12/31/2013        10.403852         11.691635       14,685,723.6325
01/01/2014 to 12/31/2014        11.691635         12.597290       14,755,323.6626
01/01/2015 to 12/31/2015        12.597290         11.872752       13,963,572.9500
01/01/2016 to 12/31/2016        11.872752         12.642725       13,075,071.6191
01/01/2017 to 12/31/2017        12.642725         14.701682       12,340,386.5334
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        17.056395         11.761385        1,817,125.4864
01/01/2009 to 12/31/2009        11.761385         14.614344        1,803,390.9400
01/01/2010 to 12/31/2010        14.614344         17.218453        1,788,638.5263
01/01/2011 to 12/31/2011        17.218453         15.400050        1,745,938.9641
01/01/2012 to 12/31/2012        15.400050         17.853291        1,477,939.5884
01/01/2013 to 12/31/2013        17.853291         23.236144        1,236,327.3402
01/01/2014 to 12/31/2014        23.236144         23.224704        1,048,635.0053
01/01/2015 to 12/31/2015        23.224704         21.587449          891,044.7786
01/01/2016 to 12/31/2016        21.587449         27.843274          767,078.9633
01/01/2017 to 12/31/2017        27.843274         30.562709          687,514.2546
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS
B))

01/01/2008 to 12/31/2008        14.033128          6.131668          684,455.5441
01/01/2009 to 12/31/2009         6.131668         10.179606        1,107,585.9100
01/01/2010 to 12/31/2010        10.179606         12.369549        1,467,135.4771
01/01/2011 to 12/31/2011        12.369549          9.881769        1,629,712.7032
01/01/2012 to 12/31/2012         9.881769         11.544206        1,554,775.7798
01/01/2013 to 12/31/2013        11.544206         10.778868        1,596,472.0004
01/01/2014 to 12/31/2014        10.778868          9.901143        1,558,190.3139
01/01/2015 to 12/31/2015         9.901143          8.385404        1,612,334.0163
01/01/2016 to 12/31/2016         8.385404          9.187708        1,437,497.2226
01/01/2017 to 12/31/2017         9.187708         11.586489        1,328,325.3335
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.997603         10.198534          192,719.0026
01/01/2011 to 12/31/2011        10.198534         10.223228          416,310.5234
01/01/2012 to 12/31/2012        10.223228         10.781338          538,503.6132
01/01/2013 to 12/31/2013        10.781338         11.000723          617,200.0755
01/01/2014 to 12/31/2014        11.000723         10.889452          409,711.8571
01/01/2015 to 12/31/2015        10.889452         10.611186          554,028.0772
01/01/2016 to 12/31/2016        10.611186         11.393584          580,528.7140
01/01/2017 to 12/31/2017        11.393584         11.608196          639,781.2203
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.987604          9.743895          174,811.0396
01/01/2012 to 12/31/2012         9.743895          9.995045          363,101.3683
01/01/2013 to 12/31/2013         9.995045          9.935655        1,084,378.0769
01/01/2014 to 12/31/2014         9.935655          9.866566        1,217,483.6779
01/01/2015 to 12/31/2015         9.866566          9.635047        1,639,593.8880
01/01/2016 to 12/31/2016         9.635047          9.764572        1,436,270.8923
01/01/2017 to 12/31/2017         9.764572          9.723415        1,476,396.0589
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009          9.998082         10.871607         33,709.3600
01/01/2010 to 12/31/2010         10.871607         12.129841        150,154.6529
01/01/2011 to 12/31/2011         12.129841         11.880428        123,804.7905
01/01/2012 to 12/31/2012         11.880428         13.341128         79,334.4361
01/01/2013 to 12/31/2013         13.341128         13.245689         77,744.4143
01/01/2014 to 12/31/2014         13.245689         13.164349         73,911.1003
01/01/2015 to 12/31/2015         13.164349         12.397834         71,298.4042
01/01/2016 to 12/31/2016         12.397834         12.289311         67,262.3202
01/01/2017 to 12/31/2017         12.289311         12.093585         62,707.8252
--------------------------       ---------         ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         16.093623          9.223364        622,936.2140
01/01/2009 to 12/31/2009          9.223364         12.211480        648,040.3300
01/01/2010 to 12/31/2010         12.211480         13.932543        685,456.0405
01/01/2011 to 12/31/2011         13.932543         12.926451        700,323.8114
01/01/2012 to 12/31/2012         12.926451         16.002101        679,389.0126
01/01/2013 to 12/31/2013         16.002101         16.282017        613,726.2284
01/01/2014 to 12/31/2014         16.282017         18.122311        766,114.7711
01/01/2015 to 12/31/2015         18.122311         17.558323        698,274.6675
01/01/2016 to 12/31/2016         17.558323         17.404553        659,523.4915
01/01/2017 to 12/31/2017         17.404553         18.941275        617,036.9436
--------------------------       ---------         ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008          7.680812          4.599793      1,377,219.8223
01/01/2009 to 12/31/2009          4.599793          6.009860      1,325,321.0600
01/01/2010 to 12/31/2010          6.009860          7.310444      1,348,207.2206
01/01/2011 to 12/31/2011          7.310444          7.417176      2,092,369.8231
01/01/2012 to 12/31/2012          7.417176          8.636667      1,876,364.4859
01/01/2013 to 12/31/2013          8.636667         12.357081      2,349,066.1444
01/01/2014 to 12/31/2014         12.357081         14.436842      2,617,829.6241
01/01/2015 to 12/31/2015         14.436842         13.613734      2,596,366.5865
01/01/2016 to 12/31/2016         13.613734         13.736148      2,293,067.4522
01/01/2017 to 12/31/2017         13.736148         15.983387      2,044,022.7552
--------------------------       ---------         ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        137.018308        140.581867         10,624.6157
01/01/2011 to 12/31/2011        140.581867        127.724425         16,857.9907
01/01/2012 to 12/31/2012        127.724425        153.754409         22,053.2380
01/01/2013 to 12/31/2013        153.754409        194.579444         26,499.0277
01/01/2014 to 04/25/2014        194.579444        202.393676              0.0000
--------------------------      ----------        ----------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         10.283068          4.585552        554,297.9649
01/01/2009 to 12/31/2009          4.585552          6.216925        652,519.2600
01/01/2010 to 12/31/2010          6.216925          6.557220        652,925.8722
01/01/2011 to 04/29/2011          6.557220          6.964406              0.0000
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.211790          9.554730        1,047,271.3928
01/01/2009 to 12/31/2009         9.554730         12.421876          914,513.7100
01/01/2010 to 12/31/2010        12.421876         15.164455          953,902.7563
01/01/2011 to 12/31/2011        15.164455         13.964054        1,012,675.9693
01/01/2012 to 12/31/2012        13.964054         16.206485          904,895.6265
01/01/2013 to 12/31/2013        16.206485         21.125154          789,284.0815
01/01/2014 to 12/31/2014        21.125154         23.504834          706,298.1781
01/01/2015 to 12/31/2015        23.504834         20.990857          584,483.8168
01/01/2016 to 12/31/2016        20.990857         23.346014          519,154.7064
01/01/2017 to 12/31/2017        23.346014         25.417609          449,078.5181
--------------------------      ---------         ---------        --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.077046         11.081126        2,186,620.7535
01/01/2009 to 12/31/2009        11.081126         16.884571        2,285,000.0700
01/01/2010 to 12/31/2010        16.884571         19.316214        2,291,484.2055
01/01/2011 to 12/31/2011        19.316214         16.275690        2,315,908.7036
01/01/2012 to 12/31/2012        16.275690         20.670059        2,030,456.0944
01/01/2013 to 12/31/2013        20.670059         26.504545        1,937,964.8981
01/01/2014 to 12/31/2014        26.504545         24.536719        1,902,582.2460
01/01/2015 to 12/31/2015        24.536719         23.020700        1,768,822.4687
01/01/2016 to 12/31/2016        23.020700         24.471249        1,625,716.8478
01/01/2017 to 12/31/2017        24.471249         31.365374        1,459,735.3285
--------------------------      ---------         ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010655          1.045471       13,589,493.2558
01/01/2013 to 12/31/2013         1.045471          1.046454       15,261,092.5902
01/01/2014 to 12/31/2014         1.046454          1.085687       13,343,071.8871
01/01/2015 to 12/31/2015         1.085687          1.021990       12,326,232.6915
01/01/2016 to 12/31/2016         1.021990          1.121928       14,226,390.9689
01/01/2017 to 12/31/2017         1.121928          1.212775       13,467,958.6054
--------------------------      ---------         ---------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.419472          7.191079          588,494.4139
01/01/2009 to 12/31/2009         7.191079          8.945174          825,956.7100
01/01/2010 to 12/31/2010         8.945174         10.097738          887,283.3967
01/01/2011 to 12/31/2011        10.097738          9.777703          958,064.8916
01/01/2012 to 12/31/2012         9.777703         11.386622        1,057,626.4723
01/01/2013 to 12/31/2013        11.386622         15.149305        1,014,461.6831
01/01/2014 to 12/31/2014        15.149305         16.272764        1,419,527.6653
01/01/2015 to 12/31/2015        16.272764         15.035650        1,501,128.4135
01/01/2016 to 12/31/2016        15.035650         17.330567        1,508,561.1568
01/01/2017 to 12/31/2017        17.330567         20.099839        1,348,478.6999
--------------------------      ---------         ---------       ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.686028          9.443675          868,227.7341
01/01/2009 to 12/31/2009         9.443675         12.418277          895,988.1400
01/01/2010 to 12/31/2010        12.418277         15.398109          846,016.4778
01/01/2011 to 12/31/2011        15.398109         14.967924          864,736.8237
01/01/2012 to 12/31/2012        14.967924         17.388169          784,137.3610
01/01/2013 to 12/31/2013        17.388169         23.951394          745,938.6184
01/01/2014 to 12/31/2014        23.951394         25.397771          657,045.6631
01/01/2015 to 12/31/2015        25.397771         24.530441          600,854.5033
01/01/2016 to 12/31/2016        24.530441         26.861220          583,220.6116
01/01/2017 to 12/31/2017        26.861220         33.083429          509,380.0986
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.037623         10.474723        2,046,645.1401
01/01/2014 to 12/31/2014        10.474723         10.817135        1,908,590.6666
01/01/2015 to 12/31/2015        10.817135         10.680816        1,482,994.2190
01/01/2016 to 12/31/2016        10.680816         10.729571        1,450,260.0646
01/01/2017 to 12/31/2017        10.729571         10.893117        1,365,342.4832
--------------------------      ---------         ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038080          8.930842          431,668.6010
01/01/2009 to 12/31/2009         8.930842          9.839740        1,765,576.4200
01/01/2010 to 12/31/2010         9.839740         10.258953        2,205,932.0204
01/01/2011 to 12/31/2011        10.258953         10.665052        2,868,667.9830
01/01/2012 to 12/31/2012        10.665052         10.994233        2,799,901.7734
01/01/2013 to 04/26/2013        10.994233         10.965528                0.0000
--------------------------      ---------         ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012709          1.047513        5,781,678.2976
01/01/2013 to 12/31/2013         1.047513          1.142433       17,565,443.6952
01/01/2014 to 12/31/2014         1.142433          1.200926       20,522,830.2597
01/01/2015 to 12/31/2015         1.200926          1.190645       21,235,917.2204
01/01/2016 to 12/31/2016         1.190645          1.203955       20,275,621.1757
01/01/2017 to 12/31/2017         1.203955          1.380204       18,640,597.9273
--------------------------      ---------         ---------       ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.958474          7.734002          574,062.5074
01/01/2009 to 12/31/2009         7.734002         10.701942          674,507.5800
01/01/2010 to 12/31/2010        10.701942         12.831376          989,430.4260
01/01/2011 to 12/31/2011        12.831376         12.422254          897,186.6595
01/01/2012 to 12/31/2012        12.422254         14.272304          804,009.2089
01/01/2013 to 12/31/2013        14.272304         16.426933          684,376.7472
01/01/2014 to 12/31/2014        16.426933         16.701626          574,929.7539
01/01/2015 to 12/31/2015        16.701626         16.613369          499,172.6241
01/01/2016 to 12/31/2016        16.613369         17.105049          417,506.6311
01/01/2017 to 12/31/2017        17.105049         20.670092          349,342.0341
--------------------------      ---------         ---------       ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077893          1.124426        4,035,944.2235
01/01/2014 to 12/31/2014         1.124426          1.207247        8,831,029.0449
01/01/2015 to 12/31/2015         1.207247          1.171927        9,947,645.3200
01/01/2016 to 12/31/2016         1.171927          1.201823        9,640,467.1588
01/01/2017 to 12/31/2017         1.201823          1.364606        9,326,316.7891
--------------------------      ---------         ---------       ---------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.512947          9.917813        1,735,239.5436
01/01/2009 to 12/31/2009         9.917813         12.822103        1,657,959.1500
01/01/2010 to 12/31/2010        12.822103         14.036777        1,558,754.1578
01/01/2011 to 12/31/2011        14.036777         12.315804        1,451,252.3352
01/01/2012 to 12/31/2012        12.315804         14.122923        1,356,246.8699
01/01/2013 to 12/31/2013        14.122923         16.550500        1,220,678.8154
01/01/2014 to 12/31/2014        16.550500         15.133116        1,100,374.5092
01/01/2015 to 12/31/2015        15.133116         14.606784        1,037,707.0313
01/01/2016 to 12/31/2016        14.606784         14.227740          951,290.4147
01/01/2017 to 12/31/2017        14.227740         17.918161          818,774.5442
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999760          1.033089                0.0000
01/01/2015 to 12/31/2015         1.033089          0.959564          177,860.9089
01/01/2016 to 12/31/2016         0.959564          1.047802        2,545,765.7390
01/01/2017 to 12/31/2017         1.047802          1.159392        2,824,830.6850
--------------------------       --------          --------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.933208         10.917813        2,251,813.4076
01/01/2009 to 12/31/2009        10.917813         12.664811        3,251,441.7700
01/01/2010 to 12/31/2010        12.664811         13.411023        3,828,808.8985
01/01/2011 to 12/31/2011        13.411023         14.647270        3,925,981.3901
01/01/2012 to 12/31/2012        14.647270         15.706100        3,926,677.4296
01/01/2013 to 12/31/2013        15.706100         14.002111        3,292,234.6182
01/01/2014 to 12/31/2014        14.002111         14.157275        2,842,547.0512
01/01/2015 to 12/31/2015        14.157275         13.479002        2,435,278.1898
01/01/2016 to 12/31/2016        13.479002         13.905304        2,252,194.0343
01/01/2017 to 12/31/2017        13.905304         14.138586        2,262,643.9417
--------------------------      ---------         ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.030449         12.856283        3,279,295.3815
01/01/2009 to 12/31/2009        12.856283         14.910936        6,136,350.1700
01/01/2010 to 12/31/2010        14.910936         15.849486        7,981,182.9396
01/01/2011 to 12/31/2011        15.849486         16.068936        7,781,167.3270
01/01/2012 to 12/31/2012        16.068936         17.252528        7,561,249.3533
01/01/2013 to 12/31/2013        17.252528         16.628506        6,568,373.0291
01/01/2014 to 12/31/2014        16.628506         17.024993        5,751,741.4106
01/01/2015 to 12/31/2015        17.024993         16.730484        4,325,908.6290
01/01/2016 to 12/31/2016        16.730484         16.869299        3,916,493.3498
01/01/2017 to 12/31/2017        16.869299         17.323540        3,958,841.3765
--------------------------      ---------         ---------        --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998082         10.730125        1,867,594.4204
01/01/2012 to 12/31/2012        10.730125         10.875038        2,787,496.6231
01/01/2013 to 12/31/2013        10.875038         10.203401        1,546,251.6604
01/01/2014 to 12/31/2014        10.203401         10.784057        1,470,145.5307
01/01/2015 to 12/31/2015        10.784057         10.642551        1,256,532.6004
01/01/2016 to 12/31/2016        10.642551         10.595690        1,238,912.6121
01/01/2017 to 12/31/2017        10.595690         10.683085        1,062,111.3225
--------------------------      ---------         ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215119         10.726847          285,431.0588
01/01/2014 to 12/31/2014        10.726847         11.451591          602,332.8281
01/01/2015 to 12/31/2015        11.451591         11.112109        2,008,844.4763
01/01/2016 to 12/31/2016        11.112109         11.417906        1,916,016.7790
01/01/2017 to 12/31/2017        11.417906         13.068566        1,817,169.3874
--------------------------      ---------         ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010688          1.065582        6,185,048.1704
01/01/2013 to 12/31/2013         1.065582          1.152969       15,375,194.1818
01/01/2014 to 12/31/2014         1.152969          1.220650       15,798,590.7675
01/01/2015 to 12/31/2015         1.220650          1.188929       21,496,129.4921
01/01/2016 to 12/31/2016         1.188929          1.234350       20,030,101.6592
01/01/2017 to 12/31/2017         1.234350          1.386406       18,464,883.5768
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.314090          8.474073          19,886.2648
01/01/2009 to 12/31/2009         8.474073         10.399444       1,426,873.3400
01/01/2010 to 12/31/2010        10.399444         11.469830       2,651,157.7338
01/01/2011 to 12/31/2011        11.469830         11.390862       3,418,486.3701
01/01/2012 to 12/31/2012        11.390862         12.629955       3,190,895.8286
01/01/2013 to 12/31/2013        12.629955         14.015779       2,715,902.3492
01/01/2014 to 12/31/2014        14.015779         14.573082       2,572,478.0647
01/01/2015 to 12/31/2015        14.573082         14.039123       2,255,037.4453
01/01/2016 to 12/31/2016        14.039123         14.593535       2,070,850.8473
01/01/2017 to 12/31/2017        14.593535         16.615538       1,866,877.0784
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.698088          7.769023          17,504.5765
01/01/2009 to 12/31/2009         7.769023          9.855748       1,015,436.6800
01/01/2010 to 12/31/2010         9.855748         11.055654       1,566,354.6843
01/01/2011 to 12/31/2011        11.055654         10.632939       2,207,831.6137
01/01/2012 to 12/31/2012        10.632939         12.018082       2,284,146.2814
01/01/2013 to 12/31/2013        12.018082         13.943906       2,271,589.9336
01/01/2014 to 12/31/2014        13.943906         14.439035       2,188,708.7904
01/01/2015 to 12/31/2015        14.439035         13.860629       1,603,432.1289
01/01/2016 to 12/31/2016        13.860629         14.557192       1,426,111.1610
01/01/2017 to 12/31/2017        14.557192         17.114432       1,357,580.1376
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        56.676164         35.456933         791,091.4221
01/01/2009 to 12/31/2009        35.456933         41.250240         762,544.7100
01/01/2010 to 12/31/2010        41.250240         47.433661         707,005.2441
01/01/2011 to 12/31/2011        47.433661         44.743119         635,043.3189
01/01/2012 to 12/31/2012        44.743119         51.866902         590,548.9292
01/01/2013 to 12/31/2013        51.866902         68.181976         576,258.1376
01/01/2014 to 12/31/2014        68.181976         75.897068         553,574.9940
01/01/2015 to 12/31/2015        75.897068         71.905935         475,033.8810
01/01/2016 to 12/31/2016        71.905935         81.924301         428,228.3129
01/01/2017 to 12/31/2017        81.924301         94.151854         400,128.5029
--------------------------      ---------         ---------       --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.550114          5.653832       2,780,607.6667
01/01/2009 to 12/31/2009         5.653832          8.082081       3,649,187.0500
01/01/2010 to 12/31/2010         8.082081         10.140573       3,625,910.2671
01/01/2011 to 12/31/2011        10.140573          9.800815       3,511,330.1040
01/01/2012 to 12/31/2012         9.800815         10.947584       3,188,985.7697
01/01/2013 to 12/31/2013        10.947584         14.692799       2,834,434.2261
01/01/2014 to 12/31/2014        14.692799         16.282305       2,386,281.0893
01/01/2015 to 12/31/2015        16.282305         17.067600       1,947,980.7300
01/01/2016 to 12/31/2016        17.067600         17.813988       1,749,731.6766
01/01/2017 to 12/31/2017        17.813988         21.837405       1,490,433.5439
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        24.259921         15.945964           75,217.6085
01/01/2009 to 12/31/2009        15.945964         19.827088          140,201.6200
01/01/2010 to 12/31/2010        19.827088         24.457039          184,270.7338
01/01/2011 to 12/31/2011        24.457039         23.144786          209,167.5949
01/01/2012 to 12/31/2012        23.144786         26.083594          169,738.4607
01/01/2013 to 12/31/2013        26.083594         33.398816          144,128.0560
01/01/2014 to 12/31/2014        33.398816         35.984283          195,788.3785
01/01/2015 to 12/31/2015        35.984283         32.184148          222,380.3688
01/01/2016 to 12/31/2016        32.184148         36.529158          230,168.7809
01/01/2017 to 12/31/2017        36.529158         39.298482          216,608.5816
--------------------------      ---------         ---------          ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        12.042406         13.184184        1,426,311.2961
01/01/2014 to 12/31/2014        13.184184         12.522304        1,302,313.9885
01/01/2015 to 12/31/2015        12.522304         12.038017          916,231.5728
01/01/2016 to 12/31/2016        12.038017         12.426654          901,842.0619
01/01/2017 to 12/31/2017        12.426654         16.472381          766,786.7280
--------------------------      ---------         ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088078          6.040337        1,015,634.4937
01/01/2009 to 12/31/2009         6.040337          8.461583        2,114,373.0600
01/01/2010 to 12/31/2010         8.461583          8.888011        2,557,917.2400
01/01/2011 to 12/31/2011         8.888011          7.486399        2,632,595.1694
01/01/2012 to 12/31/2012         7.486399          8.638908        2,334,416.1737
01/01/2013 to 04/26/2013         8.638908          8.949795                0.0000
--------------------------      ---------         ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.488684         10.574117        8,674,989.1980
01/01/2009 to 12/31/2009        10.574117         10.416985        7,594,313.0900
01/01/2010 to 12/31/2010        10.416985         10.236266        7,145,063.9622
01/01/2011 to 12/31/2011        10.236266         10.059165        7,458,604.0332
01/01/2012 to 12/31/2012        10.059165          9.883705        5,071,405.9321
01/01/2013 to 12/31/2013         9.883705          9.712238        4,624,974.0332
01/01/2014 to 12/31/2014         9.712238          9.543745        4,196,690.0924
01/01/2015 to 12/31/2015         9.543745          9.378175        4,718,394.5202
01/01/2016 to 12/31/2016         9.378175          9.225813        3,790,678.8024
01/01/2017 to 12/31/2017         9.225813          9.123732        3,095,629.1572
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.513985         13.749101          398,211.0802
01/01/2015 to 12/31/2015        13.749101         13.431465          632,648.8426
01/01/2016 to 12/31/2016        13.431465         13.796365          722,498.8665
01/01/2017 to 12/31/2017        13.796365         14.497549          947,110.1965
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.526954          8.987380       15,011,543.6110
01/01/2009 to 12/31/2009         8.987380         10.854598       16,266,071.9600
01/01/2010 to 12/31/2010        10.854598         11.829251       16,834,585.9602
01/01/2011 to 12/31/2011        11.829251         11.830850       16,592,336.7208
01/01/2012 to 12/31/2012        11.830850         12.892990       15,754,783.9479
01/01/2013 to 12/31/2013        12.892990         13.819648       11,939,087.0285
01/01/2014 to 04/25/2014        13.819648         13.917987                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.020101          8.690395       20,868,660.8164
01/01/2009 to 12/31/2009         8.690395         10.767338       22,934,911.6400
01/01/2010 to 12/31/2010        10.767338         11.892574       23,439,387.5385
01/01/2011 to 12/31/2011        11.892574         11.673042       22,281,647.5233
01/01/2012 to 12/31/2012        11.673042         12.891083       20,830,452.2319
01/01/2013 to 12/31/2013        12.891083         14.469509       18,712,679.6285
01/01/2014 to 04/25/2014        14.469509         14.517559                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.099853         14.460114       27,235,792.0427
01/01/2015 to 12/31/2015        14.460114         14.056737       23,681,147.8920
01/01/2016 to 12/31/2016        14.056737         14.653790       21,188,140.9937
01/01/2017 to 12/31/2017        14.653790         15.932804       18,177,563.4982
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.402700          8.294780       55,515,384.9696
01/01/2009 to 12/31/2009         8.294780         10.460525       55,632,695.2600
01/01/2010 to 12/31/2010        10.460525         11.675611       56,099,136.6667
01/01/2011 to 12/31/2011        11.675611         11.278110       53,830,140.2053
01/01/2012 to 12/31/2012        11.278110         12.625255       49,469,018.7129
01/01/2013 to 12/31/2013        12.625255         14.815420       46,086,627.2914
01/01/2014 to 04/25/2014        14.815420         14.819885                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.499935         14.983098       41,981,591.6753
01/01/2015 to 12/31/2015        14.983098         14.536495       37,725,005.2600
01/01/2016 to 12/31/2016        14.536495         15.299267       33,780,770.7279
01/01/2017 to 12/31/2017        15.299267         17.249415       30,108,742.1825
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.054701          7.969996       68,454,250.9118
01/01/2009 to 12/31/2009         7.969996         10.188952       63,822,858.2600
01/01/2010 to 12/31/2010        10.188952         11.563163       60,628,677.9788
01/01/2011 to 12/31/2011        11.563163         10.922825       55,720,605.5803
01/01/2012 to 12/31/2012        10.922825         12.419539       50,881,185.5886
01/01/2013 to 12/31/2013        12.419539         15.366779       50,261,141.0705
01/01/2014 to 04/25/2014        15.366779         15.287812                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.998082          7.016687        3,285,606.2257
01/01/2009 to 12/31/2009         7.016687          8.863588        3,853,634.2000
01/01/2010 to 12/31/2010         8.863588          9.584867        3,789,520.2468
01/01/2011 to 12/31/2011         9.584867          9.253106        3,758,850.3330
01/01/2012 to 12/31/2012         9.253106         10.557734        3,604,520.1753
01/01/2013 to 04/26/2013        10.557734         11.353330                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.473789         15.042373       49,683,117.7582
01/01/2015 to 12/31/2015        15.042373         14.530683       45,266,188.4692
01/01/2016 to 12/31/2016        14.530683         15.441002       40,816,532.0544
01/01/2017 to 12/31/2017        15.441002         18.081453       36,476,448.6870
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.206575          8.577913       1,563,693.7824
01/01/2009 to 12/31/2009         8.577913         11.901726       1,401,945.3300
01/01/2010 to 12/31/2010        11.901726         13.421612       1,229,563.7787
01/01/2011 to 12/31/2011        13.421612         14.045289       1,191,623.4151
01/01/2012 to 12/31/2012        14.045289         15.398682       1,062,669.8414
01/01/2013 to 12/31/2013        15.398682         20.656077         909,699.7145
01/01/2014 to 12/31/2014        20.656077         20.637482         790,769.0743
01/01/2015 to 12/31/2015        20.637482         18.319423         676,231.8833
01/01/2016 to 12/31/2016        18.319423         22.079394         612,201.6575
01/01/2017 to 12/31/2017        22.079394         24.418175         547,843.2687
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.064695         10.129881           2,241.7275
01/01/2009 to 12/31/2009        10.129881         14.206229          80,553.9500
01/01/2010 to 12/31/2010        14.206229         17.113440         171,671.0437
01/01/2011 to 12/31/2011        17.113440         14.083849         248,471.2541
01/01/2012 to 12/31/2012        14.083849         16.315960         207,967.0234
01/01/2013 to 12/31/2013        16.315960         20.458437         221,011.9658
01/01/2014 to 12/31/2014        20.458437         18.757640         232,794.9276
01/01/2015 to 12/31/2015        18.757640         19.493020         205,998.3742
01/01/2016 to 12/31/2016        19.493020         20.270913         166,721.8583
01/01/2017 to 12/31/2017        20.270913         25.985438         173,881.3627
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        21.897491         22.236591         161,372.5621
01/01/2017 to 12/31/2017        22.236591         25.962156         158,345.7145
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        12.701227         15.535332           3,875.2400
01/01/2010 to 12/31/2010        15.535332         17.698021          26,069.9948
01/01/2011 to 12/31/2011        17.698021         16.544278          60,241.1375
01/01/2012 to 12/31/2012        16.544278         17.942723          67,625.4960
01/01/2013 to 12/31/2013        17.942723         23.399440          73,838.0464
01/01/2014 to 12/31/2014        23.399440         25.507070          71,817.6008
01/01/2015 to 12/31/2015        25.507070         25.001745          88,874.7119
01/01/2016 to 04/29/2016        25.001745         25.128938               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.699041          8.744157       3,925,289.2989
01/01/2009 to 12/31/2009         8.744157         11.327250       4,391,993.2300
01/01/2010 to 12/31/2010        11.327250         12.446164       4,352,583.2105
01/01/2011 to 12/31/2011        12.446164         11.719538       4,247,790.9302
01/01/2012 to 12/31/2012        11.719538         12.977808       3,639,505.8002
01/01/2013 to 12/31/2013        12.977808         17.028538       3,085,462.6997
01/01/2014 to 12/31/2014        17.028538         18.481165       2,606,206.0746
01/01/2015 to 12/31/2015        18.481165         18.572178       1,988,409.4220
01/01/2016 to 12/31/2016        18.572178         19.555289       1,729,777.6836
01/01/2017 to 12/31/2017        19.555289         22.852853       1,450,459.0248
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.555344         17.310581         397,566.6573
01/01/2014 to 12/31/2014        17.310581         18.860303         369,417.9991
01/01/2015 to 12/31/2015        18.860303         19.015748         330,210.5036
01/01/2016 to 12/31/2016        19.015748         19.649625         302,023.5369
01/01/2017 to 12/31/2017        19.649625         24.124685         267,058.2634
--------------------------      ---------         ---------         ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.429601          7.838404         587,465.1747
01/01/2009 to 12/31/2009         7.838404         11.335295         545,087.9400
01/01/2010 to 12/31/2010        11.335295         14.164443         532,004.1929
01/01/2011 to 12/31/2011        14.164443         12.880067         547,371.3652
01/01/2012 to 12/31/2012        12.880067         13.417273         476,470.8879
01/01/2013 to 04/26/2013        13.417273         14.461751               0.0000
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.772482          7.963454       1,551,252.8603
01/01/2009 to 12/31/2009         7.963454         10.921265       1,781,708.2000
01/01/2010 to 12/31/2010        10.921265         11.946084       1,712,164.2410
01/01/2011 to 12/31/2011        11.946084         11.765296       1,571,504.4441
01/01/2012 to 12/31/2012        11.765296         13.358605       2,574,947.6990
01/01/2013 to 12/31/2013        13.358605         17.948732       2,333,821.9085
01/01/2014 to 12/31/2014        17.948732         19.179453       2,023,452.4397
01/01/2015 to 12/31/2015        19.179453         20.833099       1,710,224.0089
01/01/2016 to 12/31/2016        20.833099         20.445118       1,572,748.2896
01/01/2017 to 12/31/2017        20.445118         27.523129       1,325,820.8842
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.978019          5.705506         516,683.5299
01/01/2009 to 12/31/2009         5.705506          6.910104         488,094.0900
01/01/2010 to 12/31/2010         6.910104          7.834937         414,301.6397
01/01/2011 to 12/31/2011         7.834937          7.403653         476,446.3291
01/01/2012 to 12/31/2012         7.403653          8.196467         371,920.3657
01/01/2013 to 04/26/2013         8.196467          8.798666               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.090152          5.359740       2,538,996.6980
01/01/2009 to 12/31/2009         5.359740          7.568480       2,330,307.4300
01/01/2010 to 12/31/2010         7.568480          8.136100       2,020,755.9839
01/01/2011 to 12/31/2011         8.136100          7.884860       1,836,098.7767
01/01/2012 to 04/27/2012         7.884860          8.860339               0.0000
--------------------------      ---------         ---------       --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        13.897321         14.351824         100,634.9100
01/01/2010 to 12/31/2010        14.351824         14.899780         302,749.3567
01/01/2011 to 12/31/2011        14.899780         15.688931         468,494.1809
01/01/2012 to 12/31/2012        15.688931         15.967684         558,690.0426
01/01/2013 to 12/31/2013        15.967684         15.287359         578,517.1887
01/01/2014 to 12/31/2014        15.287359         15.842341         665,699.0394
01/01/2015 to 12/31/2015        15.842341         15.558733         733,545.1804
01/01/2016 to 12/31/2016        15.558733         15.607822         780,822.8603
01/01/2017 to 12/31/2017        15.607822         15.788352         698,619.3520
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/01/2009 to 12/31/2009        10.325718         13.360309          41,765.7400
01/01/2010 to 12/31/2010        13.360309         16.531427         102,177.0255
01/01/2011 to 12/31/2011        16.531427         15.881398         128,276.6954
01/01/2012 to 12/31/2012        15.881398         18.298861         139,688.8559
01/01/2013 to 12/31/2013        18.298861         23.871000         261,800.7353
01/01/2014 to 12/31/2014        23.871000         25.617806         229,419.4811
01/01/2015 to 12/31/2015        25.617806         24.499360         289,364.1737
01/01/2016 to 12/31/2016        24.499360         28.909188         273,329.2459
01/01/2017 to 12/31/2017        28.909188         32.841772         256,357.5403
--------------------------      ---------         ---------         ------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.895451         11.436663         126,443.0400
01/01/2010 to 12/31/2010        11.436663         12.110959         202,589.2940
01/01/2011 to 12/31/2011        12.110959         10.395367         235,818.5508
01/01/2012 to 12/31/2012        10.395367         12.046530         216,782.3733
01/01/2013 to 12/31/2013        12.046530         14.375224         363,515.0324
01/01/2014 to 12/31/2014        14.375224         13.231571         404,245.0967
01/01/2015 to 12/31/2015        13.231571         12.831574         549,557.6176
01/01/2016 to 12/31/2016        12.831574         12.731112         526,679.1645
01/01/2017 to 12/31/2017        12.731112         15.581600         500,262.2381
--------------------------      ---------         ---------         ------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.026831         13.541011          38,651.6900
01/01/2010 to 12/31/2010        13.541011         16.838547         117,877.3557
01/01/2011 to 12/31/2011        16.838547         15.830866         164,138.9444
01/01/2012 to 12/31/2012        15.830866         18.035140         207,293.7913
01/01/2013 to 12/31/2013        18.035140         24.478371         266,413.3726
01/01/2014 to 12/31/2014        24.478371         25.191460         288,739.3013
01/01/2015 to 12/31/2015        25.191460         23.631436         297,183.2617
01/01/2016 to 12/31/2016        23.631436         28.080742         268,298.1189
01/01/2017 to 12/31/2017        28.080742         31.540731         256,620.9364
--------------------------      ---------         ---------         ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.459109          8.297251       1,423,638.0340
01/01/2009 to 12/31/2009         8.297251         10.266698       1,978,276.6100
01/01/2010 to 12/31/2010        10.266698         11.550585       1,989,661.6873
01/01/2011 to 12/31/2011        11.550585         11.536230       2,110,295.5522
01/01/2012 to 12/31/2012        11.536230         13.083956       2,382,117.3539
01/01/2013 to 12/31/2013        13.083956         16.932566       2,384,393.9986
01/01/2014 to 12/31/2014        16.932566         18.818315       2,246,284.1775
01/01/2015 to 12/31/2015        18.818315         18.660743       2,035,302.0245
01/01/2016 to 12/31/2016        18.660743         20.424272       2,016,953.6186
01/01/2017 to 12/31/2017        20.424272         24.332460       1,764,183.2705
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.944162         20.917289         503,095.1085
01/01/2014 to 12/31/2014        20.917289         22.725377         454,358.7132
01/01/2015 to 12/31/2015        22.725377         22.249734         449,148.0048
01/01/2016 to 12/31/2016        22.249734         24.945586         487,429.6789
01/01/2017 to 12/31/2017        24.945586         28.824199         444,414.0041
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998082          6.584222         159,115.3337
01/01/2009 to 12/31/2009         6.584222          8.080016         429,992.0300
01/01/2010 to 12/31/2010         8.080016          8.815149         719,475.0488
01/01/2011 to 12/31/2011         8.815149          8.615160         786,464.9821
01/01/2012 to 12/31/2012         8.615160          9.642956         713,257.6515
01/01/2013 to 04/26/2013         9.642956         10.551252               0.0000
--------------------------       --------         ---------         ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.851452         19.748305         402,766.1674
01/01/2014 to 12/31/2014        19.748305         19.347381         348,408.1583
01/01/2015 to 12/31/2015        19.347381         19.083981         306,544.6948
01/01/2016 to 12/31/2016        19.083981         22.202417         282,352.9720
01/01/2017 to 12/31/2017        22.202417         25.197596         243,841.9549
--------------------------      ---------         ---------         ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.344915          9.302868         577,632.8078
01/01/2009 to 12/31/2009         9.302868         12.502044         549,877.1900
01/01/2010 to 12/31/2010        12.502044         15.093613         534,446.3846
01/01/2011 to 12/31/2011        15.093613         14.049713         482,948.0700
01/01/2012 to 12/31/2012        14.049713         14.534389         427,820.6872
01/01/2013 to 04/26/2013        14.534389         15.741755               0.0000
--------------------------      ---------         ---------         ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        40.173489         50.606759         195,444.0182
01/01/2014 to 12/31/2014        50.606759         54.117877         216,954.5920
01/01/2015 to 12/31/2015        54.117877         58.769578         235,110.8004
01/01/2016 to 12/31/2016        58.769578         58.634662         211,863.4686
01/01/2017 to 12/31/2017        58.634662         76.909901         209,412.8895
--------------------------      ---------         ---------         ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.259103          3.416265       1,165,368.9066
01/01/2009 to 12/31/2009         3.416265          5.336818       1,546,049.7500
01/01/2010 to 12/31/2010         5.336818          6.696466       1,456,799.0978
01/01/2011 to 12/31/2011         6.696466          5.929364       1,394,267.7186
01/01/2012 to 12/31/2012         5.929364          6.531984       1,103,095.6420
01/01/2013 to 04/26/2013         6.531984          6.823038               0.0000
--------------------------      ---------         ---------       --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.606782         14.726652          50,351.1400
01/01/2010 to 12/31/2010        14.726652         18.671588         149,743.3191
01/01/2011 to 12/31/2011        18.671588         15.288720         238,477.2294
01/01/2012 to 12/31/2012        15.288720         15.409403         244,334.6116
01/01/2013 to 12/31/2013        15.409403         16.770589         187,660.2236
01/01/2014 to 12/31/2014        16.770589         13.377435         183,855.7194
01/01/2015 to 12/31/2015        13.377435          8.839019         206,882.8493
01/01/2016 to 12/31/2016         8.839019         12.484863         175,186.1834
01/01/2017 to 12/31/2017        12.484863         12.177974         181,663.9353
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        27.816144         28.784562         707,485.2257
01/01/2017 to 12/31/2017        28.784562         30.530425         670,294.5099
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     19.008084         15.202771         1,183,620.7158
01/01/2009 to 12/31/2009     15.202771         20.432677         1,142,309.7400
01/01/2010 to 12/31/2010     20.432677         22.681637         1,071,584.3598
01/01/2011 to 12/31/2011     22.681637         23.282932         1,012,934.5142
01/01/2012 to 12/31/2012     23.282932         25.838916           968,505.0569
01/01/2013 to 12/31/2013     25.838916         27.416616           912,244.2604
01/01/2014 to 12/31/2014     27.416616         28.241992           782,372.0355
01/01/2015 to 12/31/2015     28.241992         27.148581           634,266.5096
01/01/2016 to 04/29/2016     27.148581         27.941552                 0.0000
--------------------------   ---------         ---------         --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     28.384110         29.398029           327,623.6888
01/01/2017 to 12/31/2017     29.398029         31.196357           280,682.7761
--------------------------   ---------         ---------         --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     11.744622         12.307762           295,506.3473
01/01/2011 to 12/31/2011     12.307762         12.512948           452,133.2416
01/01/2012 to 12/31/2012     12.512948         13.703146           436,101.8418
01/01/2013 to 12/31/2013     13.703146         13.655406           421,354.7081
01/01/2014 to 12/31/2014     13.655406         14.014656           429,777.1853
01/01/2015 to 12/31/2015     14.014656         13.570825           785,412.3490
01/01/2016 to 04/29/2016     13.570825         13.891353                 0.0000
--------------------------   ---------         ---------         --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     15.846744         15.488235           312,325.8107
01/01/2009 to 12/31/2009     15.488235         15.840564           480,995.1100
01/01/2010 to 12/31/2010     15.840564         16.420744           654,029.8508
01/01/2011 to 12/31/2011     16.420744         16.986337           689,015.3491
01/01/2012 to 12/31/2012     16.986337         17.198787           610,046.0423
01/01/2013 to 12/31/2013     17.198787         16.747425           537,936.8763
01/01/2014 to 12/31/2014     16.747425         16.876560           477,768.6113
01/01/2015 to 12/31/2015     16.876560         16.634701           467,028.9623
01/01/2016 to 12/31/2016     16.634701         16.513066           453,737.5492
01/01/2017 to 12/31/2017     16.513066         16.499340           397,472.7522

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).



Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio)

     merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)*                                   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)*       consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)*       Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid    securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid    Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly          Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)       (formerly Goldman Sachs Asset
                                              Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)*                                  Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)*                                  Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company


* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples use the annual increase rate for the GMIB Plus III rider, 5%. If a contract was issued with the GMIB Max I rider, or if a contract was issued with certain versions of the GMIB Plus II or GMIB Plus I riders, the annual increase rate is 6% instead of 5%. See "Living
Benefits -- Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value
      fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.



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(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male,age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth.The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




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     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




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(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)




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  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

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(5)   The Guaranteed Principal Option -- GMIB Plus III


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken.Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




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      *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus III


Assume your initial investment is $100,000 and no withdrawals are taken.The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




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(7) Required Minimum Distribution Examples -- GMIB Plus III


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9)of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000.On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2017 ($6,000)or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual

         Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August
        2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

      No Withdrawals
      --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

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APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





D. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.

G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


I. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB -- How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
$7350     $7,350        $100,000     $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit riders. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2018              $100,000
   B    Account Value                                  9/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2020              $  9,000
   G    Percentage Reduction in Account                9/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2018              $100,000
   B    Account Value                                       9/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2020              $  9,000
   G    Percentage Reduction in Account                     9/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2018             $100,000
    B    Account Value                           9/1/2019 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2019             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2019             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2019          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2020 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2020             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2020          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2020             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2020             $  9,000
    G    Percentage Reduction in Account                 9/2/2020                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2020             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2020          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2020          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2020             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with the EDB Max I rider or certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See "Death Benefit -- Optional Death Benefit -- EDB Max I" and "Death
Benefit -- Description of Enhanced Death Benefit I.") Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.


(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                                    SERIES C
            (OFFERED BETWEEN SEPTEMBER 4, 2001 AND OCTOBER 7, 2011)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2018.


SAI-0517USAC
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    3
  CUSTODIAN.......................................    4
  DISTRIBUTION....................................    4
  CALCULATION OF PERFORMANCE INFORMATION..........    5
  Total Return....................................    5
  Historical Unit Values..........................    6
  Reporting Agencies..............................    6
  ANNUITY PROVISIONS..............................    7
  Variable Annuity................................    7
  Fixed Annuity...................................    8
  Mortality and Expense Guarantee.................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS....................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    8
  CONDENSED FINANCIAL INFORMATION.................   12
  FINANCIAL STATEMENTS............................  100

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.



     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account A) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $599,512,866          $0
  2016        $568,161,672          $0
  2015        $568,720,128          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $59,616,093. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $6,041 to $67,159,258.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2017 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
First Allied Securities Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC
PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition,

VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997973           9.706547          162,164.4953
01/01/2012 to 12/31/2012          9.706547          10.488634          308,209.2878
01/01/2013 to 12/31/2013         10.488634          11.444039          353,857.9697
01/01/2014 to 12/31/2014         11.444039          12.059789          353,388.3342
01/01/2015 to 12/31/2015         12.059789          11.907298          226,743.8312
01/01/2016 to 12/31/2016         11.907298          12.109381          118,802.0695
01/01/2017 to 12/31/2017         12.109381          13.506987          115,179.5002
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996789           1.037181           38,822.6247
01/01/2015 to 12/31/2015          1.037181           1.008153           63,315.5111
01/01/2016 to 12/31/2016          1.008153           1.009417           58,063.5511
01/01/2017 to 12/31/2017          1.009417           1.144449          302,910.4811
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007972           6.989945          413,620.6181
01/01/2009 to 12/31/2009          6.989945           8.874139        1,910,296.5100
01/01/2010 to 12/31/2010          8.874139           9.770954        5,040,356.9498
01/01/2011 to 12/31/2011          9.770954           9.388157        6,281,076.9956
01/01/2012 to 12/31/2012          9.388157          10.461928        6,022,799.7865
01/01/2013 to 12/31/2013         10.461928          12.173490        5,479,454.8590
01/01/2014 to 12/31/2014         12.173490          12.673243        5,022,233.6448
01/01/2015 to 12/31/2015         12.673243          12.353151        4,437,431.4616
01/01/2016 to 12/31/2016         12.353151          13.073805        4,159,084.9733
01/01/2017 to 12/31/2017         13.073805          14.998382        3,803,122.1459
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997973           6.340094          673,196.8497
01/01/2009 to 12/31/2009          6.340094           8.342480        1,991,225.1600
01/01/2010 to 12/31/2010          8.342480           9.293873        2,225,959.5908
01/01/2011 to 12/31/2011          9.293873           8.692032        2,298,565.5669
01/01/2012 to 12/31/2012          8.692032           9.910548        2,198,882.1305
01/01/2013 to 12/31/2013          9.910548          12.171696        2,115,270.3274
01/01/2014 to 12/31/2014         12.171696          12.711828        2,187,761.6033
01/01/2015 to 12/31/2015         12.711828          12.384491        2,052,359.7128
01/01/2016 to 12/31/2016         12.384491          13.246649        1,919,417.5086
01/01/2017 to 12/31/2017         13.246649          15.780524        1,863,570.5957
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987973           5.741807          104,600.6439
01/01/2009 to 12/31/2009          5.741807           7.828570          348,221.7400
01/01/2010 to 12/31/2010          7.828570           9.093560          662,812.1738
01/01/2011 to 12/31/2011          9.093560           8.516420          831,766.1313
01/01/2012 to 12/31/2012          8.516420           9.815118          808,227.7513
01/01/2013 to 12/31/2013          9.815118          12.505165          684,554.2635
01/01/2014 to 12/31/2014         12.505165          13.280559          521,223.5723
01/01/2015 to 12/31/2015         13.280559          13.883413          453,337.8650
01/01/2016 to 12/31/2016         13.883413          14.869085          431,032.6643
01/01/2017 to 12/31/2017         14.869085          18.670234          374,357.9478
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017972           7.661591          540,012.3109
01/01/2009 to 12/31/2009          7.661591           9.280852        1,468,339.4100
01/01/2010 to 12/31/2010          9.280852          10.013393        2,564,254.8891
01/01/2011 to 12/31/2011         10.013393           9.849039        2,618,581.9347
01/01/2012 to 12/31/2012          9.849039          10.715470        2,501,258.9870
01/01/2013 to 12/31/2013         10.715470          11.941314        2,160,608.9550
01/01/2014 to 12/31/2014         11.941314          12.436859        1,860,314.6672
01/01/2015 to 12/31/2015         12.436859          12.120242        1,669,071.8352
01/01/2016 to 12/31/2016         12.120242          12.732512        1,548,673.0621
01/01/2017 to 12/31/2017         12.732512          14.120348        1,484,480.9308
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011         10.342692          10.571835          194,492.2275
01/01/2012 to 12/31/2012         10.571835          11.472543          649,362.1331
01/01/2013 to 12/31/2013         11.472543          10.880300          444,089.8963
01/01/2014 to 12/31/2014         10.880300          11.107839          402,497.8660
01/01/2015 to 12/31/2015         11.107839           9.860295          282,877.2832
01/01/2016 to 12/31/2016          9.860295          10.546963          128,619.8310
01/01/2017 to 12/31/2017         10.546963          11.369123          117,857.5489
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997973           9.539540          352,279.2488
01/01/2012 to 12/31/2012          9.539540          10.219693          747,193.7040
01/01/2013 to 12/31/2013         10.219693          11.066570          828,334.2350
01/01/2014 to 12/31/2014         11.066570          11.506402          825,611.4234
01/01/2015 to 12/31/2015         11.506402          11.283193          507,037.3595
01/01/2016 to 12/31/2016         11.283193          11.567222          216,666.0287
01/01/2017 to 12/31/2017         11.567222          12.867054          191,679.8328
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.953305          11.897978            1,680.9757
01/01/2009 to 12/31/2009         11.897978          17.128578           54,649.5200
01/01/2010 to 12/31/2010         17.128578          19.466818          158,193.0660
01/01/2011 to 12/31/2011         19.466818          19.558805          197,355.8982
01/01/2012 to 12/31/2012         19.558805          22.374561          202,120.7907
01/01/2013 to 12/31/2013         22.374561          24.014481          171,264.3456
01/01/2014 to 12/31/2014         24.014481          24.351133           93,556.9744
01/01/2015 to 12/31/2015         24.351133          22.937275           89,207.5174
01/01/2016 to 12/31/2016         22.937275          25.664326          108,109.3517
01/01/2017 to 12/31/2017         25.664326          27.150222          102,246.7841
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.044878           7.578746        366,896.4756
01/01/2009 to 12/31/2009          7.578746           9.868646        417,185.2700
01/01/2010 to 12/31/2010          9.868646          11.286480        492,091.1502
01/01/2011 to 12/31/2011         11.286480          10.440030        636,686.1820
01/01/2012 to 12/31/2012         10.440030          11.963387        572,037.0872
01/01/2013 to 12/31/2013         11.963387          15.209528        553,986.7993
01/01/2014 to 12/31/2014         15.209528          15.690490        534,645.3396
01/01/2015 to 12/31/2015         15.690490          15.093531        459,865.3137
01/01/2016 to 12/31/2016         15.093531          16.147177        427,022.3660
01/01/2017 to 12/31/2017         16.147177          19.487650        408,821.1575
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.997973           9.355023        309,437.1733
01/01/2012 to 12/31/2012          9.355023          10.386393        663,385.9325
01/01/2013 to 12/31/2013         10.386393          11.660351        740,576.9294
01/01/2014 to 12/31/2014         11.660351          12.551026        998,124.7857
01/01/2015 to 12/31/2015         12.551026          11.817320        729,013.2601
01/01/2016 to 12/31/2016         11.817320          12.571123        613,430.7455
01/01/2017 to 12/31/2017         12.571123          14.603857        599,174.9634
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.959964          11.683140        208,671.8281
01/01/2009 to 12/31/2009         11.683140          14.502604        218,291.2100
01/01/2010 to 12/31/2010         14.502604          17.069739        237,048.1774
01/01/2011 to 12/31/2011         17.069739          15.251803        235,504.0994
01/01/2012 to 12/31/2012         15.251803          17.663668        192,145.4691
01/01/2013 to 12/31/2013         17.663668          22.966386        160,529.4744
01/01/2014 to 12/31/2014         22.966386          22.932126        138,752.0290
01/01/2015 to 12/31/2015         22.932126          21.294178        120,078.1754
01/01/2016 to 12/31/2016         21.294178          27.437578        106,499.9007
01/01/2017 to 12/31/2017         27.437578          30.087375         88,736.4467
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.009617           6.115232        146,238.7545
01/01/2009 to 12/31/2009          6.115232          10.142178        177,530.7400
01/01/2010 to 12/31/2010         10.142178          12.311772        334,394.3092
01/01/2011 to 12/31/2011         12.311772           9.825787        385,528.7110
01/01/2012 to 12/31/2012          9.825787          11.467276        411,662.2052
01/01/2013 to 12/31/2013         11.467276          10.696331        459,275.4688
01/01/2014 to 12/31/2014         10.696331           9.815497        479,248.7075
01/01/2015 to 12/31/2015          9.815497           8.304547        460,634.5534
01/01/2016 to 12/31/2016          8.304547           9.090023        397,904.0184
01/01/2017 to 12/31/2017          9.090023          11.451886        352,235.4244
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997466          10.191636         12,242.3286
01/01/2011 to 12/31/2011         10.191636          10.206128         30,777.2013
01/01/2012 to 12/31/2012         10.206128          10.752489         35,712.7710
01/01/2013 to 12/31/2013         10.752489          10.960322         68,516.6274
01/01/2014 to 12/31/2014         10.960322          10.838614         69,113.2659
01/01/2015 to 12/31/2015         10.838614          10.551088         68,944.3586
01/01/2016 to 12/31/2016         10.551088          11.317732         62,081.3627
01/01/2017 to 12/31/2017         11.317732          11.519422         51,599.9142
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011           9.987467           9.737301        62,015.5923
01/01/2012 to 12/31/2012           9.737301           9.978243        79,206.0840
01/01/2013 to 12/31/2013           9.978243           9.909038       275,599.5831
01/01/2014 to 12/31/2014           9.909038           9.830297       320,065.8619
01/01/2015 to 12/31/2015           9.830297           9.590033       357,300.8033
01/01/2016 to 12/31/2016           9.590033           9.709237       462,735.4924
01/01/2017 to 12/31/2017           9.709237           9.658676       503,892.2594
--------------------------         --------           --------       ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009           9.997973          10.864315         2,544.7300
01/01/2010 to 12/31/2010          10.864315          12.109598        47,112.4891
01/01/2011 to 12/31/2011          12.109598          11.848773        83,441.0564
01/01/2012 to 12/31/2012          11.848773          13.292212        93,982.0847
01/01/2013 to 12/31/2013          13.292212          13.183930        65,253.7063
01/01/2014 to 12/31/2014          13.183930          13.089869        53,065.6031
01/01/2015 to 12/31/2015          13.089869          12.315359        57,789.8112
01/01/2016 to 12/31/2016          12.315359          12.195355        56,860.6044
01/01/2017 to 12/31/2017          12.195355          11.989160        60,349.5398
--------------------------        ---------          ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.034691           9.180346        70,433.5864
01/01/2009 to 12/31/2009           9.180346          12.142370        79,128.8100
01/01/2010 to 12/31/2010          12.142370          13.839867       122,489.5227
01/01/2011 to 12/31/2011          13.839867          12.827651       134,108.4413
01/01/2012 to 12/31/2012          12.827651          15.863844       120,521.6061
01/01/2013 to 12/31/2013          15.863844          16.125203       116,907.5551
01/01/2014 to 12/31/2014          16.125203          17.929838       126,312.0232
01/01/2015 to 12/31/2015          17.929838          17.354469       116,485.6113
01/01/2016 to 12/31/2016          17.354469          17.185300        90,945.1857
01/01/2017 to 12/31/2017          17.185300          18.684026        82,544.7922
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.622609           4.560348       156,051.3320
01/01/2009 to 12/31/2009           4.560348           5.952366       137,719.0100
01/01/2010 to 12/31/2010           5.952366           7.233279       216,829.5076
01/01/2011 to 12/31/2011           7.233279           7.331562       460,281.6600
01/01/2012 to 12/31/2012           7.331562           8.528399       343,099.2520
01/01/2013 to 12/31/2013           8.528399          12.189990       397,926.1797
01/01/2014 to 12/31/2014          12.189990          14.227397       560,672.3239
01/01/2015 to 12/31/2015          14.227397          13.402810       541,465.0238
01/01/2016 to 12/31/2016          13.402810          13.509808       458,699.6481
01/01/2017 to 12/31/2017          13.509808          15.704357       384,292.2854
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         133.216266         136.590360         3,207.4878
01/01/2011 to 12/31/2011         136.590360         123.974133         7,490.6079
01/01/2012 to 12/31/2012         123.974133         149.089951        10,662.1210
01/01/2013 to 12/31/2013         149.089951         188.487955        10,429.1456
01/01/2014 to 04/25/2014         188.487955         195.995813             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.260797           4.571011        33,229.2079
01/01/2009 to 12/31/2009           4.571011           6.191014        90,229.9300
01/01/2010 to 12/31/2010           6.191014           6.523369       133,955.0840
01/01/2011 to 04/29/2011           6.523369           6.926195             0.0000
--------------------------       ----------         ----------       ------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.156081           9.510171           56,482.7052
01/01/2009 to 12/31/2009          9.510171          12.351588           46,001.5200
01/01/2010 to 12/31/2010         12.351588          15.063597           77,702.0420
01/01/2011 to 12/31/2011         15.063597          13.857334          104,616.7663
01/01/2012 to 12/31/2012         13.857334          16.066470          110,289.5772
01/01/2013 to 12/31/2013         16.066470          20.921723          109,509.2878
01/01/2014 to 12/31/2014         20.921723          23.255219          103,296.7793
01/01/2015 to 12/31/2015         23.255219          20.747163           96,394.4263
01/01/2016 to 12/31/2016         20.747163          23.051915           92,476.2046
01/01/2017 to 12/31/2017         23.051915          25.072407           84,752.0464
--------------------------       ---------          ---------          ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.958612          11.001265          164,486.7164
01/01/2009 to 12/31/2009         11.001265          16.746123          170,374.2400
01/01/2010 to 12/31/2010         16.746123          19.138699          242,716.1132
01/01/2011 to 12/31/2011         19.138699          16.110007          322,082.9293
01/01/2012 to 12/31/2012         16.110007          20.439093          287,560.8558
01/01/2013 to 12/31/2013         20.439093          26.182208          291,990.4142
01/01/2014 to 12/31/2014         26.182208          24.214073          312,730.7499
01/01/2015 to 12/31/2015         24.214073          22.695265          306,115.3898
01/01/2016 to 12/31/2016         22.695265          24.101193          299,224.8851
01/01/2017 to 12/31/2017         24.101193          30.860299          252,462.8424
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.044753        4,006,077.9589
01/01/2013 to 12/31/2013          1.044753           1.044689        2,699,962.1183
01/01/2014 to 12/31/2014          1.044689           1.082773        2,415,585.9911
01/01/2015 to 12/31/2015          1.082773           1.018227        2,313,542.3346
01/01/2016 to 12/31/2016          1.018227           1.116680        1,196,489.2564
01/01/2017 to 12/31/2017          1.116680           1.205899        1,115,825.5817
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.388978           7.164665           60,750.0492
01/01/2009 to 12/31/2009          7.164665           8.902221           77,492.7900
01/01/2010 to 12/31/2010          8.902221          10.037209          177,962.8310
01/01/2011 to 12/31/2011         10.037209           9.707455          221,198.6694
01/01/2012 to 12/31/2012          9.707455          11.285093          259,308.5992
01/01/2013 to 12/31/2013         11.285093          14.998753          181,859.2466
01/01/2014 to 12/31/2014         14.998753          16.094940          194,555.7836
01/01/2015 to 12/31/2015         16.094940          14.856471          203,521.8180
01/01/2016 to 12/31/2016         14.856471          17.106924          193,127.2679
01/01/2017 to 12/31/2017         17.106924          19.820694          182,200.6235
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.588625           9.375599          124,027.2287
01/01/2009 to 12/31/2009          9.375599          12.316433          119,950.2500
01/01/2010 to 12/31/2010         12.316433          15.256580          130,106.8665
01/01/2011 to 12/31/2011         15.256580          14.815549          140,902.7844
01/01/2012 to 12/31/2012         14.815549          17.193866          116,291.6048
01/01/2013 to 12/31/2013         17.193866          23.660099          139,926.8485
01/01/2014 to 12/31/2014         23.660099          25.063801          129,649.3245
01/01/2015 to 12/31/2015         25.063801          24.183668          128,113.7460
01/01/2016 to 12/31/2016         24.183668          26.455032          142,113.5655
01/01/2017 to 12/31/2017         26.455032          32.550694          127,445.8082
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.982397          10.415288          344,985.8777
01/01/2014 to 12/31/2014         10.415288          10.745007          412,219.3625
01/01/2015 to 12/31/2015         10.745007          10.598990          404,777.8593
01/01/2016 to 12/31/2016         10.598990          10.636730          401,620.7668
01/01/2017 to 12/31/2017         10.636730          10.788096          414,734.3027
--------------------------       ---------          ---------          ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037971           8.924700           20,851.6775
01/01/2009 to 12/31/2009          8.924700           9.823148          101,839.9900
01/01/2010 to 12/31/2010          9.823148          10.231419          393,029.1841
01/01/2011 to 12/31/2011         10.231419          10.625827          349,224.0736
01/01/2012 to 12/31/2012         10.625827          10.942791          344,397.4313
01/01/2013 to 04/26/2013         10.942791          10.914101                0.0000
--------------------------       ---------          ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012693           1.046793          582,495.0331
01/01/2013 to 12/31/2013          1.046793           1.140507        1,332,248.2536
01/01/2014 to 12/31/2014          1.140507           1.197703        1,690,888.6577
01/01/2015 to 12/31/2015          1.197703           1.186262        1,398,771.5095
01/01/2016 to 12/31/2016          1.186262           1.198324        1,263,232.6453
01/01/2017 to 12/31/2017          1.198324           1.372380        1,112,126.9255
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.936770           7.713291           76,465.4714
01/01/2009 to 12/31/2009          7.713291          10.662621           93,737.7400
01/01/2010 to 12/31/2010         10.662621          12.771469          141,984.9610
01/01/2011 to 12/31/2011         12.771469          12.351922          173,535.4128
01/01/2012 to 12/31/2012         12.351922          14.177242          158,632.3990
01/01/2013 to 12/31/2013         14.177242          16.301216          105,471.3474
01/01/2014 to 12/31/2014         16.301216          16.557238           96,177.3037
01/01/2015 to 12/31/2015         16.557238          16.453276           94,162.0457
01/01/2016 to 12/31/2016         16.453276          16.923287           91,343.2779
01/01/2017 to 12/31/2017         16.923287          20.430078           79,543.3362
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077368           1.123121          568,888.3985
01/01/2014 to 12/31/2014          1.123121           1.204640          941,093.0607
01/01/2015 to 12/31/2015          1.204640           1.168227          325,545.0933
01/01/2016 to 12/31/2016          1.168227           1.196832          235,978.5831
01/01/2017 to 12/31/2017          1.196832           1.357585          174,328.6390
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.380306           9.832803          247,165.8076
01/01/2009 to 12/31/2009          9.832803          12.699490          226,291.6300
01/01/2010 to 12/31/2010         12.699490          13.888670          247,873.5142
01/01/2011 to 12/31/2011         13.888670          12.173685          233,062.7805
01/01/2012 to 12/31/2012         12.173685          13.945926          222,577.2471
01/01/2013 to 12/31/2013         13.945926          16.326750          210,649.9065
01/01/2014 to 12/31/2014         16.326750          14.913597          180,788.3226
01/01/2015 to 12/31/2015         14.913597          14.380504          167,935.2549
01/01/2016 to 12/31/2016         14.380504          13.993329          166,810.9999
01/01/2017 to 12/31/2017         13.993329          17.605395          157,023.4900
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999747           1.032376                0.0000
01/01/2015 to 12/31/2015          1.032376           0.957942           34,093.0949
01/01/2016 to 12/31/2016          0.957942           1.044987           69,844.8476
01/01/2017 to 12/31/2017          1.044987           1.155124          270,506.0068
--------------------------        --------           --------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.877609          10.856050          388,595.3823
01/01/2009 to 12/31/2009         10.856050          12.580586          568,102.3100
01/01/2010 to 12/31/2010         12.580586          13.308523          734,110.3181
01/01/2011 to 12/31/2011         13.308523          14.520839        1,022,796.2133
01/01/2012 to 12/31/2012         14.520839          15.554886          945,363.8478
01/01/2013 to 12/31/2013         15.554886          13.853433          842,255.5200
01/01/2014 to 12/31/2014         13.853433          13.992948          745,816.6187
01/01/2015 to 12/31/2015         13.992948          13.309223          663,618.2658
01/01/2016 to 12/31/2016         13.309223          13.716432          630,271.1672
01/01/2017 to 12/31/2017         13.716432          13.932643          679,956.1851
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.931798          12.746166          668,544.2088
01/01/2009 to 12/31/2009         12.746166          14.768453          965,763.1500
01/01/2010 to 12/31/2010         14.768453          15.682349        1,519,133.3632
01/01/2011 to 12/31/2011         15.682349          15.883636        1,838,187.0889
01/01/2012 to 12/31/2012         15.883636          17.036445        1,772,195.0198
01/01/2013 to 12/31/2013         17.036445          16.403823        1,584,905.7695
01/01/2014 to 12/31/2014         16.403823          16.778165        1,539,374.2815
01/01/2015 to 12/31/2015         16.778165          16.471443        1,257,883.6712
01/01/2016 to 12/31/2016         16.471443          16.591508        1,133,089.4917
01/01/2017 to 12/31/2017         16.591508          17.021286        1,203,065.2314
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997973          10.722898           82,845.3598
01/01/2012 to 12/31/2012         10.722898          10.856793          105,890.5125
01/01/2013 to 12/31/2013         10.856793          10.176098           98,935.5833
01/01/2014 to 12/31/2014         10.176098          10.744452          115,728.1628
01/01/2015 to 12/31/2015         10.744452          10.592865           75,724.1265
01/01/2016 to 12/31/2016         10.592865          10.535681          137,489.0202
01/01/2017 to 12/31/2017         10.535681          10.611992          155,734.6465
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214840          10.719329            1,913.9628
01/01/2014 to 12/31/2014         10.719329          11.432127            2,227.5510
01/01/2015 to 12/31/2015         11.432127          11.082129            4,295.6872
01/01/2016 to 12/31/2016         11.082129          11.375720            3,463.1648
01/01/2017 to 12/31/2017         11.375720          13.007310           10,763.4027
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010671           1.064850          576,879.1441
01/01/2013 to 12/31/2013          1.064850           1.151025        1,003,820.2228
01/01/2014 to 12/31/2014          1.151025           1.217374        1,112,704.1304
01/01/2015 to 12/31/2015          1.217374           1.184553          971,100.2945
01/01/2016 to 12/31/2016          1.184553           1.228578          757,545.9222
01/01/2017 to 12/31/2017          1.228578           1.378547          852,085.5689
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.288218           8.446522                0.0000
01/01/2009 to 12/31/2009          8.446522          10.355272          346,982.8600
01/01/2010 to 12/31/2010         10.355272          11.409705        1,186,573.2593
01/01/2011 to 12/31/2011         11.409705          11.319849        1,760,346.6347
01/01/2012 to 12/31/2012         11.319849          12.538608        1,806,528.1608
01/01/2013 to 12/31/2013         12.538608          13.900502        1,678,780.3957
01/01/2014 to 12/31/2014         13.900502          14.438774        1,358,600.6096
01/01/2015 to 12/31/2015         14.438774          13.895827        1,331,555.4372
01/01/2016 to 12/31/2016         13.895827          14.430145        1,273,694.2411
01/01/2017 to 12/31/2017         14.430145          16.413141        1,203,174.9295
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.674129           7.743759           10,289.0153
01/01/2009 to 12/31/2009          7.743759           9.813878           70,362.2300
01/01/2010 to 12/31/2010          9.813878          10.997693          246,146.8301
01/01/2011 to 12/31/2011         10.997693          10.566641          189,441.6942
01/01/2012 to 12/31/2012         10.566641          11.931151          234,295.7420
01/01/2013 to 12/31/2013         11.931151          13.829212          265,006.6375
01/01/2014 to 12/31/2014         13.829212          14.305952          235,134.1594
01/01/2015 to 12/31/2015         14.305952          13.719145          234,247.2021
01/01/2016 to 12/31/2016         13.719145          14.394199          227,623.8580
01/01/2017 to 12/31/2017         14.394199          16.905948          225,357.8058
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.245743          35.152266          117,772.8956
01/01/2009 to 12/31/2009         35.152266          40.854887          109,404.3300
01/01/2010 to 12/31/2010         40.854887          46.932127          116,945.8957
01/01/2011 to 12/31/2011         46.932127          44.225853          120,233.0583
01/01/2012 to 12/31/2012         44.225853          51.215775          110,442.4109
01/01/2013 to 12/31/2013         51.215775          67.258778          106,100.8188
01/01/2014 to 12/31/2014         67.258778          74.794570          109,773.1223
01/01/2015 to 12/31/2015         74.794570          70.790557           99,191.5386
01/01/2016 to 12/31/2016         70.790557          80.572923           81,508.3160
01/01/2017 to 12/31/2017         80.572923          92.506519           71,560.2426
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.477722           5.605335          404,534.2244
01/01/2009 to 12/31/2009          5.605335           8.004745          419,042.4000
01/01/2010 to 12/31/2010          8.004745          10.033512          580,720.0689
01/01/2011 to 12/31/2011         10.033512           9.687665          633,027.5724
01/01/2012 to 12/31/2012          9.687665          10.810320          584,718.9375
01/01/2013 to 12/31/2013         10.810320          14.494085          515,761.7297
01/01/2014 to 12/31/2014         14.494085          16.046040          434,010.1661
01/01/2015 to 12/31/2015         16.046040          16.803125          370,571.1812
01/01/2016 to 12/31/2016         16.803125          17.520416          370,387.7374
01/01/2017 to 12/31/2017         17.520416          21.456134          339,063.1397
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.001852          15.765623           20,101.1293
01/01/2009 to 12/31/2009         15.765623          19.583253           34,497.3500
01/01/2010 to 12/31/2010         19.583253          24.132147           55,568.3432
01/01/2011 to 12/31/2011         24.132147          22.814534           54,690.6920
01/01/2012 to 12/31/2012         22.814534          25.685574           47,574.6578
01/01/2013 to 12/31/2013         25.685574          32.856314           58,474.5437
01/01/2014 to 12/31/2014         32.856314          35.364398           64,480.0213
01/01/2015 to 12/31/2015         35.364398          31.598087           68,078.9701
01/01/2016 to 12/31/2016         31.598087          35.828123           37,384.2370
01/01/2017 to 12/31/2017         35.828123          38.505891           29,718.4652
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.951477           9.793596          572,850.4130
01/01/2014 to 12/31/2014          9.793596           9.292629          551,792.5100
01/01/2015 to 12/31/2015          9.292629           8.924312          475,328.2249
01/01/2016 to 12/31/2016          8.924312           9.203219          431,162.8546
01/01/2017 to 12/31/2017          9.203219          12.187349          380,670.4692
--------------------------        --------          ---------          ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087968           6.036171          195,139.2294
01/01/2009 to 12/31/2009          6.036171           8.447296          253,852.3800
01/01/2010 to 12/31/2010          8.447296           8.864145          567,176.9853
01/01/2011 to 12/31/2011          8.864145           7.458837          693,459.1330
01/01/2012 to 12/31/2012          7.458837           8.598458          687,462.1157
01/01/2013 to 04/26/2013          8.598458           8.905057                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.409201          10.483469          603,221.9929
01/01/2009 to 12/31/2009         10.483469          10.317359          570,086.2600
01/01/2010 to 12/31/2010         10.317359          10.128233          861,827.7166
01/01/2011 to 12/31/2011         10.128233           9.943078          775,134.2392
01/01/2012 to 12/31/2012          9.943078           9.759823          647,967.8518
01/01/2013 to 12/31/2013          9.759823           9.580917          588,291.5567
01/01/2014 to 12/31/2014          9.580917           9.405291          826,579.3466
01/01/2015 to 12/31/2015          9.405291           9.232884          588,302.4525
01/01/2016 to 12/31/2016          9.232884           9.073801          405,871.3212
01/01/2017 to 12/31/2017          9.073801           8.964457          318,566.1685
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.392467          13.616251           79,673.9170
01/01/2015 to 12/31/2015         13.616251          13.288384           46,188.7950
01/01/2016 to 12/31/2016         13.288384          13.635755           90,769.0247
01/01/2017 to 12/31/2017         13.635755          14.314495           80,081.8853
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.490612           8.950055          652,459.2995
01/01/2009 to 12/31/2009          8.950055          10.798717        1,306,980.1600
01/01/2010 to 12/31/2010         10.798717          11.756596        1,886,654.5210
01/01/2011 to 12/31/2011         11.756596          11.746461        2,223,052.4513
01/01/2012 to 12/31/2012         11.746461          12.788163        2,001,634.7962
01/01/2013 to 12/31/2013         12.788163          13.693588        1,481,131.1240
01/01/2014 to 04/25/2014         13.693588          13.786685                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.982205           8.654300        1,679,198.1799
01/01/2009 to 12/31/2009          8.654300          10.711902        2,196,489.9200
01/01/2010 to 12/31/2010         10.711902          11.819527        3,090,025.5633
01/01/2011 to 12/31/2011         11.819527          11.589772        3,611,199.6196
01/01/2012 to 12/31/2012         11.589772          12.786266        3,405,425.9753
01/01/2013 to 12/31/2013         12.786266          14.337516        3,003,169.9737
01/01/2014 to 04/25/2014         14.337516          14.380594                0.0000
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.973059          14.320385        3,483,340.7352
01/01/2015 to 12/31/2015         14.320385          13.906986        2,935,954.2102
01/01/2016 to 12/31/2016         13.906986          14.483189        2,659,143.6973
01/01/2017 to 12/31/2017         14.483189          15.731619        2,449,425.0087
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.363600           8.260324        3,371,375.1096
01/01/2009 to 12/31/2009          8.260324          10.406662        3,967,030.2000
01/01/2010 to 12/31/2010         10.406662          11.603890        5,974,047.9190
01/01/2011 to 12/31/2011         11.603890          11.197649        7,583,100.5300
01/01/2012 to 12/31/2012         11.197649          12.522590        6,933,156.0682
01/01/2013 to 12/31/2013         12.522590          14.680262        6,436,376.3203
01/01/2014 to 04/25/2014         14.680262          14.680058                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.369533          14.838306        6,354,731.2224
01/01/2015 to 12/31/2015         14.838306          14.381624        5,685,190.1303
01/01/2016 to 12/31/2016         14.381624          15.121141        5,244,194.7640
01/01/2017 to 12/31/2017         15.121141          17.031597        4,904,133.5629
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.013546           7.936885        2,116,008.2824
01/01/2009 to 12/31/2009          7.936885          10.136478        2,370,664.8300
01/01/2010 to 12/31/2010         10.136478          11.492124        2,271,869.2643
01/01/2011 to 12/31/2011         11.492124          10.844888        2,161,788.3290
01/01/2012 to 12/31/2012         10.844888          12.318535        2,009,508.9828
01/01/2013 to 12/31/2013         12.318535          15.226579        2,217,690.1765
01/01/2014 to 04/25/2014         15.226579          15.143557                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997973           7.011851          214,344.6661
01/01/2009 to 12/31/2009          7.011851           8.848627          441,941.3100
01/01/2010 to 12/31/2010          8.848627           9.559131          559,617.7418
01/01/2011 to 12/31/2011          9.559131           9.219053          724,814.9956
01/01/2012 to 12/31/2012          9.219053          10.508312          526,164.1936
01/01/2013 to 04/26/2013         10.508312          11.296594                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.343608          14.896993        2,862,699.4580
01/01/2015 to 12/31/2015         14.896993          14.375859        2,569,538.9406
01/01/2016 to 12/31/2016         14.375859          15.261210        2,397,296.5428
01/01/2017 to 12/31/2017         15.261210          17.853113        2,221,856.0106
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.083868           8.504402        223,680.9097
01/01/2009 to 12/31/2009          8.504402          11.787932        215,857.0500
01/01/2010 to 12/31/2010         11.787932          13.280010        212,797.7442
01/01/2011 to 12/31/2011         13.280010          13.883244        184,558.0210
01/01/2012 to 12/31/2012         13.883244          15.205726        171,250.4482
01/01/2013 to 12/31/2013         15.205726          20.376869        178,721.5379
01/01/2014 to 12/31/2014         20.376869          20.338167        159,739.0145
01/01/2015 to 12/31/2015         20.338167          18.035670        148,956.4260
01/01/2016 to 12/31/2016         18.035670          21.715679        135,877.5895
01/01/2017 to 12/31/2017         21.715679          23.992005        122,805.0808
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064392          10.128163              0.0000
01/01/2009 to 12/31/2009         10.128163          14.189621          5,177.5700
01/01/2010 to 12/31/2010         14.189621          17.076373         17,668.3250
01/01/2011 to 12/31/2011         17.076373          14.039305         32,054.7751
01/01/2012 to 12/31/2012         14.039305          16.248019         40,549.3823
01/01/2013 to 12/31/2013         16.248019          20.352900        110,829.6027
01/01/2014 to 12/31/2014         20.352900          18.642214        101,235.9986
01/01/2015 to 12/31/2015         18.642214          19.353701         91,359.0668
01/01/2016 to 12/31/2016         19.353701          20.105920         90,581.5080
01/01/2017 to 12/31/2017         20.105920          25.748262         84,708.9829
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.601765          21.921747         98,474.5569
01/01/2017 to 12/31/2017         21.921747          25.569066         93,694.8718
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
05/04/2009 to 12/31/2009         12.508920          15.290033            965.2400
01/01/2010 to 12/31/2010         15.290033          17.401179          9,275.5560
01/01/2011 to 12/31/2011         17.401179          16.250555         13,333.8716
01/01/2012 to 12/31/2012         16.250555          17.606464         20,179.4706
01/01/2013 to 12/31/2013         17.606464          22.937983         20,663.3503
01/01/2014 to 12/31/2014         22.937983          24.979056         19,867.3121
01/01/2015 to 12/31/2015         24.979056          24.459713         14,056.3577
01/01/2016 to 04/29/2016         24.459713          24.576063              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.587722           8.669209        559,176.8444
01/01/2009 to 12/31/2009          8.669209          11.218935        542,942.6700
01/01/2010 to 12/31/2010         11.218935          12.314837        708,089.0141
01/01/2011 to 12/31/2011         12.314837          11.584307        710,262.1315
01/01/2012 to 12/31/2012         11.584307          12.815171        609,649.4651
01/01/2013 to 12/31/2013         12.815171          16.798343        587,225.0780
01/01/2014 to 12/31/2014         16.798343          18.213110        522,883.6377
01/01/2015 to 12/31/2015         18.213110          18.284506        451,235.4104
01/01/2016 to 12/31/2016         18.284506          19.233148        341,833.2532
01/01/2017 to 12/31/2017         19.233148          22.454000        310,898.9995
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.424852          17.143839         53,906.5048
01/01/2014 to 12/31/2014         17.143839          18.659961         50,018.4403
01/01/2015 to 12/31/2015         18.659961          18.794945         41,925.7846
01/01/2016 to 12/31/2016         18.794945          19.402048         40,772.0376
01/01/2017 to 12/31/2017         19.402048          23.796996         35,835.2747
--------------------------       ---------          ---------         -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.373078           7.801833         34,337.1104
01/01/2009 to 12/31/2009          7.801833          11.271134         36,003.5800
01/01/2010 to 12/31/2010         11.271134          14.070208         62,249.4927
01/01/2011 to 12/31/2011         14.070208          12.781608         61,966.7449
01/01/2012 to 12/31/2012         12.781608          13.301322         64,138.2865
01/01/2013 to 04/26/2013         13.301322          14.332215              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.700292           7.910484        197,972.2178
01/01/2009 to 12/31/2009          7.910484          10.837784        236,227.4500
01/01/2010 to 12/31/2010         10.837784          11.842929        334,277.1370
01/01/2011 to 12/31/2011         11.842929          11.652065        312,820.4525
01/01/2012 to 12/31/2012         11.652065          13.216751        457,405.2528
01/01/2013 to 12/31/2013         13.216751          17.740395        464,972.6060
01/01/2014 to 12/31/2014         17.740395          18.937882        405,841.2960
01/01/2015 to 12/31/2015         18.937882          20.550137        352,691.9798
01/01/2016 to 12/31/2016         20.550137          20.147267        341,799.1687
01/01/2017 to 12/31/2017         20.147267          27.095158        293,571.1733
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.976347           5.698814        270,523.4055
01/01/2009 to 12/31/2009          5.698814           6.895099        116,026.5000
01/01/2010 to 12/31/2010          6.895099           7.810117        166,171.4093
01/01/2011 to 12/31/2011          7.810117           7.372835        184,615.6323
01/01/2012 to 12/31/2012          7.372835           8.154149        165,750.0438
01/01/2013 to 04/26/2013          8.154149           8.750456              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.013742           5.313801        427,512.4244
01/01/2009 to 12/31/2009          5.313801           7.496112        369,865.8500
01/01/2010 to 12/31/2010          7.496112           8.050256        309,845.1820
01/01/2011 to 12/31/2011          8.050256           7.793885        252,498.3533
01/01/2012 to 04/27/2012          7.793885           8.755258              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.752297          14.192683         13,332.4900
01/01/2010 to 12/31/2010         14.192683          14.719838         47,558.7677
01/01/2011 to 12/31/2011         14.719838          15.484013         87,313.8019
01/01/2012 to 12/31/2012         15.484013          15.743288        201,698.3291
01/01/2013 to 12/31/2013         15.743288          15.057455        186,850.6952
01/01/2014 to 12/31/2014         15.057455          15.588494        192,520.5313
01/01/2015 to 12/31/2015         15.588494          15.294126        227,820.2395
01/01/2016 to 12/31/2016         15.294126          15.327044        294,238.3054
01/01/2017 to 12/31/2017         15.327044          15.488872        314,166.2855
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/01/2009 to 12/31/2009         10.234903          13.233978          6,477.0200
01/01/2010 to 12/31/2010         13.233978          16.358764         28,356.8663
01/01/2011 to 12/31/2011         16.358764          15.699841         58,826.1789
01/01/2012 to 12/31/2012         15.699841          18.071495         69,156.8245
01/01/2013 to 12/31/2013         18.071495          23.550851        116,932.7381
01/01/2014 to 12/31/2014         23.550851          25.248964        112,142.0600
01/01/2015 to 12/31/2015         25.248964          24.122479        102,425.0939
01/01/2016 to 12/31/2016         24.122479          28.436031         99,485.8964
01/01/2017 to 12/31/2017         28.436031          32.272065        102,687.8016
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.802565          11.309787          9,515.1100
01/01/2010 to 12/31/2010         11.309787          11.964646         51,153.4772
01/01/2011 to 12/31/2011         11.964646          10.259521        109,193.3624
01/01/2012 to 12/31/2012         10.259521          11.877164        137,595.5463
01/01/2013 to 12/31/2013         11.877164          14.158958        165,873.4006
01/01/2014 to 12/31/2014         14.158958          13.019476        203,230.5972
01/01/2015 to 12/31/2015         13.019476          12.613263        166,584.2630
01/01/2016 to 12/31/2016         12.613263          12.502000        184,652.5435
01/01/2017 to 12/31/2017         12.502000          15.285950        173,671.5830
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.911678          13.390778          3,175.6800
01/01/2010 to 12/31/2010         13.390778          16.635105         26,362.5967
01/01/2011 to 12/31/2011         16.635105          15.623989         42,320.1293
01/01/2012 to 12/31/2012         15.623989          17.781579         68,794.3034
01/01/2013 to 12/31/2013         17.781579          24.110120         99,941.2553
01/01/2014 to 12/31/2014         24.110120          24.787674        106,532.2901
01/01/2015 to 12/31/2015         24.787674          23.229401        112,632.9348
01/01/2016 to 12/31/2016         23.229401          27.575434        117,614.4640
01/01/2017 to 12/31/2017         27.575434          30.942297        114,040.3251
--------------------------       ---------          ---------        ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.375541           8.237445        153,607.3569
01/01/2009 to 12/31/2009          8.237445          10.182507        176,038.7100
01/01/2010 to 12/31/2010         10.182507          11.444426        239,210.2278
01/01/2011 to 12/31/2011         11.444426          11.418801        344,504.8009
01/01/2012 to 12/31/2012         11.418801          12.937763        490,505.8831
01/01/2013 to 12/31/2013         12.937763          16.726646        470,745.9142
01/01/2014 to 12/31/2014         16.726646          18.570883        474,256.5048
01/01/2015 to 12/31/2015         18.570883          18.396973        441,116.3003
01/01/2016 to 12/31/2016         18.396973          20.115452        456,299.1945
01/01/2017 to 12/31/2017         20.115452          23.940678        443,098.2052
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.680742          20.596349        110,282.3551
01/01/2014 to 12/31/2014         20.596349          22.354329        105,643.1601
01/01/2015 to 12/31/2015         22.354329          21.864573         96,004.7288
01/01/2016 to 12/31/2016         21.864573          24.489259         92,327.4113
01/01/2017 to 12/31/2017         24.489259          28.268731         85,416.1825
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.997973           6.579680        139,897.8868
01/01/2009 to 12/31/2009          6.579680           8.066372        180,925.0900
01/01/2010 to 12/31/2010          8.066372           8.791473        192,082.6328
01/01/2011 to 12/31/2011          8.791473           8.583448        242,624.8883
01/01/2012 to 12/31/2012          8.583448           9.597810        241,882.5847
01/01/2013 to 04/26/2013          9.597810          10.498516              0.0000
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.669209          19.508126        111,473.5151
01/01/2014 to 12/31/2014         19.508126          19.092967         91,152.7462
01/01/2015 to 12/31/2015         19.092967          18.814203         83,016.1674
01/01/2016 to 12/31/2016         18.814203          21.866683         74,609.3337
01/01/2017 to 12/31/2017         21.866683          24.791840         68,127.3468
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.249632           9.235812        114,903.7440
01/01/2009 to 12/31/2009          9.235812          12.399521        122,390.9800
01/01/2010 to 12/31/2010         12.399521          14.954891        143,857.6057
01/01/2011 to 12/31/2011         14.954891          13.906691        150,055.0158
01/01/2012 to 12/31/2012         13.906691          14.371972        147,313.8468
01/01/2013 to 04/26/2013         14.371972          15.560900              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.769833           8.522256        305,195.9393
01/01/2014 to 12/31/2014          8.522256           9.104423        317,498.0581
01/01/2015 to 12/31/2015          9.104423           9.877111        321,332.5965
01/01/2016 to 12/31/2016          9.877111           9.844586        337,886.1359
01/01/2017 to 12/31/2017          9.844586          12.900087        304,246.8396
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.211678           3.386970        181,779.6129
01/01/2009 to 12/31/2009          3.386970           5.285767        197,149.9800
01/01/2010 to 12/31/2010          5.285767           6.625790        264,656.2536
01/01/2011 to 12/31/2011          6.625790           5.860930        278,703.0019
01/01/2012 to 12/31/2012          5.860930           6.450107        237,094.8671
01/01/2013 to 04/26/2013          6.450107           6.735371              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.600846          14.709421         20,683.1200
01/01/2010 to 12/31/2010         14.709421          18.631121         93,409.3900
01/01/2011 to 12/31/2011         18.631121          15.240348        123,450.1159
01/01/2012 to 12/31/2012         15.240348          15.345209        137,780.3622
01/01/2013 to 12/31/2013         15.345209          16.684028        132,740.3802
01/01/2014 to 12/31/2014         16.684028          13.295055        136,421.4147
01/01/2015 to 12/31/2015         13.295055           8.775780        159,563.7489
01/01/2016 to 12/31/2016          8.775780          12.383154        142,690.2268
01/01/2017 to 12/31/2017         12.383154          12.066728        159,035.6270
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.224047          28.153182        160,212.9780
01/01/2017 to 12/31/2017         28.153182          29.830992        162,541.0656
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.864032          15.072423        180,710.3005
01/01/2009 to 12/31/2009         15.072423          20.237261        182,456.5900
01/01/2010 to 12/31/2010         20.237261          22.442270        171,730.6815
01/01/2011 to 12/31/2011         22.442270          23.014253        153,659.3932
01/01/2012 to 12/31/2012         23.014253          25.515082        144,117.5183
01/01/2013 to 12/31/2013         25.515082          27.045951        172,091.8495
01/01/2014 to 12/31/2014         27.045951          27.832322        130,183.1508
01/01/2015 to 12/31/2015         27.832322          26.728019        123,293.7987
01/01/2016 to 04/29/2016         26.728019          27.499664              0.0000
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      27.779927          28.753197            50,819.2835
01/01/2017 to 12/31/2017      28.753197          30.481672            34,280.9064
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.723348          12.277328            21,622.3426
01/01/2011 to 12/31/2011      12.277328          12.469565            75,130.4505
01/01/2012 to 12/31/2012      12.469565          13.641918            58,722.9086
01/01/2013 to 12/31/2013      13.641918          13.580801           128,479.0057
01/01/2014 to 12/31/2014      13.580801          13.924157           191,340.0759
01/01/2015 to 12/31/2015      13.924157          13.469712           190,157.8499
01/01/2016 to 04/29/2016      13.469712          13.783320                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      15.639329          15.270192            43,955.1078
01/01/2009 to 12/31/2009      15.270192          15.601953            38,171.6600
01/01/2010 to 12/31/2010      15.601953          16.157228           104,664.5828
01/01/2011 to 12/31/2011      16.157228          16.697088           103,023.9107
01/01/2012 to 12/31/2012      16.697088          16.888930           116,813.3885
01/01/2013 to 12/31/2013      16.888930          16.429258           107,426.8695
01/01/2014 to 12/31/2014      16.429258          16.539392            94,362.7890
01/01/2015 to 12/31/2015      16.539392          16.286067           101,113.3327
01/01/2016 to 12/31/2016      16.286067          16.150821            97,343.2826
01/01/2017 to 12/31/2017      16.150821          16.121309            93,141.6924

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.162767          10.471040          487,481.3915
01/01/2013 to 12/31/2013         10.471040          11.413428          505,857.8452
01/01/2014 to 12/31/2014         11.413428          12.015513          517,380.6890
01/01/2015 to 12/31/2015         12.015513          11.851726          553,057.7668
01/01/2016 to 12/31/2016         11.851726          12.040824          448,169.7600
01/01/2017 to 12/31/2017         12.040824          13.417141          361,368.6603
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996775           1.036466                0.0000
01/01/2015 to 12/31/2015          1.036466           1.006451                0.0000
01/01/2016 to 12/31/2016          1.006451           1.006706            2,092.0317
01/01/2017 to 12/31/2017          1.006706           1.140239            1,879.7644
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007863           6.985129        1,372,152.9122
01/01/2009 to 12/31/2009          6.985129           8.859165        2,906,044.8600
01/01/2010 to 12/31/2010          8.859165           9.744728        4,168,391.1589
01/01/2011 to 12/31/2011          9.744728           9.353622        4,682,880.3884
01/01/2012 to 12/31/2012          9.353622          10.412975        4,500,679.2275
01/01/2013 to 12/31/2013         10.412975          12.104427        4,616,559.4757
01/01/2014 to 12/31/2014         12.104427          12.588752        4,782,119.0912
01/01/2015 to 12/31/2015         12.588752          12.258529        4,754,161.2092
01/01/2016 to 12/31/2016         12.258529          12.960701        4,163,043.3277
01/01/2017 to 12/31/2017         12.960701          14.853820        4,324,123.6370
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997863           6.335721        1,160,676.2049
01/01/2009 to 12/31/2009          6.335721           8.328398        2,485,704.2600
01/01/2010 to 12/31/2010          8.328398           9.268923        2,317,110.2814
01/01/2011 to 12/31/2011          9.268923           8.660050        2,466,920.2815
01/01/2012 to 12/31/2012          8.660050           9.864168        2,162,793.2208
01/01/2013 to 12/31/2013          9.864168          12.102636        2,182,011.2245
01/01/2014 to 12/31/2014         12.102636          12.627072        2,130,844.1146
01/01/2015 to 12/31/2015         12.627072          12.289620        2,062,963.2541
01/01/2016 to 12/31/2016         12.289620          13.132041        2,012,701.0465
01/01/2017 to 12/31/2017         13.132041          15.628416        2,024,805.3099
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987864           5.737844          129,922.6249
01/01/2009 to 12/31/2009          5.737844           7.815349          485,170.1200
01/01/2010 to 12/31/2010          7.815349           9.069140          810,350.3058
01/01/2011 to 12/31/2011          9.069140           8.485078          660,698.7391
01/01/2012 to 12/31/2012          8.485078           9.769178          583,353.0490
01/01/2013 to 12/31/2013          9.769178          12.434205          493,799.2236
01/01/2014 to 12/31/2014         12.434205          13.192003          508,628.7111
01/01/2015 to 12/31/2015         13.192003          13.777055          475,310.3842
01/01/2016 to 12/31/2016         13.777055          14.740436          470,981.8527
01/01/2017 to 12/31/2017         14.740436          18.490270          449,092.0027
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017862           7.656316          579,363.8296
01/01/2009 to 12/31/2009          7.656316           9.265198        1,469,935.7600
01/01/2010 to 12/31/2010          9.265198           9.986521        2,055,185.5543
01/01/2011 to 12/31/2011          9.986521           9.812816        2,387,219.1820
01/01/2012 to 12/31/2012          9.812816          10.665337        2,270,314.8560
01/01/2013 to 12/31/2013         10.665337          11.873574        2,456,908.3388
01/01/2014 to 12/31/2014         11.873574          12.353950        2,501,503.3873
01/01/2015 to 12/31/2015         12.353950          12.027410        2,147,638.9715
01/01/2016 to 12/31/2016         12.027410          12.622368        1,769,294.0730
01/01/2017 to 12/31/2017         12.622368          13.984255        1,664,307.3758
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.090112          11.452993          794,621.1813
01/01/2013 to 12/31/2013         11.452993          10.850902          626,248.9135
01/01/2014 to 12/31/2014         10.850902          11.066755          418,273.2973
01/01/2015 to 12/31/2015         11.066755           9.813999          395,846.1277
01/01/2016 to 12/31/2016          9.813999          10.486957          329,908.0607
01/01/2017 to 12/31/2017         10.486957          11.293178          283,898.7871
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.919068          10.202547          687,451.7828
01/01/2013 to 12/31/2013         10.202547          11.036967          815,180.9877
01/01/2014 to 12/31/2014         11.036967          11.464155          811,150.7466
01/01/2015 to 12/31/2015         11.464155          11.230529          908,900.0599
01/01/2016 to 12/31/2016         11.230529          11.501728          715,474.3271
01/01/2017 to 12/31/2017         11.501728          12.781457          672,618.7887
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.768304          11.752040           11,544.7557
01/01/2009 to 12/31/2009         11.752040          16.901599           84,240.2400
01/01/2010 to 12/31/2010         16.901599          19.189673          116,325.7085
01/01/2011 to 12/31/2011         19.189673          19.261135          188,538.8080
01/01/2012 to 12/31/2012         19.261135          22.011911          131,224.7021
01/01/2013 to 12/31/2013         22.011911          23.601650          118,448.7502
01/01/2014 to 12/31/2014         23.601650          23.908601          100,937.9189
01/01/2015 to 12/31/2015         23.908601          22.497924           96,994.9614
01/01/2016 to 12/31/2016         22.497924          25.147597           92,684.3203
01/01/2017 to 12/31/2017         25.147597          26.577072           91,445.1880
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.003740           7.547252        1,325,361.5424
01/01/2009 to 12/31/2009          7.547252           9.817814        1,264,831.8700
01/01/2010 to 12/31/2010          9.817814          11.217138        1,229,091.3805
01/01/2011 to 12/31/2011         11.217138          10.365536        1,142,155.2539
01/01/2012 to 12/31/2012         10.365536          11.866095          985,923.7131
01/01/2013 to 12/31/2013         11.866095          15.070772          869,196.0086
01/01/2014 to 12/31/2014         15.070772          15.531808          818,933.3071
01/01/2015 to 12/31/2015         15.531808          14.925950          769,450.6622
01/01/2016 to 12/31/2016         14.925950          15.951943          683,489.3606
01/01/2017 to 12/31/2017         15.951943          19.232857          620,879.3139
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.945874          10.368971          674,571.1454
01/01/2013 to 12/31/2013         10.368971          11.629162        1,326,031.4829
01/01/2014 to 12/31/2014         11.629162          12.504948        1,314,361.2846
01/01/2015 to 12/31/2015         12.504948          11.762166        1,346,303.2308
01/01/2016 to 12/31/2016         11.762166          12.499952        1,273,974.2970
01/01/2017 to 12/31/2017         12.499952          14.506717        1,261,000.0716
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.864090          11.605429        560,127.9276
01/01/2009 to 12/31/2009         11.605429          14.391738        545,261.8900
01/01/2010 to 12/31/2010         14.391738          16.922341        551,658.1001
01/01/2011 to 12/31/2011         16.922341          15.105017        537,279.5396
01/01/2012 to 12/31/2012         15.105017          17.476104        480,929.8652
01/01/2013 to 12/31/2013         17.476104          22.699826        443,866.1094
01/01/2014 to 12/31/2014         22.699826          22.643308        397,261.6627
01/01/2015 to 12/31/2015         22.643308          21.004968        362,818.3169
01/01/2016 to 12/31/2016         21.004968          27.037901        312,865.4175
01/01/2017 to 12/31/2017         27.037901          29.619563        277,143.0185
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         13.986146           6.098843        207,424.5227
01/01/2009 to 12/31/2009          6.098843          10.104896        279,051.0700
01/01/2010 to 12/31/2010         10.104896          12.254278        498,551.0357
01/01/2011 to 12/31/2011         12.254278           9.770137        504,752.3100
01/01/2012 to 12/31/2012          9.770137          11.390879        443,949.9713
01/01/2013 to 12/31/2013         11.390879          10.614449        429,036.5717
01/01/2014 to 12/31/2014         10.614449           9.730617        439,643.8098
01/01/2015 to 12/31/2015          9.730617           8.224494        437,431.9344
01/01/2016 to 12/31/2016          8.224494           8.993406        418,035.4176
01/01/2017 to 12/31/2017          8.993406          11.318888        416,117.3170
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997329          10.184744         23,363.8539
01/01/2011 to 12/31/2011         10.184744          10.189062         80,745.3079
01/01/2012 to 12/31/2012         10.189062          10.723728         95,306.9879
01/01/2013 to 12/31/2013         10.723728          10.920083        177,856.4214
01/01/2014 to 12/31/2014         10.920083          10.788031        178,832.8729
01/01/2015 to 12/31/2015         10.788031          10.491351        150,232.2307
01/01/2016 to 12/31/2016         10.491351          11.242413        140,356.0553
01/01/2017 to 12/31/2017         11.242413          11.431358        154,505.2433
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987330           9.730713         57,534.0613
01/01/2012 to 12/31/2012          9.730713           9.961476         79,653.4623
01/01/2013 to 12/31/2013          9.961476           9.882501        175,276.7588
01/01/2014 to 12/31/2014          9.882501           9.794175        210,899.3209
01/01/2015 to 12/31/2015          9.794175           9.545245        199,164.9659
01/01/2016 to 12/31/2016          9.545245           9.654236        195,212.9759
01/01/2017 to 12/31/2017          9.654236           9.594391        203,615.9367
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.997863          10.857030          7,931.8000
01/01/2010 to 12/31/2010         10.857030          12.089395         21,611.3671
01/01/2011 to 12/31/2011         12.089395          11.817213         27,050.0398
01/01/2012 to 12/31/2012         11.817213          13.243492         31,455.2623
01/01/2013 to 12/31/2013         13.243492          13.122481         27,236.1020
01/01/2014 to 12/31/2014         13.122481          13.015836         23,407.4077
01/01/2015 to 12/31/2015         13.015836          12.233462         17,791.6682
01/01/2016 to 12/31/2016         12.233462          12.102151         16,662.8184
01/01/2017 to 12/31/2017         12.102151          11.885674         17,107.5932
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          15.975954           9.137520       196,699.6767
01/01/2009 to 12/31/2009           9.137520          12.073645       215,127.4600
01/01/2010 to 12/31/2010          12.073645          13.747804       266,329.6356
01/01/2011 to 12/31/2011          13.747804          12.729608       266,003.7854
01/01/2012 to 12/31/2012          12.729608          15.726790       244,246.6283
01/01/2013 to 12/31/2013          15.726790          15.969912       255,258.3020
01/01/2014 to 12/31/2014          15.969912          17.739431       238,545.6194
01/01/2015 to 12/31/2015          17.739431          17.153009       187,532.8058
01/01/2016 to 12/31/2016          17.153009          16.968843       168,779.6637
01/01/2017 to 12/31/2017          16.968843          18.430314       157,907.9580
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.571829           4.525416       457,602.8690
01/01/2009 to 12/31/2009           4.525416           5.900867       465,553.7700
01/01/2010 to 12/31/2010           5.900867           7.163541       442,385.9994
01/01/2011 to 12/31/2011           7.163541           7.253635       628,240.2268
01/01/2012 to 12/31/2012           7.253635           8.429276       556,634.4425
01/01/2013 to 12/31/2013           8.429276          12.036283       618,131.6826
01/01/2014 to 12/31/2014          12.036283          14.033965       731,528.6164
01/01/2015 to 12/31/2015          14.033965          13.207370       626,163.3164
01/01/2016 to 12/31/2016          13.207370          13.299503       579,289.1318
01/01/2017 to 12/31/2017          13.299503          15.444494       531,392.9836
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         129.521035         132.713558         1,502.2984
01/01/2011 to 12/31/2011         132.713558         120.335247         4,118.5333
01/01/2012 to 12/31/2012         120.335247         144.568601         5,059.2491
01/01/2013 to 12/31/2013         144.568601         182.589254         5,317.7233
01/01/2014 to 04/25/2014         182.589254         189.802385             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.238575           4.556518       192,377.2395
01/01/2009 to 12/31/2009           4.556518           6.165216       173,157.6300
01/01/2010 to 12/31/2010           6.165216           6.489699       209,824.7001
01/01/2011 to 04/29/2011           6.489699           6.888201             0.0000
--------------------------       ----------         ----------       ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          15.100556           9.465811       337,728.8323
01/01/2009 to 12/31/2009           9.465811          12.281690       304,500.3300
01/01/2010 to 12/31/2010          12.281690          14.963407       307,205.6209
01/01/2011 to 12/31/2011          14.963407          13.751431       310,774.3725
01/01/2012 to 12/31/2012          13.751431          15.927672       292,433.3732
01/01/2013 to 12/31/2013          15.927672          20.720268       274,147.8604
01/01/2014 to 12/31/2014          20.720268          23.008283       266,958.4687
01/01/2015 to 12/31/2015          23.008283          20.506331       199,846.9200
01/01/2016 to 12/31/2016          20.506331          22.761565       180,147.8641
01/01/2017 to 12/31/2017          22.761565          24.731950       168,827.1697
--------------------------       ----------         ----------       ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.840873          10.921961          731,737.5811
01/01/2009 to 12/31/2009         10.921961          16.608788          655,127.1400
01/01/2010 to 12/31/2010         16.608788          18.962797          689,471.3848
01/01/2011 to 12/31/2011         18.962797          15.946001          680,095.0335
01/01/2012 to 12/31/2012         15.946001          20.210702          634,012.1052
01/01/2013 to 12/31/2013         20.210702          25.863792          597,320.1319
01/01/2014 to 12/31/2014         25.863792          23.895680          571,487.5674
01/01/2015 to 12/31/2015         23.895680          22.374448          553,237.3265
01/01/2016 to 12/31/2016         22.374448          23.736760          505,113.5951
01/01/2017 to 12/31/2017         23.736760          30.363402          458,211.6892
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010622           1.044035        6,041,207.6991
01/01/2013 to 12/31/2013          1.044035           1.042928        4,571,806.7933
01/01/2014 to 12/31/2014          1.042928           1.079867        3,848,729.3607
01/01/2015 to 12/31/2015          1.079867           1.014480        3,286,548.4613
01/01/2016 to 12/31/2016          1.014480           1.111459        3,927,946.3490
01/01/2017 to 12/31/2017          1.111459           1.199066        3,084,936.3992
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.358566           7.138352          211,027.5862
01/01/2009 to 12/31/2009          7.138352           8.860663          226,756.6500
01/01/2010 to 12/31/2010          8.860663           9.980379          247,515.9506
01/01/2011 to 12/31/2011          9.980379           9.642864          298,308.1995
01/01/2012 to 12/31/2012          9.642864          11.198746          257,812.0454
01/01/2013 to 12/31/2013         11.198746          14.869131          273,962.9408
01/01/2014 to 12/31/2014         14.869131          15.939898          286,461.1319
01/01/2015 to 12/31/2015         15.939898          14.698649          226,856.4057
01/01/2016 to 12/31/2016         14.698649          16.908284          217,444.5047
01/01/2017 to 12/31/2017         16.908284          19.571033          191,046.7340
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.491799           9.308000          391,034.7945
01/01/2009 to 12/31/2009          9.308000          12.215411          364,116.2700
01/01/2010 to 12/31/2010         12.215411          15.116340          321,247.1118
01/01/2011 to 12/31/2011         15.116340          14.664720          293,672.5541
01/01/2012 to 12/31/2012         14.664720          17.001734          269,456.4155
01/01/2013 to 12/31/2013         17.001734          23.372353          269,442.9936
01/01/2014 to 12/31/2014         23.372353          24.734239          222,519.7395
01/01/2015 to 12/31/2015         24.734239          23.841823          196,493.2772
01/01/2016 to 12/31/2016         23.841823          26.055023          186,574.5531
01/01/2017 to 12/31/2017         26.055023          32.026594          173,969.4230
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.927466          10.356211          330,901.6149
01/01/2014 to 12/31/2014         10.356211          10.673385          487,317.6635
01/01/2015 to 12/31/2015         10.673385          10.517820          447,374.9048
01/01/2016 to 12/31/2016         10.517820          10.544724          415,869.4762
01/01/2017 to 12/31/2017         10.544724          10.684125          410,452.8710
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037861           8.918564           91,240.2499
01/01/2009 to 12/31/2009          8.918564           9.806590          273,564.6800
01/01/2010 to 12/31/2010          9.806590          10.203969          330,575.7949
01/01/2011 to 12/31/2011         10.203969          10.586761          385,106.3874
01/01/2012 to 12/31/2012         10.586761          10.891608          390,579.9529
01/01/2013 to 04/26/2013         10.891608          10.862933                0.0000
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012676           1.046073          268,794.8379
01/01/2013 to 12/31/2013          1.046073           1.138585        1,313,599.5066
01/01/2014 to 12/31/2014          1.138585           1.194489        2,813,064.2568
01/01/2015 to 12/31/2015          1.194489           1.181897        3,048,451.4119
01/01/2016 to 12/31/2016          1.181897           1.192722        4,061,789.8979
01/01/2017 to 12/31/2017          1.192722           1.364604        2,837,775.1857
--------------------------        --------           --------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.915102           7.692637          210,831.9060
01/01/2009 to 12/31/2009          7.692637          10.623452          216,286.5400
01/01/2010 to 12/31/2010         10.623452          12.711856          261,038.0425
01/01/2011 to 12/31/2011         12.711856          12.282006          267,508.6612
01/01/2012 to 12/31/2012         12.282006          14.082838          243,594.2593
01/01/2013 to 12/31/2013         14.082838          16.176496          195,353.9061
01/01/2014 to 12/31/2014         16.176496          16.414140          177,994.9838
01/01/2015 to 12/31/2015         16.414140          16.294774          131,150.3655
01/01/2016 to 12/31/2016         16.294774          16.743511          133,837.8842
01/01/2017 to 12/31/2017         16.743511          20.192923          116,628.3422
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.768432          11.218181           28,870.3124
01/01/2014 to 12/31/2014         11.218181          12.020401           84,752.9090
01/01/2015 to 12/31/2015         12.020401          11.645409          167,568.1626
01/01/2016 to 12/31/2016         11.645409          11.918633          260,839.5573
01/01/2017 to 12/31/2017         11.918633          13.506023          239,806.9479
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.264543           9.757497          656,589.4780
01/01/2009 to 12/31/2009          9.757497          12.589633          665,355.4200
01/01/2010 to 12/31/2010         12.589633          13.754786          619,188.1863
01/01/2011 to 12/31/2011         13.754786          12.044296          612,198.6971
01/01/2012 to 12/31/2012         12.044296          13.783845          551,210.7799
01/01/2013 to 12/31/2013         13.783845          16.120882          486,790.1753
01/01/2014 to 12/31/2014         16.120882          14.710824          448,147.1069
01/01/2015 to 12/31/2015         14.710824          14.170798          432,293.3192
01/01/2016 to 12/31/2016         14.170798          13.775488          393,137.1040
01/01/2017 to 12/31/2017         13.775488          17.314068          379,440.0888
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999733           1.031663                0.0000
01/01/2015 to 12/31/2015          1.031663           0.956324          387,797.0201
01/01/2016 to 12/31/2016          0.956324           1.042179          394,530.9556
01/01/2017 to 12/31/2017          1.042179           1.150874          256,097.1181
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.822245          10.794618          953,619.1946
01/01/2009 to 12/31/2009         10.794618          12.496906        1,041,955.2900
01/01/2010 to 12/31/2010         12.496906          13.206793        1,129,970.7117
01/01/2011 to 12/31/2011         13.206793          14.395490        1,210,604.2463
01/01/2012 to 12/31/2012         14.395490          15.405124        1,118,986.0246
01/01/2013 to 12/31/2013         15.405124          13.706335        1,055,891.9905
01/01/2014 to 12/31/2014         13.706335          13.830534          963,207.8928
01/01/2015 to 12/31/2015         13.830534          13.141594          878,686.2213
01/01/2016 to 12/31/2016         13.141594          13.530141          832,757.2996
01/01/2017 to 12/31/2017         13.530141          13.729721          797,418.7612
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.845665          12.648587          939,052.9621
01/01/2009 to 12/31/2009         12.648587          14.640758        1,483,864.8500
01/01/2010 to 12/31/2010         14.640758          15.531222        2,149,754.7395
01/01/2011 to 12/31/2011         15.531222          15.714895        2,295,007.1846
01/01/2012 to 12/31/2012         15.714895          16.838529        2,285,932.5719
01/01/2013 to 12/31/2013         16.838529          16.197052        2,145,523.2305
01/01/2014 to 12/31/2014         16.197052          16.550123        1,654,825.5646
01/01/2015 to 12/31/2015         16.550123          16.231332        1,547,820.1743
01/01/2016 to 12/31/2016         16.231332          16.333311        1,319,488.0326
01/01/2017 to 12/31/2017         16.333311          16.739704        1,353,303.0732
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.713021          10.838586          249,162.6096
01/01/2013 to 12/31/2013         10.838586          10.148878          113,370.3208
01/01/2014 to 12/31/2014         10.148878          10.705006          133,350.1990
01/01/2015 to 12/31/2015         10.705006          10.543429          117,770.7412
01/01/2016 to 12/31/2016         10.543429          10.476034          247,608.4152
01/01/2017 to 12/31/2017         10.476034          10.541398          171,072.6629
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214562          10.711818            9,508.0192
01/01/2014 to 12/31/2014         10.711818          11.412702           27,786.4919
01/01/2015 to 12/31/2015         11.412702          11.052241          153,664.0305
01/01/2016 to 12/31/2016         11.052241          11.333706          100,319.6329
01/01/2017 to 12/31/2017         11.333706          12.946364          124,589.0158
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010654           1.064118          715,130.5976
01/01/2013 to 12/31/2013          1.064118           1.149085        1,881,624.4447
01/01/2014 to 12/31/2014          1.149085           1.214108        1,726,281.2753
01/01/2015 to 12/31/2015          1.214108           1.180194        2,101,205.3643
01/01/2016 to 12/31/2016          1.180194           1.222834        2,508,539.1714
01/01/2017 to 12/31/2017          1.222834           1.370736        2,135,093.2708
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.262436           8.419070                0.0000
01/01/2009 to 12/31/2009          8.419070          10.311303          461,845.2100
01/01/2010 to 12/31/2010         10.311303          11.349916        1,626,318.4033
01/01/2011 to 12/31/2011         11.349916          11.249304        1,638,674.4971
01/01/2012 to 12/31/2012         11.249304          12.447953        1,793,104.8400
01/01/2013 to 12/31/2013         12.447953          13.786215        1,751,980.8225
01/01/2014 to 12/31/2014         13.786215          14.305752        1,565,218.6194
01/01/2015 to 12/31/2015         14.305752          13.754045        1,444,706.6398
01/01/2016 to 12/31/2016         13.754045          14.268643        1,192,609.7933
01/01/2017 to 12/31/2017         14.268643          16.213280        1,172,118.6191
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.650252           7.718586            1,732.2504
01/01/2009 to 12/31/2009          7.718586           9.772201          648,280.6700
01/01/2010 to 12/31/2010          9.772201          10.940057          824,621.1318
01/01/2011 to 12/31/2011         10.940057          10.500781          797,701.8665
01/01/2012 to 12/31/2012         10.500781          11.844879          784,580.2073
01/01/2013 to 12/31/2013         11.844879          13.715502          793,352.0073
01/01/2014 to 12/31/2014         13.715502          14.174143          705,988.2684
01/01/2015 to 12/31/2015         14.174143          13.579155          585,371.0785
01/01/2016 to 12/31/2016         13.579155          14.233089          711,488.3748
01/01/2017 to 12/31/2017         14.233089          16.700077          726,451.3604
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         55.871106          34.883018        257,505.5650
01/01/2009 to 12/31/2009         34.883018          40.501421        241,971.2300
01/01/2010 to 12/31/2010         40.501421          46.479634        226,799.8200
01/01/2011 to 12/31/2011         46.479634          43.755758        209,631.0324
01/01/2012 to 12/31/2012         43.755758          50.620493        187,902.6054
01/01/2013 to 12/31/2013         50.620493          66.410645        171,373.2829
01/01/2014 to 12/31/2014         66.410645          73.777620        163,311.4205
01/01/2015 to 12/31/2015         73.777620          69.758250        136,919.8034
01/01/2016 to 12/31/2016         69.758250          79.318647        128,016.1156
01/01/2017 to 12/31/2017         79.318647          90.975776        123,309.5000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.414586           5.562399        799,444.7377
01/01/2009 to 12/31/2009          5.562399           7.935494        869,196.4400
01/01/2010 to 12/31/2010          7.935494           9.936782        863,881.2115
01/01/2011 to 12/31/2011          9.936782           9.584698        895,748.8130
01/01/2012 to 12/31/2012          9.584698          10.684677        788,949.6902
01/01/2013 to 12/31/2013         10.684677          14.311326        759,322.5495
01/01/2014 to 12/31/2014         14.311326          15.827880        724,768.8484
01/01/2015 to 12/31/2015         15.827880          16.558109        668,441.7231
01/01/2016 to 12/31/2016         16.558109          17.247689        600,496.9740
01/01/2017 to 12/31/2017         17.247689          21.101109        530,674.3581
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         23.746532          15.587328         29,515.6016
01/01/2009 to 12/31/2009         15.587328          19.342430         79,270.9800
01/01/2010 to 12/31/2010         19.342430          23.811597         86,286.6608
01/01/2011 to 12/31/2011         23.811597          22.489026         92,984.1668
01/01/2012 to 12/31/2012         22.489026          25.293673         99,257.5765
01/01/2013 to 12/31/2013         25.293673          32.322692         83,822.0847
01/01/2014 to 12/31/2014         32.322692          34.755277         76,425.2509
01/01/2015 to 12/31/2015         34.755277          31.022786         68,079.8469
01/01/2016 to 12/31/2016         31.022786          35.140654         68,579.0280
01/01/2017 to 12/31/2017         35.140654          37.729420         60,337.3208
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.906673           9.738019        380,194.0141
01/01/2014 to 12/31/2014          9.738019           9.230659        366,737.0107
01/01/2015 to 12/31/2015          9.230659           8.855935        324,346.4706
01/01/2016 to 12/31/2016          8.855935           9.123581        310,053.3717
01/01/2017 to 12/31/2017          9.123581          12.069862        280,924.8307
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087858           6.032009         73,111.7434
01/01/2009 to 12/31/2009          6.032009           8.433038        206,429.6600
01/01/2010 to 12/31/2010          8.433038           8.840352        398,323.4019
01/01/2011 to 12/31/2011          8.840352           7.431387        459,960.0083
01/01/2012 to 12/31/2012          7.431387           8.558211        407,372.2121
01/01/2013 to 04/26/2013          8.558211           8.860558              0.0000
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.339891          10.403231         2,408,618.9263
01/01/2009 to 12/31/2009         10.403231          10.228161         1,778,524.6800
01/01/2010 to 12/31/2010         10.228161          10.030636         1,380,179.2006
01/01/2011 to 12/31/2011         10.030636           9.837451         1,873,563.1243
01/01/2012 to 12/31/2012          9.837451           9.646441         2,121,212.5334
01/01/2013 to 12/31/2013          9.646441           9.460150         1,479,539.3886
01/01/2014 to 12/31/2014          9.460150           9.277457         1,230,376.9862
01/01/2015 to 12/31/2015          9.277457           9.098292         1,235,575.2766
01/01/2016 to 12/31/2016          9.098292           8.932593         1,462,942.5061
01/01/2017 to 12/31/2017          8.932593           8.816155         1,260,794.0486
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.335259          13.548918             2,708.4104
01/01/2015 to 12/31/2015         13.548918          13.209458           101,202.1136
01/01/2016 to 12/31/2016         13.209458          13.541222           126,946.3017
01/01/2017 to 12/31/2017         13.541222          14.201094           145,826.2733
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.454372           8.912878         4,112,216.7747
01/01/2009 to 12/31/2009          8.912878          10.743120         4,398,317.5600
01/01/2010 to 12/31/2010         10.743120          11.684387         5,419,629.1560
01/01/2011 to 12/31/2011         11.684387          11.662678         5,926,220.4697
01/01/2012 to 12/31/2012         11.662678          12.684198         5,678,239.2719
01/01/2013 to 12/31/2013         12.684198          13.568692         4,283,688.3075
01/01/2014 to 04/25/2014         13.568692          13.656637                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.944416           8.618348         7,042,279.5437
01/01/2009 to 12/31/2009          8.618348          10.656747         7,395,306.8800
01/01/2010 to 12/31/2010         10.656747          11.746928         7,246,171.0992
01/01/2011 to 12/31/2011         11.746928          11.507100         7,183,513.1276
01/01/2012 to 12/31/2012         11.507100          12.682311         6,707,074.9680
01/01/2013 to 12/31/2013         12.682311          14.206742         6,422,839.0860
01/01/2014 to 04/25/2014         14.206742          14.244938                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.654448          13.984391         9,839,339.8676
01/01/2015 to 12/31/2015         13.984391          13.567117         8,687,239.5344
01/01/2016 to 12/31/2016         13.567117          14.115122         7,851,797.1405
01/01/2017 to 12/31/2017         14.115122          15.316552         7,084,668.2591
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.324609           8.226006        19,670,136.9213
01/01/2009 to 12/31/2009          8.226006          10.353072        17,813,180.5700
01/01/2010 to 12/31/2010         10.353072          11.532610        17,558,696.2502
01/01/2011 to 12/31/2011         11.532610          11.117766        16,722,597.8314
01/01/2012 to 12/31/2012         11.117766          12.420769        15,354,362.3968
01/01/2013 to 12/31/2013         12.420769          14.546353        13,938,617.2351
01/01/2014 to 04/25/2014         14.546353          14.541568                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.539238          15.003394        12,879,076.6502
01/01/2015 to 12/31/2015         15.003394          14.527095        12,123,051.5317
01/01/2016 to 12/31/2016         14.527095          15.258832        11,015,167.7578
01/01/2017 to 12/31/2017         15.258832          17.169567        10,157,644.5278
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.972506           7.903906        24,382,674.9310
01/01/2009 to 12/31/2009          7.903906          10.084271        22,947,136.9500
01/01/2010 to 12/31/2010         10.084271          11.421522        21,480,693.1120
01/01/2011 to 12/31/2011         11.421522          10.767511        20,238,702.9542
01/01/2012 to 12/31/2012         10.767511          12.218361        18,463,229.0297
01/01/2013 to 12/31/2013         12.218361          15.087673        18,089,146.0577
01/01/2014 to 04/25/2014         15.087673          15.000680                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997863           7.007020           543,919.6732
01/01/2009 to 12/31/2009          7.007020           8.833697           920,501.6200
01/01/2010 to 12/31/2010          8.833697           9.533474           968,471.5035
01/01/2011 to 12/31/2011          9.533474           9.185137         1,006,244.3855
01/01/2012 to 12/31/2012          9.185137          10.459139           848,866.0659
01/01/2013 to 04/26/2013         10.459139          11.240161                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.987667          15.555374        17,241,505.9160
01/01/2015 to 12/31/2015         15.555374          14.996203        16,055,806.4982
01/01/2016 to 12/31/2016         14.996203          15.903853        14,975,203.2019
01/01/2017 to 12/31/2017         15.903853          18.586373        13,848,572.1052
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.976777           8.439282           520,905.9817
01/01/2009 to 12/31/2009          8.439282          11.685978           494,122.7500
01/01/2010 to 12/31/2010         11.685978          13.152006           481,731.7165
01/01/2011 to 12/31/2011         13.152006          13.735717           437,755.0056
01/01/2012 to 12/31/2012         13.735717          15.029032           411,874.6476
01/01/2013 to 12/31/2013         15.029032          20.119975           377,386.5856
01/01/2014 to 12/31/2014         20.119975          20.061686           333,160.6496
01/01/2015 to 12/31/2015         20.061686          17.772703           294,691.1613
01/01/2016 to 12/31/2016         17.772703          21.377678           262,767.8683
01/01/2017 to 12/31/2017         21.377678          23.595049           236,227.6198
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064089          10.126445             5,288.1194
01/01/2009 to 12/31/2009         10.126445          14.173037            48,950.7700
01/01/2010 to 12/31/2010         14.173037          17.039399            64,061.2893
01/01/2011 to 12/31/2011         17.039399          13.994917           102,077.9934
01/01/2012 to 12/31/2012         13.994917          16.180386            80,129.1659
01/01/2013 to 12/31/2013         16.180386          20.247946            79,438.8824
01/01/2014 to 12/31/2014         20.247946          18.527540            76,050.6664
01/01/2015 to 12/31/2015         18.527540          19.215428            65,683.3265
01/01/2016 to 12/31/2016         19.215428          19.942328            64,773.4544
01/01/2017 to 12/31/2017         19.942328          25.513334            71,037.8777
--------------------------       ---------          ---------        ---------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.310097          21.611432           22,177.4387
01/01/2017 to 12/31/2017         21.611432          25.182019           19,722.9639
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.319591          15.048694            3,065.5300
01/01/2010 to 12/31/2010         15.048694          17.109420            5,263.8678
01/01/2011 to 12/31/2011         17.109420          15.962150           14,285.5477
01/01/2012 to 12/31/2012         15.962150          17.276625           16,000.9901
01/01/2013 to 12/31/2013         17.276625          22.485788           13,422.0703
01/01/2014 to 12/31/2014         22.485788          24.462156           14,842.3848
01/01/2015 to 12/31/2015         24.462156          23.929621           14,436.7608
01/01/2016 to 04/29/2016         23.929621          24.035545                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.490582           8.602823        1,192,591.0843
01/01/2009 to 12/31/2009          8.602823          11.121899        1,227,941.7700
01/01/2010 to 12/31/2010         11.121899          12.196133        1,294,700.0593
01/01/2011 to 12/31/2011         12.196133          11.461201        1,226,104.7499
01/01/2012 to 12/31/2012         11.461201          12.666252        1,100,194.1416
01/01/2013 to 12/31/2013         12.666252          16.586560          970,277.2572
01/01/2014 to 12/31/2014         16.586560          17.965521          835,081.2406
01/01/2015 to 12/31/2015         17.965521          18.017925          724,407.7815
01/01/2016 to 12/31/2016         18.017925          18.933800          621,517.9672
01/01/2017 to 12/31/2017         18.933800          22.082510          557,037.3955
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.295539          16.978719          126,621.4106
01/01/2014 to 12/31/2014         16.978719          18.461769          117,413.6164
01/01/2015 to 12/31/2015         18.461769          18.576735           89,886.8215
01/01/2016 to 12/31/2016         18.576735          19.157627           81,998.8229
01/01/2017 to 12/31/2017         19.157627          23.473812           78,032.1768
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.316742           7.765426          156,063.0113
01/01/2009 to 12/31/2009          7.765426          11.207329          153,829.8300
01/01/2010 to 12/31/2010         11.207329          13.976597          149,475.6678
01/01/2011 to 12/31/2011         13.976597          12.683903          155,423.7876
01/01/2012 to 12/31/2012         12.683903          13.186379          140,043.4880
01/01/2013 to 04/26/2013         13.186379          14.203849                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.628450           7.857833          464,548.2833
01/01/2009 to 12/31/2009          7.857833          10.754899          606,263.3700
01/01/2010 to 12/31/2010         10.754899          11.740621          661,059.1769
01/01/2011 to 12/31/2011         11.740621          11.539887          616,038.6958
01/01/2012 to 12/31/2012         11.539887          13.076365          945,535.0134
01/01/2013 to 12/31/2013         13.076365          17.534432          863,679.6468
01/01/2014 to 12/31/2014         17.534432          18.699312          693,492.4034
01/01/2015 to 12/31/2015         18.699312          20.270982          615,548.1641
01/01/2016 to 12/31/2016         20.270982          19.853726          539,971.1122
01/01/2017 to 12/31/2017         19.853726          26.673813          498,603.2347
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.974677           5.692132         95,490.8670
01/01/2009 to 12/31/2009          5.692132           6.880133         95,769.4700
01/01/2010 to 12/31/2010          6.880133           7.785384         72,092.9203
01/01/2011 to 12/31/2011          7.785384           7.342156         75,358.1675
01/01/2012 to 12/31/2012          7.342156           8.112065         71,574.0383
01/01/2013 to 04/26/2013          8.112065           8.702527              0.0000
--------------------------        --------           --------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.947020           5.273087        960,164.5636
01/01/2009 to 12/31/2009          5.273087           7.431246        847,021.1500
01/01/2010 to 12/31/2010          7.431246           7.972627        739,884.4914
01/01/2011 to 12/31/2011          7.972627           7.711030        643,288.4571
01/01/2012 to 04/27/2012          7.711030           8.659366              0.0000
--------------------------        --------           --------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.608838          14.035364         11,671.9500
01/01/2010 to 12/31/2010         14.035364          14.542133         61,682.5582
01/01/2011 to 12/31/2011         14.542133          15.281843         84,181.8830
01/01/2012 to 12/31/2012         15.281843          15.522125         93,770.4087
01/01/2013 to 12/31/2013         15.522125          14.831089         99,841.7588
01/01/2014 to 12/31/2014         14.831089          15.338804        140,927.3866
01/01/2015 to 12/31/2015         15.338804          15.034112        132,510.8942
01/01/2016 to 12/31/2016         15.034112          15.051416        222,705.0098
01/01/2017 to 12/31/2017         15.051416          15.195178        254,971.3587
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/01/2009 to 12/31/2009         10.144918          13.108887          5,084.5400
01/01/2010 to 12/31/2010         13.108887          16.187965         23,161.8946
01/01/2011 to 12/31/2011         16.187965          15.520424         38,543.1033
01/01/2012 to 12/31/2012         15.520424          17.847034         40,594.3668
01/01/2013 to 12/31/2013         17.847034          23.235109         48,770.4602
01/01/2014 to 12/31/2014         23.235109          24.885561         62,308.9942
01/01/2015 to 12/31/2015         24.885561          23.751528         64,651.3399
01/01/2016 to 12/31/2016         23.751528          27.970784         73,199.8295
01/01/2017 to 12/31/2017         27.970784          31.712440         84,467.0777
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.710683          11.184363          4,230.8000
01/01/2010 to 12/31/2010         11.184363          11.820151         41,770.6286
01/01/2011 to 12/31/2011         11.820151          10.125498         48,280.0468
01/01/2012 to 12/31/2012         10.125498          11.710239         47,606.7732
01/01/2013 to 12/31/2013         11.710239          13.946021         53,054.1076
01/01/2014 to 12/31/2014         13.946021          12.810855         69,518.5456
01/01/2015 to 12/31/2015         12.810855          12.398742         75,679.4832
01/01/2016 to 12/31/2016         12.398742          12.277091         70,941.8505
01/01/2017 to 12/31/2017         12.277091          14.996013         91,785.7910
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.797769          13.242265          9,134.4000
01/01/2010 to 12/31/2010         13.242265          16.434193         27,741.0131
01/01/2011 to 12/31/2011         16.434193          15.419887         42,290.0866
01/01/2012 to 12/31/2012         15.419887          17.531671         37,828.4839
01/01/2013 to 12/31/2013         17.531671          23.747538         53,487.8694
01/01/2014 to 12/31/2014         23.747538          24.390502         59,451.9536
01/01/2015 to 12/31/2015         24.390502          22.834348         59,458.7689
01/01/2016 to 12/31/2016         22.834348          27.079395         68,768.4555
01/01/2017 to 12/31/2017         27.079395          30.355426         83,031.7500
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.292451           8.178048          464,909.9383
01/01/2009 to 12/31/2009          8.178048          10.098983          510,154.3100
01/01/2010 to 12/31/2010         10.098983          11.339221          541,883.2528
01/01/2011 to 12/31/2011         11.339221          11.302549          520,759.4373
01/01/2012 to 12/31/2012         11.302549          12.793188          499,981.3681
01/01/2013 to 12/31/2013         12.793188          16.523216          488,528.5151
01/01/2014 to 12/31/2014         16.523216          18.326695          520,691.9284
01/01/2015 to 12/31/2015         18.326695          18.136929          408,433.6284
01/01/2016 to 12/31/2016         18.136929          19.811307          419,237.5743
01/01/2017 to 12/31/2017         19.811307          23.555217          430,419.0593
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.421282          20.280447          559,724.3349
01/01/2014 to 12/31/2014         20.280447          21.989471          397,625.5633
01/01/2015 to 12/31/2015         21.989471          21.486214          263,791.5656
01/01/2016 to 12/31/2016         21.486214          24.041440          246,163.9431
01/01/2017 to 12/31/2017         24.041440          27.724163          209,937.1005
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.997863           6.575143           27,813.3408
01/01/2009 to 12/31/2009          6.575143           8.052755          955,074.8000
01/01/2010 to 12/31/2010          8.052755           8.767870        1,116,214.9137
01/01/2011 to 12/31/2011          8.767870           8.551865        1,160,376.4266
01/01/2012 to 12/31/2012          8.551865           9.552891        1,024,233.5245
01/01/2013 to 04/26/2013          9.552891          10.446064                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.704970          23.271979          165,801.8495
01/01/2014 to 12/31/2014         23.271979          22.753952          172,755.9547
01/01/2015 to 12/31/2015         22.753952          22.399330          155,478.6363
01/01/2016 to 12/31/2016         22.399330          26.007469          147,806.8995
01/01/2017 to 12/31/2017         26.007469          29.457175          140,056.0538
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.154954           9.169250          252,029.3262
01/01/2009 to 12/31/2009          9.169250          12.297858          249,227.7500
01/01/2010 to 12/31/2010         12.297858          14.817473          247,395.5172
01/01/2011 to 12/31/2011         14.817473          13.765157          257,269.5371
01/01/2012 to 12/31/2012         13.765157          14.211408          237,844.2836
01/01/2013 to 04/26/2013         14.211408          15.382164                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.688949           8.414769          276,940.1258
01/01/2014 to 12/31/2014          8.414769           8.980610          339,326.8364
01/01/2015 to 12/31/2015          8.980610           9.733056          458,749.6960
01/01/2016 to 12/31/2016          9.733056           9.691312          445,465.4630
01/01/2017 to 12/31/2017          9.691312          12.686600          449,585.0133
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008          6.170276           3.361013          280,986.0696
01/01/2009 to 12/31/2009          3.361013           5.240020          306,202.5400
01/01/2010 to 12/31/2010          5.240020           6.561892          379,518.1706
01/01/2011 to 12/31/2011          6.561892           5.798617          407,786.9118
01/01/2012 to 12/31/2012          5.798617           6.375121          319,676.8401
01/01/2013 to 04/26/2013          6.375121           6.654953                0.0000
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.594916          14.692216         10,791.9700
01/01/2010 to 12/31/2010         14.692216          18.590756         45,029.1746
01/01/2011 to 12/31/2011         18.590756          15.192146         66,648.8173
01/01/2012 to 12/31/2012         15.192146          15.281305         73,156.4439
01/01/2013 to 12/31/2013         15.281305          16.597945         65,769.9466
01/01/2014 to 12/31/2014         16.597945          13.213211         65,949.5536
01/01/2015 to 12/31/2015         13.213211           8.713017         70,369.4598
01/01/2016 to 12/31/2016          8.713017          12.282311         69,680.3143
01/01/2017 to 12/31/2017         12.282311          11.956537         66,672.4848
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.644760          27.535872        235,712.2463
01/01/2017 to 12/31/2017         27.535872          29.147826        226,086.2294
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.738425          14.957050        439,897.4681
01/01/2009 to 12/31/2009         14.957050          20.062309        405,642.3800
01/01/2010 to 12/31/2010         20.062309          22.226037        391,854.2541
01/01/2011 to 12/31/2011         22.226037          22.769795        352,257.5726
01/01/2012 to 12/31/2012         22.769795          25.218708        337,627.1542
01/01/2013 to 12/31/2013         25.218708          26.705088        325,630.8023
01/01/2014 to 12/31/2014         26.705088          27.454089        299,474.3112
01/01/2015 to 12/31/2015         27.454089          26.338441        258,102.6481
01/01/2016 to 04/29/2016         26.338441          27.089935              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.188815          28.122733         64,270.7245
01/01/2017 to 12/31/2017         28.122733          29.783609         55,466.9510
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.702120          12.246981         60,718.3372
01/01/2011 to 12/31/2011         12.246981          12.426349         78,624.3081
01/01/2012 to 12/31/2012         12.426349          13.580985        108,026.6966
01/01/2013 to 12/31/2013         13.580985          13.506630        121,797.2252
01/01/2014 to 12/31/2014         13.506630          13.834275        147,446.5074
01/01/2015 to 12/31/2015         13.834275          13.369388        157,003.6528
01/01/2016 to 04/29/2016         13.369388          13.676166              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.434629          15.055223         63,960.9033
01/01/2009 to 12/31/2009         15.055223          15.366947        161,865.9900
01/01/2010 to 12/31/2010         15.366947          15.897958        203,766.2323
01/01/2011 to 12/31/2011         15.897958          16.412787        160,916.6832
01/01/2012 to 12/31/2012         16.412787          16.584684        144,073.2015
01/01/2013 to 12/31/2013         16.584684          16.117171        117,851.8826
01/01/2014 to 12/31/2014         16.117171          16.209000         97,919.8265
01/01/2015 to 12/31/2015         16.209000          15.944786         96,739.8048
01/01/2016 to 12/31/2016         15.944786          15.796573        107,566.7412
01/01/2017 to 12/31/2017         15.796573          15.751995         80,976.9722

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997808           9.696735        189,210.4188
01/01/2012 to 12/31/2012          9.696735          10.462250        270,455.4921
01/01/2013 to 12/31/2013         10.462250          11.398147        335,029.7865
01/01/2014 to 12/31/2014         11.398147          11.993428        323,273.1569
01/01/2015 to 12/31/2015         11.993428          11.824027         87,836.5411
01/01/2016 to 12/31/2016         11.824027          12.006679         25,355.4866
01/01/2017 to 12/31/2017         12.006679          13.372425          7,668.2286
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996768           1.036108          4,362.6587
01/01/2015 to 12/31/2015          1.036108           1.005600         35,501.8564
01/01/2016 to 12/31/2016          1.005600           1.005353         14,185.6809
01/01/2017 to 12/31/2017          1.005353           1.138138         13,303.5040
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007808           6.982721        184,000.0252
01/01/2009 to 12/31/2009          6.982721           8.851685        379,663.7600
01/01/2010 to 12/31/2010          8.851685           9.731636        483,381.5311
01/01/2011 to 12/31/2011          9.731636           9.336396        661,755.9738
01/01/2012 to 12/31/2012          9.336396          10.388576        629,274.8786
01/01/2013 to 12/31/2013         10.388576          12.070029        528,862.1321
01/01/2014 to 12/31/2014         12.070029          12.546702        511,790.4106
01/01/2015 to 12/31/2015         12.546702          12.211472        404,936.3041
01/01/2016 to 12/31/2016         12.211472          12.904496        382,662.9901
01/01/2017 to 12/31/2017         12.904496          14.782035        348,703.9298
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997808           6.333535        127,858.3509
01/01/2009 to 12/31/2009          6.333535           8.321363        205,280.0900
01/01/2010 to 12/31/2010          8.321363           9.256468        191,802.5576
01/01/2011 to 12/31/2011          9.256468           8.644098        181,996.0190
01/01/2012 to 12/31/2012          8.644098           9.841051        197,043.1935
01/01/2013 to 12/31/2013          9.841051          12.068240        186,111.1178
01/01/2014 to 12/31/2014         12.068240          12.584890        160,610.6167
01/01/2015 to 12/31/2015         12.584890          12.242440        182,137.4885
01/01/2016 to 12/31/2016         12.242440          13.075088        153,121.5481
01/01/2017 to 12/31/2017         13.075088          15.552885        166,357.5817
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987809           5.735862         33,529.3069
01/01/2009 to 12/31/2009          5.735862           7.808744         98,957.7400
01/01/2010 to 12/31/2010          7.808744           9.056950        118,220.5624
01/01/2011 to 12/31/2011          9.056950           8.469445        127,763.4584
01/01/2012 to 12/31/2012          8.469445           9.746281         99,827.3811
01/01/2013 to 12/31/2013          9.746281          12.398863         85,055.2003
01/01/2014 to 12/31/2014         12.398863          13.147930         77,901.0388
01/01/2015 to 12/31/2015         13.147930          13.724163         66,279.2251
01/01/2016 to 12/31/2016         13.724163          14.676506         53,142.2240
01/01/2017 to 12/31/2017         14.676506          18.400906         55,572.4084
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017807           7.653679         25,313.5496
01/01/2009 to 12/31/2009          7.653679           9.257378        147,989.3700
01/01/2010 to 12/31/2010          9.257378           9.973107        171,336.0722
01/01/2011 to 12/31/2011          9.973107           9.794747        160,761.3695
01/01/2012 to 12/31/2012          9.794747          10.640350        157,412.5810
01/01/2013 to 12/31/2013         10.640350          11.839835        120,951.7250
01/01/2014 to 12/31/2014         11.839835          12.312688        144,777.7746
01/01/2015 to 12/31/2015         12.312688          11.981245        124,055.5361
01/01/2016 to 12/31/2016         11.981245          12.567633        113,272.6210
01/01/2017 to 12/31/2017         12.567633          13.916677         96,180.1976
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011         10.342099          10.560725        142,853.3565
01/01/2012 to 12/31/2012         10.560725          11.443227        304,446.0416
01/01/2013 to 12/31/2013         11.443227          10.836228        303,066.3340
01/01/2014 to 12/31/2014         10.836228          11.046263        279,450.3029
01/01/2015 to 12/31/2015         11.046263           9.790925        131,694.3313
01/01/2016 to 12/31/2016          9.790925          10.457071         49,803.2437
01/01/2017 to 12/31/2017         10.457071          11.255381         31,305.5838
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997808           9.529895        439,788.5785
01/01/2012 to 12/31/2012          9.529895          10.193982        638,604.1935
01/01/2013 to 12/31/2013         10.193982          11.022189        675,556.3262
01/01/2014 to 12/31/2014         11.022189          11.443082        652,617.1125
01/01/2015 to 12/31/2015         11.443082          11.204279        262,284.3537
01/01/2016 to 12/31/2016         11.204279          11.469109         84,842.9395
01/01/2017 to 12/31/2017         11.469109          12.738856         47,414.1662
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.676575          11.679717              0.0000
01/01/2009 to 12/31/2009         11.679717          16.789199         21,547.7800
01/01/2010 to 12/31/2010         16.789199          19.052533         40,800.9747
01/01/2011 to 12/31/2011         19.052533          19.113949         39,238.2582
01/01/2012 to 12/31/2012         19.113949          21.832731         43,762.4795
01/01/2013 to 12/31/2013         21.832731          23.397828         33,670.4191
01/01/2014 to 12/31/2014         23.397828          23.690280         29,652.1359
01/01/2015 to 12/31/2015         23.690280          22.281335         23,167.0778
01/01/2016 to 12/31/2016         22.281335          24.893054         16,681.1612
01/01/2017 to 12/31/2017         24.893054          26.294947         15,586.1006
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.983219           7.531553        346,926.7634
01/01/2009 to 12/31/2009          7.531553           9.792493        365,951.7900
01/01/2010 to 12/31/2010          9.792493          11.182620        367,274.1222
01/01/2011 to 12/31/2011         11.182620          10.328480        276,139.5305
01/01/2012 to 12/31/2012         10.328480          11.817735        207,406.2486
01/01/2013 to 12/31/2013         11.817735          15.001852        273,561.7110
01/01/2014 to 12/31/2014         15.001852          15.453049        266,296.4898
01/01/2015 to 12/31/2015         15.453049          14.842836        252,781.0477
01/01/2016 to 12/31/2016         14.842836          15.855187        194,316.7197
01/01/2017 to 12/31/2017         15.855187          19.106677        190,559.0510
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.997808           9.345566        284,787.3550
01/01/2012 to 12/31/2012          9.345566          10.360267        563,563.0554
01/01/2013 to 12/31/2013         10.360267          11.613593        780,687.3438
01/01/2014 to 12/31/2014         11.613593          12.481964        844,516.9319
01/01/2015 to 12/31/2015         12.481964          11.734676        532,165.5810
01/01/2016 to 12/31/2016         11.734676          12.464504        289,176.5423
01/01/2017 to 12/31/2017         12.464504          14.458372        116,476.8223
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.816338          11.566752        128,430.8310
01/01/2009 to 12/31/2009         11.566752          14.336602        134,187.6800
01/01/2010 to 12/31/2010         14.336602          16.849091        129,519.7572
01/01/2011 to 12/31/2011         16.849091          15.032126        133,374.9450
01/01/2012 to 12/31/2012         15.032126          17.383033        111,407.4049
01/01/2013 to 12/31/2013         17.383033          22.567656         96,653.9208
01/01/2014 to 12/31/2014         22.567656          22.500211         90,178.5484
01/01/2015 to 12/31/2015         22.500211          20.861784         81,096.0611
01/01/2016 to 12/31/2016         20.861784          26.840175         65,924.6068
01/01/2017 to 12/31/2017         26.840175          29.388304         59,017.1422
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         13.974426           6.090664         37,784.3397
01/01/2009 to 12/31/2009          6.090664          10.086302         54,450.4100
01/01/2010 to 12/31/2010         10.086302          12.225625         78,659.9841
01/01/2011 to 12/31/2011         12.225625           9.742423         80,238.6192
01/01/2012 to 12/31/2012          9.742423          11.352861         83,820.0858
01/01/2013 to 12/31/2013         11.352861          10.573731        108,734.0835
01/01/2014 to 12/31/2014         10.573731           9.688440        101,393.1515
01/01/2015 to 12/31/2015          9.688440           8.184746         73,664.4063
01/01/2016 to 12/31/2016          8.184746           8.945468         71,134.9677
01/01/2017 to 12/31/2017          8.945468          11.252948         53,550.9815
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997261          10.181299          3,793.4316
01/01/2011 to 12/31/2011         10.181299          10.180537         10,576.2109
01/01/2012 to 12/31/2012         10.180537          10.709371          7,230.9818
01/01/2013 to 12/31/2013         10.709371          10.900011         17,544.4135
01/01/2014 to 12/31/2014         10.900011          10.762818         17,546.7448
01/01/2015 to 12/31/2015         10.762818          10.461598         19,754.5667
01/01/2016 to 12/31/2016         10.461598          11.204928         17,886.5405
01/01/2017 to 12/31/2017         11.204928          11.387563          6,797.0771
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987262           9.727420          4,883.0690
01/01/2012 to 12/31/2012          9.727420           9.953100         10,209.3404
01/01/2013 to 12/31/2013          9.953100           9.869255         53,669.6514
01/01/2014 to 12/31/2014          9.869255           9.776157        100,474.4944
01/01/2015 to 12/31/2015          9.776157           9.522921         53,905.6843
01/01/2016 to 12/31/2016          9.522921           9.626843         35,516.3017
01/01/2017 to 12/31/2017          9.626843           9.562397         33,105.1942
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009           9.997808          10.853388         4,821.5400
01/01/2010 to 12/31/2010          10.853388          12.079303        10,677.2584
01/01/2011 to 12/31/2011          12.079303          11.801459         7,895.0022
01/01/2012 to 12/31/2012          11.801459          13.219191         9,652.1605
01/01/2013 to 12/31/2013          13.219191          13.091853        10,393.8486
01/01/2014 to 12/31/2014          13.091853          12.978963         5,906.7789
01/01/2015 to 12/31/2015          12.978963          12.192703         5,195.9419
01/01/2016 to 12/31/2016          12.192703          12.055800         3,432.4304
01/01/2017 to 12/31/2017          12.055800          11.834248         3,679.9993
--------------------------        ---------          ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          15.946665           9.116180        38,920.6444
01/01/2009 to 12/31/2009           9.116180          12.039424        41,294.7600
01/01/2010 to 12/31/2010          12.039424          13.701994        37,259.0097
01/01/2011 to 12/31/2011          13.701994          12.680858        35,393.5635
01/01/2012 to 12/31/2012          12.680858          15.658693        33,692.3080
01/01/2013 to 12/31/2013          15.658693          15.892811        32,414.9400
01/01/2014 to 12/31/2014          15.892811          17.644963        33,747.7631
01/01/2015 to 12/31/2015          17.644963          17.053132        33,392.7808
01/01/2016 to 12/31/2016          17.053132          16.861610        27,870.6364
01/01/2017 to 12/31/2017          16.861610          18.304718        22,059.7551
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.558515           4.515188       130,349.2558
01/01/2009 to 12/31/2009           4.515188           5.884585       125,861.2100
01/01/2010 to 12/31/2010           5.884585           7.140208       135,747.3780
01/01/2011 to 12/31/2011           7.140208           7.226401       190,114.8307
01/01/2012 to 12/31/2012           7.226401           8.393408       156,684.9983
01/01/2013 to 12/31/2013           8.393408          11.979081       130,426.6853
01/01/2014 to 12/31/2014          11.979081          13.960289       146,816.5323
01/01/2015 to 12/31/2015          13.960289          13.131460       133,975.8831
01/01/2016 to 12/31/2016          13.131460          13.216452       125,053.6972
01/01/2017 to 12/31/2017          13.216452          15.340402       118,392.3353
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         127.711374         130.815922         1,512.3034
01/01/2011 to 12/31/2011         130.815922         118.555404         1,862.4532
01/01/2012 to 12/31/2012         118.555404         142.358799         1,492.4796
01/01/2013 to 12/31/2013         142.358799         179.708439         2,138.3879
01/01/2014 to 04/25/2014         179.708439         186.778347             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.227481           4.549288        40,824.3472
01/01/2009 to 12/31/2009           4.549288           6.152354        54,602.3800
01/01/2010 to 12/31/2010           6.152354           6.472926        52,204.2008
01/01/2011 to 04/29/2011           6.472926           6.869278             0.0000
--------------------------       ----------         ----------       ------------


                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.072869           9.443707           54,331.6698
01/01/2009 to 12/31/2009          9.443707          12.246885           42,702.6600
01/01/2010 to 12/31/2010         12.246885          14.913554           46,150.8207
01/01/2011 to 12/31/2011         14.913554          13.698773           50,527.5531
01/01/2012 to 12/31/2012         13.698773          15.858708           46,189.3230
01/01/2013 to 12/31/2013         15.858708          20.620246           51,137.5401
01/01/2014 to 12/31/2014         20.620246          22.885769           45,476.6088
01/01/2015 to 12/31/2015         22.885769          20.386935           39,364.7900
01/01/2016 to 12/31/2016         20.386935          22.617726           23,888.7328
01/01/2017 to 12/31/2017         22.617726          24.563414           24,373.4660
--------------------------       ---------          ---------           -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.782294          10.882531          151,280.2045
01/01/2009 to 12/31/2009         10.882531          16.540552          144,039.2000
01/01/2010 to 12/31/2010         16.540552          18.875459          156,050.7444
01/01/2011 to 12/31/2011         18.875459          15.864627          153,377.0704
01/01/2012 to 12/31/2012         15.864627          20.097464          137,552.7367
01/01/2013 to 12/31/2013         20.097464          25.706033          112,691.2592
01/01/2014 to 12/31/2014         25.706033          23.738048          110,531.8797
01/01/2015 to 12/31/2015         23.738048          22.215731          102,835.1288
01/01/2016 to 12/31/2016         22.215731          23.556598           93,462.0023
01/01/2017 to 12/31/2017         23.556598          30.117934           83,039.8830
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010614           1.043676        2,243,297.9862
01/01/2013 to 12/31/2013          1.043676           1.042049        1,905,815.7454
01/01/2014 to 12/31/2014          1.042049           1.078417        1,664,989.3706
01/01/2015 to 12/31/2015          1.078417           1.012611        1,354,705.9571
01/01/2016 to 12/31/2016          1.012611           1.108857          687,356.0596
01/01/2017 to 12/31/2017          1.108857           1.195662          422,420.3829
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.343390           7.125230           41,416.2311
01/01/2009 to 12/31/2009          7.125230           8.839953           39,545.5900
01/01/2010 to 12/31/2010          8.839953           9.952079           49,382.0036
01/01/2011 to 12/31/2011          9.952079           9.610722           54,737.5422
01/01/2012 to 12/31/2012          9.610722          11.155811           44,942.9357
01/01/2013 to 12/31/2013         11.155811          14.804724           49,833.2488
01/01/2014 to 12/31/2014         14.804724          15.862918           55,328.1462
01/01/2015 to 12/31/2015         15.862918          14.620346           38,673.7658
01/01/2016 to 12/31/2016         14.620346          16.809802           27,053.7408
01/01/2017 to 12/31/2017         16.809802          19.447348           25,879.7912
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.443604           9.274377           99,491.8696
01/01/2009 to 12/31/2009          9.274377          12.165200           98,191.3600
01/01/2010 to 12/31/2010         12.165200          15.046688           92,378.2972
01/01/2011 to 12/31/2011         15.046688          14.589864           86,408.4722
01/01/2012 to 12/31/2012         14.589864          16.906449           66,035.4277
01/01/2013 to 12/31/2013         16.906449          23.229758           67,340.8909
01/01/2014 to 12/31/2014         23.229758          24.571042           63,452.7423
01/01/2015 to 12/31/2015         24.571042          23.672670           52,488.1228
01/01/2016 to 12/31/2016         23.672670          25.857236           44,004.4188
01/01/2017 to 12/31/2017         25.857236          31.767641           38,911.5634
--------------------------       ---------          ---------        --------------


                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.900094          10.326787           53,061.3202
01/01/2014 to 12/31/2014         10.326787          10.637740           41,397.6585
01/01/2015 to 12/31/2015         10.637740          10.477454           44,730.0713
01/01/2016 to 12/31/2016         10.477454          10.499004           40,339.1820
01/01/2017 to 12/31/2017         10.499004          10.632497           31,177.7636
--------------------------       ---------          ---------           -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037806           8.915497           56,766.8101
01/01/2009 to 12/31/2009          8.915497           9.798318           66,101.5200
01/01/2010 to 12/31/2010          9.798318          10.190266          100,124.0962
01/01/2011 to 12/31/2011         10.190266          10.567275           62,591.7901
01/01/2012 to 12/31/2012         10.567275          10.866096           56,309.3620
01/01/2013 to 04/26/2013         10.866096          10.837429                0.0000
--------------------------       ---------          ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012668           1.045714        1,068,439.8878
01/01/2013 to 12/31/2013          1.045714           1.137625        1,492,659.2755
01/01/2014 to 12/31/2014          1.137625           1.192885        1,504,121.7550
01/01/2015 to 12/31/2015          1.192885           1.179720        1,155,114.4562
01/01/2016 to 12/31/2016          1.179720           1.189930          148,770.6369
01/01/2017 to 12/31/2017          1.189930           1.360731           23,251.4158
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.904282           7.682330           30,126.3488
01/01/2009 to 12/31/2009          7.682330          10.603918           35,790.7300
01/01/2010 to 12/31/2010         10.603918          12.682146           43,899.1197
01/01/2011 to 12/31/2011         12.682146          12.247188           43,786.7873
01/01/2012 to 12/31/2012         12.247188          14.035860           48,879.7881
01/01/2013 to 12/31/2013         14.035860          16.114477           37,347.8494
01/01/2014 to 12/31/2014         16.114477          16.343034           31,146.8281
01/01/2015 to 12/31/2015         16.343034          16.216073           12,870.0107
01/01/2016 to 12/31/2016         16.216073          16.654313           18,718.5498
01/01/2017 to 12/31/2017         16.654313          20.075343           18,678.9549
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076581           1.121167          210,186.3422
01/01/2014 to 12/31/2014          1.121167           1.200742          210,510.6459
01/01/2015 to 12/31/2015          1.200742           1.162701          216,259.2299
01/01/2016 to 12/31/2016          1.162701           1.189386          205,643.9244
01/01/2017 to 12/31/2017          1.189386           1.347123           25,854.4987
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.234173           9.735436          133,416.6535
01/01/2009 to 12/31/2009          9.735436          12.554887          136,525.9800
01/01/2010 to 12/31/2010         12.554887          13.709977          151,784.9353
01/01/2011 to 12/31/2011         13.709977          11.999062          155,818.0446
01/01/2012 to 12/31/2012         11.999062          13.725179          140,309.4254
01/01/2013 to 12/31/2013         13.725179          16.044248          123,705.2784
01/01/2014 to 12/31/2014         16.044248          14.633569          120,795.1618
01/01/2015 to 12/31/2015         14.633569          14.089329          116,331.5925
01/01/2016 to 12/31/2016         14.089329          13.689444          104,289.0759
01/01/2017 to 12/31/2017         13.689444          17.197350           93,716.5525
--------------------------       ---------          ---------        --------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999726           1.031307              0.0000
01/01/2015 to 12/31/2015          1.031307           0.955516          2,239.2837
01/01/2016 to 12/31/2016          0.955516           1.040778         69,411.1173
01/01/2017 to 12/31/2017          1.040778           1.148754          2,784.8872
--------------------------        --------           --------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.794665          10.764035        144,764.2939
01/01/2009 to 12/31/2009         10.764035          12.455274        180,260.6900
01/01/2010 to 12/31/2010         12.455274          13.156218        235,321.1390
01/01/2011 to 12/31/2011         13.156218          14.333217        210,296.9444
01/01/2012 to 12/31/2012         14.333217          15.330776        194,274.1368
01/01/2013 to 12/31/2013         15.330776          13.633363        182,431.8355
01/01/2014 to 12/31/2014         13.633363          13.750023        161,191.5754
01/01/2015 to 12/31/2015         13.750023          13.058558        141,691.2399
01/01/2016 to 12/31/2016         13.058558          13.437930        124,568.2504
01/01/2017 to 12/31/2017         13.437930          13.629351        112,295.4763
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.823035          12.619976        253,190.4448
01/01/2009 to 12/31/2009         12.619976          14.600343        362,413.6700
01/01/2010 to 12/31/2010         14.600343          15.480609        432,545.0303
01/01/2011 to 12/31/2011         15.480609          15.655875        435,941.5562
01/01/2012 to 12/31/2012         15.655875          16.766859        514,514.9173
01/01/2013 to 12/31/2013         16.766859          16.120048        407,703.7799
01/01/2014 to 12/31/2014         16.120048          16.463206        293,402.2909
01/01/2015 to 12/31/2015         16.463206          16.138017        286,094.5284
01/01/2016 to 12/31/2016         16.138017          16.231292        221,233.1801
01/01/2017 to 12/31/2017         16.231292          16.626854        215,894.6064
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997808          10.712070         42,077.9559
01/01/2012 to 12/31/2012         10.712070          10.829490        210,786.9573
01/01/2013 to 12/31/2013         10.829490          10.135290         70,926.4617
01/01/2014 to 12/31/2014         10.135290          10.685330         81,080.9306
01/01/2015 to 12/31/2015         10.685330          10.518788         27,351.6464
01/01/2016 to 12/31/2016         10.518788          10.446326          7,933.0756
01/01/2017 to 12/31/2017         10.446326          10.506265          2,077.4023
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214422          10.708064          6,590.1681
01/01/2014 to 12/31/2014         10.708064          11.402998         16,350.7947
01/01/2015 to 12/31/2015         11.402998          11.037322         35,191.2950
01/01/2016 to 12/31/2016         11.037322          11.312749         30,165.4224
01/01/2017 to 12/31/2017         11.312749          12.915986         27,174.1849
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010646           1.063752        249,997.5196
01/01/2013 to 12/31/2013          1.063752           1.148116        447,933.8355
01/01/2014 to 12/31/2014          1.148116           1.212477        459,622.2485
01/01/2015 to 12/31/2015          1.212477           1.178020        608,564.7109
01/01/2016 to 12/31/2016          1.178020           1.219972        434,381.0831
01/01/2017 to 12/31/2017          1.219972           1.366846        232,739.6569
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.249570           8.405373              0.0000
01/01/2009 to 12/31/2009          8.405373          10.289380         60,673.8100
01/01/2010 to 12/31/2010         10.289380          11.320128         91,350.0093
01/01/2011 to 12/31/2011         11.320128          11.214183        142,129.8846
01/01/2012 to 12/31/2012         11.214183          12.402856        142,936.0373
01/01/2013 to 12/31/2013         12.402856          13.729403        113,842.0382
01/01/2014 to 12/31/2014         13.729403          14.239676        142,399.0612
01/01/2015 to 12/31/2015         14.239676          13.683672        135,433.2533
01/01/2016 to 12/31/2016         13.683672          14.188541        112,267.0133
01/01/2017 to 12/31/2017         14.188541          16.114228        113,583.7396
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.638337           7.706026              0.0000
01/01/2009 to 12/31/2009          7.706026           9.751421         43,716.3600
01/01/2010 to 12/31/2010          9.751421          10.911342         50,836.9072
01/01/2011 to 12/31/2011         10.911342          10.467993         78,206.6207
01/01/2012 to 12/31/2012         10.467993          11.801962         68,920.0507
01/01/2013 to 12/31/2013         11.801962          13.658977         41,348.6574
01/01/2014 to 12/31/2014         13.658977          14.108671         41,213.9983
01/01/2015 to 12/31/2015         14.108671          13.509671         55,051.4476
01/01/2016 to 12/31/2016         13.509671          14.153182         37,483.9769
01/01/2017 to 12/31/2017         14.153182          16.598046         38,562.6387
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         55.773897          34.804809         79,030.1420
01/01/2009 to 12/31/2009         34.804809          40.390398         74,574.7800
01/01/2010 to 12/31/2010         40.390398          46.329072         71,858.8409
01/01/2011 to 12/31/2011         46.329072          43.592251         66,198.4369
01/01/2012 to 12/31/2012         43.592251          50.405995         56,179.8070
01/01/2013 to 12/31/2013         50.405995          66.096200         51,489.0908
01/01/2014 to 12/31/2014         66.096200          73.391587         47,505.3358
01/01/2015 to 12/31/2015         73.391587          69.358545         48,382.4819
01/01/2016 to 12/31/2016         69.358545          78.824746         40,328.0274
01/01/2017 to 12/31/2017         78.824746          90.364239         37,777.3020
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.398020           5.549820        177,225.2755
01/01/2009 to 12/31/2009          5.549820           7.913590        184,629.9700
01/01/2010 to 12/31/2010          7.913590           9.904407        168,014.2284
01/01/2011 to 12/31/2011          9.904407           9.548701        174,661.9512
01/01/2012 to 12/31/2012          9.548701          10.639199        143,972.8208
01/01/2013 to 12/31/2013         10.639199          14.243294        125,542.0092
01/01/2014 to 12/31/2014         14.243294          15.744764        109,976.9307
01/01/2015 to 12/31/2015         15.744764          16.462923        109,706.1245
01/01/2016 to 12/31/2016         16.462923          17.139966         91,454.5002
01/01/2017 to 12/31/2017         17.139966          20.958873         72,778.0844
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         23.619889          15.498935          8,802.5422
01/01/2009 to 12/31/2009         15.498935          19.223124         12,693.9900
01/01/2010 to 12/31/2010         19.223124          23.652908         11,498.9214
01/01/2011 to 12/31/2011         23.652908          22.328001         11,002.8978
01/01/2012 to 12/31/2012         22.328001          25.099946          8,603.8315
01/01/2013 to 12/31/2013         25.099946          32.059103          5,221.9113
01/01/2014 to 12/31/2014         32.059103          34.454617          4,901.7178
01/01/2015 to 12/31/2015         34.454617          30.739029          5,996.3463
01/01/2016 to 12/31/2016         30.739029          34.801823          4,915.7871
01/01/2017 to 12/31/2017         34.801823          37.347005          6,546.8669
--------------------------       ---------          ---------        ------------


                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.884348           9.710339           70,430.6812
01/01/2014 to 12/31/2014          9.710339           9.199817           65,734.3324
01/01/2015 to 12/31/2015          9.199817           8.821930           59,381.0833
01/01/2016 to 12/31/2016          8.821930           9.084006           49,796.6989
01/01/2017 to 12/31/2017          9.084006          12.011522           48,537.4247
--------------------------        --------          ---------           -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087803           6.029928           53,911.7100
01/01/2009 to 12/31/2009          6.029928           8.425916          117,607.7100
01/01/2010 to 12/31/2010          8.425916           8.828474          132,072.7578
01/01/2011 to 12/31/2011          8.828474           7.417695          124,218.1825
01/01/2012 to 12/31/2012          7.417695           8.538152          100,942.2422
01/01/2013 to 04/26/2013          8.538152           8.838384                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.321710          10.379732          661,601.2020
01/01/2009 to 12/31/2009         10.379732          10.199956          558,363.9400
01/01/2010 to 12/31/2010         10.199956           9.997974          425,523.4447
01/01/2011 to 12/31/2011          9.997974           9.800529          353,661.5697
01/01/2012 to 12/31/2012          9.800529           9.605404          256,780.3561
01/01/2013 to 12/31/2013          9.605404           9.415196          306,490.8556
01/01/2014 to 12/31/2014          9.415196           9.228755          227,144.6102
01/01/2015 to 12/31/2015          9.228755           9.046005          185,756.7374
01/01/2016 to 12/31/2016          9.046005           8.876818          197,434.3981
01/01/2017 to 12/31/2017          8.876818           8.756739          215,143.3986
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.212265          13.419411            7,448.7575
01/01/2015 to 12/31/2015         13.419411          13.076654            7,340.6520
01/01/2016 to 12/31/2016         13.076654          13.398381          114,255.0471
01/01/2017 to 12/31/2017         13.398381          14.044290           37,284.7753
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.436295           8.894345        1,002,444.2268
01/01/2009 to 12/31/2009          8.894345          10.715424          940,211.8000
01/01/2010 to 12/31/2010         10.715424          11.648442          941,145.4780
01/01/2011 to 12/31/2011         11.648442          11.621002          790,999.0512
01/01/2012 to 12/31/2012         11.621002          12.632521          759,208.3008
01/01/2013 to 12/31/2013         12.632521          13.506656          619,030.6362
01/01/2014 to 04/25/2014         13.506656          13.592058                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.925566           8.600426        1,331,305.0002
01/01/2009 to 12/31/2009          8.600426          10.629271        1,095,199.6400
01/01/2010 to 12/31/2010         10.629271          11.710789        1,183,275.8135
01/01/2011 to 12/31/2011         11.710789          11.465977        1,130,006.3195
01/01/2012 to 12/31/2012         11.465977          12.630638        1,000,943.8708
01/01/2013 to 12/31/2013         12.630638          14.141787          954,534.5793
01/01/2014 to 04/25/2014         14.141787          14.177574                0.0000
--------------------------       ---------          ---------        --------------


                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.785032          14.113353        1,383,079.3058
01/01/2015 to 12/31/2015         14.113353          13.685385        1,185,591.3806
01/01/2016 to 12/31/2016         13.685385          14.231049        1,077,601.9221
01/01/2017 to 12/31/2017         14.231049          15.434650        1,045,929.4395
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.305159           8.208898        2,723,682.5944
01/01/2009 to 12/31/2009          8.208898          10.326377        2,607,870.1700
01/01/2010 to 12/31/2010         10.326377          11.497127        2,575,068.1495
01/01/2011 to 12/31/2011         11.497127          11.078030        2,612,876.3300
01/01/2012 to 12/31/2012         11.078030          12.370158        2,410,681.6755
01/01/2013 to 12/31/2013         12.370158          14.479841        2,282,113.0024
01/01/2014 to 04/25/2014         14.479841          14.472797                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.176158          14.623774        2,280,380.2540
01/01/2015 to 12/31/2015         14.623774          14.152446        2,088,537.4734
01/01/2016 to 12/31/2016         14.152446          14.857881        1,858,030.3713
01/01/2017 to 12/31/2017         14.857881          16.710077        1,770,328.6245
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.952034           7.887466        2,913,163.1749
01/01/2009 to 12/31/2009          7.887466          10.058265        2,822,001.1100
01/01/2010 to 12/31/2010         10.058265          11.386377        2,748,952.8337
01/01/2011 to 12/31/2011         11.386377          10.729021        2,561,984.4133
01/01/2012 to 12/31/2012         10.729021          12.168568        2,321,679.1872
01/01/2013 to 12/31/2013         12.168568          15.018680        2,244,263.2526
01/01/2014 to 04/25/2014         15.018680          14.929731                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997808           7.004605           69,284.4158
01/01/2009 to 12/31/2009          7.004605           8.826238           54,142.1700
01/01/2010 to 12/31/2010          8.826238           9.520666           84,412.7661
01/01/2011 to 12/31/2011          9.520666           9.168219           96,298.1406
01/01/2012 to 12/31/2012          9.168219          10.434630          103,874.1022
01/01/2013 to 04/26/2013         10.434630          11.212040                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.150559          14.681590        2,224,901.3653
01/01/2015 to 12/31/2015         14.681590          14.146749        1,975,363.1287
01/01/2016 to 12/31/2016         14.146749          14.995487        1,740,728.3371
01/01/2017 to 12/31/2017         14.995487          17.516061        1,486,860.6909
--------------------------       ---------          ---------        --------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.948596           8.420158        186,473.1912
01/01/2009 to 12/31/2009          8.420158          11.653666        180,494.6100
01/01/2010 to 12/31/2010         11.653666          13.109090        169,034.3496
01/01/2011 to 12/31/2011         13.109090          13.684065        151,523.0440
01/01/2012 to 12/31/2012         13.684065          14.964991        133,137.8532
01/01/2013 to 12/31/2013         14.964991          20.024233        118,299.9315
01/01/2014 to 12/31/2014         20.024233          19.956237        107,556.2823
01/01/2015 to 12/31/2015         19.956237          17.670441         96,547.4740
01/01/2016 to 12/31/2016         17.670441          21.244050         81,999.4736
01/01/2017 to 12/31/2017         21.244050          23.435877         73,417.5230
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.063937          10.125586              0.0000
01/01/2009 to 12/31/2009         10.125586          14.164750         10,908.6600
01/01/2010 to 12/31/2010         14.164750          17.020935         12,461.2345
01/01/2011 to 12/31/2011         17.020935          13.972768         18,798.5969
01/01/2012 to 12/31/2012         13.972768          16.146662         18,416.5797
01/01/2013 to 12/31/2013         16.146662          20.195652         20,278.2165
01/01/2014 to 12/31/2014         20.195652          18.470447         19,196.9360
01/01/2015 to 12/31/2015         18.470447          19.146637         16,539.5743
01/01/2016 to 12/31/2016         19.146637          19.861002         15,673.8717
01/01/2017 to 12/31/2017         19.861002          25.396632         20,318.2070
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.165710          21.457889          8,450.5416
01/01/2017 to 12/31/2017         21.457889          24.990651          3,454.0511
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
05/04/2009 to 12/31/2009         12.225970          14.929413          1,056.5700
01/01/2010 to 12/31/2010         14.929413          16.965327          2,435.5004
01/01/2011 to 12/31/2011         16.965327          15.819821          5,343.8534
01/01/2012 to 12/31/2012         15.819821          17.113970          5,570.5964
01/01/2013 to 12/31/2013         17.113970          22.262962          5,475.5562
01/01/2014 to 12/31/2014         22.262962          24.207638          4,767.2722
01/01/2015 to 12/31/2015         24.207638          23.668803          2,520.5119
01/01/2016 to 04/29/2016         23.668803          23.769663              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.465062           8.583353        248,704.4892
01/01/2009 to 12/31/2009          8.583353          11.091179        250,261.0900
01/01/2010 to 12/31/2010         11.091179          12.156371        250,169.8602
01/01/2011 to 12/31/2011         12.156371          11.418134        237,947.2766
01/01/2012 to 12/31/2012         11.418134          12.612316        225,327.0336
01/01/2013 to 12/31/2013         12.612316          16.507681        187,910.8734
01/01/2014 to 12/31/2014         16.507681          17.871146        158,952.0269
01/01/2015 to 12/31/2015         17.871146          17.914314        140,812.4893
01/01/2016 to 12/31/2016         17.914314          18.815512        119,508.1886
01/01/2017 to 12/31/2017         18.815512          21.933618        108,457.8576
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.231304          16.896737         41,006.0062
01/01/2014 to 12/31/2014         16.896737          18.363440         33,979.0747
01/01/2015 to 12/31/2015         18.363440          18.468554         27,468.1934
01/01/2016 to 12/31/2016         18.468554          19.036542         25,475.8401
01/01/2017 to 12/31/2017         19.036542          23.313826         23,590.4933
--------------------------       ---------          ---------         -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.288651           7.747284         50,235.1885
01/01/2009 to 12/31/2009          7.747284          11.175558         50,023.5500
01/01/2010 to 12/31/2010         11.175558          13.930018         39,112.9336
01/01/2011 to 12/31/2011         13.930018          12.635321         44,498.0392
01/01/2012 to 12/31/2012         12.635321          13.129269         40,276.2735
01/01/2013 to 04/26/2013         13.129269          14.140083              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.592692           7.831644        114,056.1255
01/01/2009 to 12/31/2009          7.831644          10.713698        112,514.9900
01/01/2010 to 12/31/2010         10.713698          11.689801        119,090.6957
01/01/2011 to 12/31/2011         11.689801          11.484204        117,693.8871
01/01/2012 to 12/31/2012         11.484204          13.006730        232,756.1783
01/01/2013 to 12/31/2013         13.006730          17.432343        195,695.2140
01/01/2014 to 12/31/2014         17.432343          18.581147        170,947.1734
01/01/2015 to 12/31/2015         18.581147          20.132816        155,500.8720
01/01/2016 to 12/31/2016         20.132816          19.708546        133,446.3067
01/01/2017 to 12/31/2017         19.708546          26.465575        114,607.5705
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.973841           5.688793         15,317.1846
01/01/2009 to 12/31/2009          5.688793           6.872659          5,337.5500
01/01/2010 to 12/31/2010          6.872659           7.773042         12,517.0195
01/01/2011 to 12/31/2011          7.773042           7.326859         12,919.3311
01/01/2012 to 12/31/2012          7.326859           8.091096         13,112.3347
01/01/2013 to 04/26/2013          8.091096           8.678653              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.929508           5.261155        297,576.6303
01/01/2009 to 12/31/2009          5.261155           7.410726        251,815.2400
01/01/2010 to 12/31/2010          7.410726           7.946640        231,153.5471
01/01/2011 to 12/31/2011          7.946640           7.682062        211,021.0626
01/01/2012 to 04/27/2012          7.682062           8.625430              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.537644          13.957331            977.4200
01/01/2010 to 12/31/2010         13.957331          14.454054         15,670.5724
01/01/2011 to 12/31/2011         14.454054          15.181713         21,551.0934
01/01/2012 to 12/31/2012         15.181713          15.412671         26,156.9501
01/01/2013 to 12/31/2013         15.412671          14.719144         45,947.8038
01/01/2014 to 12/31/2014         14.719144          15.215418         50,125.8692
01/01/2015 to 12/31/2015         15.215418          14.905720         21,732.0985
01/01/2016 to 12/31/2016         14.905720          14.915416         27,432.1086
01/01/2017 to 12/31/2017         14.915416          15.050373         14,753.4603
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/01/2009 to 12/31/2009         10.100207          13.046762              0.0000
01/01/2010 to 12/31/2010         13.046762          16.103205          4,188.4807
01/01/2011 to 12/31/2011         16.103205          15.431453          8,737.9989
01/01/2012 to 12/31/2012         15.431453          17.735810          9,103.6799
01/01/2013 to 12/31/2013         17.735810          23.078772         11,428.6787
01/01/2014 to 12/31/2014         23.078772          24.705760         16,055.4973
01/01/2015 to 12/31/2015         24.705760          23.568130         13,133.9490
01/01/2016 to 12/31/2016         23.568130          27.740938         16,462.9163
01/01/2017 to 12/31/2017         27.740938          31.436176         12,769.3340
--------------------------       ---------          ---------         -----------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.665085          11.122151         12,130.2300
01/01/2010 to 12/31/2010         11.122151          11.748533         12,325.8881
01/01/2011 to 12/31/2011         11.748533          10.059120         13,837.1629
01/01/2012 to 12/31/2012         10.059120          11.627628         41,795.9400
01/01/2013 to 12/31/2013         11.627628          13.840718         63,686.4443
01/01/2014 to 12/31/2014         13.840718          12.707763         84,447.8878
01/01/2015 to 12/31/2015         12.707763          12.292815         70,249.5635
01/01/2016 to 12/31/2016         12.292815          12.166117         71,603.9066
01/01/2017 to 12/31/2017         12.166117          14.853060         62,837.2301
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.741240          13.168600            399.3500
01/01/2010 to 12/31/2010         13.168600          16.334612          1,630.8224
01/01/2011 to 12/31/2011         16.334612          15.318802          6,962.3082
01/01/2012 to 12/31/2012         15.318802          17.407992         19,470.1013
01/01/2013 to 12/31/2013         17.407992          23.568232         18,144.2558
01/01/2014 to 12/31/2014         23.568232          24.194236         22,161.1642
01/01/2015 to 12/31/2015         24.194236          22.639276         25,107.7575
01/01/2016 to 12/31/2016         22.639276          26.834643         20,658.8388
01/01/2017 to 12/31/2017         26.834643          30.066072         20,560.1592
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.251129           8.148526        119,904.7574
01/01/2009 to 12/31/2009          8.148526          10.057496        145,216.9700
01/01/2010 to 12/31/2010         10.057496          11.287000        116,583.8932
01/01/2011 to 12/31/2011         11.287000          11.244884        138,809.6956
01/01/2012 to 12/31/2012         11.244884          12.721523        127,440.0432
01/01/2013 to 12/31/2013         12.721523          16.422447         98,374.5096
01/01/2014 to 12/31/2014         16.422447          18.205823        111,842.4120
01/01/2015 to 12/31/2015         18.205823          18.008300        105,245.4968
01/01/2016 to 12/31/2016         18.008300          19.660973        102,692.5210
01/01/2017 to 12/31/2017         19.660973          23.364827         89,680.7771
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.292937          20.124260         16,227.7905
01/01/2014 to 12/31/2014         20.124260          21.809215         14,860.6160
01/01/2015 to 12/31/2015         21.809215          21.299429         12,708.7980
01/01/2016 to 12/31/2016         21.299429          23.820530         12,825.8254
01/01/2017 to 12/31/2017         23.820530          27.455727         10,324.5967
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.997808           6.572875          6,411.4093
01/01/2009 to 12/31/2009          6.572875           8.045953         36,135.9900
01/01/2010 to 12/31/2010          8.045953           8.756087         59,357.9423
01/01/2011 to 12/31/2011          8.756087           8.536112         46,435.1987
01/01/2012 to 12/31/2012          8.536112           9.530503         42,994.9385
01/01/2013 to 04/26/2013          9.530503          10.419926              0.0000
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.399773          19.153339         35,689.0966
01/01/2014 to 12/31/2014         19.153339          18.717626         33,947.8162
01/01/2015 to 12/31/2015         18.717626          18.416698         32,163.7668
01/01/2016 to 12/31/2016         18.416698          21.372618         31,119.9444
01/01/2017 to 12/31/2017         21.372618          24.195479         26,011.4351
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.107798           9.136124         57,513.2442
01/01/2009 to 12/31/2009          9.136124          12.247304         51,133.7400
01/01/2010 to 12/31/2010         12.247304          14.749193         47,332.7556
01/01/2011 to 12/31/2011         14.749193          13.694886         44,521.2935
01/01/2012 to 12/31/2012         13.694886          14.131751         42,520.8527
01/01/2013 to 04/26/2013         14.131751          15.293514              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.659429           8.374812        116,665.5273
01/01/2014 to 12/31/2014          8.374812           8.933499        121,015.8009
01/01/2015 to 12/31/2015          8.933499           9.677157        113,096.2770
01/01/2016 to 12/31/2016          9.677157           9.630836         96,258.4023
01/01/2017 to 12/31/2017          9.630836          12.601154         96,244.8971
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.159452           3.353429        166,340.0533
01/01/2009 to 12/31/2009          3.353429           5.225583        209,434.8700
01/01/2010 to 12/31/2010          5.225583           6.540548        206,402.1249
01/01/2011 to 12/31/2011          6.540548           5.776871        192,681.6665
01/01/2012 to 12/31/2012          5.776871           6.348021        140,800.0173
01/01/2013 to 04/26/2013          6.348021           6.625610              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.591951          14.683617            460.3700
01/01/2010 to 12/31/2010         14.683617          18.570599         16,975.7418
01/01/2011 to 12/31/2011         18.570599          15.168094         18,289.6148
01/01/2012 to 12/31/2012         15.168094          15.249441         18,738.2775
01/01/2013 to 12/31/2013         15.249441          16.555054         16,740.3359
01/01/2014 to 12/31/2014         16.555054          13.172463         12,544.0244
01/01/2015 to 12/31/2015         13.172463           8.681792         16,948.4068
01/01/2016 to 12/31/2016          8.681792          12.232179         16,279.4266
01/01/2017 to 12/31/2017         12.232179          11.901800         13,376.3075
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.359651          27.232199         67,476.8499
01/01/2017 to 12/31/2017         27.232199          28.812009         63,696.3165
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.705553          14.923321        119,269.1848
01/01/2009 to 12/31/2009         14.923321          20.007071        106,987.3000
01/01/2010 to 12/31/2010         20.007071          22.153767        109,223.7754
01/01/2011 to 12/31/2011         22.153767          22.684442         94,769.6247
01/01/2012 to 12/31/2012         22.684442          25.111551        105,701.3871
01/01/2013 to 12/31/2013         25.111551          26.578323         95,399.7473
01/01/2014 to 12/31/2014         26.578323          27.310111         91,365.8732
01/01/2015 to 12/31/2015         27.310111          26.187211         75,881.7689
01/01/2016 to 04/29/2016         26.187211          26.929963              0.0000
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      26.897886          27.812591             1,925.5391
01/01/2017 to 12/31/2017      27.812591          29.440469               500.8197
--------------------------    ---------          ---------             ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.691517          12.231830             6,413.8273
01/01/2011 to 12/31/2011      12.231830          12.404789             7,808.6825
01/01/2012 to 12/31/2012      12.404789          13.550610            11,158.6736
01/01/2013 to 12/31/2013      13.550610          13.469683            11,751.9006
01/01/2014 to 12/31/2014      13.469683          13.789535             8,249.4810
01/01/2015 to 12/31/2015      13.789535          13.319489             5,805.4479
01/01/2016 to 04/29/2016      13.319489          13.622882                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      15.333285          14.948873             6,339.9968
01/01/2009 to 12/31/2009      14.948873          15.250768             4,550.1800
01/01/2010 to 12/31/2010      15.250768          15.769877            26,480.7476
01/01/2011 to 12/31/2011      15.769877          16.272444            26,629.4090
01/01/2012 to 12/31/2012      16.272444          16.434607            22,200.0728
01/01/2013 to 12/31/2013      16.434607          15.963339            17,537.0111
01/01/2014 to 12/31/2014      15.963339          16.046265            17,497.0331
01/01/2015 to 12/31/2015      16.046265          15.776812            16,698.1632
01/01/2016 to 12/31/2016      15.776812          15.622346            16,142.1959
01/01/2017 to 12/31/2017      15.622346          15.570494             3,555.3319

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997699           9.690198           79,318.1445
01/01/2012 to 12/31/2012          9.690198          10.444693          106,892.7932
01/01/2013 to 12/31/2013         10.444693          11.367647           30,374.1912
01/01/2014 to 12/31/2014         11.367647          11.949379           30,200.5251
01/01/2015 to 12/31/2015         11.949379          11.768823           30,283.0570
01/01/2016 to 12/31/2016         11.768823          11.938678           29,258.6683
01/01/2017 to 12/31/2017         11.938678          13.283440            4,843.2125
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996755           1.035393                0.0000
01/01/2015 to 12/31/2015          1.035393           1.003902                0.0000
01/01/2016 to 12/31/2016          1.003902           1.002651                0.0000
01/01/2017 to 12/31/2017          1.002651           1.133949                0.0000
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007698           6.977907          182,899.9616
01/01/2009 to 12/31/2009          6.977907           8.836743          216,912.7700
01/01/2010 to 12/31/2010          8.836743           9.705506          423,804.4025
01/01/2011 to 12/31/2011          9.705506           9.302038          431,129.1721
01/01/2012 to 12/31/2012          9.302038          10.339948          260,695.5467
01/01/2013 to 12/31/2013         10.339948          12.001527          160,262.6838
01/01/2014 to 12/31/2014         12.001527          12.463023        1,126,244.0495
01/01/2015 to 12/31/2015         12.463023          12.117900          205,751.8586
01/01/2016 to 12/31/2016         12.117900          12.792815          136,763.6136
01/01/2017 to 12/31/2017         12.792815          14.639506          163,186.0803
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997699           6.329165          118,639.4339
01/01/2009 to 12/31/2009          6.329165           8.307311          189,854.5600
01/01/2010 to 12/31/2010          8.307311           9.231609           69,486.9137
01/01/2011 to 12/31/2011          9.231609           8.612281          125,319.3506
01/01/2012 to 12/31/2012          8.612281           9.794980          106,666.9802
01/01/2013 to 12/31/2013          9.794980          11.999741          101,726.0689
01/01/2014 to 12/31/2014         11.999741          12.500948           96,927.2614
01/01/2015 to 12/31/2015         12.500948          12.148623          111,482.1601
01/01/2016 to 12/31/2016         12.148623          12.961923          117,548.0517
01/01/2017 to 12/31/2017         12.961923          15.402915          112,873.2928
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987699           5.731901            3,371.4826
01/01/2009 to 12/31/2009          5.731901           7.795551           11,528.9200
01/01/2010 to 12/31/2010          7.795551           9.032619            8,997.8716
01/01/2011 to 12/31/2011          9.032619           8.438265           14,675.7223
01/01/2012 to 12/31/2012          8.438265           9.700646           13,363.1726
01/01/2013 to 12/31/2013          9.700646          12.328480           12,907.9408
01/01/2014 to 12/31/2014         12.328480          13.060226           21,060.1367
01/01/2015 to 12/31/2015         13.060226          13.618986           46,267.2611
01/01/2016 to 12/31/2016         13.618986          14.549476           45,694.4333
01/01/2017 to 12/31/2017         14.549476          18.223472           81,152.2465
--------------------------       ---------          ---------        --------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017698           7.648408        105,401.7683
01/01/2009 to 12/31/2009          7.648408           9.241758        215,740.3500
01/01/2010 to 12/31/2010          9.241758           9.946333        252,366.7128
01/01/2011 to 12/31/2011          9.946333           9.758710        148,406.4054
01/01/2012 to 12/31/2012          9.758710          10.590550        122,870.0553
01/01/2013 to 12/31/2013         10.590550          11.772645        142,225.3815
01/01/2014 to 12/31/2014         11.772645          12.230577        157,972.0390
01/01/2015 to 12/31/2015         12.230577          11.889444        111,237.9746
01/01/2016 to 12/31/2016         11.889444          12.458875         63,808.9429
01/01/2017 to 12/31/2017         12.458875          13.782497         71,254.8632
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011         10.341705          10.553323              0.0000
01/01/2012 to 12/31/2012         10.553323          11.423719         33,767.7030
01/01/2013 to 12/31/2013         11.423719          10.806938         33,284.7583
01/01/2014 to 12/31/2014         10.806938          11.005391         25,621.7556
01/01/2015 to 12/31/2015         11.005391           9.744938         27,594.3094
01/01/2016 to 12/31/2016          9.744938          10.397554         27,206.0395
01/01/2017 to 12/31/2017         10.397554          11.180168          4,748.1491
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997699           9.523469              0.0000
01/01/2012 to 12/31/2012          9.523469          10.176874         48,601.4066
01/01/2013 to 12/31/2013         10.176874          10.992694         59,159.7044
01/01/2014 to 12/31/2014         10.992694          11.401052         52,939.3912
01/01/2015 to 12/31/2015         11.401052          11.151963         53,749.1555
01/01/2016 to 12/31/2016         11.151963          11.404147         50,321.4375
01/01/2017 to 12/31/2017         11.404147          12.654080         23,816.5748
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.494717          11.536403              0.0000
01/01/2009 to 12/31/2009         11.536403          16.566636         73,667.1900
01/01/2010 to 12/31/2010         16.566636          18.781187         75,819.4537
01/01/2011 to 12/31/2011         18.781187          18.822943         82,334.5474
01/01/2012 to 12/31/2012         18.822943          21.478734         73,538.7017
01/01/2013 to 12/31/2013         21.478734          22.995450         41,131.9512
01/01/2014 to 12/31/2014         22.995450          23.259599         22,387.3208
01/01/2015 to 12/31/2015         23.259599          21.854392         21,012.3829
01/01/2016 to 12/31/2016         21.854392          24.391670         39,212.0462
01/01/2017 to 12/31/2017         24.391670          25.739648         33,576.7357
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.942275           7.500252        330,165.2777
01/01/2009 to 12/31/2009          7.500252           9.742045        332,579.9900
01/01/2010 to 12/31/2010          9.742045          11.113903        277,490.9430
01/01/2011 to 12/31/2011         11.113903          10.254766        257,189.9383
01/01/2012 to 12/31/2012         10.254766          11.721605        334,644.9807
01/01/2013 to 12/31/2013         11.721605          14.864957        354,908.6859
01/01/2014 to 12/31/2014         14.864957          15.296727        369,468.7939
01/01/2015 to 12/31/2015         15.296727          14.677993        356,384.7307
01/01/2016 to 12/31/2016         14.677993          15.663430        339,785.7285
01/01/2017 to 12/31/2017         15.663430          18.856794        324,397.2473
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.997699           9.339265              0.0000
01/01/2012 to 12/31/2012          9.339265          10.342882        153,980.3001
01/01/2013 to 12/31/2013         10.342882          11.582518        387,604.8400
01/01/2014 to 12/31/2014         11.582518          12.436122        626,866.5592
01/01/2015 to 12/31/2015         12.436122          11.679888        808,993.1631
01/01/2016 to 12/31/2016         11.679888          12.393911        721,847.2452
01/01/2017 to 12/31/2017         12.393911          14.362164        726,891.8957
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.721258          11.489798        106,350.0335
01/01/2009 to 12/31/2009         11.489798          14.226979         93,019.9300
01/01/2010 to 12/31/2010         14.226979          16.703561         77,773.9728
01/01/2011 to 12/31/2011         16.703561          14.887415         69,123.8656
01/01/2012 to 12/31/2012         14.887415          17.198398         66,880.3815
01/01/2013 to 12/31/2013         17.198398          22.305649         53,976.7504
01/01/2014 to 12/31/2014         22.305649          22.216749         49,869.3641
01/01/2015 to 12/31/2015         22.216749          20.578361         42,515.7570
01/01/2016 to 12/31/2016         20.578361          26.449082         36,555.4135
01/01/2017 to 12/31/2017         26.449082          28.931221         34,120.6359
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         13.951021           6.074342         44,075.5821
01/01/2009 to 12/31/2009          6.074342          10.049223         38,590.5400
01/01/2010 to 12/31/2010         10.049223          12.168527         19,100.6175
01/01/2011 to 12/31/2011         12.168527           9.687236         18,422.7584
01/01/2012 to 12/31/2012          9.687236          11.277211         17,035.1658
01/01/2013 to 12/31/2013         11.277211          10.492770         17,904.6125
01/01/2014 to 12/31/2014         10.492770           9.604639         18,164.7764
01/01/2015 to 12/31/2015          9.604639           8.105828         16,122.4295
01/01/2016 to 12/31/2016          8.105828           8.850363         18,240.0260
01/01/2017 to 12/31/2017          8.850363          11.122225         18,772.8209
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997124          10.174412          2,830.5267
01/01/2011 to 12/31/2011         10.174412          10.163508          8,141.3776
01/01/2012 to 12/31/2012         10.163508          10.680714          6,754.2015
01/01/2013 to 12/31/2013         10.680714          10.859979         17,712.6693
01/01/2014 to 12/31/2014         10.859979          10.712570         18,010.8046
01/01/2015 to 12/31/2015         10.712570          10.402346         17,423.8042
01/01/2016 to 12/31/2016         10.402346          11.130331         16,770.2877
01/01/2017 to 12/31/2017         11.130331          11.300475         16,113.4423
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987125           9.720837          2,570.9638
01/01/2012 to 12/31/2012          9.720837           9.936368          4,915.7701
01/01/2013 to 12/31/2013          9.936368           9.842815          7,171.6536
01/01/2014 to 12/31/2014          9.842815           9.740220         16,897.0606
01/01/2015 to 12/31/2015          9.740220           9.478429         15,769.1324
01/01/2016 to 12/31/2016          9.478429           9.572288         16,745.6795
01/01/2017 to 12/31/2017          9.572288           9.498729         15,429.9727
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009           9.997699          10.846108             0.0000
01/01/2010 to 12/31/2010          10.846108          12.059143             0.0000
01/01/2011 to 12/31/2011          12.059143          11.770014             0.0000
01/01/2012 to 12/31/2012          11.770014          13.170721             0.0000
01/01/2013 to 12/31/2013          13.170721          13.030810             0.0000
01/01/2014 to 12/31/2014          13.030810          12.905530             0.0000
01/01/2015 to 12/31/2015          12.905530          12.111592             0.0000
01/01/2016 to 12/31/2016          12.111592          11.963628             0.0000
01/01/2017 to 12/31/2017          11.963628          11.732061             0.0000
--------------------------        ---------          ---------             ------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          15.888249           9.073650        28,067.2144
01/01/2009 to 12/31/2009           9.073650          11.971272        25,604.1800
01/01/2010 to 12/31/2010          11.971272          13.610832        23,350.3024
01/01/2011 to 12/31/2011          13.610832          12.583917        20,679.9789
01/01/2012 to 12/31/2012          12.583917          15.523381        19,787.7422
01/01/2013 to 12/31/2013          15.523381          15.739722        19,852.5435
01/01/2014 to 12/31/2014          15.739722          17.457535        18,230.3979
01/01/2015 to 12/31/2015          17.457535          16.855119        15,560.4617
01/01/2016 to 12/31/2016          16.855119          16.649172        15,511.9071
01/01/2017 to 12/31/2017          16.649172          18.056087        14,485.5954
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.496290           4.473515       167,500.7923
01/01/2009 to 12/31/2009           4.473515           5.824444       146,853.0900
01/01/2010 to 12/31/2010           5.824444           7.060179       128,354.6485
01/01/2011 to 12/31/2011           7.060179           7.138276       120,779.9326
01/01/2012 to 12/31/2012           7.138276           8.282721        98,374.6371
01/01/2013 to 12/31/2013           8.282721          11.809305        83,817.3514
01/01/2014 to 12/31/2014          11.809305          13.748680        80,052.7954
01/01/2015 to 12/31/2015          13.748680          12.919478        77,748.8897
01/01/2016 to 12/31/2016          12.919478          12.990098        70,121.0526
01/01/2017 to 12/31/2017          12.990098          15.062651        68,693.6651
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         124.167538         127.101648         1,460.0283
01/01/2011 to 12/31/2011         127.101648         115.074290         2,119.9633
01/01/2012 to 12/31/2012         115.074290         138.039994           722.0146
01/01/2013 to 12/31/2013         138.039994         174.082427           416.5720
01/01/2014 to 04/25/2014         174.082427         180.874023             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.205338           4.534866        10,428.2854
01/01/2009 to 12/31/2009           4.534866           6.126717         7,037.2700
01/01/2010 to 12/31/2010           6.126717           6.439515         6,202.3516
01/01/2011 to 04/29/2011           6.439515           6.831593             0.0000
--------------------------       ----------         ----------       ------------


                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.017648           9.399653           48,252.2656
01/01/2009 to 12/31/2009          9.399653          12.177571           44,302.7000
01/01/2010 to 12/31/2010         12.177571          14.814344           38,597.1258
01/01/2011 to 12/31/2011         14.814344          13.594061           38,023.6515
01/01/2012 to 12/31/2012         13.594061          15.721675           35,608.4006
01/01/2013 to 12/31/2013         15.721675          20.421648           29,331.5016
01/01/2014 to 12/31/2014         20.421648          22.642696           25,933.4449
01/01/2015 to 12/31/2015         22.642696          20.150222           20,593.7743
01/01/2016 to 12/31/2016         20.150222          22.332768           18,841.3070
01/01/2017 to 12/31/2017         22.332768          24.229776           18,258.2146
--------------------------       ---------          ---------           -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.665644          10.804075          143,408.5929
01/01/2009 to 12/31/2009         10.804075          16.404884          119,850.5100
01/01/2010 to 12/31/2010         16.404884          18.701949           99,657.9725
01/01/2011 to 12/31/2011         18.701949          15.703090           96,412.6100
01/01/2012 to 12/31/2012         15.703090          19.872847           89,163.3919
01/01/2013 to 12/31/2013         19.872847          25.393343           77,480.5968
01/01/2014 to 12/31/2014         25.393343          23.425845           77,364.3418
01/01/2015 to 12/31/2015         23.425845          21.901620           67,022.1494
01/01/2016 to 12/31/2016         21.901620          23.200314           59,869.4106
01/01/2017 to 12/31/2017         23.200314          29.632869           53,919.4019
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010597           1.042959          653,953.9902
01/01/2013 to 12/31/2013          1.042959           1.040292          553,846.9207
01/01/2014 to 12/31/2014          1.040292           1.075523          551,440.7528
01/01/2015 to 12/31/2015          1.075523           1.008883          552,611.0027
01/01/2016 to 12/31/2016          1.008883           1.103671        1,240,991.9191
01/01/2017 to 12/31/2017          1.103671           1.188884          346,930.5881
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.313110           7.099065           21,787.0405
01/01/2009 to 12/31/2009          7.099065           8.798687           14,333.3500
01/01/2010 to 12/31/2010          8.798687           9.895729           17,118.7966
01/01/2011 to 12/31/2011          9.895729           9.546768           14,167.0462
01/01/2012 to 12/31/2012          9.546768          11.070443           13,233.7145
01/01/2013 to 12/31/2013         11.070443          14.676759           13,326.4738
01/01/2014 to 12/31/2014         14.676759          15.710084           15,133.0770
01/01/2015 to 12/31/2015         15.710084          14.465002           14,387.0079
01/01/2016 to 12/31/2016         14.465002          16.614571           12,079.0399
01/01/2017 to 12/31/2017         16.614571          19.202335           11,493.1464
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.347712           9.207525           87,167.4180
01/01/2009 to 12/31/2009          9.207525          12.065436           81,297.6000
01/01/2010 to 12/31/2010         12.065436          14.908394           70,436.2384
01/01/2011 to 12/31/2011         14.908394          14.441342           66,239.6355
01/01/2012 to 12/31/2012         14.441342          16.717534           56,571.7049
01/01/2013 to 12/31/2013         16.717534          22.947245           50,920.3017
01/01/2014 to 12/31/2014         22.947245          24.247949           46,082.9881
01/01/2015 to 12/31/2015         24.247949          23.338029           40,254.1198
01/01/2016 to 12/31/2016         23.338029          25.466235           35,719.3874
01/01/2017 to 12/31/2017         25.466235          31.256101           32,300.0701
--------------------------       ---------          ---------        --------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.845555          10.268190         46,900.3065
01/01/2014 to 12/31/2014         10.268190          10.566806         35,164.5600
01/01/2015 to 12/31/2015         10.566806          10.397185         27,365.7938
01/01/2016 to 12/31/2016         10.397185          10.408156         22,910.0369
01/01/2017 to 12/31/2017         10.408156          10.529988         12,307.0745
--------------------------       ---------          ---------         -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037696           8.909365              0.0000
01/01/2009 to 12/31/2009          8.909365           9.781796         28,855.7500
01/01/2010 to 12/31/2010          9.781796          10.162916         64,366.4525
01/01/2011 to 12/31/2011         10.162916          10.528410         52,753.5606
01/01/2012 to 12/31/2012         10.528410          10.815253         49,250.1758
01/01/2013 to 04/26/2013         10.815253          10.786602              0.0000
--------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012651           1.044995         89,589.4023
01/01/2013 to 12/31/2013          1.044995           1.135706         90,351.6429
01/01/2014 to 12/31/2014          1.135706           1.189684        110,383.3797
01/01/2015 to 12/31/2015          1.189684           1.175377        107,334.8092
01/01/2016 to 12/31/2016          1.175377           1.184364        173,800.4767
01/01/2017 to 12/31/2017          1.184364           1.353017        163,109.2031
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.882676           7.661761         58,105.0385
01/01/2009 to 12/31/2009          7.661761          10.564963         42,514.6800
01/01/2010 to 12/31/2010         10.564963          12.622943         53,815.2772
01/01/2011 to 12/31/2011         12.622943          12.177853         46,562.3293
01/01/2012 to 12/31/2012         12.177853          13.942379         46,607.9956
01/01/2013 to 12/31/2013         13.942379          15.991159         42,744.9992
01/01/2014 to 12/31/2014         15.991159          16.201753         43,252.9606
01/01/2015 to 12/31/2015         16.201753          16.059816         30,033.0815
01/01/2016 to 12/31/2016         16.059816          16.477348         20,712.3710
01/01/2017 to 12/31/2017         16.477348          19.842242         19,517.8675
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.760561          11.198655          1,675.5471
01/01/2014 to 12/31/2014         11.198655          11.981493          1,664.2666
01/01/2015 to 12/31/2015         11.981493          11.590309          1,251.7410
01/01/2016 to 12/31/2016         11.590309          11.844462         11,922.4294
01/01/2017 to 12/31/2017         11.844462          13.401921         10,904.9003
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.092381           9.645634        149,943.4947
01/01/2009 to 12/31/2009          9.645634          12.426640        137,147.3300
01/01/2010 to 12/31/2010         12.426640          13.556384         98,292.5015
01/01/2011 to 12/31/2011         13.556384          11.852786         93,787.1391
01/01/2012 to 12/31/2012         11.852786          13.544241         83,667.1577
01/01/2013 to 12/31/2013         13.544241          15.816918         73,209.1227
01/01/2014 to 12/31/2014         15.816918          14.411798         73,973.5829
01/01/2015 to 12/31/2015         14.411798          13.861929         67,934.4379
01/01/2016 to 12/31/2016         13.861929          13.455033         64,015.0957
01/01/2017 to 12/31/2017         13.455033          16.886036         55,538.2992
--------------------------       ---------          ---------        ------------


                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999712           1.030595                0.0000
01/01/2015 to 12/31/2015          1.030595           0.953901                0.0000
01/01/2016 to 12/31/2016          0.953901           1.037981                0.0000
01/01/2017 to 12/31/2017          1.037981           1.144525                0.0000
--------------------------        --------           --------                ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.739694          10.703126          159,053.9449
01/01/2009 to 12/31/2009         10.703126          12.372425          151,544.2400
01/01/2010 to 12/31/2010         12.372425          13.055646          187,744.3993
01/01/2011 to 12/31/2011         13.055646          14.209475          175,910.1780
01/01/2012 to 12/31/2012         14.209475          15.183153          162,483.9502
01/01/2013 to 12/31/2013         15.183153          13.488580          139,653.3192
01/01/2014 to 12/31/2014         13.488580          13.590401          131,548.6124
01/01/2015 to 12/31/2015         13.590401          12.894055          126,316.9368
01/01/2016 to 12/31/2016         12.894055          13.255385          120,716.3799
01/01/2017 to 12/31/2017         13.255385          13.430804          121,973.9727
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.717570          12.503640          216,917.4112
01/01/2009 to 12/31/2009         12.503640          14.451301          265,218.7600
01/01/2010 to 12/31/2010         14.451301          15.307270          247,433.2203
01/01/2011 to 12/31/2011         15.307270          15.465142          237,489.7513
01/01/2012 to 12/31/2012         15.465142          16.545950          253,514.7145
01/01/2013 to 12/31/2013         16.545950          15.891757          226,951.6372
01/01/2014 to 12/31/2014         15.891757          16.213833          270,545.2610
01/01/2015 to 12/31/2015         16.213833          15.877679          187,968.8824
01/01/2016 to 12/31/2016         15.877679          15.953489          182,620.3454
01/01/2017 to 12/31/2017         15.953489          16.325991          155,588.3474
--------------------------       ---------          ---------          ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997699          10.704856                0.0000
01/01/2012 to 12/31/2012         10.704856          10.811321                0.0000
01/01/2013 to 12/31/2013         10.811321          10.108168            7,959.3447
01/01/2014 to 12/31/2014         10.108168          10.646086           14,291.4086
01/01/2015 to 12/31/2015         10.646086          10.469679           10,590.8481
01/01/2016 to 12/31/2016         10.469679          10.387162           22,497.3912
01/01/2017 to 12/31/2017         10.387162          10.436348           17,379.6803
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214143          10.700558                0.0000
01/01/2014 to 12/31/2014         10.700558          11.383616          134,612.5237
01/01/2015 to 12/31/2015         11.383616          11.007543          488,842.2383
01/01/2016 to 12/31/2016         11.007543          11.270951          459,474.3975
01/01/2017 to 12/31/2017         11.270951          12.855445          402,861.4799
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010629           1.063021           88,527.6771
01/01/2013 to 12/31/2013          1.063021           1.146180           86,974.9524
01/01/2014 to 12/31/2014          1.146180           1.209223          112,312.4934
01/01/2015 to 12/31/2015          1.209223           1.173684        3,494,209.5197
01/01/2016 to 12/31/2016          1.173684           1.214266        3,351,206.2574
01/01/2017 to 12/31/2017          1.214266           1.359098        2,936,235.8190
--------------------------       ---------          ---------        --------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.223898           8.378044              0.0000
01/01/2009 to 12/31/2009          8.378044          10.245674          9,231.5800
01/01/2010 to 12/31/2010         10.245674          11.260787         29,647.1656
01/01/2011 to 12/31/2011         11.260787          11.144271         24,780.7869
01/01/2012 to 12/31/2012         11.144271          12.313150         83,274.9693
01/01/2013 to 12/31/2013         12.313150          13.616481         83,941.5883
01/01/2014 to 12/31/2014         13.616481          14.108439         97,203.0049
01/01/2015 to 12/31/2015         14.108439          13.544002         95,072.0360
01/01/2016 to 12/31/2016         13.544002          14.029684         95,568.9631
01/01/2017 to 12/31/2017         14.029684          15.917935         93,153.2367
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.614564           7.680966              0.0000
01/01/2009 to 12/31/2009          7.680966           9.709994         15,517.1000
01/01/2010 to 12/31/2010          9.709994          10.854137         19,146.0663
01/01/2011 to 12/31/2011         10.854137          10.402723         21,480.8626
01/01/2012 to 12/31/2012         10.402723          11.716593         13,044.3772
01/01/2013 to 12/31/2013         11.716593          13.546625         17,200.7559
01/01/2014 to 12/31/2014         13.546625          13.978632         41,838.9562
01/01/2015 to 12/31/2015         13.978632          13.371768         40,999.9549
01/01/2016 to 12/31/2016         13.371768          13.994711         40,119.6261
01/01/2017 to 12/31/2017         13.994711          16.395850         37,210.2443
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         55.313838          34.482997         59,234.1565
01/01/2009 to 12/31/2009         34.482997          39.976913         53,550.9000
01/01/2010 to 12/31/2010         39.976913          45.808996         47,457.1302
01/01/2011 to 12/31/2011         45.808996          43.059881         47,417.5492
01/01/2012 to 12/31/2012         43.059881          49.740392         42,628.5451
01/01/2013 to 12/31/2013         49.740392          65.158254         35,520.4974
01/01/2014 to 12/31/2014         65.158254          72.277797         32,733.1020
01/01/2015 to 12/31/2015         72.277797          68.237658         30,397.3334
01/01/2016 to 12/31/2016         68.237658          77.473378         27,586.7499
01/01/2017 to 12/31/2017         77.473378          88.726550         24,092.0744
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.320662           5.498605        112,519.1374
01/01/2009 to 12/31/2009          5.498605           7.832724        104,279.6000
01/01/2010 to 12/31/2010          7.832724           9.793410        110,616.1597
01/01/2011 to 12/31/2011          9.793410           9.432268         83,392.5326
01/01/2012 to 12/31/2012          9.432268          10.498908         75,243.0903
01/01/2013 to 12/31/2013         10.498908          14.041441         70,828.6209
01/01/2014 to 12/31/2014         14.041441          15.506117         60,766.5258
01/01/2015 to 12/31/2015         15.506117          16.197183         45,774.2714
01/01/2016 to 12/31/2016         16.197183          16.846440         42,167.6365
01/01/2017 to 12/31/2017         16.846440          20.579427         45,885.4448
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         23.368714          15.323705            171.1881
01/01/2009 to 12/31/2009         15.323705          18.986784            161.0800
01/01/2010 to 12/31/2010         18.986784          23.338782          9,270.1772
01/01/2011 to 12/31/2011         23.338782          22.009482          6,819.9316
01/01/2012 to 12/31/2012         22.009482          24.717024          6,748.2854
01/01/2013 to 12/31/2013         24.717024          31.538473          9,107.7335
01/01/2014 to 12/31/2014         31.538473          33.861202          6,790.4093
01/01/2015 to 12/31/2015         33.861202          30.179388          6,581.7076
01/01/2016 to 12/31/2016         30.179388          34.134057          6,556.3907
01/01/2017 to 12/31/2017         34.134057          36.593900          6,533.2871
--------------------------       ---------          ---------        ------------


                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.839864           9.655215           12,183.9079
01/01/2014 to 12/31/2014          9.655215           9.138442           10,739.7872
01/01/2015 to 12/31/2015          9.138442           8.754312           10,863.8963
01/01/2016 to 12/31/2016          8.754312           9.005371           10,629.9895
01/01/2017 to 12/31/2017          9.005371          11.895686            9,990.6381
--------------------------        --------          ---------           -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087694           6.025769            1,330.5455
01/01/2009 to 12/31/2009          6.025769           8.411689           30,965.4000
01/01/2010 to 12/31/2010          8.411689           8.804768           28,116.0319
01/01/2011 to 12/31/2011          8.804768           7.390386           13,535.8802
01/01/2012 to 12/31/2012          7.390386           8.498173           12,533.6251
01/01/2013 to 04/26/2013          8.498173           8.794202                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.236758          10.283985          807,578.3192
01/01/2009 to 12/31/2009         10.283985          10.095764          340,962.0100
01/01/2010 to 12/31/2010         10.095764           9.885952          155,797.4179
01/01/2011 to 12/31/2011          9.885952           9.681058          327,627.7338
01/01/2012 to 12/31/2012          9.681058           9.478774          380,680.9551
01/01/2013 to 12/31/2013          9.478774           9.281786          172,191.3221
01/01/2014 to 12/31/2014          9.281786           9.088890          193,850.6275
01/01/2015 to 12/31/2015          9.088890           8.900004          196,804.4736
01/01/2016 to 12/31/2016          8.900004           8.724817          103,054.2029
01/01/2017 to 12/31/2017          8.724817           8.598214           89,064.7289
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.093470          13.289757           23,624.8760
01/01/2015 to 12/31/2015         13.289757          12.937364           47,099.6456
01/01/2016 to 12/31/2016         12.937364          13.242415           68,897.1982
01/01/2017 to 12/31/2017         13.242415          13.866970           48,258.9773
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.400225           8.857396          871,558.3265
01/01/2009 to 12/31/2009          8.857396          10.660247          912,683.2300
01/01/2010 to 12/31/2010         10.660247          11.576883          733,917.3461
01/01/2011 to 12/31/2011         11.576883          11.538096          685,669.2095
01/01/2012 to 12/31/2012         11.538096          12.529797          734,827.1876
01/01/2013 to 12/31/2013         12.529797          13.383435          571,778.1526
01/01/2014 to 04/25/2014         13.383435          13.463813                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.887955           8.564694          944,169.3134
01/01/2009 to 12/31/2009          8.564694          10.574533          886,096.9800
01/01/2010 to 12/31/2010         10.574533          11.638844        1,046,802.1037
01/01/2011 to 12/31/2011         11.638844          11.384171        1,016,718.7684
01/01/2012 to 12/31/2012         11.384171          12.527923          927,213.1046
01/01/2013 to 12/31/2013         12.527923          14.012766          805,977.0362
01/01/2014 to 04/25/2014         14.012766          14.043800                0.0000
--------------------------       ---------          ---------        --------------


                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.661080          13.976986        1,285,099.1120
01/01/2015 to 12/31/2015         13.976986          13.539601        1,164,296.3131
01/01/2016 to 12/31/2016         13.539601          14.065380        1,066,851.5359
01/01/2017 to 12/31/2017         14.065380          15.239768          986,760.9603
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.266352           8.174790        4,641,983.3786
01/01/2009 to 12/31/2009          8.174790          10.273192        4,440,593.6500
01/01/2010 to 12/31/2010         10.273192          11.426489        4,146,527.7465
01/01/2011 to 12/31/2011         11.426489          10.998983        3,970,487.7748
01/01/2012 to 12/31/2012         10.998983          12.269552        3,723,504.7880
01/01/2013 to 12/31/2013         12.269552          14.347727        3,385,800.0211
01/01/2014 to 04/25/2014         14.347727          14.336227                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.048680          14.482466        2,236,779.2006
01/01/2015 to 12/31/2015         14.482466          14.001678        2,050,056.2581
01/01/2016 to 12/31/2016         14.001678          14.684906        1,936,501.7941
01/01/2017 to 12/31/2017         14.684906          16.499083        1,818,635.6540
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.911188           7.854688        3,424,799.9843
01/01/2009 to 12/31/2009          7.854688          10.006452        3,160,523.7900
01/01/2010 to 12/31/2010         10.006452          11.316411        3,121,225.4471
01/01/2011 to 12/31/2011         11.316411          10.652454        2,858,598.4811
01/01/2012 to 12/31/2012         10.652454          12.069591        2,450,533.2880
01/01/2013 to 12/31/2013         12.069591          14.881637        2,609,790.6970
01/01/2014 to 04/25/2014         14.881637          14.788836                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997699           6.999777          151,638.8014
01/01/2009 to 12/31/2009          6.999777           8.811340           40,568.0500
01/01/2010 to 12/31/2010          8.811340           9.495102           41,173.3507
01/01/2011 to 12/31/2011          9.495102           9.134478           39,821.1660
01/01/2012 to 12/31/2012          9.134478          10.385784           58,258.0015
01/01/2013 to 04/26/2013         10.385784          11.156008                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.023297          14.539708        2,461,511.1670
01/01/2015 to 12/31/2015         14.539708          13.996027        2,236,500.3202
01/01/2016 to 12/31/2016         13.996027          14.820894        2,073,215.8051
01/01/2017 to 12/31/2017         14.820894          17.294874        1,895,405.9310
--------------------------       ---------          ---------        --------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.817440           8.342512        140,747.3663
01/01/2009 to 12/31/2009          8.342512          11.534658        117,887.6600
01/01/2010 to 12/31/2010         11.534658          12.962259        105,142.4203
01/01/2011 to 12/31/2011         12.962259          13.517298         96,790.4524
01/01/2012 to 12/31/2012         13.517298          14.767757         90,134.1171
01/01/2013 to 12/31/2013         14.767757          19.740582         77,854.1986
01/01/2014 to 12/31/2014         19.740582          19.653874         71,242.1157
01/01/2015 to 12/31/2015         19.653874          17.385305         63,609.0265
01/01/2016 to 12/31/2016         17.385305          20.880362         55,612.9348
01/01/2017 to 12/31/2017         20.880362          23.011714         51,224.0915
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.063634          10.123868              0.0000
01/01/2009 to 12/31/2009         10.123868          14.148190            408.4400
01/01/2010 to 12/31/2010         14.148190          16.984068            379.1169
01/01/2011 to 12/31/2011         16.984068          13.928575            166.4115
01/01/2012 to 12/31/2012         13.928575          16.079426            230.0943
01/01/2013 to 12/31/2013         16.079426          20.091470          1,242.1856
01/01/2014 to 12/31/2014         20.091470          18.356787          1,214.8141
01/01/2015 to 12/31/2015         18.356787          19.009792            792.2164
01/01/2016 to 12/31/2016         19.009792          19.699343            917.8381
01/01/2017 to 12/31/2017         19.699343          25.164826          7,654.5592
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         20.879902          21.154106            182.4444
01/01/2017 to 12/31/2017         21.154106          24.612312            260.2136
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
05/04/2009 to 12/31/2009         12.040856          14.693678              0.0000
01/01/2010 to 12/31/2010         14.693678          16.680770             87.2572
01/01/2011 to 12/31/2011         16.680770          15.538956            229.0082
01/01/2012 to 12/31/2012         15.538956          16.793238            227.7012
01/01/2013 to 12/31/2013         16.793238          21.823912            226.5662
01/01/2014 to 12/31/2014         21.823912          23.706517            225.4288
01/01/2015 to 12/31/2015         23.706517          23.155662              0.0000
01/01/2016 to 04/29/2016         23.155662          23.246687              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.346053           8.504174        279,103.5445
01/01/2009 to 12/31/2009          8.504174          10.977881        254,836.8600
01/01/2010 to 12/31/2010         10.977881          12.020174        232,809.7108
01/01/2011 to 12/31/2011         12.020174          11.278942        224,705.8926
01/01/2012 to 12/31/2012         11.278942          12.446050        205,571.7633
01/01/2013 to 12/31/2013         12.446050          16.273793        179,195.4158
01/01/2014 to 12/31/2014         16.273793          17.600329        165,776.3318
01/01/2015 to 12/31/2015         17.600329          17.625207        142,527.6589
01/01/2016 to 12/31/2016         17.625207          18.493360        132,782.4262
01/01/2017 to 12/31/2017         18.493360          21.536602        123,611.3287
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.103697          16.733958         20,732.9468
01/01/2014 to 12/31/2014         16.733958          18.168349         20,369.2600
01/01/2015 to 12/31/2015         18.168349          18.254078         16,514.4830
01/01/2016 to 12/31/2016         18.254078          18.796662         15,206.1744
01/01/2017 to 12/31/2017         18.796662          22.997117         13,942.4667
--------------------------       ---------          ---------         -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.232623           7.711128         29,494.3056
01/01/2009 to 12/31/2009          7.711128          11.112285         23,315.8600
01/01/2010 to 12/31/2010         11.112285          13.837323         25,443.1442
01/01/2011 to 12/31/2011         13.837323          12.538715         22,585.7755
01/01/2012 to 12/31/2012         12.538715          13.015788         22,109.7234
01/01/2013 to 04/26/2013         13.015788          14.013409              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.521471           7.779522        104,677.7826
01/01/2009 to 12/31/2009          7.779522          10.631763         95,191.7200
01/01/2010 to 12/31/2010         10.631763          11.588814         86,599.5604
01/01/2011 to 12/31/2011         11.588814          11.373635         77,831.7088
01/01/2012 to 12/31/2012         11.373635          12.868563        209,010.7707
01/01/2013 to 12/31/2013         12.868563          17.229934        192,752.3229
01/01/2014 to 12/31/2014         17.229934          18.347040        173,426.4327
01/01/2015 to 12/31/2015         18.347040          19.859289        146,822.7885
01/01/2016 to 12/31/2016         19.859289          19.421350        142,988.3465
01/01/2017 to 12/31/2017         19.421350          26.053947        121,678.9691
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.972171           5.682120            237.2926
01/01/2009 to 12/31/2009          5.682120           6.857736              0.0000
01/01/2010 to 12/31/2010          6.857736           7.748418              0.0000
01/01/2011 to 12/31/2011          7.748418           7.296360              0.0000
01/01/2012 to 12/31/2012          7.296360           8.049322          4,387.2484
01/01/2013 to 04/26/2013          8.049322           8.631100              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.847790           5.212608        298,260.7766
01/01/2009 to 12/31/2009          5.212608           7.335006        264,204.6200
01/01/2010 to 12/31/2010          7.335006           7.857588        241,705.2108
01/01/2011 to 12/31/2011          7.857588           7.588397        224,754.8906
01/01/2012 to 04/27/2012          7.588397           8.517491              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.396372          13.802563              0.0000
01/01/2010 to 12/31/2010         13.802563          14.279492              0.0000
01/01/2011 to 12/31/2011         14.279492          14.983417              0.0000
01/01/2012 to 12/31/2012         14.983417          15.196072          5,120.8287
01/01/2013 to 12/31/2013         15.196072          14.497782          4,312.6152
01/01/2014 to 12/31/2014         14.497782          14.971613          4,295.8738
01/01/2015 to 12/31/2015         14.971613          14.652215          4,278.3173
01/01/2016 to 12/31/2016         14.652215          14.647091         12,806.0677
01/01/2017 to 12/31/2017         14.647091          14.764888         12,772.8168
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/01/2009 to 12/31/2009         10.011374          12.923394          1,069.6900
01/01/2010 to 12/31/2010         12.923394          15.935012         12,672.8596
01/01/2011 to 12/31/2011         15.935012          15.255038         13,147.0508
01/01/2012 to 12/31/2012         15.255038          17.515438         13,438.3704
01/01/2013 to 12/31/2013         17.515438          22.769244         15,169.5443
01/01/2014 to 12/31/2014         22.769244          24.350044         13,999.4388
01/01/2015 to 12/31/2015         24.350044          23.205569         12,116.3189
01/01/2016 to 12/31/2016         23.205569          27.286896         12,568.4775
01/01/2017 to 12/31/2017         27.286896          30.890844         12,525.6776
--------------------------       ---------          ---------         -----------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.574603          10.998763              0.0000
01/01/2010 to 12/31/2010         10.998763          11.606596              0.0000
01/01/2011 to 12/31/2011         11.606596           9.927666              0.0000
01/01/2012 to 12/31/2012          9.927666          11.464150            775.1357
01/01/2013 to 12/31/2013         11.464150          13.632491          3,573.4709
01/01/2014 to 12/31/2014         13.632491          12.504062          3,380.7687
01/01/2015 to 12/31/2015         12.504062          12.083667          1,577.2182
01/01/2016 to 12/31/2016         12.083667          11.947170          2,599.8733
01/01/2017 to 12/31/2017         11.947170          14.571230          2,584.0082
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.629069          13.022497          1,040.6800
01/01/2010 to 12/31/2010         13.022497          16.137255          2,368.1083
01/01/2011 to 12/31/2011         16.137255          15.118613          2,368.1083
01/01/2012 to 12/31/2012         15.118613          17.163244          2,535.2597
01/01/2013 to 12/31/2013         17.163244          23.213668          6,214.3140
01/01/2014 to 12/31/2014         23.213668          23.806429          2,572.0615
01/01/2015 to 12/31/2015         23.806429          22.254116          2,629.3743
01/01/2016 to 12/31/2016         22.254116          26.351751          3,027.2095
01/01/2017 to 12/31/2017         26.351751          29.495609          3,140.4628
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.168826           8.089776        122,258.8549
01/01/2009 to 12/31/2009          8.089776           9.975001         93,047.1700
01/01/2010 to 12/31/2010          9.975001          11.183241        100,410.4732
01/01/2011 to 12/31/2011         11.183241          11.130398         83,506.4993
01/01/2012 to 12/31/2012         11.130398          12.579353        132,318.6476
01/01/2013 to 12/31/2013         12.579353          16.222697        128,578.1030
01/01/2014 to 12/31/2014         16.222697          17.966407         76,653.1419
01/01/2015 to 12/31/2015         17.966407          17.753715        114,614.9722
01/01/2016 to 12/31/2016         17.753715          19.363654        111,966.3118
01/01/2017 to 12/31/2017         19.363654          22.988576        105,066.4408
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.039075          19.815485          6,345.4525
01/01/2014 to 12/31/2014         19.815485          21.453123          6,819.3191
01/01/2015 to 12/31/2015         21.453123          20.930714         23,276.7536
01/01/2016 to 12/31/2016         20.930714          23.384780         26,384.6759
01/01/2017 to 12/31/2017         23.384780          26.926626         24,527.1417
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.997699           6.568341            865.5345
01/01/2009 to 12/31/2009          6.568341           8.032366          4,018.4400
01/01/2010 to 12/31/2010          8.032366           8.732570          4,024.6645
01/01/2011 to 12/31/2011          8.732570           8.504691          3,662.3558
01/01/2012 to 12/31/2012          8.504691           9.485882          5,602.5406
01/01/2013 to 04/26/2013          9.485882          10.367847              0.0000
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.222702          18.920370         27,916.2131
01/01/2014 to 12/31/2014         18.920370          18.471468         26,957.8440
01/01/2015 to 12/31/2015         18.471468          18.156328         23,637.7388
01/01/2016 to 12/31/2016         18.156328          21.049403         21,491.2404
01/01/2017 to 12/31/2017         21.049403          23.805827         18,320.5017
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.013969           9.070258         60,007.3313
01/01/2009 to 12/31/2009          9.070258          12.146855         48,441.7300
01/01/2010 to 12/31/2010         12.146855          14.613618         38,826.3385
01/01/2011 to 12/31/2011         14.613618          13.555459         38,124.5520
01/01/2012 to 12/31/2012         13.555459          13.973816         35,461.9172
01/01/2013 to 04/26/2013         13.973816          15.117788              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.569461           8.256108         37,989.9055
01/01/2014 to 12/31/2014          8.256108           8.798072         38,846.3470
01/01/2015 to 12/31/2015          8.798072           9.520930        253,527.3970
01/01/2016 to 12/31/2016          9.520930           9.465887        254,845.7957
01/01/2017 to 12/31/2017          9.465887          12.372998        240,439.5737
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.108737           3.322473         49,916.8330
01/01/2009 to 12/31/2009          3.322473           5.172172         40,948.8800
01/01/2010 to 12/31/2010          5.172172           6.467236         37,001.6162
01/01/2011 to 12/31/2011          6.467236           5.706418         46,865.7612
01/01/2012 to 12/31/2012          5.706418           6.264302         28,091.3778
01/01/2013 to 04/26/2013          6.264302           6.536152              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.586024          14.666436              0.0000
01/01/2010 to 12/31/2010         14.666436          18.530350              0.0000
01/01/2011 to 12/31/2011         18.530350          15.120103              0.0000
01/01/2012 to 12/31/2012         15.120103          15.185912              0.0000
01/01/2013 to 12/31/2013         15.185912          16.469604              0.0000
01/01/2014 to 12/31/2014         16.469604          13.091344              0.0000
01/01/2015 to 12/31/2015         13.091344           8.619677              0.0000
01/01/2016 to 12/31/2016          8.619677          12.132527              0.0000
01/01/2017 to 12/31/2017         12.132527          11.793076              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         25.798550          26.634862         78,110.0242
01/01/2017 to 12/31/2017         26.634862          28.151936         68,018.1768
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.551568          14.785626         93,186.5479
01/01/2009 to 12/31/2009         14.785626          19.802675         81,702.8400
01/01/2010 to 12/31/2010         19.802675          21.905534         96,910.8035
01/01/2011 to 12/31/2011         21.905534          22.407901         89,473.5655
01/01/2012 to 12/31/2012         22.407901          24.780501         81,986.0422
01/01/2013 to 12/31/2013         24.780501          26.201722        105,569.5425
01/01/2014 to 12/31/2014         26.201722          26.896231         75,623.8355
01/01/2015 to 12/31/2015         26.896231          25.764560         64,026.3370
01/01/2016 to 04/29/2016         25.764560          26.486615              0.0000
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      26.325331          27.202526             4,746.7768
01/01/2017 to 12/31/2017      27.202526          28.766001             4,721.7901
--------------------------    ---------          ---------             ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.670339          12.201584             9,401.8774
01/01/2011 to 12/31/2011      12.201584          12.361780            17,412.9778
01/01/2012 to 12/31/2012      12.361780          13.490062            11,551.6934
01/01/2013 to 12/31/2013      13.490062          13.396091            33,251.4114
01/01/2014 to 12/31/2014      13.396091          13.700488            32,312.1209
01/01/2015 to 12/31/2015      13.700488          13.220247             9,752.5785
01/01/2016 to 04/29/2016      13.220247          13.516935                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      15.132660          14.738491            15,529.4449
01/01/2009 to 12/31/2009      14.738491          15.021110            11,492.5200
01/01/2010 to 12/31/2010      15.021110          15.516877            15,984.5408
01/01/2011 to 12/31/2011      15.516877          15.995424            13,517.5582
01/01/2012 to 12/31/2012      15.995424          16.138590             8,932.2940
01/01/2013 to 12/31/2013      16.138590          15.660139             7,043.1760
01/01/2014 to 12/31/2014      15.660139          15.725756             6,808.9181
01/01/2015 to 12/31/2015      15.725756          15.446228             6,535.7068
01/01/2016 to 12/31/2016      15.446228          15.279709             6,256.1783
01/01/2017 to 12/31/2017      15.279709          15.213812             5,321.2230

                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.137177          10.427165           69,021.1707
01/01/2013 to 12/31/2013         10.427165          11.337229           53,916.5114
01/01/2014 to 12/31/2014         11.337229          11.905492           60,601.4266
01/01/2015 to 12/31/2015         11.905492          11.713876           70,107.5282
01/01/2016 to 12/31/2016         11.713876          11.871062           30,137.2450
01/01/2017 to 12/31/2017         11.871062          13.195047           20,205.8710
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996741           1.034678                0.0000
01/01/2015 to 12/31/2015          1.034678           1.002206                0.0000
01/01/2016 to 12/31/2016          1.002206           0.999957                0.0000
01/01/2017 to 12/31/2017          0.999957           1.129775                0.0000
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007589           6.973097          520,671.9379
01/01/2009 to 12/31/2009          6.973097           8.821827        1,096,689.1200
01/01/2010 to 12/31/2010          8.821827           9.679446          678,578.1070
01/01/2011 to 12/31/2011          9.679446           9.267807          391,970.1938
01/01/2012 to 12/31/2012          9.267807          10.291548          329,343.3098
01/01/2013 to 12/31/2013         10.291548          11.933413          344,212.1421
01/01/2014 to 12/31/2014         11.933413          12.379902          362,007.1453
01/01/2015 to 12/31/2015         12.379902          12.025044          344,262.0358
01/01/2016 to 12/31/2016         12.025044          12.682100          328,618.6138
01/01/2017 to 12/31/2017         12.682100          14.498349          308,807.8346
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997589           6.324798           10,419.5160
01/01/2009 to 12/31/2009          6.324798           8.293283           32,190.8400
01/01/2010 to 12/31/2010          8.293283           9.206817           38,631.1807
01/01/2011 to 12/31/2011          9.206817           8.580581          134,980.5193
01/01/2012 to 12/31/2012          8.580581           9.749123          133,303.3255
01/01/2013 to 12/31/2013          9.749123          11.931630          125,795.2652
01/01/2014 to 12/31/2014         11.931630          12.417566          121,947.2022
01/01/2015 to 12/31/2015         12.417566          12.055523          118,408.2403
01/01/2016 to 12/31/2016         12.055523          12.849736          141,047.1973
01/01/2017 to 12/31/2017         12.849736          15.254390          161,654.7543
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987590           5.727942            8,469.7607
01/01/2009 to 12/31/2009          5.727942           7.782381           46,388.7700
01/01/2010 to 12/31/2010          7.782381           9.008354           64,784.9195
01/01/2011 to 12/31/2011          9.008354           8.407199           63,836.6557
01/01/2012 to 12/31/2012          8.407199           9.655225           62,665.7161
01/01/2013 to 12/31/2013          9.655225          12.258496           60,032.8843
01/01/2014 to 12/31/2014         12.258496          12.973106           53,173.4731
01/01/2015 to 12/31/2015         12.973106          13.514614           44,257.5165
01/01/2016 to 12/31/2016         13.514614          14.423545           40,760.4287
01/01/2017 to 12/31/2017         14.423545          18.047748           39,157.6068
--------------------------       ---------          ---------        --------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017588           7.643140         70,343.7482
01/01/2009 to 12/31/2009          7.643140           9.226164        143,058.1600
01/01/2010 to 12/31/2010          9.226164           9.919631         72,555.8688
01/01/2011 to 12/31/2011          9.919631           9.722805        129,652.9560
01/01/2012 to 12/31/2012          9.722805          10.540983        133,332.7723
01/01/2013 to 12/31/2013         10.540983          11.705836        134,821.5233
01/01/2014 to 12/31/2014         11.705836          12.149013        134,470.8801
01/01/2015 to 12/31/2015         12.149013          11.798346         94,036.2443
01/01/2016 to 12/31/2016         11.798346          12.351057         89,044.8100
01/01/2017 to 12/31/2017         12.351057          13.649611         95,896.4067
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.061450          11.404244        115,104.4612
01/01/2013 to 12/31/2013         11.404244          10.777728         64,490.2534
01/01/2014 to 12/31/2014         10.777728          10.964671         69,290.3072
01/01/2015 to 12/31/2015         10.964671           9.699167         73,213.6021
01/01/2016 to 12/31/2016          9.699167          10.338376         33,111.3682
01/01/2017 to 12/31/2017         10.338376          11.105457         23,971.8931
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.894088          10.159794         93,275.4358
01/01/2013 to 12/31/2013         10.159794          10.963277         87,367.9280
01/01/2014 to 12/31/2014         10.963277          11.359176         92,503.8531
01/01/2015 to 12/31/2015         11.359176          11.099891        110,908.9827
01/01/2016 to 12/31/2016         11.099891          11.339552         67,484.0918
01/01/2017 to 12/31/2017         11.339552          12.569868         52,050.1036
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.314967          11.394847              0.0000
01/01/2009 to 12/31/2009         11.394847          16.347022          3,877.4500
01/01/2010 to 12/31/2010         16.347022          18.513704         18,515.7526
01/01/2011 to 12/31/2011         18.513704          18.536366         18,177.7087
01/01/2012 to 12/31/2012         18.536366          21.130475         18,133.5083
01/01/2013 to 12/31/2013         21.130475          22.599990         30,867.7047
01/01/2014 to 12/31/2014         22.599990          22.836747         15,052.5545
01/01/2015 to 12/31/2015         22.836747          21.435628         13,682.6055
01/01/2016 to 12/31/2016         21.435628          23.900382         12,272.5707
01/01/2017 to 12/31/2017         23.900382          25.196074         11,005.2464
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.901474           7.469089        289,704.7066
01/01/2009 to 12/31/2009          7.469089           9.691868        259,668.7700
01/01/2010 to 12/31/2010          9.691868          11.045619        251,472.8292
01/01/2011 to 12/31/2011         11.045619          10.181589        249,857.9731
01/01/2012 to 12/31/2012         10.181589          11.626269        247,028.2471
01/01/2013 to 12/31/2013         11.626269          14.729326        286,898.1408
01/01/2014 to 12/31/2014         14.729326          15.142002        261,835.2432
01/01/2015 to 12/31/2015         15.142002          14.514996        259,273.0878
01/01/2016 to 12/31/2016         14.514996          15.474008        257,840.5402
01/01/2017 to 12/31/2017         15.474008          18.610199        254,104.6415
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.920830          10.325525         34,324.4100
01/01/2013 to 12/31/2013         10.325525          11.551525         71,170.9848
01/01/2014 to 12/31/2014         11.551525          12.390449         72,645.5513
01/01/2015 to 12/31/2015         12.390449          11.625355         38,490.0108
01/01/2016 to 12/31/2016         11.625355          12.323716         54,935.2889
01/01/2017 to 12/31/2017         12.323716          14.266596         86,149.1694
--------------------------       ---------          ---------        ------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.760427          11.505142         97,061.0333
01/01/2009 to 12/31/2009         11.505142          14.231733         92,650.2700
01/01/2010 to 12/31/2010         14.231733          16.692458         81,243.3435
01/01/2011 to 12/31/2011         16.692458          14.862668         78,506.0107
01/01/2012 to 12/31/2012         14.862668          17.152563         75,519.8746
01/01/2013 to 12/31/2013         17.152563          22.223982         86,627.4771
01/01/2014 to 12/31/2014         22.223982          22.113274         68,245.8954
01/01/2015 to 12/31/2015         22.113274          20.462031         60,778.2593
01/01/2016 to 12/31/2016         20.462031          26.273290         54,960.0026
01/01/2017 to 12/31/2017         26.273290          28.710291         46,551.8357
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         13.927648           6.058060         17,138.1987
01/01/2009 to 12/31/2009          6.058060          10.012274         96,670.8600
01/01/2010 to 12/31/2010         10.012274          12.111688        125,768.9191
01/01/2011 to 12/31/2011         12.111688           9.632356        120,519.6822
01/01/2012 to 12/31/2012          9.632356          11.202058        117,568.1857
01/01/2013 to 12/31/2013         11.202058          10.412422         86,660.3325
01/01/2014 to 12/31/2014         10.412422           9.521556         77,740.3896
01/01/2015 to 12/31/2015          9.521556           8.027666         59,554.9426
01/01/2016 to 12/31/2016          8.027666           8.756263         96,571.5609
01/01/2017 to 12/31/2017          8.756263          10.993013         88,539.0056
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.996987          10.167529            127.0554
01/01/2011 to 12/31/2011         10.167529          10.146507          3,964.9517
01/01/2012 to 12/31/2012         10.146507          10.652134          3,802.7917
01/01/2013 to 12/31/2013         10.652134          10.820093         11,339.3588
01/01/2014 to 12/31/2014         10.820093          10.662557          7,080.9023
01/01/2015 to 12/31/2015         10.662557          10.343429          5,076.7348
01/01/2016 to 12/31/2016         10.343429          11.056231          9,510.5267
01/01/2017 to 12/31/2017         11.056231          11.214053          8,158.0309
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.986988           9.714258              0.0000
01/01/2012 to 12/31/2012          9.714258           9.919665          3,148.4319
01/01/2013 to 12/31/2013          9.919665           9.816446          3,273.3319
01/01/2014 to 12/31/2014          9.816446           9.704415          6,522.0982
01/01/2015 to 12/31/2015          9.704415           9.434146          1,174.8712
01/01/2016 to 12/31/2016          9.434146           9.518043          1,174.8712
01/01/2017 to 12/31/2017          9.518043           9.435484              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.997589          10.838832            414.1800
01/01/2010 to 12/31/2010         10.838832          12.039017            440.9786
01/01/2011 to 12/31/2011         12.039017          11.738652              0.0000
01/01/2012 to 12/31/2012         11.738652          13.122429              0.0000
01/01/2013 to 12/31/2013         13.122429          12.970052              0.0000
01/01/2014 to 12/31/2014         12.970052          12.832512              0.0000
01/01/2015 to 12/31/2015         12.832512          12.031019              0.0000
01/01/2016 to 12/31/2016         12.031019          11.872160              0.0000
01/01/2017 to 12/31/2017         11.872160          11.630756              0.0000
--------------------------       ---------          ---------        ------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          15.830047           9.031317        41,764.2970
01/01/2009 to 12/31/2009           9.031317          11.903506        34,735.4600
01/01/2010 to 12/31/2010          11.903506          13.520276        29,518.8969
01/01/2011 to 12/31/2011          13.520276          12.487717        46,565.9072
01/01/2012 to 12/31/2012          12.487717          15.389237        46,122.9799
01/01/2013 to 12/31/2013          15.389237          15.588107       257,204.3173
01/01/2014 to 12/31/2014          15.588107          17.272096       244,232.5595
01/01/2015 to 12/31/2015          17.272096          16.659404        66,741.3465
01/01/2016 to 12/31/2016          16.659404          16.439410        65,270.9745
01/01/2017 to 12/31/2017          16.439410          17.810833        62,021.0034
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.567283           4.511342        81,377.4529
01/01/2009 to 12/31/2009           4.511342           5.867821        77,314.8200
01/01/2010 to 12/31/2010           5.867821           7.105657        74,753.0887
01/01/2011 to 12/31/2011           7.105657           7.177090        93,222.2721
01/01/2012 to 12/31/2012           7.177090           8.319389        85,073.3946
01/01/2013 to 12/31/2013           8.319389          11.849741        94,705.2038
01/01/2014 to 12/31/2014          11.849741          13.781969        82,683.6888
01/01/2015 to 12/31/2015          13.781969          12.937806       102,169.9600
01/01/2016 to 12/31/2016          12.937806          12.995520        83,871.9020
01/01/2017 to 12/31/2017          12.995520          15.053926        80,288.7137
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         120.722022         123.492816           698.2164
01/01/2011 to 12/31/2011         123.492816         111.695374           754.9700
01/01/2012 to 12/31/2012         111.695374         133.852189           245.8101
01/01/2013 to 12/31/2013         133.852189         168.632516           242.0176
01/01/2014 to 04/25/2014         168.632516         175.156313             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.183235           4.520486         9,557.0599
01/01/2009 to 12/31/2009           4.520486           6.101182         9,558.5100
01/01/2010 to 12/31/2010           6.101182           6.406271        11,631.3626
01/01/2011 to 04/29/2011           6.406271           6.794109             0.0000
--------------------------       ----------         ----------       ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          14.962629           9.355804        81,498.2252
01/01/2009 to 12/31/2009           9.355804          12.108648        70,835.2700
01/01/2010 to 12/31/2010          12.108648          14.715794        66,055.4086
01/01/2011 to 12/31/2011          14.715794          13.490148        64,065.2638
01/01/2012 to 12/31/2012          13.490148          15.585826        64,913.4923
01/01/2013 to 12/31/2013          15.585826          20.224961        60,554.1209
01/01/2014 to 12/31/2014          20.224961          22.402203        58,446.3371
01/01/2015 to 12/31/2015          22.402203          19.916257        79,562.8897
01/01/2016 to 12/31/2016          19.916257          22.051399        68,110.2532
01/01/2017 to 12/31/2017          22.051399          23.900669        64,926.7278
--------------------------       ----------         ----------       ------------


                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.782747          10.860931          165,761.5415
01/01/2009 to 12/31/2009         10.860931          16.474724          166,116.6600
01/01/2010 to 12/31/2010         16.474724          18.762814          157,742.9925
01/01/2011 to 12/31/2011         18.762814          15.738457          149,804.4232
01/01/2012 to 12/31/2012         15.738457          19.897599          150,591.7479
01/01/2013 to 12/31/2013         19.897599          25.399575          120,818.0056
01/01/2014 to 12/31/2014         25.399575          23.408161          114,054.3307
01/01/2015 to 12/31/2015         23.408161          21.863195           91,352.7187
01/01/2016 to 12/31/2016         21.863195          23.136460           97,072.3864
01/01/2017 to 12/31/2017         23.136460          29.521880           85,110.3194
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010580           1.042242          696,247.4769
01/01/2013 to 12/31/2013          1.042242           1.038538        1,076,462.8628
01/01/2014 to 12/31/2014          1.038538           1.072636        1,212,909.5719
01/01/2015 to 12/31/2015          1.072636           1.005168        1,169,080.2172
01/01/2016 to 12/31/2016          1.005168           1.098508          901,236.6687
01/01/2017 to 12/31/2017          1.098508           1.182144          752,145.8958
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.282900           7.072990           44,845.1768
01/01/2009 to 12/31/2009          7.072990           8.757605           35,068.0600
01/01/2010 to 12/31/2010          8.757605           9.839688           60,328.3169
01/01/2011 to 12/31/2011          9.839688           9.483231           78,676.0882
01/01/2012 to 12/31/2012          9.483231          10.985717           81,159.4604
01/01/2013 to 12/31/2013         10.985717          14.549885           65,215.2620
01/01/2014 to 12/31/2014         14.549885          15.558707           63,791.7590
01/01/2015 to 12/31/2015         15.558707          14.311294           50,682.4756
01/01/2016 to 12/31/2016         14.311294          16.421591           46,402.0096
01/01/2017 to 12/31/2017         16.421591          18.960390           42,954.1928
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.443992           9.255971           82,118.0788
01/01/2009 to 12/31/2009          9.255971          12.116794           60,084.2000
01/01/2010 to 12/31/2010         12.116794          14.956905           55,317.5634
01/01/2011 to 12/31/2011         14.956905          14.473874           44,362.5459
01/01/2012 to 12/31/2012         14.473874          16.738361           35,980.9244
01/01/2013 to 12/31/2013         16.738361          22.952888           38,491.2875
01/01/2014 to 12/31/2014         22.952888          24.229663           33,165.1234
01/01/2015 to 12/31/2015         24.229663          23.297109           29,710.5047
01/01/2016 to 12/31/2016         23.297109          25.396176           42,051.9583
01/01/2017 to 12/31/2017         25.396176          31.139063           41,542.0879
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.791288          10.209925           14,192.7477
01/01/2014 to 12/31/2014         10.209925          10.496346           15,772.5060
01/01/2015 to 12/31/2015         10.496346          10.317531           15,780.8731
01/01/2016 to 12/31/2016         10.317531          10.318093           25,515.5461
01/01/2017 to 12/31/2017         10.318093          10.428466           16,496.4382
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037587           8.903238           20,199.4539
01/01/2009 to 12/31/2009          8.903238           9.765301           29,424.6600
01/01/2010 to 12/31/2010          9.765301          10.135640           17,085.7352
01/01/2011 to 12/31/2011         10.135640          10.489688           27,906.0394
01/01/2012 to 12/31/2012         10.489688          10.764647           40,310.2009
01/01/2013 to 04/26/2013         10.764647          10.736012                0.0000
--------------------------       ---------          ---------        --------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012635           1.044277              0.0000
01/01/2013 to 12/31/2013          1.044277           1.133792              0.0000
01/01/2014 to 12/31/2014          1.133792           1.186490         12,477.0359
01/01/2015 to 12/31/2015          1.186490           1.171051        718,451.0582
01/01/2016 to 12/31/2016          1.171051           1.178825        666,025.3396
01/01/2017 to 12/31/2017          1.178825           1.345348        611,792.1660
--------------------------        --------           --------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.861098           7.641242        123,918.4893
01/01/2009 to 12/31/2009          7.641242          10.526144         28,187.0700
01/01/2010 to 12/31/2010         10.526144          12.564008         23,003.7290
01/01/2011 to 12/31/2011         12.564008          12.108903         21,926.7452
01/01/2012 to 12/31/2012         12.108903          13.849513         18,070.0537
01/01/2013 to 12/31/2013         13.849513          15.868774         10,670.2516
01/01/2014 to 12/31/2014         15.868774          16.061684         12,590.6065
01/01/2015 to 12/31/2015         16.061684          15.905055         11,276.0792
01/01/2016 to 12/31/2016         15.905055          16.302253         19,841.3439
01/01/2017 to 12/31/2017         16.302253          19.611836         13,314.1968
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.755316          11.185657              0.0000
01/01/2014 to 12/31/2014         11.185657          11.955623              0.0000
01/01/2015 to 12/31/2015         11.955623          11.553721         47,144.0862
01/01/2016 to 12/31/2016         11.553721          11.795271         47,172.5712
01/01/2017 to 12/31/2017         11.795271          13.332965         44,849.8641
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.254194           9.727162        170,980.5988
01/01/2009 to 12/31/2009          9.727162          12.519144        155,913.3000
01/01/2010 to 12/31/2010         12.519144          13.643664        151,468.9007
01/01/2011 to 12/31/2011         13.643664          11.917182        123,710.6553
01/01/2012 to 12/31/2012         11.917182          13.604147        128,141.2355
01/01/2013 to 12/31/2013         13.604147          15.871003         95,926.0748
01/01/2014 to 12/31/2014         15.871003          14.446613         94,123.5565
01/01/2015 to 12/31/2015         14.446613          13.881520         85,263.3406
01/01/2016 to 12/31/2016         13.881520          13.460577         75,172.3297
01/01/2017 to 12/31/2017         13.460577          16.876169         68,408.5551
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999699           1.029884              0.0000
01/01/2015 to 12/31/2015          1.029884           0.952289         23,703.4203
01/01/2016 to 12/31/2016          0.952289           1.035192         34,237.8593
01/01/2017 to 12/31/2017          1.035192           1.140312         14,816.2390
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.684998          10.642578        106,765.1041
01/01/2009 to 12/31/2009         10.642578          12.290146        212,730.4400
01/01/2010 to 12/31/2010         12.290146          12.955862        271,511.5336
01/01/2011 to 12/31/2011         12.955862          14.086822        257,010.6643
01/01/2012 to 12/31/2012         14.086822          15.036974        246,913.0228
01/01/2013 to 12/31/2013         15.036974          13.345355        198,115.2999
01/01/2014 to 12/31/2014         13.345355          13.432653        181,018.1609
01/01/2015 to 12/31/2015         13.432653          12.731644        136,745.2286
01/01/2016 to 12/31/2016         12.731644          13.075339        126,555.1781
01/01/2017 to 12/31/2017         13.075339          13.235169        118,390.0011
--------------------------       ---------          ---------        ------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.837722          12.609123        177,366.3916
01/01/2009 to 12/31/2009         12.609123          14.558656        285,234.5800
01/01/2010 to 12/31/2010         14.558656          15.405575        238,486.6615
01/01/2011 to 12/31/2011         15.405575          15.548946        179,353.7688
01/01/2012 to 12/31/2012         15.548946          16.618896        189,488.0085
01/01/2013 to 12/31/2013         16.618896          15.945861        123,191.7464
01/01/2014 to 12/31/2014         15.945861          16.252771        173,404.9850
01/01/2015 to 12/31/2015         16.252771          15.899898         97,584.4303
01/01/2016 to 12/31/2016         15.899898          15.959846        110,009.7246
01/01/2017 to 12/31/2017         15.959846          16.316216         88,519.0437
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.686059          10.793183          6,165.0326
01/01/2013 to 12/31/2013         10.793183          10.081120          4,189.8909
01/01/2014 to 12/31/2014         10.081120          10.606986          4,183.9333
01/01/2015 to 12/31/2015         10.606986          10.420799          6,677.0371
01/01/2016 to 12/31/2016         10.420799          10.328333         14,398.9715
01/01/2017 to 12/31/2017         10.328333          10.366897          9,948.9020
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.213865          10.693058              0.0000
01/01/2014 to 12/31/2014         10.693058          11.364266         18,006.6226
01/01/2015 to 12/31/2015         11.364266          10.977845         16,522.6962
01/01/2016 to 12/31/2016         10.977845          11.229308         14,995.1001
01/01/2017 to 12/31/2017         11.229308          12.795187         13,584.4504
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010613           1.062291              0.0000
01/01/2013 to 12/31/2013          1.062291           1.144248              0.0000
01/01/2014 to 12/31/2014          1.144248           1.205978         12,285.9902
01/01/2015 to 12/31/2015          1.205978           1.169364        739,281.2350
01/01/2016 to 12/31/2016          1.169364           1.208588        680,159.9960
01/01/2017 to 12/31/2017          1.208588           1.351394        611,199.4901
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.198306           8.350805              0.0000
01/01/2009 to 12/31/2009          8.350805          10.202154         13,696.9800
01/01/2010 to 12/31/2010         10.202154          11.201756         50,246.7897
01/01/2011 to 12/31/2011         11.201756          11.074793         59,396.4761
01/01/2012 to 12/31/2012         11.074793          12.224092         60,514.6172
01/01/2013 to 12/31/2013         12.224092          13.504487         61,545.5943
01/01/2014 to 12/31/2014         13.504487          13.978411         65,920.3288
01/01/2015 to 12/31/2015         13.978411          13.405758         80,675.1849
01/01/2016 to 12/31/2016         13.405758          13.872604         76,380.0304
01/01/2017 to 12/31/2017         13.872604          15.724032         74,106.6962
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.590864           7.655988              0.0000
01/01/2009 to 12/31/2009          7.655988           9.668742          6,325.7800
01/01/2010 to 12/31/2010          9.668742          10.797232         16,520.1871
01/01/2011 to 12/31/2011         10.797232          10.337860         97,907.1560
01/01/2012 to 12/31/2012         10.337860          11.631841         92,553.3515
01/01/2013 to 12/31/2013         11.631841          13.435197         89,559.1101
01/01/2014 to 12/31/2014         13.435197          13.849790         93,279.0811
01/01/2015 to 12/31/2015         13.849790          13.235272        173,245.5313
01/01/2016 to 12/31/2016         13.235272          13.838014        168,416.0263
01/01/2017 to 12/31/2017         13.838014          16.196116        165,848.9753
--------------------------       ---------          ---------        ------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         55.838679          34.775173         54,323.5640
01/01/2009 to 12/31/2009         34.775173          40.275311         45,638.9100
01/01/2010 to 12/31/2010         40.275311          46.104835         40,449.9959
01/01/2011 to 12/31/2011         46.104835          43.294716         31,598.1990
01/01/2012 to 12/31/2012         43.294716          49.961415         28,724.4671
01/01/2013 to 12/31/2013         49.961415          65.382408         24,742.7755
01/01/2014 to 12/31/2014         65.382408          72.453948         23,689.1697
01/01/2015 to 12/31/2015         72.453948          68.335562         23,494.6660
01/01/2016 to 12/31/2016         68.335562          77.506999         22,332.3503
01/01/2017 to 12/31/2017         77.506999          88.676616         22,421.1569
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.409055           5.545172        311,186.5230
01/01/2009 to 12/31/2009          5.545172           7.891163        149,884.0900
01/01/2010 to 12/31/2010          7.891163           9.856625        165,548.0930
01/01/2011 to 12/31/2011          9.856625           9.483678        125,751.8107
01/01/2012 to 12/31/2012          9.483678          10.545524        121,086.5331
01/01/2013 to 12/31/2013         10.545524          14.089700        110,663.7066
01/01/2014 to 12/31/2014         14.089700          15.543858        106,686.9607
01/01/2015 to 12/31/2015         15.543858          16.220374        120,205.3714
01/01/2016 to 12/31/2016         16.220374          16.853696        128,846.7008
01/01/2017 to 12/31/2017         16.853696          20.567783        100,481.9771
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         23.119688          15.150115          2,387.6976
01/01/2009 to 12/31/2009         15.150115          18.752927          2,908.4100
01/01/2010 to 12/31/2010         18.752927          23.028309          3,987.1892
01/01/2011 to 12/31/2011         23.028309          21.695017          2,473.3135
01/01/2012 to 12/31/2012         21.695017          24.339394          2,544.2070
01/01/2013 to 12/31/2013         24.339394          31.025597          2,502.9222
01/01/2014 to 12/31/2014         31.025597          33.277255          3,056.5058
01/01/2015 to 12/31/2015         33.277255          29.629267          2,244.9119
01/01/2016 to 12/31/2016         29.629267          33.478346          9,927.7286
01/01/2017 to 12/31/2017         33.478346          35.855170          1,734.0769
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.795602           9.600403         26,712.1953
01/01/2014 to 12/31/2014          9.600403           9.077477         22,632.1053
01/01/2015 to 12/31/2015          9.077477           8.687212         21,514.4135
01/01/2016 to 12/31/2016          8.687212           8.927415         20,924.3630
01/01/2017 to 12/31/2017          8.927415          11.780967         20,166.4585
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087584           6.021612        140,272.0097
01/01/2009 to 12/31/2009          6.021612           8.397486         32,780.8700
01/01/2010 to 12/31/2010          8.397486           8.781125         27,829.5024
01/01/2011 to 12/31/2011          8.781125           7.363178         29,894.1699
01/01/2012 to 12/31/2012          7.363178           8.458381         29,071.7905
01/01/2013 to 04/26/2013          8.458381           8.750241              0.0000
--------------------------       ---------          ---------        ------------


                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.333545          10.370813          838,769.0682
01/01/2009 to 12/31/2009         10.370813          10.170825          256,540.7100
01/01/2010 to 12/31/2010         10.170825           9.949497          237,359.7147
01/01/2011 to 12/31/2011          9.949497           9.733572          295,643.8217
01/01/2012 to 12/31/2012          9.733572           9.520611          311,225.8001
01/01/2013 to 12/31/2013          9.520611           9.313433          229,754.4147
01/01/2014 to 12/31/2014          9.313433           9.110763          214,550.8101
01/01/2015 to 12/31/2015          9.110763           8.912503          228,095.2274
01/01/2016 to 12/31/2016          8.912503           8.728335          215,601.0483
01/01/2017 to 12/31/2017          8.728335           8.593106          200,293.6782
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.038480          13.224989           13,225.3786
01/01/2015 to 12/31/2015         13.224989          12.861441           12,089.8379
01/01/2016 to 12/31/2016         12.861441          13.151543           19,371.4096
01/01/2017 to 12/31/2017         13.151543          13.758087           11,548.9607
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.364282           8.820609          431,266.9639
01/01/2009 to 12/31/2009          8.820609          10.605365          451,490.1700
01/01/2010 to 12/31/2010         10.605365          11.505777          750,556.6280
01/01/2011 to 12/31/2011         11.505777          11.455793          692,201.5385
01/01/2012 to 12/31/2012         11.455793          12.427921          671,456.9813
01/01/2013 to 12/31/2013         12.427921          13.261351          553,007.7837
01/01/2014 to 04/25/2014         13.261351          13.336793                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.850475           8.529120        1,048,407.4449
01/01/2009 to 12/31/2009          8.529120          10.520089        1,390,862.2500
01/01/2010 to 12/31/2010         10.520089          11.567354        1,364,436.7479
01/01/2011 to 12/31/2011         11.567354          11.302961        1,244,062.4160
01/01/2012 to 12/31/2012         11.302961          12.426058        1,126,756.4022
01/01/2013 to 12/31/2013         12.426058          13.884938        1,124,914.4234
01/01/2014 to 04/25/2014         13.884938          13.911303                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.334382          13.633504        1,461,488.2306
01/01/2015 to 12/31/2015         13.633504          13.193662        1,247,658.9675
01/01/2016 to 12/31/2016         13.193662          13.692308        1,209,587.1332
01/01/2017 to 12/31/2017         13.692308          14.820762        1,142,088.8611
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.227681           8.140832        2,124,953.9120
01/01/2009 to 12/31/2009          8.140832          10.220292        1,779,237.0800
01/01/2010 to 12/31/2010         10.220292          11.356297        1,814,320.2691
01/01/2011 to 12/31/2011         11.356297          10.920513        1,782,780.6508
01/01/2012 to 12/31/2012         10.920513          12.169778        1,496,752.5847
01/01/2013 to 12/31/2013         12.169778          14.216833        1,476,404.3879
01/01/2014 to 04/25/2014         14.216833          14.200961                0.0000
--------------------------       ---------          ---------        --------------


                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.198394          14.626900        1,554,742.4804
01/01/2015 to 12/31/2015         14.626900          14.127177        1,276,272.7580
01/01/2016 to 12/31/2016         14.127177          14.801720        1,054,711.9001
01/01/2017 to 12/31/2017         14.801720          16.613757          978,418.6481
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.870484           7.822055        2,850,730.0405
01/01/2009 to 12/31/2009          7.822055           9.954917        2,061,121.7300
01/01/2010 to 12/31/2010          9.954917          11.246887        1,856,498.4779
01/01/2011 to 12/31/2011         11.246887          10.576445        1,746,098.4948
01/01/2012 to 12/31/2012         10.576445          11.971431        1,636,728.8157
01/01/2013 to 12/31/2013         11.971431          14.745861        1,546,583.2724
01/01/2014 to 04/25/2014         14.745861          14.649286                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997589           6.994952            3,795.9087
01/01/2009 to 12/31/2009          6.994952           8.796467           14,845.0200
01/01/2010 to 12/31/2010          8.796467           9.469607           27,096.6274
01/01/2011 to 12/31/2011          9.469607           9.100861           52,750.7088
01/01/2012 to 12/31/2012          9.100861          10.337166           50,348.1244
01/01/2013 to 04/26/2013         10.337166          11.100256                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.636277          15.164995        1,416,196.8539
01/01/2015 to 12/31/2015         15.164995          14.583335        1,409,779.2357
01/01/2016 to 12/31/2016         14.583335          15.427381        1,276,945.8734
01/01/2017 to 12/31/2017         15.427381          17.984665        1,164,833.6115
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.967034           8.412940           78,919.1799
01/01/2009 to 12/31/2009          8.412940          11.620403           82,685.7800
01/01/2010 to 12/31/2010         11.620403          13.045574           76,651.4627
01/01/2011 to 12/31/2011         13.045574          13.590610           70,717.6998
01/01/2012 to 12/31/2012         13.590610          14.832929           64,093.7791
01/01/2013 to 12/31/2013         14.832929          19.807895           55,444.9266
01/01/2014 to 12/31/2014         19.807895          19.701170           51,433.7611
01/01/2015 to 12/31/2015         19.701170          17.409710           44,416.3280
01/01/2016 to 12/31/2016         17.409710          20.888777           46,126.7830
01/01/2017 to 12/31/2017         20.888777          22.998051           35,968.3451
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.063331          10.122150                0.0000
01/01/2009 to 12/31/2009         10.122150          14.131649            5,605.9300
01/01/2010 to 12/31/2010         14.131649          16.947280            3,873.7885
01/01/2011 to 12/31/2011         16.947280          13.884521            3,054.3856
01/01/2012 to 12/31/2012         13.884521          16.012469            3,384.1097
01/01/2013 to 12/31/2013         16.012469          19.987824            6,189.7846
01/01/2014 to 12/31/2014         19.987824          18.243826            6,074.7901
01/01/2015 to 12/31/2015         18.243826          18.873924            2,693.2639
01/01/2016 to 12/31/2016         18.873924          19.538999            2,315.1899
01/01/2017 to 12/31/2017         19.538999          24.935135            4,130.2858
--------------------------       ---------          ---------        --------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         43.530110          44.072539            514.6916
01/01/2017 to 12/31/2017         44.072539          51.226294            712.7090
--------------------------       ---------          ---------            --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
05/04/2009 to 12/31/2009         11.858543          14.461665              0.0000
01/01/2010 to 12/31/2010         14.461665          16.400985              0.0000
01/01/2011 to 12/31/2011         16.400985          15.263076              0.0000
01/01/2012 to 12/31/2012         15.263076          16.478515              0.0000
01/01/2013 to 12/31/2013         16.478515          21.393518              0.0000
01/01/2014 to 12/31/2014         21.393518          23.215767              0.0000
01/01/2015 to 12/31/2015         23.215767          22.653643              0.0000
01/01/2016 to 04/29/2016         22.653643          22.735215              0.0000
--------------------------       ---------          ---------            --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.481835           8.576031        222,300.7418
01/01/2009 to 12/31/2009          8.576031          11.059572        286,312.4200
01/01/2010 to 12/31/2010         11.059572          12.097525        250,637.9413
01/01/2011 to 12/31/2011         12.097525          11.340196        222,337.1645
01/01/2012 to 12/31/2012         11.340196          12.501071        203,277.7923
01/01/2013 to 12/31/2013         12.501071          16.329410        183,018.9609
01/01/2014 to 12/31/2014         16.329410          17.642825        164,406.3725
01/01/2015 to 12/31/2015         17.642825          17.650102        150,678.6610
01/01/2016 to 12/31/2016         17.650102          18.500972        134,945.1713
01/01/2017 to 12/31/2017         18.500972          21.524003        120,119.6865
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.977234          16.572746         40,299.3106
01/01/2014 to 12/31/2014         16.572746          17.975330         34,378.9043
01/01/2015 to 12/31/2015         17.975330          18.042091         28,569.8827
01/01/2016 to 12/31/2016         18.042091          18.559803         30,854.8911
01/01/2017 to 12/31/2017         18.559803          22.684708         27,948.9023
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.176801           7.675140         24,602.4697
01/01/2009 to 12/31/2009          7.675140          11.049370         36,375.9500
01/01/2010 to 12/31/2010         11.049370          13.745245         60,075.0857
01/01/2011 to 12/31/2011         13.745245          12.442847         55,656.6032
01/01/2012 to 12/31/2012         12.442847          12.903288         53,111.4891
01/01/2013 to 04/26/2013         12.903288          13.887869              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.550851           7.789937         99,795.0992
01/01/2009 to 12/31/2009          7.789937          10.635361        101,409.1900
01/01/2010 to 12/31/2010         10.635361          11.581157         92,498.3387
01/01/2011 to 12/31/2011         11.581157          11.354781         86,779.9874
01/01/2012 to 12/31/2012         11.354781          12.834325        138,232.1947
01/01/2013 to 12/31/2013         12.834325          17.166925        132,663.5084
01/01/2014 to 12/31/2014         17.166925          18.261673        129,669.3350
01/01/2015 to 12/31/2015         18.261673          19.747127        130,585.3632
01/01/2016 to 12/31/2016         19.747127          19.292357        120,405.8755
01/01/2017 to 12/31/2017         19.292357          25.855131        106,386.4438
--------------------------       ---------          ---------        ------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.970501           5.675456         15,271.6499
01/01/2009 to 12/31/2009          5.675456           6.842845          4,487.3800
01/01/2010 to 12/31/2010          6.842845           7.723872          2,958.0679
01/01/2011 to 12/31/2011          7.723872           7.265988              0.0000
01/01/2012 to 12/31/2012          7.265988           8.007763          1,566.0014
01/01/2013 to 04/26/2013          8.007763           8.583807              0.0000
--------------------------        --------           --------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.941074           5.256691        171,226.1544
01/01/2009 to 12/31/2009          5.256691           7.389648        163,507.6700
01/01/2010 to 12/31/2010          7.389648           7.908215        142,328.9051
01/01/2011 to 12/31/2011          7.908215           7.629672         97,608.1211
01/01/2012 to 04/27/2012          7.629672           8.561031              0.0000
--------------------------        --------           --------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.256573          13.649510              0.0000
01/01/2010 to 12/31/2010         13.649510          14.107038            307.3643
01/01/2011 to 12/31/2011         14.107038          14.787710          3,543.2744
01/01/2012 to 12/31/2012         14.787710          14.982516         11,624.6037
01/01/2013 to 12/31/2013         14.982516          14.279748          6,384.3429
01/01/2014 to 12/31/2014         14.279748          14.731714          6,460.0668
01/01/2015 to 12/31/2015         14.731714          14.403020         43,148.4653
01/01/2016 to 12/31/2016         14.403020          14.383592         12,279.6456
01/01/2017 to 12/31/2017         14.383592          14.484816         12,033.3411
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/01/2009 to 12/31/2009          9.923321          12.801193              0.0000
01/01/2010 to 12/31/2010         12.801193          15.768575              0.0000
01/01/2011 to 12/31/2011         15.768575          15.080638          2,010.5815
01/01/2012 to 12/31/2012         15.080638          17.297802            896.4153
01/01/2013 to 12/31/2013         17.297802          22.463866            890.4430
01/01/2014 to 12/31/2014         22.463866          23.999448            950.4028
01/01/2015 to 12/31/2015         23.999448          22.848584         24,662.6857
01/01/2016 to 12/31/2016         22.848584          26.840283         26,698.9969
01/01/2017 to 12/31/2017         26.840283          30.354969         25,332.4169
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.485066          10.876743              0.0000
01/01/2010 to 12/31/2010         10.876743          11.466372              0.0000
01/01/2011 to 12/31/2011         11.466372           9.797929              0.0000
01/01/2012 to 12/31/2012          9.797929          11.302969              0.0000
01/01/2013 to 12/31/2013         11.302969          13.427394              0.0000
01/01/2014 to 12/31/2014         13.427394          12.303624              0.0000
01/01/2015 to 12/31/2015         12.303624          11.878077          2,378.7896
01/01/2016 to 12/31/2016         11.878077          11.732162            508.5214
01/01/2017 to 12/31/2017         11.732162          14.294745              0.0000
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.518068          12.878014             40.6100
01/01/2010 to 12/31/2010         12.878014          15.942282          1,654.7931
01/01/2011 to 12/31/2011         15.942282          14.921040            852.2103
01/01/2012 to 12/31/2012         14.921040          16.921936          1,541.4557
01/01/2013 to 12/31/2013         16.921936          22.864437          2,384.3091
01/01/2014 to 12/31/2014         22.864437          23.424836          2,155.5517
01/01/2015 to 12/31/2015         23.424836          21.875506          4,113.1350
01/01/2016 to 12/31/2016         21.875506          25.877547          4,000.6388
01/01/2017 to 12/31/2017         25.877547          28.935967          5,677.4408
--------------------------       ---------          ---------        ------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.251461           8.132357        370,865.3126
01/01/2009 to 12/31/2009          8.132357          10.017481        397,178.3000
01/01/2010 to 12/31/2010         10.017481          11.219650        322,818.0152
01/01/2011 to 12/31/2011         11.219650          11.155496        281,802.1315
01/01/2012 to 12/31/2012         11.155496          12.595054        219,556.3132
01/01/2013 to 12/31/2013         12.595054          16.226720        264,941.3348
01/01/2014 to 12/31/2014         16.226720          17.952901        240,830.4723
01/01/2015 to 12/31/2015         17.952901          17.722634        235,160.8466
01/01/2016 to 12/31/2016         17.722634          19.310438        239,213.8095
01/01/2017 to 12/31/2017         19.310438          22.902561        225,698.5418
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.788938          19.511447          3,077.4948
01/01/2014 to 12/31/2014         19.511447          21.102844          3,344.6087
01/01/2015 to 12/31/2015         21.102844          20.568381          2,644.3491
01/01/2016 to 12/31/2016         20.568381          22.956999         10,110.3862
01/01/2017 to 12/31/2017         22.956999          26.407720          5,967.9792
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.997589           6.563810            694.7435
01/01/2009 to 12/31/2009          6.563810           8.018802         12,790.1300
01/01/2010 to 12/31/2010          8.018802           8.709116          4,140.6390
01/01/2011 to 12/31/2011          8.709116           8.473386          6,156.5690
01/01/2012 to 12/31/2012          8.473386           9.441471          5,835.7616
01/01/2013 to 04/26/2013          9.441471          10.316027              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.236632          18.924942         23,335.6995
01/01/2014 to 12/31/2014         18.924942          18.457456         26,266.4190
01/01/2015 to 12/31/2015         18.457456          18.124418         17,913.3004
01/01/2016 to 12/31/2016         18.124418          20.991411         12,077.5965
01/01/2017 to 12/31/2017         20.991411          23.716583          9,394.1643
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.108094           9.117948         47,739.6030
01/01/2009 to 12/31/2009          9.117948          12.198515         43,309.3000
01/01/2010 to 12/31/2010         12.198515          14.661117         33,504.1890
01/01/2011 to 12/31/2011         14.661117          13.585944         24,945.8212
01/01/2012 to 12/31/2012         13.585944          13.991164         25,087.0121
01/01/2013 to 04/26/2013         13.991164          15.131745              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.596507           8.284519        103,201.2017
01/01/2014 to 12/31/2014          8.284519           8.819523        112,166.3583
01/01/2015 to 12/31/2015          8.819523           9.534603        138,975.6673
01/01/2016 to 12/31/2016          9.534603           9.470005        153,113.6036
01/01/2017 to 12/31/2017          9.470005          12.366055        144,912.2488
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.166694           3.350622        146,800.7763
01/01/2009 to 12/31/2009          3.350622           5.210781        217,317.0800
01/01/2010 to 12/31/2010          5.210781           6.509010        218,463.2076
01/01/2011 to 12/31/2011          6.509010           5.737545        141,689.9373
01/01/2012 to 12/31/2012          5.737545           6.292144        138,176.3833
01/01/2013 to 04/26/2013          6.292144           6.563115              0.0000
--------------------------       ---------          ---------        ------------


                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.580099          14.649275            306.4300
01/01/2010 to 12/31/2010         14.649275          18.490188            345.8962
01/01/2011 to 12/31/2011         18.490188          15.072264              0.0000
01/01/2012 to 12/31/2012         15.072264          15.122648              0.0000
01/01/2013 to 12/31/2013         15.122648          16.384595              0.0000
01/01/2014 to 12/31/2014         16.384595          13.010724              0.0000
01/01/2015 to 12/31/2015         13.010724           8.558006              0.0000
01/01/2016 to 12/31/2016          8.558006          12.033687              0.0000
01/01/2017 to 12/31/2017         12.033687          11.685344              0.0000
--------------------------       ---------          ---------            --------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         25.249389          26.050625         53,341.9397
01/01/2017 to 12/31/2017         26.050625          27.506981         50,665.7629
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.727017          14.910488         76,708.6075
01/01/2009 to 12/31/2009         14.910488          19.949964         75,564.0400
01/01/2010 to 12/31/2010         19.949964          22.046418         67,016.7448
01/01/2011 to 12/31/2011         22.046418          22.529533         60,413.8000
01/01/2012 to 12/31/2012         22.529533          24.889981         59,878.6518
01/01/2013 to 12/31/2013         24.889981          26.291177         65,370.6210
01/01/2014 to 12/31/2014         26.291177          26.961082         66,922.9015
01/01/2015 to 12/31/2015         26.961082          25.800857         57,433.7664
01/01/2016 to 04/29/2016         25.800857          26.515211              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         25.764960          26.605841          2,306.4799
01/01/2017 to 12/31/2017         26.605841          28.106982          1,819.9639
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.649199          12.171413            674.6004
01/01/2011 to 12/31/2011         12.171413          12.318921         14,409.5008
01/01/2012 to 12/31/2012         12.318921          13.429785          8,548.0357
01/01/2013 to 12/31/2013         13.429785          13.322902          2,742.2054
01/01/2014 to 12/31/2014         13.322902          13.612017          9,529.8299
01/01/2015 to 12/31/2015         13.612017          13.121744          7,629.1434
01/01/2016 to 04/29/2016         13.121744          13.411812              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         14.934588          14.530999          3,219.9096
01/01/2009 to 12/31/2009         14.530999          14.794839          4,212.1500
01/01/2010 to 12/31/2010         14.794839          15.267862          4,116.7558
01/01/2011 to 12/31/2011         15.267862          15.723043          5,326.7689
01/01/2012 to 12/31/2012         15.723043          15.847828          7,580.8597
01/01/2013 to 12/31/2013         15.847828          15.362624          7,641.9879
01/01/2014 to 12/31/2014         15.362624          15.411573          5,200.5677
01/01/2015 to 12/31/2015         15.411573          15.122496         31,386.6814
01/01/2016 to 12/31/2016         15.122496          14.944514          4,688.7731
01/01/2017 to 12/31/2017         14.944514          14.865229          4,693.4370

                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997534           9.680400            502.8491
01/01/2012 to 12/31/2012          9.680400          10.418413          4,887.8819
01/01/2013 to 12/31/2013         10.418413          11.322050         19,815.2797
01/01/2014 to 12/31/2014         11.322050          11.883609         19,575.6693
01/01/2015 to 12/31/2015         11.883609          11.686499         16,931.3886
01/01/2016 to 12/31/2016         11.686499          11.837398          7,625.3462
01/01/2017 to 12/31/2017         11.837398          13.151071              0.0000
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996734           1.034321              0.0000
01/01/2015 to 12/31/2015          1.034321           1.001359              0.0000
01/01/2016 to 12/31/2016          1.001359           0.998613              0.0000
01/01/2017 to 12/31/2017          0.998613           1.127694              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007534           6.970693              0.0000
01/01/2009 to 12/31/2009          6.970693           8.814378              0.0000
01/01/2010 to 12/31/2010          8.814378           9.666442          3,991.9689
01/01/2011 to 12/31/2011          9.666442           9.250738          3,991.9689
01/01/2012 to 12/31/2012          9.250738          10.267432         16,017.9204
01/01/2013 to 12/31/2013         10.267432          11.899501         17,536.6464
01/01/2014 to 12/31/2014         11.899501          12.338549         12,801.5774
01/01/2015 to 12/31/2015         12.338549          11.978884         12,383.6295
01/01/2016 to 12/31/2016         11.978884          12.627103          1,713.4441
01/01/2017 to 12/31/2017         12.627103          14.428282              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997534           6.322615              0.0000
01/01/2009 to 12/31/2009          6.322615           8.286278              0.0000
01/01/2010 to 12/31/2010          8.286278           9.194445          8,343.9789
01/01/2011 to 12/31/2011          9.194445           8.564775          8,303.2980
01/01/2012 to 12/31/2012          8.564775           9.726276          8,258.6668
01/01/2013 to 12/31/2013          9.726276          11.897720         10,843.8116
01/01/2014 to 12/31/2014         11.897720          12.376083         10,804.5751
01/01/2015 to 12/31/2015         12.376083          12.009242         10,765.8009
01/01/2016 to 12/31/2016         12.009242          12.794007         10,722.0973
01/01/2017 to 12/31/2017         12.794007          15.180666          8,054.3185
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987535           5.725964              0.0000
01/01/2009 to 12/31/2009          5.725964           7.775804          1,338.6400
01/01/2010 to 12/31/2010          7.775804           8.996246          1,277.1408
01/01/2011 to 12/31/2011          8.996246           8.391709          1,205.0366
01/01/2012 to 12/31/2012          8.391709           9.632594          1,138.7477
01/01/2013 to 12/31/2013          9.632594          12.223653          1,075.6749
01/01/2014 to 12/31/2014         12.223653          12.929764          1,004.7403
01/01/2015 to 12/31/2015         12.929764          13.462729            934.6954
01/01/2016 to 12/31/2016         13.462729          14.360989            876.1978
01/01/2017 to 12/31/2017         14.360989          17.960522            766.5543
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017533           7.640507              0.0000
01/01/2009 to 12/31/2009          7.640507           9.218377              0.0000
01/01/2010 to 12/31/2010          9.218377           9.906306              0.0000
01/01/2011 to 12/31/2011          9.906306           9.704902              0.0000
01/01/2012 to 12/31/2012          9.704902          10.516287              0.0000
01/01/2013 to 12/31/2013         10.516287          11.672574              0.0000
01/01/2014 to 12/31/2014         11.672574          12.108435              0.0000
01/01/2015 to 12/31/2015         12.108435          11.753059              0.0000
01/01/2016 to 12/31/2016         11.753059          12.297498              0.0000
01/01/2017 to 12/31/2017         12.297498          13.583649              0.0000
--------------------------       ---------          ---------              ------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011         10.341112          10.542230            461.7410
01/01/2012 to 12/31/2012         10.542230          11.394519          4,473.2651
01/01/2013 to 12/31/2013         11.394519          10.763152          4,726.0464
01/01/2014 to 12/31/2014         10.763152          10.944367          7,422.0297
01/01/2015 to 12/31/2015         10.944367           9.676362          5,575.7264
01/01/2016 to 12/31/2016          9.676362          10.308913              0.0000
01/01/2017 to 12/31/2017         10.308913          11.068289              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997534           9.513839         22,159.2426
01/01/2012 to 12/31/2012          9.513839          10.151264         32,152.9201
01/01/2013 to 12/31/2013         10.151264          10.948598         38,659.5090
01/01/2014 to 12/31/2014         10.948598          11.338296         37,864.1015
01/01/2015 to 12/31/2015         11.338296          11.073946         13,986.1199
01/01/2016 to 12/31/2016         11.073946          11.307392          6,788.0430
01/01/2017 to 12/31/2017         11.307392          12.527972              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.225875          11.324722              0.0000
01/01/2009 to 12/31/2009         11.324722          16.238309              0.0000
01/01/2010 to 12/31/2010         16.238309          18.381394            159.3022
01/01/2011 to 12/31/2011         18.381394          18.394717            158.4581
01/01/2012 to 12/31/2012         18.394717          20.958468            157.5746
01/01/2013 to 12/31/2013         20.958468          22.404817            803.2831
01/01/2014 to 12/31/2014         22.404817          22.628211            788.0108
01/01/2015 to 12/31/2015         22.628211          21.229264            772.6843
01/01/2016 to 12/31/2016         21.229264          23.658461            757.1678
01/01/2017 to 12/31/2017         23.658461          24.928606             84.6305
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.881114           7.453552         12,589.6396
01/01/2009 to 12/31/2009          7.453552           9.666871         12,529.3000
01/01/2010 to 12/31/2010          9.666871          11.011629         12,482.0712
01/01/2011 to 12/31/2011         11.011629          10.145191         51,555.0633
01/01/2012 to 12/31/2012         10.145191          11.578885         51,513.7190
01/01/2013 to 12/31/2013         11.578885          14.661967         33,640.2677
01/01/2014 to 12/31/2014         14.661967          15.065219         33,606.7933
01/01/2015 to 12/31/2015         15.065219          14.434170          3,281.8071
01/01/2016 to 12/31/2016         14.434170          15.380149          3,242.6793
01/01/2017 to 12/31/2017         15.380149          18.488102          5,166.2529
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.997534           9.329821            521.7442
01/01/2012 to 12/31/2012          9.329821          10.316858         13,501.1369
01/01/2013 to 12/31/2013         10.316858          11.536060         14,298.8842
01/01/2014 to 12/31/2014         11.536060          12.367675         13,612.6074
01/01/2015 to 12/31/2015         12.367675          11.598184         11,151.5079
01/01/2016 to 12/31/2016         11.598184          12.288768          1,512.9110
01/01/2017 to 12/31/2017         12.288768          14.219050              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.579668          11.375342         14,753.7862
01/01/2009 to 12/31/2009         11.375342          14.064134         14,666.8300
01/01/2010 to 12/31/2010         14.064134          16.487642         13,480.5628
01/01/2011 to 12/31/2011         16.487642          14.672975          9,124.9430
01/01/2012 to 12/31/2012         14.672975          16.925137          8,640.8588
01/01/2013 to 12/31/2013         16.925137          21.918359          8,351.3264
01/01/2014 to 12/31/2014         21.918359          21.798267          6,149.4070
01/01/2015 to 12/31/2015         21.798267          20.160457          5,609.4410
01/01/2016 to 12/31/2016         20.160457          25.873135          4,604.2652
01/01/2017 to 12/31/2017         25.873135          28.258927          7,453.3830
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         13.915976           6.049936         23,479.7137
01/01/2009 to 12/31/2009          6.049936           9.993850         21,270.0900
01/01/2010 to 12/31/2010          9.993850          12.083368         22,279.0873
01/01/2011 to 12/31/2011         12.083368           9.605032         18,618.8973
01/01/2012 to 12/31/2012          9.605032          11.164670         18,628.8670
01/01/2013 to 12/31/2013         11.164670          10.372479         20,105.6056
01/01/2014 to 12/31/2014         10.372479           9.480285         19,956.4069
01/01/2015 to 12/31/2015          9.480285           7.988868         19,982.7366
01/01/2016 to 12/31/2016          7.988868           8.709588         19,179.3908
01/01/2017 to 12/31/2017          8.709588          10.928971         19,381.2685
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.996918          10.164090              0.0000
01/01/2011 to 12/31/2011         10.164090          10.138018              0.0000
01/01/2012 to 12/31/2012         10.138018          10.637873              0.0000
01/01/2013 to 12/31/2013         10.637873          10.800206          1,310.4899
01/01/2014 to 12/31/2014         10.800206          10.637638          1,310.4899
01/01/2015 to 12/31/2015         10.637638          10.314096          1,310.4899
01/01/2016 to 12/31/2016         10.314096          11.019366          1,310.4899
01/01/2017 to 12/31/2017         11.019366          11.171090              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.986919           9.710971              0.0000
01/01/2012 to 12/31/2012          9.710971           9.911323              0.0000
01/01/2013 to 12/31/2013          9.911323           9.803288          3,288.0080
01/01/2014 to 12/31/2014          9.803288           9.686562          3,288.0080
01/01/2015 to 12/31/2015          9.686562           9.412081          3,288.0080
01/01/2016 to 12/31/2016          9.412081           9.491035          3,288.0080
01/01/2017 to 12/31/2017          9.491035           9.404020          3,288.0080
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009           9.997534          10.835196             0.0000
01/01/2010 to 12/31/2010          10.835196          12.028967             0.0000
01/01/2011 to 12/31/2011          12.028967          11.723002             0.0000
01/01/2012 to 12/31/2012          11.723002          13.098349             0.0000
01/01/2013 to 12/31/2013          13.098349          12.939779             0.0000
01/01/2014 to 12/31/2014          12.939779          12.796158             0.0000
01/01/2015 to 12/31/2015          12.796158          11.990934             0.0000
01/01/2016 to 12/31/2016          11.990934          11.826689             0.0000
01/01/2017 to 12/31/2017          11.826689          11.580432             0.0000
--------------------------        ---------          ---------             ------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          15.801046           9.010237         1,081.7286
01/01/2009 to 12/31/2009           9.010237          11.869782         1,031.7600
01/01/2010 to 12/31/2010          11.869782          13.475242         1,164.6949
01/01/2011 to 12/31/2011          13.475242          12.439910         1,010.4784
01/01/2012 to 12/31/2012          12.439910          15.322621           961.6582
01/01/2013 to 12/31/2013          15.322621          15.512868         1,022.3267
01/01/2014 to 12/31/2014          15.512868          17.180138           962.4783
01/01/2015 to 12/31/2015          17.180138          16.562421           755.7615
01/01/2016 to 12/31/2016          16.562421          16.335543           773.9720
01/01/2017 to 12/31/2017          16.335543          17.689480           787.7840
--------------------------        ---------          ---------         ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.438159           4.432133        35,401.6959
01/01/2009 to 12/31/2009           4.432133           5.761913        37,600.3400
01/01/2010 to 12/31/2010           5.761913           6.973923        33,648.6828
01/01/2011 to 12/31/2011           6.973923           7.040516        33,251.6138
01/01/2012 to 12/31/2012           7.040516           8.156978        30,621.7177
01/01/2013 to 12/31/2013           8.156978          11.612607        28,575.3533
01/01/2014 to 12/31/2014          11.612607          13.499417        26,010.8273
01/01/2015 to 12/31/2015          13.499417          12.666221        24,272.8107
01/01/2016 to 12/31/2016          12.666221          12.716363        19,235.4114
01/01/2017 to 12/31/2017          12.716363          14.723213        18,836.7363
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         119.035278         121.727002             0.0000
01/01/2011 to 12/31/2011         121.727002         110.043299             0.0000
01/01/2012 to 12/31/2012         110.043299         131.806166             0.0000
01/01/2013 to 12/31/2013         131.806166         165.971870             0.0000
01/01/2014 to 04/25/2014         165.971870         172.365588             0.0000
--------------------------       ----------         ----------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.172202           4.513313             0.0000
01/01/2009 to 12/31/2009           4.513313           6.088454             0.0000
01/01/2010 to 12/31/2010           6.088454           6.389713             0.0000
01/01/2011 to 04/29/2011           6.389713           6.775444             0.0000
--------------------------       ----------         ----------        -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         14.935215           9.333969          1,041.3934
01/01/2009 to 12/31/2009          9.333969          12.074348          1,082.7200
01/01/2010 to 12/31/2010         12.074348          14.666784          1,004.4255
01/01/2011 to 12/31/2011         14.666784          13.438508          1,193.1601
01/01/2012 to 12/31/2012         13.438508          15.518362          1,179.6126
01/01/2013 to 12/31/2013         15.518362          20.127355          1,133.5414
01/01/2014 to 12/31/2014         20.127355          22.282944          4,912.5828
01/01/2015 to 12/31/2015         22.282944          19.800321          4,949.5317
01/01/2016 to 12/31/2016         19.800321          21.912075            865.3886
01/01/2017 to 12/31/2017         21.912075          23.737826            921.2871
--------------------------       ---------          ---------          ----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.492014          10.687443         28,693.9064
01/01/2009 to 12/31/2009         10.687443          16.203457         27,694.8900
01/01/2010 to 12/31/2010         16.203457          18.444657         26,989.6071
01/01/2011 to 12/31/2011         18.444657          15.463853         23,437.2710
01/01/2012 to 12/31/2012         15.463853          19.540605         21,385.3557
01/01/2013 to 12/31/2013         19.540605          24.931407         19,820.4189
01/01/2014 to 12/31/2014         24.931407          22.965207         19,834.1958
01/01/2015 to 12/31/2015         22.965207          21.438745         19,617.1583
01/01/2016 to 12/31/2016         21.438745          22.675950         18,299.4396
01/01/2017 to 12/31/2017         22.675950          28.919861         16,480.2857
--------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010572           1.041884        150,685.4710
01/01/2013 to 12/31/2013          1.041884           1.037662         60,906.6502
01/01/2014 to 12/31/2014          1.037662           1.071195         61,579.2219
01/01/2015 to 12/31/2015          1.071195           1.003316         59,052.9190
01/01/2016 to 12/31/2016          1.003316           1.095936          3,627.9724
01/01/2017 to 12/31/2017          1.095936           1.178788              0.0000
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.267825           7.059988              0.0000
01/01/2009 to 12/31/2009          7.059988           8.737135              0.0000
01/01/2010 to 12/31/2010          8.737135           9.811786              0.0000
01/01/2011 to 12/31/2011          9.811786           9.451621              0.0000
01/01/2012 to 12/31/2012          9.451621          10.943598              0.0000
01/01/2013 to 12/31/2013         10.943598          14.486860              0.0000
01/01/2014 to 12/31/2014         14.486860          15.483566              0.0000
01/01/2015 to 12/31/2015         15.483566          14.235053              0.0000
01/01/2016 to 12/31/2016         14.235053          16.325943              0.0000
01/01/2017 to 12/31/2017         16.325943          18.840562          1,715.8157
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.204950           9.108126         22,767.2875
01/01/2009 to 12/31/2009          9.108126          11.917291         23,366.5300
01/01/2010 to 12/31/2010         11.917291          14.703293         21,409.9579
01/01/2011 to 12/31/2011         14.703293          14.221352         17,360.5542
01/01/2012 to 12/31/2012         14.221352          16.438068         15,529.5537
01/01/2013 to 12/31/2013         16.438068          22.529845         14,608.8795
01/01/2014 to 12/31/2014         22.529845          23.771196         11,131.8171
01/01/2015 to 12/31/2015         23.771196          22.844856         10,493.0506
01/01/2016 to 12/31/2016         22.844856          24.890727          9,380.8087
01/01/2017 to 12/31/2017         24.890727          30.504112          8,791.8049
--------------------------       ---------          ---------        ------------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.764256          10.180917              0.0000
01/01/2014 to 12/31/2014         10.180917          10.461291              0.0000
01/01/2015 to 12/31/2015         10.461291          10.277933              0.0000
01/01/2016 to 12/31/2016         10.277933          10.273355              0.0000
01/01/2017 to 12/31/2017         10.273355          10.378072              0.0000
--------------------------       ---------          ---------              ------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037532           8.900176              0.0000
01/01/2009 to 12/31/2009          8.900176           9.757064              0.0000
01/01/2010 to 12/31/2010          9.757064          10.122029              0.0000
01/01/2011 to 12/31/2011         10.122029          10.470380              0.0000
01/01/2012 to 12/31/2012         10.470380          10.739433              0.0000
01/01/2013 to 04/26/2013         10.739433          10.710806              0.0000
--------------------------       ---------          ---------              ------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012626           1.043918              0.0000
01/01/2013 to 12/31/2013          1.043918           1.132835         15,670.9633
01/01/2014 to 12/31/2014          1.132835           1.184897         15,402.0412
01/01/2015 to 12/31/2015          1.184897           1.168893         12,136.8235
01/01/2016 to 12/31/2016          1.168893           1.176065         10,042.4942
01/01/2017 to 12/31/2017          1.176065           1.341529              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.850323           7.631003          4,725.4555
01/01/2009 to 12/31/2009          7.631003          10.506789          4,734.6100
01/01/2010 to 12/31/2010         10.506789          12.534643          4,714.2986
01/01/2011 to 12/31/2011         12.534643          12.074575          4,564.4869
01/01/2012 to 12/31/2012         12.074575          13.803312          4,530.4153
01/01/2013 to 12/31/2013         13.803312          15.807934          4,530.4153
01/01/2014 to 12/31/2014         15.807934          15.992104          4,530.4153
01/01/2015 to 12/31/2015         15.992104          15.828235          4,903.9331
01/01/2016 to 12/31/2016         15.828235          16.215404          4,530.4153
01/01/2017 to 12/31/2017         16.215404          19.497638              0.0000
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.075269           1.117916         15,920.7248
01/01/2014 to 12/31/2014          1.117916           1.194271         15,555.5056
01/01/2015 to 12/31/2015          1.194271           1.153547         12,010.8705
01/01/2016 to 12/31/2016          1.153547           1.177075         10,165.3559
01/01/2017 to 12/31/2017          1.177075           1.329862              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.959863           9.556424         42,451.1615
01/01/2009 to 12/31/2009          9.556424          12.293249         42,708.3900
01/01/2010 to 12/31/2010         12.293249          13.390789         38,090.8278
01/01/2011 to 12/31/2011         13.390789          11.690464         34,511.5440
01/01/2012 to 12/31/2012         11.690464          13.338630         33,447.4943
01/01/2013 to 12/31/2013         13.338630          15.553467         33,151.4101
01/01/2014 to 12/31/2014         15.553467          14.150494         31,829.9980
01/01/2015 to 12/31/2015         14.150494          13.590182         31,318.4664
01/01/2016 to 12/31/2016         13.590182          13.171485         30,899.8983
01/01/2017 to 12/31/2017         13.171485          16.505495         29,142.9581
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999692           1.029528              0.0000
01/01/2015 to 12/31/2015          1.029528           0.951484              0.0000
01/01/2016 to 12/31/2016          0.951484           1.033800              0.0000
01/01/2017 to 12/31/2017          1.033800           1.138211              0.0000
--------------------------        --------           --------              ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.657729          10.612417          5,484.5523
01/01/2009 to 12/31/2009         10.612417          12.249194         30,859.0100
01/01/2010 to 12/31/2010         12.249194          12.906238          5,506.6435
01/01/2011 to 12/31/2011         12.906238          14.025873          4,598.8410
01/01/2012 to 12/31/2012         14.025873          14.964391          4,555.4719
01/01/2013 to 12/31/2013         14.964391          13.274295          5,252.9294
01/01/2014 to 12/31/2014         13.274295          13.354447          5,351.8793
01/01/2015 to 12/31/2015         13.354447          12.651188          4,939.4810
01/01/2016 to 12/31/2016         12.651188          12.986217          3,885.8261
01/01/2017 to 12/31/2017         12.986217          13.138404          4,192.6865
--------------------------       ---------          ---------         -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.618917          12.388003         20,657.0986
01/01/2009 to 12/31/2009         12.388003          14.296202         19,782.2400
01/01/2010 to 12/31/2010         14.296202          15.120293         19,407.2235
01/01/2011 to 12/31/2011         15.120293          15.253401         18,175.7975
01/01/2012 to 12/31/2012         15.253401          16.294822         16,022.2024
01/01/2013 to 12/31/2013         16.294822          15.627094         16,063.0740
01/01/2014 to 12/31/2014         15.627094          15.919906         13,780.4576
01/01/2015 to 12/31/2015         15.919906          15.566473         10,890.2748
01/01/2016 to 12/31/2016         15.566473          15.617352         10,267.9159
01/01/2017 to 12/31/2017         15.617352          15.958116          9,908.4227
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997534          10.694043            455.1852
01/01/2012 to 12/31/2012         10.694043          10.784125          1,992.9220
01/01/2013 to 12/31/2013         10.784125          10.067622          5,631.0439
01/01/2014 to 12/31/2014         10.067622          10.587490          5,765.9069
01/01/2015 to 12/31/2015         10.587490          10.396445          3,415.7405
01/01/2016 to 12/31/2016         10.396445          10.299044          2,663.0868
01/01/2017 to 12/31/2017         10.299044          10.332344              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.213725          10.689310            341.3046
01/01/2014 to 12/31/2014         10.689310          11.354603            334.2094
01/01/2015 to 12/31/2015         11.354603          10.963026              0.0000
01/01/2016 to 12/31/2016         10.963026          11.208544              0.0000
01/01/2017 to 12/31/2017         11.208544          12.765163              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010605           1.061926         25,262.8578
01/01/2013 to 12/31/2013          1.061926           1.143283         34,261.7547
01/01/2014 to 12/31/2014          1.143283           1.204359         33,579.1882
01/01/2015 to 12/31/2015          1.204359           1.167209         29,691.1153
01/01/2016 to 12/31/2016          1.167209           1.205758          5,638.2802
01/01/2017 to 12/31/2017          1.205758           1.347558              0.0000
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.185540           8.337218              0.0000
01/01/2009 to 12/31/2009          8.337218          10.180463              0.0000
01/01/2010 to 12/31/2010         10.180463          11.172357              0.0000
01/01/2011 to 12/31/2011         11.172357          11.040217              0.0000
01/01/2012 to 12/31/2012         11.040217          12.179805              0.0000
01/01/2013 to 12/31/2013         12.179805          13.448835              0.0000
01/01/2014 to 12/31/2014         13.448835          13.913847              0.0000
01/01/2015 to 12/31/2015         13.913847          13.337166              0.0000
01/01/2016 to 12/31/2016         13.337166          13.794725              0.0000
01/01/2017 to 12/31/2017         13.794725          15.627967              0.0000
--------------------------       ---------          ---------              ------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.579041           7.643530              0.0000
01/01/2009 to 12/31/2009          7.643530           9.648182              0.0000
01/01/2010 to 12/31/2010          9.648182          10.768891              0.0000
01/01/2011 to 12/31/2011         10.768891          10.305580              0.0000
01/01/2012 to 12/31/2012         10.305580          11.589694              0.0000
01/01/2013 to 12/31/2013         11.589694          13.379827              0.0000
01/01/2014 to 12/31/2014         13.379827          13.785815              0.0000
01/01/2015 to 12/31/2015         13.785815          13.167547              0.0000
01/01/2016 to 12/31/2016         13.167547          13.760324              0.0000
01/01/2017 to 12/31/2017         13.760324          16.097162              0.0000
--------------------------       ---------          ---------              ------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         54.885985          34.164659          4,644.0367
01/01/2009 to 12/31/2009         34.164659          39.548442          4,747.8300
01/01/2010 to 12/31/2010         39.548442          45.250145          4,170.2324
01/01/2011 to 12/31/2011         45.250145          42.470911          4,030.5629
01/01/2012 to 12/31/2012         42.470911          48.986132          3,436.0870
01/01/2013 to 12/31/2013         48.986132          64.074067          3,238.9102
01/01/2014 to 12/31/2014         64.074067          70.968606          2,584.1287
01/01/2015 to 12/31/2015         70.968606          66.901175          2,549.8436
01/01/2016 to 12/31/2016         66.901175          75.842175          2,023.0066
01/01/2017 to 12/31/2017         75.842175          86.728635          1,630.6402
--------------------------       ---------          ---------          ----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.248387           5.447743         47,468.0809
01/01/2009 to 12/31/2009          5.447743           7.748639         46,571.0200
01/01/2010 to 12/31/2010          7.748639           9.673769         43,758.2874
01/01/2011 to 12/31/2011          9.673769           9.303096         33,311.7739
01/01/2012 to 12/31/2012          9.303096          10.339524         29,596.3812
01/01/2013 to 12/31/2013         10.339524          13.807566         28,165.6434
01/01/2014 to 12/31/2014         13.807566          15.224991         23,501.3450
01/01/2015 to 12/31/2015         15.224991          15.879686         21,872.3901
01/01/2016 to 12/31/2016         15.879686          16.491457         26,101.8300
01/01/2017 to 12/31/2017         16.491457          20.115689         25,092.6017
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         22.996818          15.064482          3,182.1490
01/01/2009 to 12/31/2009         15.064482          18.637605          3,374.4800
01/01/2010 to 12/31/2010         18.637605          22.875267          2,785.1014
01/01/2011 to 12/31/2011         22.875267          21.540078          2,917.6148
01/01/2012 to 12/31/2012         21.540078          24.153427          3,043.4166
01/01/2013 to 12/31/2013         24.153427          30.773160          2,914.9209
01/01/2014 to 12/31/2014         30.773160          32.989995          2,660.9963
01/01/2015 to 12/31/2015         32.989995          29.358803          2,604.3014
01/01/2016 to 12/31/2016         29.358803          33.156161          2,685.5390
01/01/2017 to 12/31/2017         33.156161          35.492413          2,791.3674
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.773555           9.573114          1,224.2804
01/01/2014 to 12/31/2014          9.573114           9.047146          1,153.6161
01/01/2015 to 12/31/2015          9.047146           8.653855          1,082.0037
01/01/2016 to 12/31/2016          8.653855           8.888691          1,026.5739
01/01/2017 to 12/31/2017          8.888691          11.724023            909.4938
--------------------------        --------          ---------          ----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087529           6.019535              0.0000
01/01/2009 to 12/31/2009          6.019535           8.390394          1,473.8400
01/01/2010 to 12/31/2010          8.390394           8.769327          1,415.3654
01/01/2011 to 12/31/2011          8.769327           7.349611          1,347.0822
01/01/2012 to 12/31/2012          7.349611           8.438555          1,284.1466
01/01/2013 to 04/26/2013          8.438555           8.728343              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.157392          10.188914         10,758.0536
01/01/2009 to 12/31/2009         10.188914           9.987438         10,759.1000
01/01/2010 to 12/31/2010          9.987438           9.765216          2,473.9916
01/01/2011 to 12/31/2011          9.765216           9.548527          2,447.5914
01/01/2012 to 12/31/2012          9.548527           9.334919          2,459.0982
01/01/2013 to 12/31/2013          9.334919           9.127216          2,357.0626
01/01/2014 to 12/31/2014          9.127216           8.924134          2,152.7786
01/01/2015 to 12/31/2015          8.924134           8.725571          1,909.2106
01/01/2016 to 12/31/2016          8.725571           8.540993          1,688.8664
01/01/2017 to 12/31/2017          8.540993           8.404473          1,523.6713
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         12.917259          13.097601              0.0000
01/01/2015 to 12/31/2015         13.097601          12.731186              0.0000
01/01/2016 to 12/31/2016         12.731186          13.011842              0.0000
01/01/2017 to 12/31/2017         13.011842          13.605158              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.346346           8.802268         15,523.1512
01/01/2009 to 12/31/2009          8.802268          10.578024         14,231.7600
01/01/2010 to 12/31/2010         10.578024          11.470381          8,558.6272
01/01/2011 to 12/31/2011         11.470381          11.414856         10,896.3863
01/01/2012 to 12/31/2012         11.414856          12.377287         10,367.9305
01/01/2013 to 12/31/2013         12.377287          13.200720          9,846.9828
01/01/2014 to 04/25/2014         13.200720          13.273726              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.831773           8.511384         29,801.8657
01/01/2009 to 12/31/2009          8.511384          10.492966         29,351.6900
01/01/2010 to 12/31/2010         10.492966          11.531767         16,152.9895
01/01/2011 to 12/31/2011         11.531767          11.262566         13,124.2151
01/01/2012 to 12/31/2012         11.262566          12.375428         13,079.2613
01/01/2013 to 12/31/2013         12.375428          13.821453         13,038.8296
01/01/2014 to 04/25/2014         13.821453          13.845516              0.0000
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.477217          13.774881         19,895.1385
01/01/2015 to 12/31/2015         13.774881          13.323812          6,013.0153
01/01/2016 to 12/31/2016         13.323812          13.820465          5,550.5833
01/01/2017 to 12/31/2017         13.820465          14.952025          1,638.9074
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.208384           8.123901         18,475.0040
01/01/2009 to 12/31/2009          8.123901          10.193939         20,067.4400
01/01/2010 to 12/31/2010         10.193939          11.321357         10,653.7993
01/01/2011 to 12/31/2011         11.321357          10.881481          7,209.1669
01/01/2012 to 12/31/2012         10.881481          12.120189         29,644.0659
01/01/2013 to 12/31/2013         12.120189          14.151827         29,011.7581
01/01/2014 to 04/25/2014         14.151827          14.133800              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.859588          14.273038         29,058.3567
01/01/2015 to 12/31/2015         14.273038          13.778510         39,308.8977
01/01/2016 to 12/31/2016         13.778510          14.429189         18,957.7985
01/01/2017 to 12/31/2017         14.429189          16.187551         16,678.9512
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.850173           7.805785         21,814.8658
01/01/2009 to 12/31/2009          7.805785           9.929244         17,866.5000
01/01/2010 to 12/31/2010          9.929244          11.212279         19,211.7289
01/01/2011 to 12/31/2011         11.212279          10.538638         27,531.5006
01/01/2012 to 12/31/2012         10.538638          11.922644         27,235.4279
01/01/2013 to 12/31/2013         11.922644          14.678429         11,212.3961
01/01/2014 to 04/25/2014         14.678429          14.579998              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997534           6.992541              0.0000
01/01/2009 to 12/31/2009          6.992541           8.789040              0.0000
01/01/2010 to 12/31/2010          8.789040           9.456885              0.0000
01/01/2011 to 12/31/2011          9.456885           9.084098              0.0000
01/01/2012 to 12/31/2012          9.084098          10.312943              0.0000
01/01/2013 to 04/26/2013         10.312943          11.072485              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.834525          14.329431          8,689.4809
01/01/2015 to 12/31/2015         14.329431          13.772927         40,606.7083
01/01/2016 to 12/31/2016         13.772927          14.562786         40,569.1894
01/01/2017 to 12/31/2017         14.562786          16.968294         40,534.7575
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.694721           8.265299         28,452.6613
01/01/2009 to 12/31/2009          8.265299          11.410764         28,765.3300
01/01/2010 to 12/31/2010         11.410764          12.803826         27,606.8846
01/01/2011 to 12/31/2011         12.803826          13.332107         22,699.4776
01/01/2012 to 12/31/2012         13.332107          14.543483         21,625.1666
01/01/2013 to 12/31/2013         14.543483          19.411666         20,341.0370
01/01/2014 to 12/31/2014         19.411666          19.297420         16,721.7589
01/01/2015 to 12/31/2015         19.297420          17.044391         15,672.2920
01/01/2016 to 12/31/2016         17.044391          20.440233         13,686.1379
01/01/2017 to 12/31/2017         20.440233          22.493000         13,121.1350
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.063179          10.121291              0.0000
01/01/2009 to 12/31/2009         10.121291          14.123385              0.0000
01/01/2010 to 12/31/2010         14.123385          16.928916              0.0000
01/01/2011 to 12/31/2011         16.928916          13.862546              0.0000
01/01/2012 to 12/31/2012         13.862546          15.979095              0.0000
01/01/2013 to 12/31/2013         15.979095          19.936202              0.0000
01/01/2014 to 12/31/2014         19.936202          18.187606              0.0000
01/01/2015 to 12/31/2015         18.187606          18.806355              0.0000
01/01/2016 to 12/31/2016         18.806355          19.459317              0.0000
01/01/2017 to 12/31/2017         19.459317          24.821077              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         20.458349          20.706416              0.0000
01/01/2017 to 12/31/2017         20.706416          24.055444              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
05/04/2009 to 12/31/2009         11.768425          14.347035              0.0000
01/01/2010 to 12/31/2010         14.347035          16.262857              0.0000
01/01/2011 to 12/31/2011         16.262857          15.126978              0.0000
01/01/2012 to 12/31/2012         15.126978          16.323372              0.0000
01/01/2013 to 12/31/2013         16.323372          21.181513              0.0000
01/01/2014 to 12/31/2014         21.181513          22.974213              0.0000
01/01/2015 to 12/31/2015         22.974213          22.406729              0.0000
01/01/2016 to 04/29/2016         22.406729          22.483713              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.234807           8.425503         25,757.7555
01/01/2009 to 12/31/2009          8.425503          10.860020         25,611.3600
01/01/2010 to 12/31/2010         10.860020          11.873311         23,868.8427
01/01/2011 to 12/31/2011         11.873311          11.124464         22,706.8451
01/01/2012 to 12/31/2012         11.124464          12.257093         19,910.1315
01/01/2013 to 12/31/2013         12.257093          16.002718         20,509.0939
01/01/2014 to 12/31/2014         16.002718          17.281213         17,238.4386
01/01/2015 to 12/31/2015         17.281213          17.279698         15,066.7972
01/01/2016 to 12/31/2016         17.279698          18.103657         12,784.4693
01/01/2017 to 12/31/2017         18.103657          21.051274          9,975.0822
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.914447          16.492745          1,472.9793
01/01/2014 to 12/31/2014         16.492745          17.879614          1,429.3377
01/01/2015 to 12/31/2015         17.879614          17.937046          1,323.4969
01/01/2016 to 12/31/2016         17.937046          18.442518          1,061.6741
01/01/2017 to 12/31/2017         18.442518          22.530127          1,005.5250
--------------------------       ---------          ---------          ----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.148986           7.657220          1,418.6276
01/01/2009 to 12/31/2009          7.657220          11.018061          1,459.3600
01/01/2010 to 12/31/2010         11.018061          13.699453          1,422.5235
01/01/2011 to 12/31/2011         13.699453          12.395204          1,072.9415
01/01/2012 to 12/31/2012         12.395204          12.847419          1,450.6780
01/01/2013 to 04/26/2013         12.847419          13.825539              0.0000
--------------------------       ---------          ---------          ----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.415415           7.702003         12,067.8879
01/01/2009 to 12/31/2009          7.702003          10.510053         11,435.8100
01/01/2010 to 12/31/2010         10.510053          11.438987         11,134.4278
01/01/2011 to 12/31/2011         11.438987          11.209794          6,934.0206
01/01/2012 to 12/31/2012         11.209794          12.664081         29,776.9863
01/01/2013 to 12/31/2013         12.664081          16.930747         29,189.0961
01/01/2014 to 12/31/2014         16.930747          18.001430         24,856.4849
01/01/2015 to 12/31/2015         18.001430          19.455983         21,340.7803
01/01/2016 to 12/31/2016         19.455983          18.998416         22,084.6783
01/01/2017 to 12/31/2017         18.998416          25.448520         20,153.9078
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.969666           5.672126              0.0000
01/01/2009 to 12/31/2009          5.672126           6.835411              0.0000
01/01/2010 to 12/31/2010          6.835411           7.711628              0.0000
01/01/2011 to 12/31/2011          7.711628           7.250849              0.0000
01/01/2012 to 12/31/2012          7.250849           7.987064              0.0000
01/01/2013 to 04/26/2013          7.987064           8.560258              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.771427           5.164385         51,570.2530
01/01/2009 to 12/31/2009          5.164385           7.256258         49,271.0400
01/01/2010 to 12/31/2010          7.256258           7.761587         48,456.7289
01/01/2011 to 12/31/2011          7.761587           7.484471         38,903.0486
01/01/2012 to 04/27/2012          7.484471           8.396739              0.0000
--------------------------       ---------          ---------         -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.187221          13.573621              0.0000
01/01/2010 to 12/31/2010         13.573621          14.021593            759.5528
01/01/2011 to 12/31/2011         14.021593          14.690817            755.5265
01/01/2012 to 12/31/2012         14.690817          14.876865            751.3129
01/01/2013 to 12/31/2013         14.876865          14.171963          1,405.2693
01/01/2014 to 12/31/2014         14.171963          14.613210          1,378.4235
01/01/2015 to 12/31/2015         14.613210          14.280016          1,310.0129
01/01/2016 to 12/31/2016         14.280016          14.253624          1,087.0520
01/01/2017 to 12/31/2017         14.253624          14.346779            403.5240
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/01/2009 to 12/31/2009          9.879586          12.740525              0.0000
01/01/2010 to 12/31/2010         12.740525          15.686009              0.0000
01/01/2011 to 12/31/2011         15.686009          14.994187            288.0537
01/01/2012 to 12/31/2012         14.994187          17.189999            279.9061
01/01/2013 to 12/31/2013         17.189999          22.312716            286.9512
01/01/2014 to 12/31/2014         22.312716          23.826046            287.6881
01/01/2015 to 12/31/2015         23.826046          22.672156            288.8818
01/01/2016 to 12/31/2016         22.672156          26.619724            269.9715
01/01/2017 to 12/31/2017         26.619724          30.090527            277.7867
--------------------------       ---------          ---------            --------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.440649          10.816241              0.0000
01/01/2010 to 12/31/2010         10.816241          11.396897              0.0000
01/01/2011 to 12/31/2011         11.396897           9.733698              0.0000
01/01/2012 to 12/31/2012          9.733698          11.223230              0.0000
01/01/2013 to 12/31/2013         11.223230          13.326006          2,959.9569
01/01/2014 to 12/31/2014         13.326006          12.204613          2,959.9569
01/01/2015 to 12/31/2015         12.204613          11.776597          2,959.9569
01/01/2016 to 12/31/2016         11.776597          11.626112          2,959.9569
01/01/2017 to 12/31/2017         11.626112          14.158476          2,959.9569
--------------------------       ---------          ---------          ----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.463003          12.806375              0.0000
01/01/2010 to 12/31/2010         12.806375          15.845681              0.0000
01/01/2011 to 12/31/2011         15.845681          14.823223            290.9978
01/01/2012 to 12/31/2012         14.823223          16.802557            288.3630
01/01/2013 to 12/31/2013         16.802557          22.691795            802.1824
01/01/2014 to 12/31/2014         22.691795          23.236339            817.0068
01/01/2015 to 12/31/2015         23.236339          21.688623            821.6109
01/01/2016 to 12/31/2016         21.688623          25.643654            800.1701
01/01/2017 to 12/31/2017         25.643654          28.660140            811.3313
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.046340           8.002451         30,702.9857
01/01/2009 to 12/31/2009          8.002451           9.852533         34,542.8000
01/01/2010 to 12/31/2010          9.852533          11.029397         33,815.8881
01/01/2011 to 12/31/2011         11.029397          10.960860         28,453.0657
01/01/2012 to 12/31/2012         10.960860          12.369083         26,528.5512
01/01/2013 to 12/31/2013         12.369083          15.927631         35,243.5351
01/01/2014 to 12/31/2014         15.927631          17.613187         30,690.9436
01/01/2015 to 12/31/2015         17.613187          17.378584         29,498.3736
01/01/2016 to 12/31/2016         17.378584          18.926100         28,251.1133
01/01/2017 to 12/31/2017         18.926100          22.435546         27,655.4500
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.371689          12.049513            531.9676
01/01/2014 to 12/31/2014         12.049513          13.025784            521.6261
01/01/2015 to 12/31/2015         13.025784          12.689537            516.9173
01/01/2016 to 12/31/2016         12.689537          14.156102            509.6183
01/01/2017 to 12/31/2017         14.156102          16.275826            514.3027
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.997534           6.561545              0.0000
01/01/2009 to 12/31/2009          6.561545           8.012028              0.0000
01/01/2010 to 12/31/2010          8.012028           8.697412              0.0000
01/01/2011 to 12/31/2011          8.697412           8.457777            536.2914
01/01/2012 to 12/31/2012          8.457777           9.419343            510.4549
01/01/2013 to 04/26/2013          9.419343          10.290215              0.0000
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.960930          18.576250         15,851.7021
01/01/2014 to 12/31/2014         18.576250          18.108316         15,104.5239
01/01/2015 to 12/31/2015         18.108316          17.772688         13,487.6505
01/01/2016 to 12/31/2016         17.772688          20.573755         12,321.7155
01/01/2017 to 12/31/2017         20.573755          23.233121         12,041.8034
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         14.874343           8.972364         21,965.3782
01/01/2009 to 12/31/2009          8.972364          11.997743         22,532.1300
01/01/2010 to 12/31/2010         11.997743          14.412613         20,824.8843
01/01/2011 to 12/31/2011         14.412613          13.348997         17,093.2897
01/01/2012 to 12/31/2012         13.348997          13.740239         16,493.3670
01/01/2013 to 04/26/2013         13.740239          14.858002              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.466601           8.118637         34,587.0457
01/01/2014 to 12/31/2014          8.118637           8.638606         22,746.3547
01/01/2015 to 12/31/2015          8.638606           9.334350         17,502.4858
01/01/2016 to 12/31/2016          9.334350           9.266474         16,075.9593
01/01/2017 to 12/31/2017          9.266474          12.094255         15,064.3308
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.061397           3.291754         48,680.5931
01/01/2009 to 12/31/2009          3.291754           5.116672         47,180.3300
01/01/2010 to 12/31/2010          5.116672           6.388264         45,084.0233
01/01/2011 to 12/31/2011          6.388264           5.628300         36,616.7021
01/01/2012 to 12/31/2012          5.628300           6.169237         35,534.0879
01/01/2013 to 04/26/2013          6.169237           6.433892              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.577138          14.640702              0.0000
01/01/2010 to 12/31/2010         14.640702          18.470140              0.0000
01/01/2011 to 12/31/2011         18.470140          15.048401              0.0000
01/01/2012 to 12/31/2012         15.048401          15.091115              0.0000
01/01/2013 to 12/31/2013         15.091115          16.342255              0.0000
01/01/2014 to 12/31/2014         16.342255          12.970600              0.0000
01/01/2015 to 12/31/2015         12.970600           8.527336              0.0000
01/01/2016 to 12/31/2016          8.527336          11.984569              0.0000
01/01/2017 to 12/31/2017         11.984569          11.631847              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         24.979207          25.763328          4,748.2226
01/01/2017 to 12/31/2017         25.763328          27.190064          4,770.9154
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.407838          14.649004          9,944.1222
01/01/2009 to 12/31/2009         14.649004          19.590315          8,907.8100
01/01/2010 to 12/31/2010         19.590315          21.638158          7,981.0152
01/01/2011 to 12/31/2011         21.638158          22.101302          7,196.5285
01/01/2012 to 12/31/2012         22.101302          24.404615          7,058.3412
01/01/2013 to 12/31/2013         24.404615          25.765601          7,287.0939
01/01/2014 to 12/31/2014         25.765601          26.408906          6,428.0390
01/01/2015 to 12/31/2015         26.408906          25.259805          4,994.4478
01/01/2016 to 04/29/2016         25.259805          25.954912              0.0000
--------------------------       ---------          ---------         -----------


                      2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      25.489263          26.312423                 0.0000
01/01/2017 to 12/31/2017      26.312423          27.783154                 0.0000
--------------------------    ---------          ---------                 ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      20.784812          21.709363                 0.0000
01/01/2011 to 12/31/2011      21.709363          21.961511                 0.0000
01/01/2012 to 12/31/2012      21.961511          23.929869                 0.0000
01/01/2013 to 12/31/2013      23.929869          23.727550                 0.0000
01/01/2014 to 12/31/2014      23.727550          24.230334                 0.0000
01/01/2015 to 12/31/2015      24.230334          23.345936                 0.0000
01/01/2016 to 04/29/2016      23.345936          23.858096                 0.0000
--------------------------    ---------          ---------                 ------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      14.836526          14.428350                 0.0000
01/01/2009 to 12/31/2009      14.428350          14.682984             1,317.7300
01/01/2010 to 12/31/2010      14.682984          15.144857               349.2620
01/01/2011 to 12/31/2011      15.144857          15.588596               347.4106
01/01/2012 to 12/31/2012      15.588596          15.704417               345.4734
01/01/2013 to 12/31/2013      15.704417          15.215992               319.2698
01/01/2014 to 12/31/2014      15.215992          15.256843               285.7874
01/01/2015 to 12/31/2015      15.256843          14.963183               252.1866
01/01/2016 to 12/31/2016      14.963183          14.779683               218.1691
01/01/2017 to 12/31/2017      14.779683          14.693943               185.5502

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account
A) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended or since inception, the statements of changes in net assets for each of the two years in the period then ended or since inception, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended or since inception, the changes in their net assets for each of the two years in the period then ended or since inception, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                                                  AMERICAN FUNDS
                                               ALGER SMALL CAP       AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                                   GROWTH                 BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............   $        53,660,724   $       135,763,688   $       313,542,121   $       119,808,052
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            53,660,724           135,763,688           313,542,121           119,808,052
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    --                    55                   110                   130
   Due to Brighthouse Life Insurance
     Company..............................                    --                     1                     1                     1
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                    --                    56                   111                   131
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        53,660,724   $       135,763,632   $       313,542,010   $       119,807,921
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        53,660,724   $       135,759,096   $       313,465,279   $       119,805,658
   Net assets from contracts in payout....                    --                 4,536                76,731                 2,263
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................   $        53,660,724   $       135,763,632   $       313,542,010   $       119,807,921
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                             BHFTI ALLIANZ
                                                                                                           GLOBAL INVESTORS
                                             AMERICAN FUNDS      AMERICAN FUNDS       BHFTI AB GLOBAL           DYNAMIC
                                                 GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION     MULTI-ASSET PLUS
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       785,751,859  $       403,461,649  $     3,260,338,955  $       114,069,876
   Due from Brighthouse Life Insurance
     Company............................                    1                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          785,751,860          403,461,649        3,260,338,955          114,069,876
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  107                   92                  167                  126
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  107                   92                  167                  126
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       785,751,753  $       403,461,557  $     3,260,338,788  $       114,069,750
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       785,657,246  $       403,331,366  $     3,259,960,576  $       114,053,048
   Net assets from contracts in payout..               94,507              130,191              378,212               16,702
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       785,751,753  $       403,461,557  $     3,260,338,788  $       114,069,750
                                          ===================  ===================  ===================  ===================

                                                  BHFTI
                                             AMERICAN FUNDS            BHFTI                BHFTI                 BHFTI
                                                BALANCED          AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                               ALLOCATION        GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,411,543,595  $      1,978,846,814  $       747,840,849  $     1,633,368,205
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................        3,411,543,595         1,978,846,814          747,840,849        1,633,368,205
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   88                   186                  112                  160
   Due to Brighthouse Life Insurance
     Company............................                   --                     1                   --                    1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   88                   187                  112                  161
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     3,411,543,507  $      1,978,846,627  $       747,840,737  $     1,633,368,044
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,410,870,849  $      1,978,196,576  $       747,827,684  $     1,632,364,738
   Net assets from contracts in payout..              672,658               650,051               13,053            1,003,306
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     3,411,543,507  $      1,978,846,627  $       747,840,737  $     1,633,368,044
                                          ===================  ====================  ===================  ====================


                                                BHFTI AQR              BHFTI
                                               GLOBAL RISK       BLACKROCK GLOBAL
                                                BALANCED        TACTICAL STRATEGIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      2,373,211,993  $     5,151,909,262
   Due from Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
       Total Assets.....................         2,373,211,993        5,151,909,263
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   135                  148
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   135                  148
                                          --------------------  -------------------

NET ASSETS..............................  $      2,373,211,858  $     5,151,909,115
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,372,730,172  $     5,151,581,875
   Net assets from contracts in payout..               481,686              327,240
                                          --------------------  -------------------
       Total Net Assets.................  $      2,373,211,858  $     5,151,909,115
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                       BHFTI
                                                  BHFTI             BRIGHTHOUSE             BHFTI                 BHFTI
                                                BLACKROCK              ASSET             BRIGHTHOUSE           BRIGHTHOUSE
                                               HIGH YIELD         ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        232,649,302  $       615,557,473  $     7,952,160,132  $        261,043,198
   Due from Brighthouse Life Insurance
     Company............................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           232,649,302          615,557,474        7,952,160,132           261,043,198
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   204                  120                  103                   156
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   204                  120                  103                   156
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        232,649,098  $       615,557,354  $     7,952,160,029  $        261,043,042
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        232,617,311  $       615,113,338  $     7,951,623,382  $        260,731,559
   Net assets from contracts in payout..                31,787              444,016              536,647               311,483
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        232,649,098  $       615,557,354  $     7,952,160,029  $        261,043,042
                                          ====================  ===================  ===================  ====================

                                                                                                                  BHFTI
                                                 BHFTI                BHFTI                 BHFTI             BRIGHTHOUSE/
                                             BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/          FRANKLIN LOW
                                           ABERDEEN EMERGING         ARTISAN             EATON VANCE            DURATION
                                            MARKETS EQUITY        INTERNATIONAL         FLOATING RATE         TOTAL RETURN
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       427,076,910  $           311,031  $         62,559,000  $        149,708,348
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                     1                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          427,076,910              311,031            62,559,001           149,708,348
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  194                   49                   152                   171
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                  195                   49                   152                   171
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       427,076,715  $           310,982  $         62,558,849  $        149,708,177
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       426,988,377  $           310,982  $         62,545,207  $        149,614,584
   Net assets from contracts in payout..               88,338                   --                13,642                93,593
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       427,076,715  $           310,982  $         62,558,849  $        149,708,177
                                          ===================  ===================  ====================  ====================

                                                  BHFTI               BHFTI
                                              BRIGHTHOUSE/        BRIGHTHOUSE/
                                                TEMPLETON          WELLINGTON
                                              INTERNATIONAL         LARGE CAP
                                                  BOND              RESEARCH
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        37,465,445  $        16,261,808
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Assets....................           37,465,445           16,261,808
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                  129
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                  121                  129
                                          -------------------  -------------------

NET ASSETS..............................  $        37,465,324  $        16,261,679
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        37,465,324  $        16,261,679
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $        37,465,324  $        16,261,679
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                       BHFTI
                                              BHFTI CLARION         CLEARBRIDGE              BHFTI            BHFTI INVESCO
                                                 GLOBAL             AGGRESSIVE          HARRIS OAKMARK        BALANCED-RISK
                                               REAL ESTATE            GROWTH             INTERNATIONAL         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        269,483,462  $       473,172,102  $        665,787,732  $     1,045,420,060
   Due from Brighthouse Life Insurance
     Company............................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           269,483,462          473,172,104           665,787,732        1,045,420,060
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   205                  259                   184                  174
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   206                  259                   184                  174
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        269,483,256  $       473,171,845  $        665,787,548  $     1,045,419,886
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        269,382,076  $       473,067,216  $        665,412,954  $     1,045,339,123
   Net assets from contracts in payout..               101,180              104,629               374,594               80,763
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        269,483,256  $       473,171,845  $        665,787,548  $     1,045,419,886
                                          ====================  ===================  ====================  ===================

                                                                                                                  BHFTI
                                                                   BHFTI INVESCO            BHFTI               JPMORGAN
                                             BHFTI INVESCO           SMALL CAP            JPMORGAN            GLOBAL ACTIVE
                                               COMSTOCK               GROWTH              CORE BOND            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       772,000,637  $       328,908,451  $        342,738,339  $     1,175,046,150
   Due from Brighthouse Life Insurance
     Company............................                    1                    2                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          772,000,638          328,908,453           342,738,339        1,175,046,150
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  206                  291                   134                  137
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  206                  291                   134                  138
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       772,000,432  $       328,908,162  $        342,738,205  $     1,175,046,012
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       771,819,495  $       328,677,940  $        342,732,903  $     1,175,024,276
   Net assets from contracts in payout..              180,937              230,222                 5,302               21,736
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       772,000,432  $       328,908,162  $        342,738,205  $     1,175,046,012
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                JPMORGAN               BHFTI
                                                SMALL CAP          LOOMIS SAYLES
                                                  VALUE           GLOBAL MARKETS
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         24,296,429  $       157,610,420
   Due from Brighthouse Life Insurance
     Company............................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................            24,296,430          157,610,420
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   258                  137
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   258                  137
                                          --------------------  -------------------

NET ASSETS..............................  $         24,296,172  $       157,610,283
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         24,287,641  $       157,578,950
   Net assets from contracts in payout..                 8,531               31,333
                                          --------------------  -------------------
       Total Net Assets.................  $         24,296,172  $       157,610,283
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI
                                                 METLIFE             BHFTI MFS               BHFTI                BHFTI
                                               MULTI-INDEX           RESEARCH           MORGAN STANLEY         OPPENHEIMER
                                              TARGETED RISK        INTERNATIONAL        MID CAP GROWTH        GLOBAL EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        977,135,475  $       276,582,672  $       246,048,682  $         66,932,092
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    1                     5
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           977,135,475          276,582,672          246,048,683            66,932,097
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   142                  206                  195                   150
   Due to Brighthouse Life Insurance
     Company............................                    11                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   153                  207                  195                   150
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        977,135,322  $       276,582,465  $       246,048,488  $         66,931,947
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        977,132,637  $       276,448,476  $       246,002,047  $         66,931,947
   Net assets from contracts in payout..                 2,685              133,989               46,441                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        977,135,322  $       276,582,465  $       246,048,488  $         66,931,947
                                          ====================  ===================  ===================  ====================

                                                  BHFTI                                                           BHFTI
                                                PANAGORA               BHFTI                 BHFTI               PYRAMIS
                                                 GLOBAL           PIMCO INFLATION            PIMCO             GOVERNMENT
                                            DIVERSIFIED RISK      PROTECTED BOND         TOTAL RETURN            INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        154,257,012  $       633,945,131  $     1,482,271,074  $        576,103,831
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           154,257,012          633,945,131        1,482,271,074           576,103,831
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   154                  183                  190                   190
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   154                  184                  191                   191
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        154,256,858  $       633,944,947  $     1,482,270,883  $        576,103,640
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        154,216,172  $       633,722,370  $     1,481,853,178  $        576,026,810
   Net assets from contracts in payout..                40,686              222,577              417,705                76,830
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        154,256,858  $       633,944,947  $     1,482,270,883  $        576,103,640
                                          ====================  ===================  ===================  ====================

                                                  BHFTI                BHFTI
                                                SCHRODERS            SCHRODERS
                                                 GLOBAL               GLOBAL
                                             MULTI-ASSET II         MULTI-ASSET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       509,815,055  $        628,730,300
   Due from Brighthouse Life Insurance
     Company............................                   --                     1
                                          -------------------  --------------------
       Total Assets.....................          509,815,055           628,730,301
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  125                   143
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                  125                   143
                                          -------------------  --------------------

NET ASSETS..............................  $       509,814,930  $        628,730,158
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       509,803,512  $        628,647,154
   Net assets from contracts in payout..               11,418                83,004
                                          -------------------  --------------------
       Total Net Assets.................  $       509,814,930  $        628,730,158
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                              BHFTI SSGA                                BHFTI T. ROWE        BHFTI T. ROWE
                                              GROWTH AND           BHFTI SSGA            PRICE LARGE           PRICE MID
                                              INCOME ETF           GROWTH ETF             CAP VALUE           CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     1,340,475,053  $       492,240,154  $       785,053,182  $        500,453,836
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   47                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................        1,340,475,053          492,240,154          785,053,229           500,453,836
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  145                   98                  257                    72
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  145                   98                  257                    72
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     1,340,474,908  $       492,240,056  $       785,052,972  $        500,453,764
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,340,053,478  $       491,792,744  $       784,544,424  $        500,280,371
   Net assets from contracts in payout..              421,430              447,312              508,548               173,393
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $     1,340,474,908  $       492,240,056  $       785,052,972  $        500,453,764
                                          ===================  ===================  ===================  ====================

                                                                                           BHFTI           BHFTII BAILLIE
                                                BHFTI TCW              BHFTI           WELLS CAPITAL           GIFFORD
                                               CORE FIXED        VICTORY SYCAMORE       MANAGEMENT          INTERNATIONAL
                                                 INCOME            MID CAP VALUE       MID CAP VALUE            STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $           348,905  $       267,405,157  $       132,289,123  $       250,476,979
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................              348,905          267,405,158          132,289,123          250,476,979
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   95                  191                  134                  116
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                   --                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   96                  191                  134                  120
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $           348,809  $       267,404,967  $       132,288,989  $       250,476,859
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           348,809  $       267,250,057  $       132,222,034  $       250,450,439
   Net assets from contracts in payout..                   --              154,910               66,955               26,420
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $           348,809  $       267,404,967  $       132,288,989  $       250,476,859
                                          ===================  ===================  ===================  ===================

                                                                      BHFTII
                                                 BHFTII              BLACKROCK
                                                BLACKROCK             CAPITAL
                                               BOND INCOME         APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        72,493,297  $        16,274,051
   Due from Brighthouse Life Insurance
     Company............................                   --                    2
                                          -------------------  -------------------
       Total Assets.....................           72,493,297           16,274,053
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  207                  270
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                  207                  270
                                          -------------------  -------------------

NET ASSETS..............................  $        72,493,090  $        16,273,783
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        72,425,836  $        16,263,755
   Net assets from contracts in payout..               67,254               10,028
                                          -------------------  -------------------
       Total Net Assets.................  $        72,493,090  $        16,273,783
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                                BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                               ULTRA-SHORT              ASSET                 ASSET                 ASSET
                                                TERM BOND           ALLOCATION 20         ALLOCATION 40         ALLOCATION 60
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        293,895,529  $        103,669,903  $      3,782,893,040  $      6,576,710,762
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           293,895,530           103,669,903         3,782,893,040         6,576,710,763
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   396                   135                    93                   108
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   396                   135                    94                   108
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        293,895,134  $        103,669,768  $      3,782,892,946  $      6,576,710,655
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        293,800,589  $        103,669,768  $      3,778,541,404  $      6,572,845,562
   Net assets from contracts in payout..                94,545                    --             4,351,542             3,865,093
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        293,895,134  $        103,669,768  $      3,782,892,946  $      6,576,710,655
                                          ====================  ====================  ====================  ====================

                                                                                          BHFTII                BHFTII
                                                BHFTII               BHFTII            BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE         BRIGHTHOUSE/          DIMENSIONAL           WELLINGTON
                                                 ASSET               ARTISAN           INTERNATIONAL          CORE EQUITY
                                             ALLOCATION 80        MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     5,997,031,358  $       207,336,536  $        72,337,642  $        831,306,430
   Due from Brighthouse Life Insurance
     Company............................                   12                  100                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
        Total Assets....................        5,997,031,370          207,336,636           72,337,643           831,306,431
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                   69                  132                   312
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   45                   69                  132                   312
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     5,997,031,325  $       207,336,567  $        72,337,511  $        831,306,119
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     5,994,194,473  $       207,043,445  $        72,337,511  $        830,817,586
   Net assets from contracts in payout..            2,836,852              293,122                   --               488,533
                                          -------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $     5,997,031,325  $       207,336,567  $        72,337,511  $        831,306,119
                                          ===================  ===================  ===================  ====================



                                                 BHFTII
                                                FRONTIER               BHFTII
                                             MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,637,929  $        507,080,428
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            72,637,929           507,080,428
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    79                   140
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    79                   141
                                          --------------------  --------------------

NET ASSETS..............................  $         72,637,850  $        507,080,287
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,606,944  $        506,509,965
   Net assets from contracts in payout..                30,906               570,322
                                          --------------------  --------------------
        Total Net Assets................  $         72,637,850  $        507,080,287
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                 BHFTII               BHFTII              BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES          METLIFE
                                                SMALL CAP            SMALL CAP           AGGREGATE         BHFTII METLIFE
                                                  CORE                GROWTH            BOND INDEX       MID CAP STOCK INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        14,483,508  $           344,106  $       313,384,967  $       166,303,995
   Due from Brighthouse Life Insurance
     Company............................                    2                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           14,483,510              344,106          313,384,967          166,303,995
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  177                   49                  166                  162
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  177                   49                  167                  162
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        14,483,333  $           344,057  $       313,384,800  $       166,303,833
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,483,333  $           344,057  $       313,362,006  $       166,303,833
   Net assets from contracts in payout..                   --                   --               22,794                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        14,483,333  $           344,057  $       313,384,800  $       166,303,833
                                          ===================  ===================  ===================  ===================



                                            BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE           BHFTII
                                            MSCI EAFE INDEX     RUSSELL 2000 INDEX       STOCK INDEX       MFS TOTAL RETURN
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       122,285,741  $       152,382,278  $        639,076,756  $        42,885,767
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          122,285,741          152,382,279           639,076,756           42,885,768
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  135                  132                    94                  200
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  135                  132                    94                  200
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       122,285,606  $       152,382,147  $        639,076,662  $        42,885,568
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       122,285,606  $       152,382,147  $        638,872,843  $        42,857,672
   Net assets from contracts in payout..                   --                   --               203,819               27,896
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       122,285,606  $       152,382,147  $        639,076,662  $        42,885,568
                                          ===================  ===================  ====================  ===================



                                                 BHFTII               BHFTII
                                              MFS VALUE II           MFS VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,909,870  $       301,210,008
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            4,909,870          301,210,008
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   53                  221
   Due to Brighthouse Life Insurance
     Company............................                   --                    6
                                          -------------------  -------------------
       Total Liabilities................                   53                  227
                                          -------------------  -------------------

NET ASSETS..............................  $         4,909,817  $       301,209,781
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,909,817  $       301,091,625
   Net assets from contracts in payout..                   --              118,156
                                          -------------------  -------------------
       Total Net Assets.................  $         4,909,817  $       301,209,781
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                      BHFTII                BHFTII            BHFTII VANECK
                                           BHFTII NEUBERGER        T. ROWE PRICE         T. ROWE PRICE       GLOBAL NATURAL
                                            BERMAN GENESIS       LARGE CAP GROWTH      SMALL CAP GROWTH         RESOURCES
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,038,146  $        261,127,566  $         14,148,587  $        88,061,390
   Due from Brighthouse Life Insurance
     Company............................                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          136,038,147           261,127,566            14,148,587           88,061,390
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  184                   147                    72                   56
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  184                   147                    72                   56
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       136,037,963  $        261,127,419  $         14,148,515  $        88,061,334
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       135,778,183  $        261,093,193  $         14,148,515  $        88,061,334
   Net assets from contracts in payout..              259,780                34,226                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       136,037,963  $        261,127,419  $         14,148,515  $        88,061,334
                                          ===================  ====================  ====================  ===================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT     BHFTII WESTERN                                  DEUTSCHE I
                                             STRATEGIC BOND     ASSET MANAGEMENT           BLACKROCK                CROCI
                                              OPPORTUNITIES      U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.    INTERNATIONAL VIP
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  -------------------  ----------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,066,892,713  $       244,111,302   $          2,999,474   $        12,446,513
   Due from Brighthouse Life Insurance
     Company............................                   19                   --                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Assets....................        1,066,892,732          244,111,302              2,999,474            12,446,513
                                          -------------------  -------------------  ----------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  374                  293                    131                     4
   Due to Brighthouse Life Insurance
     Company............................                   --                    1                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Liabilities...............                  374                  294                    131                     4
                                          -------------------  -------------------  ----------------------  -------------------

NET ASSETS..............................  $     1,066,892,358  $       244,111,008   $          2,999,343   $        12,446,509
                                          ===================  ===================  ======================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,066,538,720  $       244,002,976   $          2,999,343   $        12,446,509
   Net assets from contracts in payout..              353,638              108,032                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Net Assets................  $     1,066,892,358  $       244,111,008   $          2,999,343   $        12,446,509
                                          ===================  ===================  ======================  ===================


                                               FEDERATED
                                              HIGH INCOME            FEDERATED
                                                 BOND                 KAUFMAN
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $             2,011  $             58,971
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................                2,011                58,971
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     7
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                    3                     7
                                          -------------------  --------------------

NET ASSETS..............................  $             2,008  $             58,964
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             2,008  $             58,964
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $             2,008  $             58,964
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              ASSET MANAGER          CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,267,999  $        625,750,922  $          4,975,328  $      4,703,906,420
   Due from Brighthouse Life Insurance
     Company............................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            72,267,999           625,750,923             4,975,328         4,703,906,420
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                    73                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                    73                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         72,267,994  $        625,750,850  $          4,975,328  $      4,703,906,420
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,267,994  $        625,749,038  $          4,975,328  $      4,703,906,420
   Net assets from contracts in payout..                    --                 1,812                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         72,267,994  $        625,750,850  $          4,975,328  $      4,703,906,420
                                          ====================  ====================  ====================  ====================

                                                                    FIDELITY VIP
                                              FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 60%        MONEY MARKET             GROWTH               INDEX 500
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,781,261,557  $         17,602,168  $        177,086,634  $         66,077,867
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         2,781,261,557            17,602,168           177,086,634            66,077,867
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    11                     5                     6
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    11                     6                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
                                          ====================  ====================  ====================  ====================


                                              FIDELITY VIP          FIDELITY VIP
                                                 MID CAP              OVERSEAS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        444,177,864  $          4,543,644
   Due from Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Assets....................           444,177,866             4,543,644
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    32                    --
                                          --------------------  --------------------

NET ASSETS..............................  $        444,177,834  $          4,543,644
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        444,166,934  $          4,543,644
   Net assets from contracts in payout..                10,900                    --
                                          --------------------  --------------------
        Total Net Assets................  $        444,177,834  $          4,543,644
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                               INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        259,462,801  $        133,542,972  $        131,376,342  $         70,683,514
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           259,462,801           133,542,972           131,376,342            70,683,514
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    98                    55                    29                    58
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    98                    55                    29                    59
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        259,462,703  $        133,542,917  $        131,376,313  $         70,683,455
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        259,370,484  $        133,536,367  $        131,376,165  $         70,651,760
   Net assets from contracts in payout..                92,219                 6,550                   148                31,695
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        259,462,703  $        133,542,917  $        131,376,313  $         70,683,455
                                          ====================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        207,536,211  $             14,939  $            130,081  $        681,403,312
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           207,536,211                14,939               130,081           681,403,312
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    26                     2                    --                    39
   Due to Brighthouse Life Insurance
     Company............................                    --                    14                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    26                    16                    --                    39
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        207,536,185  $             14,923  $            130,081  $        681,403,273
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        207,515,694  $             14,923  $            130,081  $        681,370,147
   Net assets from contracts in payout..                20,491                    --                    --                33,126
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        207,536,185  $             14,923  $            130,081  $        681,403,273
                                          ====================  ====================  ====================  ====================

                                               INVESCO V.I.         INVESCO V.I.
                                             GROWTH AND INCOME  INTERNATIONAL GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $              1,110  $        269,423,790
   Due from Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Assets....................                 1,112           269,423,790
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                    35
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                     2                    36
                                          --------------------  --------------------

NET ASSETS..............................  $              1,110  $        269,423,754
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              1,110  $        269,413,716
   Net assets from contracts in payout..                    --                10,038
                                          --------------------  --------------------
        Total Net Assets................  $              1,110  $        269,423,754
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                      LMPVET                LMPVET                LMPVET
                                             IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               STRATEGY          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           333,030  $       321,470,047   $        452,130,470   $       224,473,020
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                     --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................              333,030          321,470,048            452,130,470           224,473,020
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   33                  150                     72                    81
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                      3                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                   34                  150                     75                    81
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $           332,996  $       321,469,898   $        452,130,395   $       224,472,939
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           332,996  $       321,439,390   $        452,108,327   $       224,367,485
   Net assets from contracts in payout..                   --               30,508                 22,068               105,454
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $           332,996  $       321,469,898   $        452,130,395   $       224,472,939
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE       QS VARIABLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH     CONSERVATIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $         3,261,728   $         7,016,666  $       113,694,896   $        40,132,589
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................             3,261,728             7,016,666          113,694,896            40,132,589
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    70                    94                  106                    50
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    70                    94                  106                    50
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $         3,261,658   $         7,016,572  $       113,694,790   $        40,132,539
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         3,256,235   $         7,016,572  $       113,685,857   $        40,132,539
   Net assets from contracts in payout..                 5,423                    --                8,933                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $         3,261,658   $         7,016,572  $       113,694,790   $        40,132,539
                                          ====================  ====================  ====================  ====================

                                                                      LMPVET
                                                LMPVET              QS VARIABLE
                                          QS VARIABLE GROWTH      MODERATE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        89,558,280  $           803,890
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           89,558,280              803,890
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   57                   21
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   57                   21
                                          -------------------  -------------------

NET ASSETS..............................  $        89,558,223  $           803,869
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        89,456,057  $           803,869
   Net assets from contracts in payout..              102,166                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        89,558,223  $           803,869
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                             LMPVIT WESTERN
                                             ASSET VARIABLE
                                               GLOBAL HIGH            MFS VIT               MFS VIT             MFS VIT
                                               YIELD BOND         INVESTORS TRUST        NEW DISCOVERY         RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         87,572,503  $             6,052  $             6,573  $            21,109
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            87,572,503                6,052                6,573               21,109
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   118                    9                   10                    9
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   119                    9                   10                    9
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         87,572,384  $             6,043  $             6,563  $            21,100
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         87,561,202  $             6,043  $             6,563  $            21,100
   Net assets from contracts in payout..                11,182                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         87,572,384  $             6,043  $             6,563  $            21,100
                                          ====================  ===================  ===================  ===================


                                                                   OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                                           NEUBERGER BERMAN         VA GLOBAL           VA GOVERNMENT       VA MAIN STREET
                                                GENESIS        MULTI-ALTERNATIVES           MONEY              SMALL CAP
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             5,512  $           253,700  $              3,223  $       116,688,064
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................                5,512              253,700                 3,223          116,688,064
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    7                   36                     4                   41
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    7                   36                     4                   41
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             5,505  $           253,664  $              3,219  $       116,688,023
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             5,505  $           253,664  $              3,219  $       116,685,210
   Net assets from contracts in payout..                   --                   --                    --                2,813
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             5,505  $           253,664  $              3,219  $       116,688,023
                                          ===================  ===================  ====================  ===================


                                                                   OPPENHEIMER
                                               OPPENHEIMER       VA TOTAL RETURN
                                             VA MAIN STREET           BOND
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           113,981  $             2,566
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              113,981                2,566
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                    4
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   --                    4
                                          -------------------  -------------------

NET ASSETS..............................  $           113,981  $             2,562
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           113,981  $             2,562
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           113,981  $             2,562
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                               PIMCO VIT
                                               COMMODITY            PIMCO VIT             PIMCO VIT
                                              REALRETURN        EMERGING MARKETS        UNCONSTRAINED         PIONEER VCT
                                               STRATEGY               BOND                  BOND             MID CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           463,281  $           921,510  $            564,166  $        69,380,492
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................              463,281              921,510               564,166           69,380,493
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   38                   39                    31                  104
   Due to Brighthouse Life Insurance
     Company............................                   --                    1                     1                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   38                   40                    32                  104
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           463,243  $           921,470  $            564,134  $        69,380,389
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           463,243  $           921,470  $            564,134  $        69,380,389
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $           463,243  $           921,470  $            564,134  $        69,380,389
                                          ===================  ===================  ====================  ===================


                                                                   T. ROWE PRICE                               T. ROWE PRICE
                                               PIONEER VCT          GOVERNMENT           T. ROWE PRICE         INTERNATIONAL
                                           REAL ESTATE SHARES          MONEY             GROWTH STOCK              STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            243,772  $           389,381  $          7,996,386  $            517,492
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................               243,772              389,381             7,996,386               517,492
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                    9                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                     1                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    58                   10                     1                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            243,714  $           389,371  $          7,996,385  $            517,492
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            243,714  $           389,371  $          7,996,385  $            517,492
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            243,714  $           389,371  $          7,996,385  $            517,492
                                          ====================  ===================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE           VIF GLOBAL
                                                BALANCED          INFRASTRUCTURE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $           146,674  $            545,227
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................              146,674               545,227
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   34                    32
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                   34                    32
                                          -------------------  --------------------

NET ASSETS..............................  $           146,640  $            545,195
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           143,377  $            545,195
   Net assets from contracts in payout..                3,263                    --
                                          -------------------  --------------------
        Total Net Assets................  $           146,640  $            545,195
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                              AMERICAN FUNDS
                                                ALGER SMALL CAP      AMERICAN FUNDS       AMERICAN FUNDS       GLOBAL SMALL
                                                    GROWTH                BOND             GLOBAL GROWTH      CAPITALIZATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,599,798  $         1,944,457  $           494,382
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              678,275            1,477,066            3,610,644            1,301,793
      Administrative charges...............                   --              335,048              754,993              247,434
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              678,275            1,812,114            4,365,637            1,549,227
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (678,275)              787,684          (2,421,180)          (1,054,845)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,962,239            9,121,780                   --
      Realized gains (losses) on sale of
        investments........................          (1,023,289)               79,499            9,179,914            1,603,200
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,023,289)            2,041,738           18,301,694            1,603,200
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,647,718              174,230           62,144,209           24,178,814
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,624,429            2,215,968           80,445,903           25,782,014
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,946,154  $         3,003,652  $        78,024,723  $        24,727,169
                                             ===================  ===================  ===================  ===================

                                                                                                               BHFTI ALLIANZ
                                                                                                             GLOBAL INVESTORS
                                               AMERICAN FUNDS       AMERICAN FUNDS       BHFTI AB GLOBAL          DYNAMIC
                                                   GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION    MULTI-ASSET PLUS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,750,750  $         5,326,691  $       47,444,610  $         1,456,826
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,269,628            4,797,141          36,542,697            1,061,393
      Administrative charges...............            1,839,124              877,025           7,975,114              240,198
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................           11,108,752            5,674,166          44,517,811            1,301,591
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (7,358,002)            (347,475)           2,926,799              155,235
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,699,581           24,792,459                  --                   --
      Realized gains (losses) on sale of
        investments........................           27,566,455            8,058,280          42,727,382              152,771
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......          101,266,036           32,850,739          42,727,382              152,771
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           85,965,988           39,728,258         319,629,552           12,311,039
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          187,232,024           72,578,997         362,356,934           12,463,810
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       179,874,022  $        72,231,522  $      365,283,733  $        12,619,045
                                             ===================  ===================  ==================  ===================

                                                     BHFTI
                                                AMERICAN FUNDS            BHFTI
                                                   BALANCED          AMERICAN FUNDS
                                                  ALLOCATION        GROWTH ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        49,183,865  $        23,304,954
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           41,914,699           24,646,753
      Administrative charges...............            8,225,021            4,680,372
                                             -------------------  -------------------
        Total expenses.....................           50,139,720           29,327,125
                                             -------------------  -------------------
          Net investment income (loss).....            (955,855)          (6,022,171)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,207,340          119,321,364
      Realized gains (losses) on sale of
        investments........................           26,922,683           18,232,504
                                             -------------------  -------------------
          Net realized gains (losses)......          192,130,023          137,553,868
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          272,500,716          201,023,064
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          464,630,739          338,576,932
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       463,674,884  $       332,554,761
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                     BHFTI               BHFTI              BHFTI AQR              BHFTI
                                                AMERICAN FUNDS      AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL
                                                    GROWTH        MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,853,953  $        28,636,356  $        40,435,068  $        34,290,918
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,992,942           20,409,093           27,100,302           57,929,042
      Administrative charges...............            1,773,733            4,036,245            5,907,023           12,621,666
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           10,766,675           24,445,338           33,007,325           70,550,708
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (7,912,722)            4,191,018            7,427,743         (36,259,790)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           75,090,685           70,174,806          113,268,421           61,723,652
      Realized gains (losses) on sale of
        investments........................           13,469,757           11,047,286         (35,356,095)           20,608,819
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           88,560,442           81,222,092           77,912,326           82,332,471
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           83,091,838           87,897,810          103,255,195          517,966,691
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          171,652,280          169,119,902          181,167,521          600,299,162
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       163,739,558  $       173,310,920  $       188,595,264  $       564,039,372
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI             BRIGHTHOUSE            BHFTI                 BHFTI
                                                   BLACKROCK              ASSET            BRIGHTHOUSE           BRIGHTHOUSE
                                                  HIGH YIELD         ALLOCATION 100       BALANCED PLUS        SMALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,768,348  $         7,293,705  $       116,756,560  $         2,364,678
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,044,146            7,956,693           85,771,893            3,492,219
      Administrative charges...............              583,478            1,466,097           18,693,013              629,624
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,627,624            9,422,790          104,464,906            4,121,843
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            9,140,724          (2,129,085)           12,291,654          (1,757,165)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           32,431,756          371,439,824            9,323,996
      Realized gains (losses) on sale of
        investments........................            (822,661)            9,400,609           29,356,601            4,605,951
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (822,661)           41,832,365          400,796,425           13,929,947
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,655,528           72,242,761          741,072,715           12,394,934
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,832,867          114,075,126        1,141,869,140           26,324,881
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,973,591  $       111,946,041  $     1,154,160,794  $        24,567,716
                                             ===================  ===================  ===================  ===================

                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/
                                              ABERDEEN EMERGING         ARTISAN
                                               MARKETS EQUITY        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,466,035  $             3,342
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,217,619                2,777
      Administrative charges...............            1,019,806                  724
                                             -------------------  -------------------
        Total expenses.....................            6,237,425                3,501
                                             -------------------  -------------------
          Net investment income (loss).....          (1,771,390)                (159)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            3,763,733                4,497
                                             -------------------  -------------------
          Net realized gains (losses)......            3,763,733                4,497
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           92,752,976               69,858
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           96,516,709               74,355
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        94,745,319  $            74,196
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                        BHFTI               BHFTI                BHFTI
                                                    BHFTI           BRIGHTHOUSE/        BRIGHTHOUSE/         BRIGHTHOUSE/
                                                BRIGHTHOUSE/        FRANKLIN LOW          TEMPLETON           WELLINGTON
                                                 EATON VANCE          DURATION          INTERNATIONAL          LARGE CAP
                                                FLOATING RATE       TOTAL RETURN            BOND               RESEARCH
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,478,368  $        2,066,152  $                --  $           152,895
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             872,864           1,915,506              480,734              229,270
      Administrative charges...............             162,072             367,349               95,832               39,794
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................           1,034,936           2,282,855              576,566              269,064
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           1,443,432           (216,703)            (576,566)            (116,169)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                  --               15,120              598,609
      Realized gains (losses) on sale of
        investments........................            (53,124)           (390,677)            (462,652)              764,449
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (53,124)           (390,677)            (447,532)            1,363,058
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (68,826)             267,632              521,996            1,659,259
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (121,950)           (123,045)               74,464            3,022,317
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,321,482  $        (339,748)  $         (502,102)  $         2,906,148
                                             ==================  ==================  ===================  ===================


                                                                          BHFTI
                                                 BHFTI CLARION         CLEARBRIDGE             BHFTI            BHFTI INVESCO
                                                    GLOBAL             AGGRESSIVE         HARRIS OAKMARK        BALANCED-RISK
                                                  REAL ESTATE            GROWTH            INTERNATIONAL         ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,093,063  $         3,431,594  $        10,240,956  $        38,285,765
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,323,565            6,337,724            8,338,417           11,470,343
      Administrative charges...............              657,397            1,182,795            1,569,645            2,533,807
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,980,962            7,520,519            9,908,062           14,004,150
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            5,112,101          (4,088,925)              332,894           24,281,615
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --           53,071,316
      Realized gains (losses) on sale of
        investments........................              953,425           29,759,077            5,584,866          (2,075,991)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              953,425           29,759,077            5,584,866           50,995,325
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           17,029,988           47,043,082          149,582,110            7,636,567
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,983,413           76,802,159          155,166,976           58,631,892
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,095,514  $        72,713,234  $       155,499,870  $        82,913,507
                                             ===================  ===================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        16,791,700  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,787,543            4,038,881
      Administrative charges...............            1,840,687              773,124
                                             -------------------  -------------------
        Total expenses.....................           10,628,230            4,812,005
                                             -------------------  -------------------
          Net investment income (loss).....            6,163,470          (4,812,005)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           22,096,904           33,670,996
      Realized gains (losses) on sale of
        investments........................           19,982,008            (978,399)
                                             -------------------  -------------------
          Net realized gains (losses)......           42,078,912           32,692,597
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           65,142,068           38,230,394
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          107,220,980           70,922,991
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       113,384,450  $        66,110,986
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                         BHFTI                BHFTI
                                                     BHFTI             JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN          GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND          ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         8,479,367  $       27,738,386  $           323,173  $        2,150,786
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,412,010          12,282,000              360,093           2,006,821
      Administrative charges...............              854,194           2,732,101               60,761             385,964
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            5,266,204          15,014,101              420,854           2,392,785
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....            3,213,163          12,724,285             (97,681)           (241,999)
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --            1,181,118             673,290
      Realized gains (losses) on sale of
        investments........................            (446,588)           3,695,229              605,129           6,647,498
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......            (446,588)           3,695,229            1,786,247           7,320,788
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,170,997         137,342,920          (1,282,680)          22,475,051
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,724,409         141,038,149              503,567          29,795,839
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,937,572  $      153,762,434  $           405,886  $       29,553,840
                                             ===================  ==================  ===================  ==================

                                                    BHFTI
                                                   METLIFE            BHFTI MFS              BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       13,370,488  $         4,601,846  $          351,283  $           587,088
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           9,755,237            3,518,429           2,744,000              762,074
      Administrative charges...............           2,217,870              637,058             572,950              161,185
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................          11,973,107            4,155,487           3,316,950              923,259
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,397,381              446,359         (2,965,667)            (336,171)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          24,348,363                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           2,815,926            2,242,836          12,871,438            3,052,759
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......          27,164,289            2,242,836          12,871,438            3,052,759
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          90,781,737           58,482,287          63,770,550           16,543,515
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         117,946,026           60,725,123          76,641,988           19,596,274
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      119,343,407  $        61,171,482  $       73,676,321  $        19,260,103
                                             ==================  ===================  ==================  ===================

                                                    BHFTI
                                                  PANAGORA              BHFTI
                                                   GLOBAL          PIMCO INFLATION
                                              DIVERSIFIED RISK     PROTECTED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $         9,901,552
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,712,886            8,408,587
      Administrative charges...............             368,172            1,585,056
                                             ------------------  -------------------
        Total expenses.....................           2,081,058            9,993,643
                                             ------------------  -------------------
          Net investment income (loss).....         (2,081,058)             (92,091)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --
      Realized gains (losses) on sale of
        investments........................             840,931          (3,837,350)
                                             ------------------  -------------------
          Net realized gains (losses)......             840,931          (3,837,350)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          16,579,211           15,545,424
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          17,420,142           11,708,074
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       15,339,084  $        11,615,983
                                             ==================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                        BHFTI               BHFTI               BHFTI
                                                    BHFTI              PYRAMIS            SCHRODERS           SCHRODERS
                                                    PIMCO            GOVERNMENT            GLOBAL              GLOBAL
                                                TOTAL RETURN           INCOME          MULTI-ASSET II        MULTI-ASSET
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       25,907,924  $       13,114,388  $        4,610,795  $         4,768,867
                                             ------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          19,292,174           6,783,099           5,325,005            6,874,023
      Administrative charges...............           3,595,340           1,495,086           1,145,094            1,499,434
                                             ------------------  ------------------  ------------------  -------------------
        Total expenses.....................          22,887,514           8,278,185           6,470,099            8,373,457
                                             ------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....           3,020,410           4,836,203         (1,859,304)          (3,604,590)
                                             ------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           7,359,886                  --              37,184           11,435,548
      Realized gains (losses) on sale of
        investments........................         (2,436,345)         (1,658,617)           1,539,961            3,842,618
                                             ------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......           4,923,541         (1,658,617)           1,577,145           15,278,166
                                             ------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          34,142,363           4,162,809          63,070,063           60,435,835
                                             ------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          39,065,904           2,504,192          64,647,208           75,714,001
                                             ------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       42,086,314  $        7,340,395  $       62,787,904  $        72,109,411
                                             ==================  ==================  ==================  ===================


                                                 BHFTI SSGA                              BHFTI T. ROWE       BHFTI T. ROWE
                                                 GROWTH AND          BHFTI SSGA           PRICE LARGE          PRICE MID
                                                 INCOME ETF          GROWTH ETF            CAP VALUE          CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       32,077,992  $         9,973,899  $       15,824,601  $               --
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          16,430,083            6,112,256          10,016,402           6,454,788
      Administrative charges...............           3,291,694            1,184,885           1,475,320           1,215,885
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................          19,721,777            7,297,141          11,491,722           7,670,673
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....          12,356,215            2,676,758           4,332,879         (7,670,673)
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,023,720            5,026,529          64,490,580          43,007,523
      Realized gains (losses) on sale of
        investments........................           9,999,968            6,436,347          16,663,875          10,624,150
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......          14,023,688           11,462,876          81,154,455          53,631,673
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         148,330,223           63,757,992          23,473,469          53,531,645
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         162,353,911           75,220,868         104,627,924         107,163,318
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      174,710,126  $        77,897,626  $      108,960,803  $       99,492,645
                                             ==================  ===================  ==================  ==================


                                                  BHFTI TCW             BHFTI
                                                 CORE FIXED       VICTORY SYCAMORE
                                                   INCOME           MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            4,986  $        2,394,726
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               3,420           3,287,998
      Administrative charges...............                 726             648,022
                                             ------------------  ------------------
        Total expenses.....................               4,146           3,936,020
                                             ------------------  ------------------
          Net investment income (loss).....                 840         (1,541,294)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 445                  --
      Realized gains (losses) on sale of
        investments........................                 100           3,956,792
                                             ------------------  ------------------
          Net realized gains (losses)......                 545           3,956,792
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               3,039          17,532,121
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               3,584          21,488,913
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            4,424  $       19,947,619
                                             ==================  ==================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI           BHFTII BAILLIE                                BHFTII
                                                WELLS CAPITAL           GIFFORD              BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL          BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK             BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,403,162  $         2,421,411  $         2,151,376  $            14,502
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,770,429            3,096,684              956,971              214,713
      Administrative charges...............              330,315              602,477              166,634               34,278
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            2,100,744            3,699,161            1,123,605              248,991
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (697,582)          (1,277,750)            1,027,771            (234,489)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --              354,708
      Realized gains (losses) on sale of
        investments........................          (1,645,622)            9,549,601            (171,050)              730,759
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,645,622)            9,549,601            (171,050)            1,085,467
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,867,059           59,912,485              803,645            3,422,388
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,221,437           69,462,086              632,595            4,507,855
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,523,855  $        68,184,336  $         1,660,366  $         4,273,366
                                             ===================  ===================  ===================  ===================

                                                   BHFTII               BHFTII               BHFTII                BHFTII
                                                  BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE
                                                 ULTRA-SHORT             ASSET                ASSET                 ASSET
                                                  TERM BOND          ALLOCATION 20        ALLOCATION 40         ALLOCATION 60
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           283,707  $         1,985,496  $        76,187,504  $       112,627,203
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,206,635            1,289,789           51,031,234           85,906,971
      Administrative charges...............              790,795              246,295            9,654,480           16,269,377
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,997,430            1,536,084           60,685,714          102,176,348
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (4,713,723)              449,412           15,501,790           10,450,855
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,471            1,539,415          119,349,523          258,625,430
      Realized gains (losses) on sale of
        investments........................              307,961            (353,349)         (23,328,526)         (29,219,163)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              314,432            1,186,066           96,020,997          229,406,267
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,454,741            3,481,913          220,726,273          555,132,167
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,769,173            4,667,979          316,747,270          784,538,434
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,944,550)  $         5,117,391  $       332,249,060  $       794,989,289
                                             ===================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                  BRIGHTHOUSE         BRIGHTHOUSE/
                                                     ASSET               ARTISAN
                                                 ALLOCATION 80        MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        90,252,615  $         1,075,456
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           79,220,628            2,851,506
      Administrative charges...............           14,570,555              494,050
                                             -------------------  -------------------
        Total expenses.....................           93,791,183            3,345,556
                                             -------------------  -------------------
          Net investment income (loss).....          (3,538,568)          (2,270,100)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          319,644,678                   --
      Realized gains (losses) on sale of
        investments........................         (12,956,528)            3,297,254
                                             -------------------  -------------------
          Net realized gains (losses)......          306,688,150            3,297,254
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          626,696,463           20,503,443
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          933,384,613           23,800,697
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       929,846,045  $        21,530,597
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                   BHFTII               BHFTII
                                                BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 DIMENSIONAL          WELLINGTON             BHFTII
                                                INTERNATIONAL         CORE EQUITY           FRONTIER              BHFTII
                                                SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH       JENNISON GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,280,472  $        11,847,249  $               --  $           426,376
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              858,611           10,288,416             943,529            6,565,442
      Administrative charges...............              161,562            1,994,168             175,462            1,196,966
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            1,020,173           12,282,584           1,118,991            7,762,408
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....              260,299            (435,335)         (1,118,991)          (7,336,032)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,949,500           30,038,797           1,822,177           34,865,168
      Realized gains (losses) on sale of
        investments........................               66,860            6,081,820             754,705           17,801,416
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            3,016,360           36,120,617           2,576,882           52,666,584
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,784,945           92,842,966          12,960,773           99,113,551
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           15,801,305          128,963,583          15,537,655          151,780,135
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,061,604  $       128,528,248  $       14,418,664  $       144,444,103
                                             ===================  ===================  ==================  ===================


                                                   BHFTII               BHFTII               BHFTII
                                                LOOMIS SAYLES        LOOMIS SAYLES           METLIFE
                                                  SMALL CAP            SMALL CAP            AGGREGATE         BHFTII METLIFE
                                                    CORE                GROWTH             BOND INDEX       MID CAP STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             8,848  $               --  $         8,336,773  $         1,928,971
                                             -------------------  ------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              200,544               2,779            3,697,929            2,075,905
      Administrative charges...............               33,750                 703              749,658              309,210
                                             -------------------  ------------------  -------------------  --------------------
        Total expenses.....................              234,294               3,482            4,447,587            2,385,115
                                             -------------------  ------------------  -------------------  --------------------
          Net investment income (loss).....            (225,446)             (3,482)            3,889,186            (456,144)
                                             -------------------  ------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              861,884              15,483                   --           10,124,455
      Realized gains (losses) on sale of
        investments........................              400,695               (494)            (660,920)            3,388,699
                                             -------------------  ------------------  -------------------  --------------------
          Net realized gains (losses)......            1,262,579              14,989            (660,920)           13,513,154
                                             -------------------  ------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              669,618              60,562            1,302,889            7,969,638
                                             -------------------  ------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,932,197              75,551              641,969           21,482,792
                                             -------------------  ------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,706,751  $           72,069  $         4,531,155  $        21,026,648
                                             ===================  ==================  ===================  ====================




                                                BHFTII METLIFE      BHFTII METLIFE
                                                MSCI EAFE INDEX   RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,883,860  $         1,493,576
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,457,750            1,924,752
      Administrative charges...............              242,603              329,340
                                             -------------------  -------------------
        Total expenses.....................            1,700,353            2,254,092
                                             -------------------  -------------------
          Net investment income (loss).....            1,183,507            (760,516)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            5,994,949
      Realized gains (losses) on sale of
        investments........................            1,292,395            4,566,154
                                             -------------------  -------------------
          Net realized gains (losses)......            1,292,395           10,561,103
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           20,812,992            7,807,137
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           22,105,387           18,368,240
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,288,894  $        17,607,724
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                               BHFTII METLIFE           BHFTII               BHFTII              BHFTII
                                                 STOCK INDEX       MFS TOTAL RETURN       MFS VALUE II          MFS VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,896,402  $        1,015,017  $           126,226  $         5,511,361
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,214,996             569,745               60,851            3,873,979
      Administrative charges...............            1,352,467              83,104                3,009              707,716
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            9,567,463             652,849               63,860            4,581,695
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              328,939             362,168               62,366              929,666
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,755,481           2,232,589                   --           17,864,710
      Realized gains (losses) on sale of
        investments........................           27,637,847             796,307             (55,584)            2,193,874
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           45,393,328           3,028,896             (55,584)           20,058,584
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           63,946,259             859,219              276,906           22,256,899
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          109,339,587           3,888,115              221,322           42,315,483
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       109,668,526  $        4,250,283  $           283,688  $        43,245,149
                                             ===================  ==================  ===================  ===================


                                                                        BHFTII               BHFTII            BHFTII VANECK
                                               BHFTII NEUBERGER      T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                                BERMAN GENESIS     LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           258,259  $           213,406  $            23,269  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,811,201            3,112,565              175,138           1,062,561
      Administrative charges...............              303,405              569,432               17,474             208,224
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            2,114,606            3,681,997              192,612           1,270,785
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....          (1,856,347)          (3,468,591)            (169,343)         (1,270,785)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,917,098           14,130,837              821,981                  --
      Realized gains (losses) on sale of
        investments........................            5,425,921            2,004,351              424,089         (2,828,419)
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           16,343,019           16,135,188            1,246,070         (2,828,419)
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,627,338           49,834,910            1,478,283           2,914,102
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           18,970,357           65,970,098            2,724,353              85,683
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,114,010  $        62,501,507  $         2,555,010  $      (1,185,102)
                                             ===================  ===================  ===================  ==================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT      BHFTII WESTERN
                                                STRATEGIC BOND      ASSET MANAGEMENT
                                                 OPPORTUNITIES       U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        41,121,447  $         6,019,981
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           12,545,420            2,924,457
      Administrative charges...............            2,644,471              617,198
                                             -------------------  -------------------
        Total expenses.....................           15,189,891            3,541,655
                                             -------------------  -------------------
          Net investment income (loss).....           25,931,556            2,478,326
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            4,460,578            (511,303)
                                             -------------------  -------------------
          Net realized gains (losses)......            4,460,578            (511,303)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           37,755,554          (1,336,727)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           42,216,132          (1,848,030)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        68,147,688  $           630,296
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                          DEUTSCHE I            FEDERATED
                                                    BLACKROCK                CROCI             HIGH INCOME           FEDERATED
                                             GLOBAL ALLOCATION V.I.    INTERNATIONAL VIP          BOND                KAUFMAN
                                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ----------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            37,030    $            843,159  $             1,871  $                --
                                             ----------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                30,843                 162,095                  116                  749
      Administrative charges...............                 6,375                      --                   --                   --
                                             ----------------------  --------------------  -------------------  -------------------
        Total expenses.....................                37,218                 162,095                  116                  749
                                             ----------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....                 (188)                 681,064                1,755                (749)
                                             ----------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                34,448                      --                   --                5,496
      Realized gains (losses) on sale of
        investments........................                 7,707               (485,504)              (1,501)                  332
                                             ----------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......                42,155               (485,504)              (1,501)                5,828
                                             ----------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               283,220               2,004,714                  414                7,443
                                             ----------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               325,375               1,519,210              (1,087)               13,271
                                             ----------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           325,187    $          2,200,274  $               668  $            12,522
                                             ======================  ====================  ===================  ===================


                                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                ASSET MANAGER          CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,325,125  $         5,503,582  $             81,678  $        52,799,208
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              972,960            7,256,018                66,980           91,656,251
      Administrative charges...............                   --              937,576                    --                   --
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              972,960            8,193,594                66,980           91,656,251
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              352,165          (2,690,012)                14,698         (38,857,043)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,049,516           32,268,874                99,349           28,427,300
      Realized gains (losses) on sale of
        investments........................            (143,899)           19,977,829                 7,518           39,394,247
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            7,905,617           52,246,703               106,867           67,821,547
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              276,145           61,091,851               395,750          504,990,287
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            8,181,762          113,338,554               502,617          572,811,834
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,533,927  $       110,648,542  $            517,315  $       533,954,791
                                             ===================  ===================  ====================  ===================

                                                                      FIDELITY VIP
                                                 FIDELITY VIP          GOVERNMENT
                                               FUNDSMANAGER 60%       MONEY MARKET
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        29,306,741  $           122,515
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           58,574,683              246,280
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................           58,574,683              246,280
                                             -------------------  -------------------
          Net investment income (loss).....         (29,267,942)            (123,765)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           62,975,761                   --
      Realized gains (losses) on sale of
        investments........................          132,447,044                   --
                                             -------------------  -------------------
          Net realized gains (losses)......          195,422,805                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          244,571,811                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          439,994,616                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       410,726,674  $         (123,765)
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                 FIDELITY VIP         FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                    GROWTH              INDEX 500             MID CAP              OVERSEAS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           358,487  $          1,128,111  $         2,066,348  $            60,315
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,219,675               858,587            4,728,781               52,777
      Administrative charges...............                   --                    --            1,053,663                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            2,219,675               858,587            5,782,444               52,777
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (1,861,188)               269,524          (3,716,096)                7,538
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,800,119               206,334           19,760,622                3,939
      Realized gains (losses) on sale of
        investments........................            6,296,969             3,884,025            6,666,968               53,556
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           18,097,088             4,090,359           26,427,590               57,495
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           30,252,875             7,335,146           51,034,462              990,001
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           48,349,963            11,425,505           77,462,052            1,047,496
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        46,488,775  $         11,695,029  $        73,745,956  $         1,055,034
                                             ===================  ====================  ===================  ===================

                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 INCOME VIP         MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,717,335  $          2,996,623  $           655,980  $         1,843,814
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,871,657             1,506,463            1,387,038            1,090,083
      Administrative charges...............              645,404               333,970              314,219              175,603
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            3,517,061             1,840,433            1,701,257            1,265,686
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            7,200,274             1,156,190          (1,045,277)              578,128
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,434,320            8,971,753                   --
      Realized gains (losses) on sale of
        investments........................            1,254,900             1,804,524            1,302,844             (35,143)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,254,900             7,238,844           10,274,597             (35,143)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,035,192               588,955            2,044,449            9,092,479
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,290,092             7,827,799           12,319,046            9,057,336
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,490,366  $          8,983,989  $        11,273,769  $         9,635,464
                                             ===================  ====================  ===================  ===================

                                               FTVIPT TEMPLETON      INVESCO V.I.
                                                GLOBAL BOND VIP   AMERICAN FRANCHISE
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                11
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,323,424                  197
      Administrative charges...............              530,855                   --
                                             -------------------  -------------------
        Total expenses.....................            2,854,279                  197
                                             -------------------  -------------------
           Net investment income (loss)....          (2,854,279)                (186)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,379                1,117
      Realized gains (losses) on sale of
        investments........................          (1,274,647)                   92
                                             -------------------  -------------------
           Net realized gains (losses).....            (588,268)                1,209
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,800,233                2,125
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,211,965                3,334
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,357,686  $             3,148
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                INVESCO V.I.          INVESCO V.I.        INVESCO V.I.          INVESCO V.I.
                                                 CORE EQUITY        EQUITY AND INCOME   GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,304  $         9,641,383  $                16  $          3,258,075
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,891            7,441,664                   13             2,910,902
      Administrative charges...............                   --            1,642,631                   --               653,987
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................                1,891            9,084,295                   13             3,564,889
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                (587)              557,088                    3             (306,814)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,533           12,041,776                   44                    --
      Realized gains (losses) on sale of
        investments........................               13,984            9,229,216                   13             7,444,149
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               20,517           21,270,992                   57             7,444,149
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (4,684)           37,279,662                   68            42,782,098
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               15,833           58,550,654                  125            50,226,247
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            15,246  $        59,107,742  $               128  $         49,919,433
                                             ===================  ===================  ===================  ====================

                                                                          LMPVET                LMPVET                LMPVET
                                                 IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   STRATEGY          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              4,985   $         1,544,566  $          5,075,912  $         2,874,347
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 3,002             3,630,405             4,907,229            2,416,216
      Administrative charges...............                   742               769,847             1,060,499              522,765
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................                 3,744             4,400,252             5,967,728            2,938,981
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                 1,241           (2,855,686)             (891,816)             (64,634)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            20,239,941            14,731,011                   --
      Realized gains (losses) on sale of
        investments........................               (2,480)             8,493,902            14,123,943            6,426,078
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....               (2,480)            28,733,843            28,854,954            6,426,078
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                47,423            16,514,276            42,828,296           27,815,865
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                44,943            45,248,119            71,683,250           34,241,943
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             46,184   $        42,392,433  $         70,791,434  $        34,177,309
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              6,974  $            93,633
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,626              110,328
      Administrative charges...............                 7,762               18,256
                                             --------------------  --------------------
        Total expenses.....................                56,388              128,584
                                             --------------------  --------------------
           Net investment income (loss)....              (49,414)             (34,951)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               180,116              201,267
      Realized gains (losses) on sale of
        investments........................               158,039              453,051
                                             --------------------  --------------------
           Net realized gains (losses).....               338,155              654,318
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               377,477              287,048
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               715,632              941,366
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            666,218  $           906,415
                                             ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    LMPVET                LMPVET                                    LMPVET
                                             CLEARBRIDGE VARIABLE       QS VARIABLE            LMPVET             QS VARIABLE
                                               SMALL CAP GROWTH     CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $               --   $           931,390   $         1,550,120  $           16,535
                                             --------------------  --------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,258,851               438,509               961,076              11,934
      Administrative charges...............              266,258                98,949               215,630               2,153
                                             --------------------  --------------------  -------------------  ------------------
        Total expenses.....................            1,525,109               537,458             1,176,706              14,087
                                             --------------------  --------------------  -------------------  ------------------
          Net investment income (loss).....          (1,525,109)               393,932               373,414               2,448
                                             --------------------  --------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,318,704             4,166,388            13,731,592             133,565
      Realized gains (losses) on sale of
        investments........................            3,975,885               819,915             1,995,850              66,150
                                             --------------------  --------------------  -------------------  ------------------
          Net realized gains (losses)......            6,294,589             4,986,303            15,727,442             199,715
                                             --------------------  --------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           17,263,633             (875,884)           (1,965,464)            (83,073)
                                             --------------------  --------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,558,222             4,110,419            13,761,978             116,642
                                             --------------------  --------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       22,033,113   $         4,504,351   $        14,135,392  $          119,090
                                             ====================  ====================  ===================  ==================

                                               LMPVIT WESTERN
                                               ASSET VARIABLE
                                                 GLOBAL HIGH            MFS VIT              MFS VIT             MFS VIT
                                                 YIELD BOND         INVESTORS TRUST       NEW DISCOVERY         RESEARCH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,585,737  $               40  $                --  $               265
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,024,237                  91                  250                  274
      Administrative charges...............              220,275                  --                   --                   --
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,244,512                  91                  250                  274
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            3,341,225                (51)                (250)                  (9)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 218                  112                1,299
      Realized gains (losses) on sale of
        investments........................            (676,542)               1,022                4,570                1,385
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (676,542)               1,240                4,682                2,684
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,451,528                 111                (417)                1,215
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,774,986               1,351                4,265                3,899
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,116,211  $            1,300  $             4,015  $             3,890
                                             ===================  ==================  ===================  ===================


                                                                      OPPENHEIMER
                                              NEUBERGER BERMAN         VA GLOBAL
                                                   GENESIS        MULTI-ALTERNATIVES
                                                 SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                6  $             1,803
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  60                1,493
      Administrative charges...............                  --                  357
                                             ------------------  -------------------
        Total expenses.....................                  60                1,850
                                             ------------------  -------------------
          Net investment income (loss).....                (54)                 (47)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 902                   --
      Realized gains (losses) on sale of
        investments........................                 592                 (90)
                                             ------------------  -------------------
          Net realized gains (losses)......               1,494                 (90)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (493)              (3,134)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               1,001              (3,224)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              947  $           (3,271)
                                             ==================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                 OPPENHEIMER          OPPENHEIMER                             OPPENHEIMER
                                                VA GOVERNMENT       VA MAIN STREET        OPPENHEIMER       VA TOTAL RETURN
                                                    MONEY              SMALL CAP        VA MAIN STREET           BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                13  $          746,965  $            1,364  $                61
                                             -------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   45           1,284,702               1,527                   41
      Administrative charges...............                   --             287,241                  --                   --
                                             -------------------  ------------------  ------------------  -------------------
        Total expenses.....................                   45           1,571,943               1,527                   41
                                             -------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....                 (32)           (824,978)               (163)                   20
                                             -------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           6,226,543               1,830                   --
      Realized gains (losses) on sale of
        investments........................                   --           3,906,405               1,291                (967)
                                             -------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......                   --          10,132,948               3,121                (967)
                                             -------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --           4,224,374              12,465                1,045
                                             -------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --          14,357,322              15,586                   78
                                             -------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (32)  $       13,532,344  $           15,423  $                98
                                             ===================  ==================  ==================  ===================

                                                  PIMCO VIT
                                                  COMMODITY            PIMCO VIT           PIMCO VIT
                                                 REALRETURN        EMERGING MARKETS      UNCONSTRAINED         PIONEER VCT
                                                  STRATEGY               BOND                BOND             MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            50,202  $           41,844  $            7,853  $           418,407
                                             -------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                4,854               8,745               6,132              767,537
      Administrative charges...............                1,138               1,828               1,387              168,136
                                             -------------------  ------------------  ------------------  -------------------
        Total expenses.....................                5,992              10,573               7,519              935,673
                                             -------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....               44,210              31,271                 334            (517,266)
                                             -------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --                  --            5,426,448
      Realized gains (losses) on sale of
        investments........................              (9,161)               2,773               2,254              754,059
                                             -------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......              (9,161)               2,773               2,254            6,180,507
                                             -------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (32,485)              32,872              15,463            1,654,564
                                             -------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (41,646)              35,645              17,717            7,835,071
                                             -------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,564  $           66,916  $           18,051  $         7,317,805
                                             ===================  ==================  ==================  ===================


                                                                    T. ROWE PRICE
                                                 PIONEER VCT         GOVERNMENT
                                             REAL ESTATE SHARES         MONEY
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            5,503  $            2,017
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               3,293               3,642
      Administrative charges...............                 592                  --
                                             ------------------  ------------------
        Total expenses.....................               3,885               3,642
                                             ------------------  ------------------
          Net investment income (loss).....               1,618             (1,625)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              15,896                  --
      Realized gains (losses) on sale of
        investments........................               (217)                  --
                                             ------------------  ------------------
          Net realized gains (losses)......              15,679                  --
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (13,505)                  --
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               2,174                  --
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            3,792  $          (1,625)
                                             ==================  ==================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                               TAP 1919
                                                                      T. ROWE PRICE        VARIABLE SOCIALLY
                                                 T. ROWE PRICE        INTERNATIONAL           RESPONSIVE            VIF GLOBAL
                                                 GROWTH STOCK             STOCK                BALANCED           INFRASTRUCTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            17,987  $              7,148  $              1,474  $             11,960
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               66,567                 4,112                 1,931                 5,744
      Administrative charges................                   --                    --                   363                 1,354
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               66,567                 4,112                 2,294                 7,098
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (48,580)                 3,036                 (820)                 4,862
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              937,555                17,209                10,044                26,022
      Realized gains (losses) on sale of
        investments.........................              438,524                 1,684                 1,302                 (273)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,376,079                18,893                11,346                25,749
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              722,890                84,436                 9,713                27,754
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            2,098,969               103,329                21,059                53,503
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         2,050,389  $            106,365  $             20,239  $             58,365
                                              ===================  ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          ALGER SMALL CAP GROWTH                AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (678,275)  $      (594,785)  $        787,684  $        422,201
   Net realized gains (losses)....       (1,023,289)         4,595,904         2,041,738           774,546
   Change in unrealized gains
     (losses) on investments......        13,647,718       (2,062,118)           174,230         1,209,210
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,946,154         1,939,001         3,003,652         2,405,957
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           594,566           675,935         1,586,266         2,031,146
   Net transfers (including
     fixed account)...............       (1,016,845)       (1,615,754)        13,643,215       (3,839,661)
   Contract charges...............           (5,828)           (5,793)       (1,505,367)       (1,722,627)
   Transfers for contract benefits
     and terminations.............       (3,946,822)       (3,112,099)      (13,685,204)      (12,665,730)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,374,929)       (4,057,711)            38,910      (16,196,872)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,571,225       (2,118,710)         3,042,562      (13,790,915)
NET ASSETS:
   Beginning of year..............        46,089,499        48,208,209       132,721,070       146,511,985
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,660,724  $     46,089,499  $    135,763,632  $    132,721,070
                                    ================  ================  ================  ================

                                                                                  AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,421,180)  $    (1,505,705)  $    (1,054,845)  $    (1,189,876)
   Net realized gains (losses)....        18,301,694        25,972,672         1,603,200        20,349,444
   Change in unrealized gains
     (losses) on investments......        62,144,209      (27,161,768)        24,178,814      (18,427,737)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        78,024,723       (2,694,801)        24,727,169           731,831
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,242,577         4,790,556         1,485,802         2,020,273
   Net transfers (including
     fixed account)...............      (12,431,027)         (592,274)       (2,427,851)             2,205
   Contract charges...............       (3,292,936)       (3,241,277)       (1,095,299)       (1,093,814)
   Transfers for contract benefits
     and terminations.............      (30,039,921)      (21,872,968)       (9,370,478)       (8,327,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (41,521,307)      (20,915,963)      (11,407,826)       (7,398,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        36,503,416      (23,610,764)        13,319,343       (6,666,688)
NET ASSETS:
   Beginning of year..............       277,038,594       300,649,358       106,488,578       113,155,266
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    313,542,010  $    277,038,594  $    119,807,921  $    106,488,578
                                    ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,358,002)  $    (4,888,553)  $      (347,475)  $          3,542
   Net realized gains (losses)....       101,266,036        76,420,967        32,850,739        43,226,654
   Change in unrealized gains
     (losses) on investments......        85,965,988      (17,514,843)        39,728,258       (9,886,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       179,874,022        54,017,571        72,231,522        33,343,299
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,277,710         3,082,401         8,172,200         8,063,591
   Net transfers (including
     fixed account)...............      (39,592,852)      (21,988,289)            28,630       (3,356,757)
   Contract charges...............       (8,230,911)       (8,107,246)       (3,870,596)       (3,704,672)
   Transfers for contract benefits
     and terminations.............      (72,470,529)      (56,205,378)      (37,082,588)      (28,813,651)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (119,016,582)      (83,218,512)      (32,752,354)      (27,811,489)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        60,857,440      (29,200,941)        39,479,168         5,531,810
NET ASSETS:
   Beginning of year..............       724,894,313       754,095,254       363,982,389       358,450,579
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    785,751,753  $    724,894,313  $    403,461,557  $    363,982,389
                                    ================  ================  ================  ================

                                             BHFTI AB GLOBAL
                                           DYNAMIC ALLOCATION
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,926,799  $      5,973,861
   Net realized gains (losses)....        42,727,382        51,718,394
   Change in unrealized gains
     (losses) on investments......       319,629,552         9,838,368
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       365,283,733        67,530,623
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        35,354,200        91,389,346
   Net transfers (including
     fixed account)...............      (59,328,548)      (13,114,222)
   Contract charges...............      (52,370,057)      (52,207,471)
   Transfers for contract benefits
     and terminations.............     (172,478,893)     (155,091,820)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (248,823,298)     (129,024,167)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       116,460,435      (61,493,544)
NET ASSETS:
   Beginning of year..............     3,143,878,353     3,205,371,897
                                    ----------------  ----------------
   End of year....................  $  3,260,338,788  $  3,143,878,353
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                      BHFTI ALLIANZ GLOBAL INVESTORS           BHFTI AMERICAN FUNDS
                                         DYNAMIC MULTI-ASSET PLUS               BALANCED ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017               2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        155,235  $      (969,724)  $      (955,855)  $      2,921,701
   Net realized gains (losses)....           152,771          (35,898)       192,130,023       275,771,097
   Change in unrealized gains
     (losses) on investments......        12,311,039         1,607,504       272,500,716      (91,485,327)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,619,045           601,882       463,674,884       187,207,471
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        13,793,061        16,857,944        53,857,604        75,145,456
   Net transfers (including
     fixed account)...............        10,933,707         8,788,221        57,372,994        17,486,675
   Contract charges...............       (1,391,657)       (1,007,330)      (42,218,587)      (41,225,539)
   Transfers for contract benefits
     and terminations.............       (4,108,544)       (3,883,641)     (273,711,360)     (203,968,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        19,226,567        20,755,194     (204,699,349)     (152,562,082)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        31,845,612        21,357,076       258,975,535        34,645,389
NET ASSETS:
   Beginning of year..............        82,224,138        60,867,062     3,152,567,972     3,117,922,583
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    114,069,750  $     82,224,138  $  3,411,543,507  $  3,152,567,972
                                    ================  ================  ================  ================

                                          BHFTI AMERICAN FUNDS
                                            GROWTH ALLOCATION               BHFTI AMERICAN FUNDS GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,022,171)  $    (4,425,844)  $    (7,912,722)  $    (7,607,989)
   Net realized gains (losses)....       137,553,868       184,760,628        88,560,442       167,126,272
   Change in unrealized gains
     (losses) on investments......       201,023,064      (60,183,857)        83,091,838     (113,400,426)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       332,554,761       120,150,927       163,739,558        46,117,857
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,059,070        14,790,852        16,802,718        15,004,069
   Net transfers (including
     fixed account)...............        51,244,674       (7,001,718)      (20,689,929)       (2,350,119)
   Contract charges...............      (22,892,582)      (22,193,183)       (8,411,481)       (7,912,275)
   Transfers for contract benefits
     and terminations.............     (139,110,125)     (101,195,265)      (57,782,569)      (37,390,190)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (98,698,963)     (115,599,314)      (70,081,261)      (32,648,515)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       233,855,798         4,551,613        93,658,297        13,469,342
NET ASSETS:
   Beginning of year..............     1,744,990,829     1,740,439,216       654,182,440       640,713,098
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,978,846,627  $  1,744,990,829  $    747,840,737  $    654,182,440
                                    ================  ================  ================  ================

                                           BHFTI AMERICAN FUNDS
                                            MODERATE ALLOCATION           BHFTI AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,191,018  $       6,245,320  $      7,427,743  $   (34,268,735)
   Net realized gains (losses)....        81,222,092        107,146,104        77,912,326      (47,850,610)
   Change in unrealized gains
     (losses) on investments......        87,897,810       (30,620,445)       103,255,195       257,505,457
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       173,310,920         82,770,979       188,595,264       175,386,112
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,849,930         37,516,663        15,435,188        18,022,447
   Net transfers (including
     fixed account)...............           664,248         32,849,220      (49,213,801)      (61,831,482)
   Contract charges...............      (21,504,359)       (21,143,513)      (40,323,587)      (41,914,869)
   Transfers for contract benefits
     and terminations.............     (137,406,451)      (109,118,456)     (136,815,405)     (125,669,688)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (130,396,632)       (59,896,086)     (210,917,605)     (211,393,592)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        42,914,288         22,874,893      (22,322,341)      (36,007,480)
NET ASSETS:
   Beginning of year..............     1,590,453,756      1,567,578,863     2,395,534,199     2,431,541,679
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  1,633,368,044  $   1,590,453,756  $  2,373,211,858  $  2,395,534,199
                                    ================  =================  ================  ================

                                          BHFTI BLACKROCK GLOBAL
                                            TACTICAL STRATEGIES
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (36,259,790)  $      2,654,460
   Net realized gains (losses)....        82,332,471       416,909,101
   Change in unrealized gains
     (losses) on investments......       517,966,691     (270,413,192)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       564,039,372       149,150,369
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        54,232,286       115,567,257
   Net transfers (including
     fixed account)...............      (94,191,855)      (57,324,406)
   Contract charges...............      (82,306,590)      (82,433,198)
   Transfers for contract benefits
     and terminations.............     (289,112,796)     (253,893,832)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (411,378,955)     (278,084,179)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       152,660,417     (128,933,810)
NET ASSETS:
   Beginning of year..............     4,999,248,698     5,128,182,508
                                    ----------------  ----------------
   End of year....................  $  5,151,909,115  $  4,999,248,698
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                BHFTI BRIGHTHOUSE
                                        BHFTI BLACKROCK HIGH YIELD            ASSET ALLOCATION 100
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,140,724  $     11,580,248  $    (2,129,085)  $      3,646,362
   Net realized gains (losses)....         (822,661)       (3,986,750)        41,832,365        77,714,514
   Change in unrealized gains
     (losses) on investments......         5,655,528        18,199,885        72,242,761      (42,750,032)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,973,591        25,793,383       111,946,041        38,610,844
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,469,816         3,939,058         3,314,632         4,336,940
   Net transfers (including
     fixed account)...............         5,362,102         8,925,766      (13,326,501)      (19,949,139)
   Contract charges...............       (2,673,916)       (2,708,304)       (4,949,435)       (4,987,628)
   Transfers for contract benefits
     and terminations.............      (19,361,900)      (14,990,899)      (39,208,381)      (36,048,067)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,203,898)       (4,834,379)      (54,169,685)      (56,647,894)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           769,693        20,959,004        57,776,356      (18,037,050)
NET ASSETS:
   Beginning of year..............       231,879,405       210,920,401       557,780,998       575,818,048
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    232,649,098  $    231,879,405  $    615,557,354  $    557,780,998
                                    ================  ================  ================  ================


                                      BHFTI BRIGHTHOUSE BALANCED PLUS    BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,291,654  $      99,157,622  $    (1,757,165)  $    (1,309,213)
   Net realized gains (losses)....       400,796,425         83,546,261        13,929,947         5,062,414
   Change in unrealized gains
     (losses) on investments......       741,072,715        262,223,058        12,394,934        59,471,093
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     1,154,160,794        444,926,941        24,567,716        63,224,294
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       163,855,291        157,046,169         1,412,995         1,349,329
   Net transfers (including
     fixed account)...............       253,267,621        111,182,918       (5,046,733)      (11,765,305)
   Contract charges...............     (115,984,388)      (107,705,162)       (2,027,452)       (1,989,354)
   Transfers for contract benefits
     and terminations.............     (428,463,772)      (343,550,385)      (24,468,990)      (20,501,444)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (127,325,248)      (183,026,460)      (30,130,180)      (32,906,774)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     1,026,835,546        261,900,481       (5,562,464)        30,317,520
NET ASSETS:
   Beginning of year..............     6,925,324,483      6,663,424,002       266,605,506       236,287,986
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  7,952,160,029  $   6,925,324,483  $    261,043,042  $    266,605,506
                                    ================  =================  ================  ================

                                        BHFTI BRIGHTHOUSE/ABERDEEN                     BHFTI
                                          EMERGING MARKETS EQUITY        BRIGHTHOUSE/ARTISAN INTERNATIONAL
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,771,390)  $    (2,095,800)  $          (159)  $          (497)
   Net realized gains (losses)....         3,763,733       (3,800,343)             4,497             (407)
   Change in unrealized gains
     (losses) on investments......        92,752,976        42,924,968            69,858          (17,443)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        94,745,319        37,028,825            74,196          (18,347)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,135,120         4,919,847            20,259           134,986
   Net transfers (including
     fixed account)...............       (5,307,648)      (10,048,590)             7,080             3,749
   Contract charges...............       (4,952,573)       (4,895,870)             (444)              (34)
   Transfers for contract benefits
     and terminations.............      (30,779,164)      (21,935,749)          (23,799)           (7,823)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (37,904,265)      (31,960,362)             3,096           130,878
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,841,054         5,068,463            77,292           112,531
NET ASSETS:
   Beginning of year..............       370,235,661       365,167,198           233,690           121,159
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    427,076,715  $    370,235,661  $        310,982  $        233,690
                                    ================  ================  ================  ================

                                          BHFTI BRIGHTHOUSE/EATON
                                            VANCE FLOATING RATE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,443,432  $      1,532,327
   Net realized gains (losses)....          (53,124)         (526,227)
   Change in unrealized gains
     (losses) on investments......          (68,826)         3,593,742
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,321,482         4,599,842
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           667,232         1,034,528
   Net transfers (including
     fixed account)...............         3,494,048         1,584,549
   Contract charges...............         (588,286)         (623,176)
   Transfers for contract benefits
     and terminations.............       (7,163,302)       (5,796,986)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,590,308)       (3,801,085)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,268,826)           798,757
NET ASSETS:
   Beginning of year..............        64,827,675        64,028,918
                                    ----------------  ----------------
   End of year....................  $     62,558,849  $     64,827,675
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                        BHFTI BRIGHTHOUSE/FRANKLIN           BHFTI BRIGHTHOUSE/TEMPLETON
                                         LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (216,703)  $       2,005,297  $      (576,566)  $      (595,099)
   Net realized gains (losses)....         (390,677)        (1,131,686)         (447,532)       (1,008,231)
   Change in unrealized gains
     (losses) on investments......           267,632          1,355,961           521,996         1,285,705
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (339,748)          2,229,572         (502,102)         (317,625)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           884,745          1,614,780            84,677           351,551
   Net transfers (including
     fixed account)...............        16,929,234        (2,839,999)         1,588,112          (27,849)
   Contract charges...............       (1,833,930)        (1,945,246)         (546,742)         (574,332)
   Transfers for contract benefits
     and terminations.............      (10,906,960)       (12,067,365)       (2,652,241)       (2,287,396)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         5,073,089       (15,237,830)       (1,526,194)       (2,538,026)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,733,341       (13,008,258)       (2,028,296)       (2,855,651)
NET ASSETS:
   Beginning of year..............       144,974,836        157,983,094        39,493,620        42,349,271
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    149,708,177  $     144,974,836  $     37,465,324  $     39,493,620
                                    ================  =================  ================  ================

                                       BHFTI BRIGHTHOUSE/WELLINGTON
                                            LARGE CAP RESEARCH           BHFTI CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (116,169)  $         87,871  $      5,112,101  $      1,523,432
   Net realized gains (losses)....         1,363,058         1,505,098           953,425         1,382,227
   Change in unrealized gains
     (losses) on investments......         1,659,259         (634,599)        17,029,988       (4,178,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,906,148           958,370        23,095,514       (1,273,292)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,020           238,593         1,758,388         3,372,054
   Net transfers (including
     fixed account)...............         (703,813)         (265,280)         6,933,436       (2,622,191)
   Contract charges...............         (205,123)         (205,310)       (2,778,967)       (3,088,944)
   Transfers for contract benefits
     and terminations.............       (1,057,976)       (1,041,933)      (22,711,712)      (21,750,625)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,945,892)       (1,273,930)      (16,798,855)      (24,089,706)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           960,256         (315,560)         6,296,659      (25,362,998)
NET ASSETS:
   Beginning of year..............        15,301,423        15,616,983       263,186,597       288,549,595
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     16,261,679  $     15,301,423  $    269,483,256  $    263,186,597
                                    ================  ================  ================  ================

                                             BHFTI CLEARBRIDGE                      BHFTI HARRIS
                                             AGGRESSIVE GROWTH                  OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,088,925)  $    (5,588,236)  $        332,894  $       3,149,253
   Net realized gains (losses)....         29,759,077        22,877,688         5,584,866         26,318,341
   Change in unrealized gains
     (losses) on investments......         47,043,082      (14,020,970)       149,582,110          6,566,866
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         72,713,234         3,268,482       155,499,870         36,034,460
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,775,427         3,397,099         5,808,281          6,425,156
   Net transfers (including
     fixed account)...............       (15,722,804)      (19,419,615)      (15,385,288)       (17,956,920)
   Contract charges...............        (4,939,382)       (5,138,876)       (6,447,311)        (6,093,836)
   Transfers for contract benefits
     and terminations.............       (43,575,640)      (33,772,189)      (49,783,445)       (37,856,237)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (61,462,399)      (54,933,581)      (65,807,763)       (55,481,837)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............         11,250,835      (51,665,099)        89,692,107       (19,447,377)
NET ASSETS:
   Beginning of year..............        461,921,010       513,586,109       576,095,441        595,542,818
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     473,171,845  $    461,921,010  $    665,787,548  $     576,095,441
                                    =================  ================  ================  =================

                                              BHFTI INVESCO
                                        BALANCED-RISK ALLOCATION
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     24,281,615  $   (10,301,625)
   Net realized gains (losses)....        50,995,325       (2,513,753)
   Change in unrealized gains
     (losses) on investments......         7,636,567        91,035,525
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        82,913,507        78,220,147
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        49,499,309        50,176,000
   Net transfers (including
     fixed account)...............        42,116,270        89,247,502
   Contract charges...............      (16,351,705)      (13,936,272)
   Transfers for contract benefits
     and terminations.............      (53,355,656)      (40,178,930)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        21,908,218        85,308,300
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       104,821,725       163,528,447
NET ASSETS:
   Beginning of year..............       940,598,161       777,069,714
                                    ----------------  ----------------
   End of year....................  $  1,045,419,886  $    940,598,161
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTI INVESCO COMSTOCK         BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      6,163,470  $      7,486,419  $    (4,812,005)  $    (4,386,925)
   Net realized gains (losses)....        42,078,912        63,625,214        32,692,597        49,880,127
   Change in unrealized gains
     (losses) on investments......        65,142,068        32,001,192        38,230,394      (18,425,902)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       113,384,450       103,112,825        66,110,986        27,067,300
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,252,254        10,601,201         6,241,730         5,647,259
   Net transfers (including
     fixed account)...............      (21,023,037)      (12,378,231)       (9,656,538)       (6,176,045)
   Contract charges...............       (8,363,690)       (8,170,800)       (3,052,831)       (2,926,164)
   Transfers for contract benefits
     and terminations.............      (64,662,920)      (50,036,257)      (27,128,423)      (19,107,037)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (83,797,393)      (59,984,087)      (33,596,062)      (22,561,987)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        29,587,057        43,128,738        32,514,924         4,505,313
NET ASSETS:
   Beginning of year..............       742,413,375       699,284,637       296,393,238       291,887,925
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    772,000,432  $    742,413,375  $    328,908,162  $    296,393,238
                                    ================  ================  ================  ================

                                                                                 BHFTI JPMORGAN
                                        BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,213,163  $     4,214,903  $     12,724,285  $      7,722,055
   Net realized gains (losses)....         (446,588)        (155,743)         3,695,229        17,866,051
   Change in unrealized gains
     (losses) on investments......         3,170,997      (2,012,185)       137,342,920       (9,890,380)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,937,572        2,046,975       153,762,434        15,697,726
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,044,360        3,488,610        49,846,472        75,632,639
   Net transfers (including
     fixed account)...............        30,313,554       19,870,012         8,521,472        12,735,511
   Contract charges...............       (4,406,736)      (4,561,818)      (16,965,555)      (16,205,205)
   Transfers for contract benefits
     and terminations.............      (30,295,373)     (22,381,738)      (62,325,822)      (46,438,860)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,344,195)      (3,584,934)      (20,923,433)        25,724,085
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,593,377      (1,537,959)       132,839,001        41,421,811
NET ASSETS:
   Beginning of year..............       339,144,828      340,682,787     1,042,207,011     1,000,785,200
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    342,738,205  $   339,144,828  $  1,175,046,012  $  1,042,207,011
                                    ================  ===============  ================  ================

                                                                                  BHFTI LOOMIS
                                      BHFTI JPMORGAN SMALL CAP VALUE          SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (97,681)  $         27,357  $      (241,999)  $        182,134
   Net realized gains (losses)....         1,786,247         1,990,651         7,320,788         9,600,422
   Change in unrealized gains
     (losses) on investments......       (1,282,680)         4,123,036        22,475,051       (5,021,627)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           405,886         6,141,044        29,553,840         4,760,929
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            54,431           377,114         1,190,943         1,629,123
   Net transfers (including
     fixed account)...............         (226,393)       (1,284,706)       (6,738,232)       (7,028,228)
   Contract charges...............         (298,311)         (300,537)       (1,714,517)       (1,788,348)
   Transfers for contract benefits
     and terminations.............       (2,016,073)       (1,690,161)      (13,294,168)      (10,360,270)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,486,346)       (2,898,290)      (20,555,974)      (17,547,723)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,080,460)         3,242,754         8,997,866      (12,786,794)
NET ASSETS:
   Beginning of year..............        26,376,632        23,133,878       148,612,417       161,399,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     24,296,172  $     26,376,632  $    157,610,283  $    148,612,417
                                    ================  ================  ================  ================

                                              BHFTI METLIFE
                                        MULTI-INDEX TARGETED RISK
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,397,381  $     (371,686)
   Net realized gains (losses)....        27,164,289          284,022
   Change in unrealized gains
     (losses) on investments......        90,781,737       23,166,215
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       119,343,407       23,078,551
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        58,675,074      146,003,566
   Net transfers (including
     fixed account)...............         9,650,595       85,670,437
   Contract charges...............      (14,044,040)     (11,135,104)
   Transfers for contract benefits
     and terminations.............      (44,064,735)     (29,873,770)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        10,216,894      190,665,129
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       129,560,301      213,743,680
NET ASSETS:
   Beginning of year..............       847,575,021      633,831,341
                                    ----------------  ---------------
   End of year....................  $    977,135,322  $   847,575,021
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                  BHFTI MORGAN
                                    BHFTI MFS RESEARCH INTERNATIONAL         STANLEY MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        446,359  $     1,087,152  $    (2,965,667)  $    (2,927,589)
   Net realized gains (losses)....         2,242,836      (1,908,775)        12,871,438         2,940,257
   Change in unrealized gains
     (losses) on investments......        58,482,287      (5,640,472)        63,770,550      (20,657,747)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        61,171,482      (6,462,095)        73,676,321      (20,645,079)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,637,557        2,345,413         3,842,825         5,154,126
   Net transfers (including
     fixed account)...............       (7,987,139)        1,343,494      (13,834,748)        10,765,513
   Contract charges...............       (2,395,975)      (2,432,236)       (2,918,135)       (2,683,209)
   Transfers for contract benefits
     and terminations.............      (23,723,360)     (18,900,434)      (15,870,893)      (11,898,645)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (32,468,917)     (17,643,763)      (28,780,951)         1,337,785
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        28,702,565     (24,105,858)        44,895,370      (19,307,294)
NET ASSETS:
   Beginning of year..............       247,879,900      271,985,758       201,153,118       220,460,412
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    276,582,465  $   247,879,900  $    246,048,488  $    201,153,118
                                    ================  ===============  ================  ================

                                                                                 BHFTI PANAGORA
                                     BHFTI OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (336,171)  $     (294,846)  $    (2,081,058)  $        978,295
   Net realized gains (losses)....         3,052,759        3,506,252           840,931         1,816,019
   Change in unrealized gains
     (losses) on investments......        16,543,515      (4,061,196)        16,579,211       (2,298,273)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,260,103        (849,790)        15,339,084           496,041
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            68,943          796,758        15,618,856        21,255,721
   Net transfers (including
     fixed account)...............       (4,391,673)        1,559,887        29,736,868        63,435,064
   Contract charges...............         (556,536)        (535,014)       (2,224,231)         (700,033)
   Transfers for contract benefits
     and terminations.............       (7,210,136)      (6,477,083)       (6,971,610)       (2,852,672)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (12,089,402)      (4,655,452)        36,159,883        81,138,080
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,170,701      (5,505,242)        51,498,967        81,634,121
NET ASSETS:
   Beginning of year..............        59,761,246       65,266,488       102,757,891        21,123,770
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     66,931,947  $    59,761,246  $    154,256,858  $    102,757,891
                                    ================  ===============  ================  ================

                                               BHFTI PIMCO
                                        INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (92,091)  $   (9,898,158)  $      3,020,410  $     15,567,461
   Net realized gains (losses)....       (3,837,350)     (10,740,646)         4,923,541       (9,752,580)
   Change in unrealized gains
     (losses) on investments......        15,545,424       40,944,062        34,142,363        11,149,277
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,615,983       20,305,258        42,086,314        16,964,158
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,371,128        3,240,908         6,526,262        10,347,774
   Net transfers (including
     fixed account)...............        55,549,717       17,081,530       128,752,736      (15,057,846)
   Contract charges...............       (7,796,181)      (7,965,099)      (17,689,039)      (18,905,496)
   Transfers for contract benefits
     and terminations.............      (50,560,400)     (44,800,654)     (123,618,606)     (108,958,935)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (435,736)     (32,443,315)       (6,028,647)     (132,574,503)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,180,247     (12,138,057)        36,057,667     (115,610,345)
NET ASSETS:
   Beginning of year..............       622,764,700      634,902,757     1,446,213,216     1,561,823,561
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    633,944,947  $   622,764,700  $  1,482,270,883  $  1,446,213,216
                                    ================  ===============  ================  ================


                                     BHFTI PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,836,203  $     5,121,802
   Net realized gains (losses)....       (1,658,617)          484,438
   Change in unrealized gains
     (losses) on investments......         4,162,809      (5,834,587)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,340,395        (228,347)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,326,775       15,864,750
   Net transfers (including
     fixed account)...............      (29,084,665)       44,787,356
   Contract charges...............      (10,487,684)     (12,288,781)
   Transfers for contract benefits
     and terminations.............      (47,747,127)     (50,418,725)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (79,992,701)      (2,055,400)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (72,652,306)      (2,283,747)
NET ASSETS:
   Beginning of year..............       648,755,946      651,039,693
                                    ----------------  ---------------
   End of year....................  $    576,103,640  $   648,755,946
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                             BHFTI SCHRODERS                     BHFTI SCHRODERS
                                          GLOBAL MULTI-ASSET II                GLOBAL MULTI-ASSET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,859,304)  $   (2,665,946)  $    (3,604,590)  $       (41,848)
   Net realized gains (losses)....         1,577,145        1,126,613        15,278,166         9,121,877
   Change in unrealized gains
     (losses) on investments......        63,070,063       14,310,453        60,435,835        14,289,470
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        62,787,904       12,771,120        72,109,411        23,369,499
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        34,459,165       37,420,704        19,424,402        26,804,004
   Net transfers (including
     fixed account)...............        31,092,772       41,259,942         1,717,711         1,726,932
   Contract charges...............       (6,437,005)      (5,650,668)       (9,502,572)       (9,116,567)
   Transfers for contract benefits
     and terminations.............      (28,028,244)     (21,503,630)      (32,443,615)      (28,231,649)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        31,086,688       51,526,348      (20,804,074)       (8,817,280)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        93,874,592       64,297,468        51,305,337        14,552,219
NET ASSETS:
   Beginning of year..............       415,940,338      351,642,870       577,424,821       562,872,602
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    509,814,930  $   415,940,338  $    628,730,158  $    577,424,821
                                    ================  ===============  ================  ================

                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF               BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,356,215  $    11,412,496  $      2,676,758  $      2,695,036
   Net realized gains (losses)....        14,023,688       76,689,439        11,462,876        30,709,532
   Change in unrealized gains
     (losses) on investments......       148,330,223     (34,109,060)        63,757,992      (11,006,299)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       174,710,126       53,992,875        77,897,626        22,398,269
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,164,658       22,979,145         3,164,517         2,770,076
   Net transfers (including
     fixed account)...............      (14,899,270)     (35,921,094)       (1,828,106)       (8,203,434)
   Contract charges...............      (17,338,828)     (17,584,989)       (5,787,702)       (5,726,100)
   Transfers for contract benefits
     and terminations.............     (111,552,002)     (82,883,163)      (35,958,287)      (23,760,861)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (124,625,442)    (113,410,101)      (40,409,578)      (34,920,319)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        50,084,684     (59,417,226)        37,488,048      (12,522,050)
NET ASSETS:
   Beginning of year..............     1,290,390,224    1,349,807,450       454,752,008       467,274,058
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $  1,340,474,908  $ 1,290,390,224  $    492,240,056  $    454,752,008
                                    ================  ===============  ================  ================

                                              BHFTI T. ROWE                       BHFTI T. ROWE
                                          PRICE LARGE CAP VALUE               PRICE MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,332,879  $     9,316,005  $    (7,670,673)  $    (7,333,776)
   Net realized gains (losses)....        81,154,455       97,464,171        53,631,673        77,584,230
   Change in unrealized gains
     (losses) on investments......        23,473,469     (12,601,645)        53,531,645      (49,804,269)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       108,960,803       94,178,531        99,492,645        20,446,185
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,778,547        8,548,777         3,574,317         4,471,810
   Net transfers (including
     fixed account)...............         (733,864)      (6,993,418)      (13,739,650)      (10,933,992)
   Contract charges...............       (4,836,993)      (4,671,865)       (4,832,982)       (4,880,554)
   Transfers for contract benefits
     and terminations.............      (74,894,311)     (59,133,973)      (46,824,534)      (31,973,648)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (71,686,621)     (62,250,479)      (61,822,849)      (43,316,384)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        37,274,182       31,928,052        37,669,796      (22,870,199)
NET ASSETS:
   Beginning of year..............       747,778,790      715,850,738       462,783,968       485,654,167
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    785,052,972  $   747,778,790  $    500,453,764  $    462,783,968
                                    ================  ===============  ================  ================


                                       BHFTI TCW CORE FIXED INCOME
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            840  $       (1,112)
   Net realized gains (losses)....               545             (86)
   Change in unrealized gains
     (losses) on investments......             3,039          (1,515)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,424          (2,713)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             7,505           67,810
   Net transfers (including
     fixed account)...............            45,787          154,898
   Contract charges...............             (532)            (426)
   Transfers for contract benefits
     and terminations.............           (1,113)               --
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            51,647          222,282
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............            56,071          219,569
NET ASSETS:
   Beginning of year..............           292,738           73,169
                                    ----------------  ---------------
   End of year....................  $        348,809  $       292,738
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI VICTORY                        BHFTI WELLS
                                          SYCAMORE MID CAP VALUE         CAPITAL MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,541,294)  $    (2,197,834)  $      (697,582)  $    (1,014,625)
   Net realized gains (losses)....         3,956,792        13,095,340       (1,645,622)         6,324,523
   Change in unrealized gains
     (losses) on investments......        17,532,121        22,991,597        13,867,059         9,272,110
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,947,619        33,889,103        11,523,855        14,582,008
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,358,879         6,933,353           549,423           919,911
   Net transfers (including
     fixed account)...............       (4,819,884)         1,237,691       (2,126,675)       (6,678,370)
   Contract charges...............       (3,153,608)       (3,157,009)       (1,163,886)       (1,261,981)
   Transfers for contract benefits
     and terminations.............      (19,859,504)      (14,253,523)      (12,610,210)      (10,641,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,474,117)       (9,239,488)      (15,351,348)      (17,661,839)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,526,498)        24,649,615       (3,827,493)       (3,079,831)
NET ASSETS:
   Beginning of year..............       268,931,465       244,281,850       136,116,482       139,196,313
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    267,404,967  $    268,931,465  $    132,288,989  $    136,116,482
                                    ================  ================  ================  ================

                                             BHFTII BAILLIE
                                       GIFFORD INTERNATIONAL STOCK         BHFTII BLACKROCK BOND INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,277,750)  $      (358,899)  $      1,027,771  $      1,021,734
   Net realized gains (losses)....         9,549,601         1,625,583         (171,050)           (7,093)
   Change in unrealized gains
     (losses) on investments......        59,912,485         7,350,769           803,645         (212,769)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        68,184,336         8,617,453         1,660,366           801,872
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,260,415         1,435,007         3,144,356         4,112,157
   Net transfers (including
     fixed account)...............      (20,159,562)       (3,447,836)           653,425         7,482,169
   Contract charges...............       (3,025,567)       (2,978,189)         (798,838)         (846,113)
   Transfers for contract benefits
     and terminations.............      (17,602,507)      (15,218,207)       (6,641,549)       (6,120,099)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (39,527,221)      (20,209,225)       (3,642,606)         4,628,114
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        28,657,115      (11,591,772)       (1,982,240)         5,429,986
NET ASSETS:
   Beginning of year..............       221,819,744       233,411,516        74,475,330        69,045,344
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    250,476,859  $    221,819,744  $     72,493,090  $     74,475,330
                                    ================  ================  ================  ================

                                             BHFTII BLACKROCK                     BHFTII BLACKROCK
                                           CAPITAL APPRECIATION                 ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (234,489)  $      (217,485)  $    (4,713,723)  $    (5,946,317)
   Net realized gains (losses)....          1,085,467         1,398,745           314,432            57,290
   Change in unrealized gains
     (losses) on investments......          3,422,388       (1,411,365)         1,454,741           390,465
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          4,273,366         (230,105)       (2,944,550)       (5,498,562)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            149,672           698,086        10,143,744        22,629,305
   Net transfers (including
     fixed account)...............          (515,992)           400,373         4,609,627         2,241,216
   Contract charges...............          (132,373)         (122,760)       (3,848,194)       (4,507,711)
   Transfers for contract benefits
     and terminations.............        (1,599,872)         (947,754)      (57,776,719)      (69,743,801)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (2,098,565)            27,945      (46,871,542)      (49,380,991)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,174,801         (202,160)      (49,816,092)      (54,879,553)
NET ASSETS:
   Beginning of year..............         14,098,982        14,301,142       343,711,226       398,590,779
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,273,783  $     14,098,982  $    293,895,134  $    343,711,226
                                    =================  ================  ================  ================

                                            BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        449,412  $      1,616,202
   Net realized gains (losses)....         1,186,066         2,468,000
   Change in unrealized gains
     (losses) on investments......         3,481,913       (1,234,614)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,117,391         2,849,588
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,962,387         4,250,508
   Net transfers (including
     fixed account)...............         2,691,825        39,568,195
   Contract charges...............       (1,084,096)       (1,078,648)
   Transfers for contract benefits
     and terminations.............       (8,603,339)       (9,572,655)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,033,223)        33,167,400
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,084,168        36,016,988
NET ASSETS:
   Beginning of year..............       101,585,600        65,568,612
                                    ----------------  ----------------
   End of year....................  $    103,669,768  $    101,585,600
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTII BRIGHTHOUSE                   BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 40                  ASSET ALLOCATION 60
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016               2017              2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      15,501,790  $     81,100,363  $      10,450,855  $    101,922,722
   Net realized gains (losses)....         96,020,997       235,969,851        229,406,267       531,046,260
   Change in unrealized gains
     (losses) on investments......        220,726,273     (140,238,049)        555,132,167     (294,350,528)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        332,249,060       176,832,165        794,989,289       338,618,454
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         13,848,842        19,515,378         28,725,505        44,053,111
   Net transfers (including
     fixed account)...............      (110,898,452)      (85,050,362)       (44,951,439)      (75,462,340)
   Contract charges...............       (44,641,699)      (47,232,692)       (70,632,340)      (72,256,944)
   Transfers for contract benefits
     and terminations.............      (373,754,088)     (346,107,872)      (556,029,062)     (477,632,589)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (515,445,397)     (458,875,548)      (642,887,336)     (581,298,762)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (183,196,337)     (282,043,383)        152,101,953     (242,680,308)
NET ASSETS:
   Beginning of year..............      3,966,089,283     4,248,132,666      6,424,608,702     6,667,289,010
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $   3,782,892,946  $  3,966,089,283  $   6,576,710,655  $  6,424,608,702
                                    =================  ================  =================  ================

                                            BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                            ASSET ALLOCATION 80                     MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016               2017              2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,538,568)  $     74,843,650  $     (2,270,100)  $    (1,440,519)
   Net realized gains (losses)....        306,688,150       621,512,825          3,297,254        22,590,770
   Change in unrealized gains
     (losses) on investments......        626,696,463     (352,024,646)         20,503,443        17,360,148
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        929,846,045       344,331,829         21,530,597        38,510,399
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         18,953,433        25,414,383          1,156,973         1,644,637
   Net transfers (including
     fixed account)...............       (54,487,230)     (115,627,973)       (10,052,172)         1,133,610
   Contract charges...............       (60,329,642)      (60,722,586)        (1,469,963)       (1,473,008)
   Transfers for contract benefits
     and terminations.............      (475,232,333)     (369,144,991)       (20,972,930)      (17,651,427)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (571,095,772)     (520,081,167)       (31,338,092)      (16,346,188)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        358,750,273     (175,749,338)        (9,807,495)        22,164,211
NET ASSETS:
   Beginning of year..............      5,638,281,052     5,814,030,390        217,144,062       194,979,851
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $   5,997,031,325  $  5,638,281,052  $     207,336,567  $    217,144,062
                                    =================  ================  =================  ================

                                      BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                        INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         260,299  $        197,982  $       (435,335)  $      1,219,469
   Net realized gains (losses)....          3,016,360         1,959,511         36,120,617        34,882,524
   Change in unrealized gains
     (losses) on investments......         12,784,945         (120,230)         92,842,966       (1,075,951)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         16,061,604         2,037,263        128,528,248        35,026,042
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            474,201           541,256          4,818,715         4,606,124
   Net transfers (including
     fixed account)...............          3,331,701       (3,621,425)       (15,559,803)       276,900,705
   Contract charges...............          (669,952)         (658,618)        (7,872,007)       (6,982,057)
   Transfers for contract benefits
     and terminations.............        (4,729,977)       (3,537,341)       (66,512,751)      (49,347,852)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,594,027)       (7,276,128)       (85,125,846)       225,176,920
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         14,467,577       (5,238,865)         43,402,402       260,202,962
NET ASSETS:
   Beginning of year..............         57,869,934        63,108,799        787,903,717       527,700,755
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      72,337,511  $     57,869,934  $     831,306,119  $    787,903,717
                                    =================  ================  =================  ================


                                      BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,118,991)  $    (1,111,280)
   Net realized gains (losses)....          2,576,882         8,350,119
   Change in unrealized gains
     (losses) on investments......         12,960,773       (4,923,796)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         14,418,664         2,315,043
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            730,878           459,936
   Net transfers (including
     fixed account)...............        (2,643,247)       (1,795,582)
   Contract charges...............          (674,193)         (696,983)
   Transfers for contract benefits
     and terminations.............        (5,669,411)       (7,462,054)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (8,255,973)       (9,494,683)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          6,162,691       (7,179,640)
NET ASSETS:
   Beginning of year..............         66,475,159        73,654,799
                                    -----------------  ----------------
   End of year....................  $      72,637,850  $     66,475,159
                                    =================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                  BHFTII LOOMIS
                                          BHFTII JENNISON GROWTH              SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,336,032)  $    (7,224,509)  $      (225,446)  $      (213,402)
   Net realized gains (losses)....        52,666,584        66,596,672         1,262,579         1,253,265
   Change in unrealized gains
     (losses) on investments......        99,113,551      (68,013,517)           669,618         1,063,527
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       144,444,103       (8,641,354)         1,706,751         2,103,390
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,086,012         2,534,813            58,337           395,602
   Net transfers (including
     fixed account)...............      (37,724,041)       (5,166,821)         (800,412)           133,951
   Contract charges...............       (4,031,954)       (4,030,249)         (187,375)         (190,175)
   Transfers for contract benefits
     and terminations.............      (44,696,388)      (38,760,187)         (694,603)         (792,777)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (84,366,371)      (45,422,444)       (1,624,053)         (453,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        60,077,732      (54,063,798)            82,698         1,649,991
NET ASSETS:
   Beginning of year..............       447,002,555       501,066,353        14,400,635        12,750,644
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    507,080,287  $    447,002,555  $     14,483,333  $     14,400,635
                                    ================  ================  ================  ================

                                              BHFTII LOOMIS                     BHFTII METLIFE
                                         SAYLES SMALL CAP GROWTH             AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2017              2016            2017              2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,482)  $       (3,388)  $     3,889,186  $      3,936,404
   Net realized gains (losses)....            14,989           24,565        (660,920)          (40,488)
   Change in unrealized gains
     (losses) on investments......            60,562          (5,480)        1,302,889       (2,592,464)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            72,069           15,697        4,531,155         1,303,452
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,700               --       11,664,549        30,163,105
   Net transfers (including
     fixed account)...............           (4,622)          (2,393)       18,585,730        60,238,116
   Contract charges...............           (1,132)          (1,255)      (4,049,129)       (4,030,668)
   Transfers for contract benefits
     and terminations.............          (26,581)         (48,133)     (25,846,480)      (24,282,675)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (20,635)         (51,781)          354,670        62,087,878
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............            51,434         (36,084)        4,885,825        63,391,330
NET ASSETS:
   Beginning of year..............           292,623          328,707      308,498,975       245,107,645
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $        344,057  $       292,623  $   313,384,800  $    308,498,975
                                    ================  ===============  ===============  ================

                                              BHFTII METLIFE
                                            MID CAP STOCK INDEX          BHFTII METLIFE MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (456,144)  $      (552,034)  $      1,183,507  $        940,243
   Net realized gains (losses)....        13,513,154        11,662,760         1,292,395         (241,323)
   Change in unrealized gains
     (losses) on investments......         7,969,638        11,268,443        20,812,992         (858,390)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,026,648        22,379,169        23,288,894         (159,470)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,111,348         4,058,317         1,459,590         2,997,982
   Net transfers (including
     fixed account)...............         5,217,441        13,080,377         1,052,790         7,944,110
   Contract charges...............       (1,364,304)       (1,110,917)       (1,166,586)       (1,022,996)
   Transfers for contract benefits
     and terminations.............      (12,310,912)       (8,266,622)       (6,755,751)       (5,255,908)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,346,427)         7,761,155       (5,409,957)         4,663,188
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        14,680,221        30,140,324        17,878,937         4,503,718
NET ASSETS:
   Beginning of year..............       151,623,612       121,483,288       104,406,669        99,902,951
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    166,303,833  $    151,623,612  $    122,285,606  $    104,406,669
                                    ================  ================  ================  ================


                                    BHFTII METLIFE RUSSELL 2000 INDEX
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (760,516)  $      (588,763)
   Net realized gains (losses)....        10,561,103        10,623,295
   Change in unrealized gains
     (losses) on investments......         7,807,137        12,954,748
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,607,724        22,989,280
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,290,216         2,739,217
   Net transfers (including
     fixed account)...............         1,097,020       (2,241,509)
   Contract charges...............       (1,383,066)       (1,250,753)
   Transfers for contract benefits
     and terminations.............      (10,931,270)       (8,064,211)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,927,100)       (8,817,256)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,680,624        14,172,024
NET ASSETS:
   Beginning of year..............       143,701,523       129,529,499
                                    ----------------  ----------------
   End of year....................  $    152,382,147  $    143,701,523
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        BHFTII METLIFE STOCK INDEX           BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        328,939  $      1,338,523  $        362,168  $       513,233
   Net realized gains (losses)....        45,393,328        44,048,436         3,028,896        2,609,590
   Change in unrealized gains
     (losses) on investments......        63,946,259         6,384,703           859,219        (168,660)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       109,668,526        51,771,662         4,250,283        2,954,163
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,490,877        11,055,623           386,056          749,038
   Net transfers (including
     fixed account)...............      (15,112,884)        30,277,877         1,616,798          316,277
   Contract charges...............       (4,785,424)       (4,394,187)         (309,336)        (294,999)
   Transfers for contract benefits
     and terminations.............      (53,171,348)      (47,239,994)       (4,367,258)      (4,734,648)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (65,578,779)      (10,300,681)       (2,673,740)      (3,964,332)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        44,089,747        41,470,981         1,576,543      (1,010,169)
NET ASSETS:
   Beginning of year..............       594,986,915       553,515,934        41,309,025       42,319,194
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    639,076,662  $    594,986,915  $     42,885,568  $    41,309,025
                                    ================  ================  ================  ===============


                                           BHFTII MFS VALUE II                 BHFTII MFS VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2017              2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        62,366  $         14,083  $        929,666  $      1,355,107
   Net realized gains (losses)....         (55,584)           184,701        20,058,584        23,506,038
   Change in unrealized gains
     (losses) on investments......          276,906           531,674        22,256,899         5,602,006
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          283,688           730,458        43,245,149        30,463,151
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          165,122           517,735         2,183,152         3,785,944
   Net transfers (including
     fixed account)...............         (90,314)           122,400       (3,392,053)        20,770,407
   Contract charges...............          (2,592)           (1,953)       (3,138,531)       (2,969,258)
   Transfers for contract benefits
     and terminations.............        (470,905)         (492,830)      (22,313,184)      (17,315,565)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (398,689)           145,352      (26,660,616)         4,271,528
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (115,001)           875,810        16,584,533        34,734,679
NET ASSETS:
   Beginning of year..............        5,024,818         4,149,008       284,625,248       249,890,569
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $     4,909,817  $      5,024,818  $    301,209,781  $    284,625,248
                                    ===============  ================  ================  ================

                                                                                 BHFTII T. ROWE
                                     BHFTII NEUBERGER BERMAN GENESIS         PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,856,347)  $   (1,743,740)  $    (3,468,591)  $    (3,321,056)
   Net realized gains (losses)....        16,343,019        4,670,391        16,135,188        24,174,828
   Change in unrealized gains
     (losses) on investments......         2,627,338       16,403,111        49,834,910      (21,885,537)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,114,010       19,329,762        62,501,507       (1,031,765)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,043,835        1,149,152         4,227,293         5,465,210
   Net transfers (including
     fixed account)...............       (2,630,371)      (8,416,119)        11,788,258      (15,563,299)
   Contract charges...............       (1,185,920)      (1,202,775)       (2,160,255)       (2,098,114)
   Transfers for contract benefits
     and terminations.............      (11,417,129)      (9,696,351)      (18,707,971)      (16,742,262)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,189,585)     (18,166,093)       (4,852,675)      (28,938,465)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,924,425        1,163,669        57,648,832      (29,970,230)
NET ASSETS:
   Beginning of year..............       133,113,538      131,949,869       203,478,587       233,448,817
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    136,037,963  $   133,113,538  $    261,127,419  $    203,478,587
                                    ================  ===============  ================  ================

                                             BHFTII T. ROWE
                                         PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (169,343)  $      (158,005)
   Net realized gains (losses)....         1,246,070         1,737,507
   Change in unrealized gains
     (losses) on investments......         1,478,283         (343,061)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,555,010         1,236,441
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           337,222         1,135,684
   Net transfers (including
     fixed account)...............         (769,052)         (424,023)
   Contract charges...............          (65,302)          (65,427)
   Transfers for contract benefits
     and terminations.............         (897,255)         (709,343)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,394,387)          (63,109)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,160,623         1,173,332
NET ASSETS:
   Beginning of year..............        12,987,892        11,814,560
                                    ----------------  ----------------
   End of year....................  $     14,148,515  $     12,987,892
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTII VANECK               BHFTII WESTERN ASSET MANAGEMENT
                                         GLOBAL NATURAL RESOURCES           STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,270,785)  $       (817,168)  $     25,931,556  $      6,258,190
   Net realized gains (losses)....       (2,828,419)        (8,797,189)         4,460,578         1,831,076
   Change in unrealized gains
     (losses) on investments......         2,914,102         41,329,617        37,755,554        30,665,968
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,185,102)         31,715,260        68,147,688        38,755,234
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,633            540,665         9,221,403         6,741,904
   Net transfers (including
     fixed account)...............         7,488,970       (12,765,187)        46,580,377     1,071,425,957
   Contract charges...............       (1,190,620)        (1,347,635)      (11,370,638)       (8,025,524)
   Transfers for contract benefits
     and terminations.............       (5,420,796)        (4,973,728)      (95,754,970)      (59,024,383)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,205,187       (18,545,885)      (51,323,828)     1,011,117,954
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            20,085         13,169,375        16,823,860     1,049,873,188
NET ASSETS:
   Beginning of year..............        88,041,249         74,871,874     1,050,068,498           195,310
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     88,061,334  $      88,041,249  $  1,066,892,358  $  1,050,068,498
                                    ================  =================  ================  ================

                                           BHFTII WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT        BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,478,326  $      2,541,592  $          (188)  $           4,681
   Net realized gains (losses)....          (511,303)         (359,178)            42,155            (6,529)
   Change in unrealized gains
     (losses) on investments......        (1,336,727)       (3,071,886)           283,220             64,672
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            630,296         (889,472)           325,187             62,824
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,514,141         4,839,053            19,338            597,472
   Net transfers (including
     fixed account)...............         16,592,186         3,483,398           155,786            387,508
   Contract charges...............        (3,020,397)       (3,417,794)           (2,648)              (982)
   Transfers for contract benefits
     and terminations.............       (22,950,401)      (21,968,669)          (80,359)           (31,654)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (6,864,471)      (17,064,012)            92,117            952,344
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............        (6,234,175)      (17,953,484)           417,304          1,015,168
NET ASSETS:
   Beginning of year..............        250,345,183       268,298,667         2,582,039          1,566,871
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     244,111,008  $    250,345,183  $      2,999,343  $       2,582,039
                                    =================  ================  ================  =================


                                    DEUTSCHE I CROCI INTERNATIONAL VIP       FEDERATED HIGH INCOME BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        681,064  $      1,052,010  $          1,755  $          1,265
   Net realized gains (losses)....          (485,504)         (793,511)           (1,501)              (65)
   Change in unrealized gains
     (losses) on investments......          2,004,714         (391,004)               414             2,081
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,200,274         (132,505)               668             3,281
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            274,851           288,372                --                --
   Net transfers (including
     fixed account)...............          (207,971)         (360,557)                --                --
   Contract charges...............            (1,039)           (1,130)                --                --
   Transfers for contract benefits
     and terminations.............        (1,069,917)       (1,040,468)          (26,234)             (737)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,004,076)       (1,113,783)          (26,234)             (737)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,196,198       (1,246,288)          (25,566)             2,544
NET ASSETS:
   Beginning of year..............         11,250,311        12,496,599            27,574            25,030
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     12,446,509  $     11,250,311  $          2,008  $         27,574
                                     ================  ================  ================  ================


                                             FEDERATED KAUFMAN
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (749)  $          (640)
   Net realized gains (losses)....             5,828             3,400
   Change in unrealized gains
     (losses) on investments......             7,443           (1,780)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            12,522               980
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (1,147)           (1,349)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (1,147)           (1,349)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            11,375             (369)
NET ASSETS:
   Beginning of year..............            47,589            47,958
                                    ----------------  ----------------
   End of year....................  $         58,964  $         47,589
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         352,165  $         70,390  $    (2,690,012)  $    (3,447,540)
   Net realized gains (losses)....          7,905,617         3,033,075        52,246,703        56,534,065
   Change in unrealized gains
     (losses) on investments......            276,145       (1,946,628)        61,091,851      (18,019,471)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          8,533,927         1,156,837       110,648,542        35,067,054
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            816,124         1,112,917         9,296,181        11,378,837
   Net transfers (including
     fixed account)...............          (587,508)       (1,269,515)      (10,602,317)       (9,211,526)
   Contract charges...............            (8,530)           (9,018)       (4,504,202)       (4,391,890)
   Transfers for contract benefits
     and terminations.............        (7,180,351)       (6,429,011)      (52,772,793)      (41,080,267)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (6,960,265)       (6,594,627)      (58,583,131)      (43,304,846)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,573,662       (5,437,790)        52,065,411       (8,237,792)
NET ASSETS:
   Beginning of year..............         70,694,332        76,132,122       573,685,439       581,923,231
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      72,267,994  $     70,694,332  $    625,750,850  $    573,685,439
                                    =================  ================  ================  ================


                                        FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,698  $          35,825  $   (38,857,043)  $   (33,238,180)
   Net realized gains (losses)....           106,867            223,243        67,821,547        67,424,887
   Change in unrealized gains
     (losses) on investments......           395,750            452,684       504,990,287        70,790,241
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           517,315            711,752       533,954,791       104,976,948
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,240             15,146         5,377,314         4,366,399
   Net transfers (including
     fixed account)...............          (31,585)           (82,227)         (215,412)       199,882,002
   Contract charges...............                --                 --                --                --
   Transfers for contract benefits
     and terminations.............         (262,921)          (862,529)     (326,903,630)     (224,234,667)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (283,266)          (929,610)     (321,741,728)      (19,986,266)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           234,049          (217,858)       212,213,063        84,990,682
NET ASSETS:
   Beginning of year..............         4,741,279          4,959,137     4,491,693,357     4,406,702,675
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,975,328  $       4,741,279  $  4,703,906,420  $  4,491,693,357
                                    ================  =================  ================  ================

                                                                                   FIDELITY VIP
                                      FIDELITY VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (29,267,942)  $   (29,113,624)  $       (123,765)  $      (383,062)
   Net realized gains (losses)....       195,422,805       188,329,503                 --                --
   Change in unrealized gains
     (losses) on investments......       244,571,811      (63,123,246)                 --                --
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       410,726,674        96,092,633          (123,765)         (383,062)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,181,264         4,334,728            779,923       171,061,807
   Net transfers (including
     fixed account)...............                --                --              9,806     (199,693,702)
   Contract charges...............                --                --            (1,570)           (2,003)
   Transfers for contract benefits
     and terminations.............     (812,246,912)     (615,536,279)        (2,017,458)       (1,681,832)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (803,065,648)     (611,201,551)        (1,229,299)      (30,315,730)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............     (392,338,974)     (515,108,918)        (1,353,064)      (30,698,792)
NET ASSETS:
   Beginning of year..............     3,173,600,531     3,688,709,449         18,955,221        49,654,013
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  2,781,261,557  $  3,173,600,531  $      17,602,157  $     18,955,221
                                    ================  ================  =================  ================


                                            FIDELITY VIP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,861,188)  $    (1,938,297)
   Net realized gains (losses)....        18,097,088        20,037,429
   Change in unrealized gains
     (losses) on investments......        30,252,875      (19,372,389)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        46,488,775       (1,273,257)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,779,571         1,848,497
   Net transfers (including
     fixed account)...............       (2,203,752)       (3,710,183)
   Contract charges...............          (16,508)          (17,387)
   Transfers for contract benefits
     and terminations.............      (13,492,021)      (13,243,026)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (13,932,710)      (15,122,099)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............        32,556,065      (16,395,356)
NET ASSETS:
   Beginning of year..............       144,530,563       160,925,919
                                    ----------------  ----------------
   End of year....................  $    177,086,628  $    144,530,563
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FIDELITY VIP INDEX 500              FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        269,524  $         54,162  $    (3,716,096)  $    (4,154,096)
   Net realized gains (losses)....         4,090,359         2,765,773        26,427,590        26,390,295
   Change in unrealized gains
     (losses) on investments......         7,335,146         3,139,146        51,034,462        17,481,724
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,695,029         5,959,081        73,745,956        39,717,923
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                13                --         6,484,931         6,290,246
   Net transfers (including
     fixed account)...............       (1,230,024)       (1,234,171)       (7,529,604)       (4,482,079)
   Contract charges...............          (18,688)          (19,250)       (5,055,441)       (4,982,252)
   Transfers for contract benefits
     and terminations.............       (6,284,195)       (5,014,111)      (33,163,200)      (28,133,233)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,532,894)       (6,267,532)      (39,263,314)      (31,307,318)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,162,135         (308,451)        34,482,642         8,410,605
NET ASSETS:
   Beginning of year..............        61,915,726        62,224,177       409,695,192       401,284,587
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     66,077,861  $     61,915,726  $    444,177,834  $    409,695,192
                                    ================  ================  ================  ================


                                           FIDELITY VIP OVERSEAS            FTVIPT FRANKLIN INCOME VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,538  $           5,646  $      7,200,274  $      9,120,844
   Net realized gains (losses)....            57,495              2,151         1,254,900       (1,197,852)
   Change in unrealized gains
     (losses) on investments......           990,001          (292,991)        12,035,192        21,806,114
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,055,034          (285,194)        20,490,366        29,729,106
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,956             75,925         3,350,612         3,516,704
   Net transfers (including
     fixed account)...............          (46,711)           (60,736)         3,919,919       (1,827,109)
   Contract charges...............              (41)               (50)       (2,765,136)       (2,797,532)
   Transfers for contract benefits
     and terminations.............         (344,662)          (513,669)      (25,708,194)      (21,748,149)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (343,458)          (498,530)      (21,202,799)      (22,856,086)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           711,576          (783,724)         (712,433)         6,873,020
NET ASSETS:
   Beginning of year..............         3,832,068          4,615,792       260,175,136       253,302,116
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,543,644  $       3,832,068  $    259,462,703  $    260,175,136
                                    ================  =================  ================  ================

                                              FTVIPT FRANKLIN                     FTVIPT FRANKLIN
                                             MUTUAL SHARES VIP                  SMALL CAP VALUE VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,156,190  $        762,174  $    (1,045,277)  $      (603,981)
   Net realized gains (losses)....         7,238,844        11,735,942        10,274,597        18,193,022
   Change in unrealized gains
     (losses) on investments......           588,955         4,805,146         2,044,449        11,896,218
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,983,989        17,303,262        11,273,769        29,485,259
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,781,630         1,354,399         2,454,753         2,594,857
   Net transfers (including
     fixed account)...............         2,339,371           704,098         (592,795)       (6,026,344)
   Contract charges...............       (1,366,178)       (1,338,635)       (1,615,596)       (1,581,543)
   Transfers for contract benefits
     and terminations.............      (13,100,987)      (11,329,519)       (8,414,805)       (7,199,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,346,164)      (10,609,657)       (8,168,443)      (12,212,908)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,362,175)         6,693,605         3,105,326        17,272,351
NET ASSETS:
   Beginning of year..............       134,905,092       128,211,487       128,270,987       110,998,636
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    133,542,917  $    134,905,092  $    131,376,313  $    128,270,987
                                    ================  ================  ================  ================


                                       FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         578,128  $         97,525
   Net realized gains (losses)....           (35,143)           527,103
   Change in unrealized gains
     (losses) on investments......          9,092,479         2,954,153
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          9,635,464         3,578,781
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            158,997           357,216
   Net transfers (including
     fixed account)...............        (1,680,805)         3,646,293
   Contract charges...............          (894,483)         (858,486)
   Transfers for contract benefits
     and terminations.............        (5,040,480)       (4,221,347)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (7,456,771)       (1,076,324)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,178,693         2,502,457
NET ASSETS:
   Beginning of year..............         68,504,762        66,002,305
                                    -----------------  ----------------
   End of year....................  $      70,683,455  $     68,504,762
                                    =================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   FTVIPT
                                          TEMPLETON GLOBAL BOND VIP          INVESCO V.I. AMERICAN FRANCHISE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,854,279)  $     (2,819,021)  $           (186)  $           (182)
   Net realized gains (losses).....          (588,268)        (3,081,702)              1,209              1,116
   Change in unrealized gains
     (losses) on investments.......          4,800,233          8,927,333              2,125              (893)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,357,686          3,026,610              3,148                 41
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,622,382          3,333,851                 --                 --
   Net transfers (including
     fixed account)................          9,321,846          2,514,265                 --                 --
   Contract charges................        (2,626,411)        (2,766,762)                 --                 --
   Transfers for contract benefits
     and terminations..............       (16,979,649)       (14,901,348)              (720)            (2,482)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (7,661,832)       (11,819,994)              (720)            (2,482)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,304,146)        (8,793,384)              2,428            (2,441)
NET ASSETS:
   Beginning of year...............        213,840,331        222,633,715             12,495             14,936
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     207,536,185  $     213,840,331  $          14,923  $          12,495
                                     =================  =================  =================  =================


                                           INVESCO V.I. CORE EQUITY           INVESCO V.I. EQUITY AND INCOME
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (587)  $         (1,071)  $         557,088  $       1,676,980
   Net realized gains (losses).....             20,517             15,527         21,270,992         26,324,788
   Change in unrealized gains
     (losses) on investments.......            (4,684)              (647)         37,279,662         49,249,179
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             15,246             13,809         59,107,742         77,250,947
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --         20,101,042         16,956,615
   Net transfers (including
     fixed account)................                 75                 38         13,395,950        (5,664,468)
   Contract charges................                 --                 --        (7,232,802)        (7,077,278)
   Transfers for contract benefits
     and terminations..............           (56,447)           (14,006)       (58,238,576)       (46,507,739)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (56,372)           (13,968)       (31,974,386)       (42,292,870)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (41,126)              (159)         27,133,356         34,958,077
NET ASSETS:
   Beginning of year...............            171,207            171,366        654,269,917        619,311,840
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $         130,081  $         171,207  $     681,403,273  $     654,269,917
                                     =================  =================  =================  =================


                                        INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2017               2016              2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $               3  $            (22)  $      (306,814)  $      (463,656)
   Net realized gains (losses).....                 57                639         7,444,149         2,563,228
   Change in unrealized gains
     (losses) on investments.......                 68              (349)        42,782,098       (7,183,922)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                128                268        49,919,433       (5,084,350)
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                990         3,246,532         3,607,230
   Net transfers (including
     fixed account)................              1,138            (3,917)       (3,134,671)         7,408,564
   Contract charges................              (522)              (358)       (3,199,879)       (3,200,081)
   Transfers for contract benefits
     and terminations..............              (651)            (2,475)      (21,257,291)      (15,272,513)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......               (35)            (5,760)      (24,345,309)       (7,456,800)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............                 93            (5,492)        25,574,124      (12,541,150)
NET ASSETS:
   Beginning of year...............              1,017              6,509       243,849,630       256,390,780
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $           1,110  $           1,017  $    269,423,754  $    243,849,630
                                     =================  =================  ================  ================


                                           IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2017               2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,241  $         (2,092)
   Net realized gains (losses).....            (2,480)           (29,559)
   Change in unrealized gains
     (losses) on investments.......             47,423             19,774
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             46,184           (11,877)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --             49,073
   Net transfers (including
     fixed account)................             53,650           (42,838)
   Contract charges................                (7)               (16)
   Transfers for contract benefits
     and terminations..............               (12)           (78,861)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             53,631           (72,642)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............             99,815           (84,519)
NET ASSETS:
   Beginning of year...............            233,181            317,700
                                     -----------------  -----------------
   End of year.....................  $         332,996  $         233,181
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,855,686)  $    (2,167,911)  $      (891,816)  $     (285,310)
   Net realized gains (losses)....        28,733,843        20,190,034        28,854,954       18,709,188
   Change in unrealized gains
     (losses) on investments......        16,514,276      (18,916,437)        42,828,296       12,788,762
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,392,433         (894,314)        70,791,434       31,212,640
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,163,897        12,769,827        12,788,613       13,233,628
   Net transfers (including
     fixed account)...............         1,668,829         6,572,083            13,177      (6,775,239)
   Contract charges...............       (3,351,968)       (3,214,606)       (4,896,400)      (4,841,666)
   Transfers for contract benefits
     and terminations.............      (24,939,914)      (22,574,903)      (32,547,983)     (27,170,816)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,459,156)       (6,447,599)      (24,642,593)     (25,554,093)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        27,933,277       (7,341,913)        46,148,841        5,658,547
NET ASSETS:
   Beginning of year..............       293,536,621       300,878,534       405,981,554      400,323,007
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    321,469,898  $    293,536,621  $    452,130,395  $   405,981,554
                                    ================  ================  ================  ===============

                                           LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                       VARIABLE DIVIDEND STRATEGY           VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (64,634)  $         99,724  $       (49,414)  $       (43,931)
   Net realized gains (losses)....        6,426,078         4,502,131           338,155           379,954
   Change in unrealized gains
     (losses) on investments......       27,815,865        19,079,369           377,477         (188,699)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       34,177,309        23,681,224           666,218           147,324
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        8,178,729         6,793,180             3,105               360
   Net transfers (including
     fixed account)...............          911,632         (600,819)          (25,383)         (243,618)
   Contract charges...............      (2,404,766)       (2,314,431)          (12,122)          (13,427)
   Transfers for contract benefits
     and terminations.............     (17,115,313)      (13,256,121)         (543,531)         (605,126)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (10,429,718)       (9,378,191)         (577,931)         (861,811)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       23,747,591        14,303,033            88,287         (714,487)
NET ASSETS:
   Beginning of year..............      200,725,348       186,422,315         3,173,371         3,887,858
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   224,472,939  $    200,725,348  $      3,261,658  $      3,173,371
                                    ===============  ================  ================  ================

                                           LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP VALUE           VARIABLE SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (34,951)  $      (10,471)  $   (1,525,109)  $    (1,367,176)
   Net realized gains (losses)....           654,318          253,744        6,294,589         5,281,882
   Change in unrealized gains
     (losses) on investments......           287,048          594,251       17,263,633           637,725
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           906,415          837,524       22,033,113         4,552,431
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            49,457          159,294        3,327,457         4,335,272
   Net transfers (including
     fixed account)...............       (1,856,934)          915,334      (4,318,114)         (154,058)
   Contract charges...............          (79,504)         (85,407)      (1,305,775)       (1,244,198)
   Transfers for contract benefits
     and terminations.............         (594,433)        (753,495)      (8,853,017)       (6,274,238)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,481,414)          235,726     (11,149,449)       (3,337,222)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,574,999)        1,073,250       10,883,664         1,215,209
NET ASSETS:
   Beginning of year..............         8,591,571        7,518,321      102,811,126       101,595,917
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $      7,016,572  $     8,591,571  $   113,694,790  $    102,811,126
                                    ================  ===============  ===============  ================

                                                 LMPVET QS
                                       VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        393,932  $        401,086
   Net realized gains (losses)....         4,986,303           439,055
   Change in unrealized gains
     (losses) on investments......         (875,884)         1,355,038
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,504,351         2,195,179
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           421,591           449,435
   Net transfers (including
     fixed account)...............           401,235         1,119,642
   Contract charges...............         (469,764)         (473,039)
   Transfers for contract benefits
     and terminations.............       (3,560,761)       (2,695,104)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,207,699)       (1,599,066)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,296,652           596,113
NET ASSETS:
   Beginning of year..............        38,835,887        38,239,774
                                    ----------------  ----------------
   End of year....................  $     40,132,539  $     38,835,887
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2017              2016             2017             2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        373,414  $         64,340  $         2,448  $         2,164
   Net realized gains (losses)....        15,727,442         3,988,123          199,715          105,411
   Change in unrealized gains
     (losses) on investments......       (1,965,464)         1,529,479         (83,073)         (54,300)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,135,392         5,581,942          119,090           53,275
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           478,935           874,902           12,453           49,844
   Net transfers (including
     fixed account)...............         (616,366)         1,003,629            6,028          (4,788)
   Contract charges...............         (934,163)         (943,812)            (404)            (469)
   Transfers for contract benefits
     and terminations.............       (7,328,788)       (6,334,763)        (254,376)        (454,192)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,400,382)       (5,400,044)        (236,299)        (409,605)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         5,735,010           181,898        (117,209)        (356,330)
NET ASSETS:
   Beginning of year..............        83,823,213        83,641,315          921,078        1,277,408
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $     89,558,223  $     83,823,213  $       803,869  $       921,078
                                    ================  ================  ===============  ===============

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND        MFS VIT INVESTORS TRUST
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,341,225  $      4,075,107  $           (51)  $          (45)
   Net realized gains (losses)....         (676,542)       (1,878,440)             1,240            1,121
   Change in unrealized gains
     (losses) on investments......         3,451,528         9,237,046               111            (484)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,116,211        11,433,713             1,300              592
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,134,141         1,324,881                --               --
   Net transfers (including
     fixed account)...............         2,716,610       (2,102,281)                --               --
   Contract charges...............         (952,072)         (959,444)                --               --
   Transfers for contract benefits
     and terminations.............       (9,373,450)       (8,407,408)           (4,084)            (640)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,474,771)      (10,144,252)           (4,084)            (640)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (358,560)         1,289,461           (2,784)             (48)
NET ASSETS:
   Beginning of year..............        87,930,944        86,641,483             8,827            8,875
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     87,572,384  $     87,930,944  $          6,043  $         8,827
                                    ================  ================  ================  ===============


                                           MFS VIT NEW DISCOVERY                MFS VIT RESEARCH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (250)  $          (543)  $            (9)  $          (131)
   Net realized gains (losses)....             4,682             1,815             2,684             3,861
   Change in unrealized gains
     (losses) on investments......             (417)             1,685             1,215           (2,546)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,015             2,957             3,890             1,184
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including
     fixed account)...............                --                --                --                --
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............          (38,686)           (1,011)           (4,398)           (5,787)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (38,686)           (1,011)           (4,398)           (5,787)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (34,671)             1,946             (508)           (4,603)
NET ASSETS:
   Beginning of year..............            41,234            39,288            21,608            26,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          6,563  $         41,234  $         21,100  $         21,608
                                    ================  ================  ================  ================


                                        NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017             2016
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (54)  $           (60)
   Net realized gains (losses)....            1,494             1,095
   Change in unrealized gains
     (losses) on investments......            (493)               214
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              947             1,249
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --                --
   Net transfers (including
     fixed account)...............               --                --
   Contract charges...............               --                --
   Transfers for contract benefits
     and terminations.............          (2,006)           (1,907)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (2,006)           (1,907)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............          (1,059)             (658)
NET ASSETS:
   Beginning of year..............            6,564             7,222
                                    ---------------  ----------------
   End of year....................  $         5,505  $          6,564
                                    ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                      OPPENHEIMER VA
                                          GLOBAL                  OPPENHEIMER VA                      OPPENHEIMER VA
                                    MULTI-ALTERNATIVES           GOVERNMENT MONEY                  MAIN STREET SMALL CAP
                                        SUB-ACCOUNT                 SUB-ACCOUNT                         SUB-ACCOUNT
                                    ------------------  ----------------------------------  ----------------------------------
                                         2017 (a)             2017              2016              2017              2016
                                    ------------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $           (47)   $           (32)  $           (48)  $      (824,978)  $    (1,193,648)
   Net realized gains (losses)....               (90)                 --                --        10,132,948         6,500,090
   Change in unrealized gains
     (losses) on investments......            (3,134)                 --                --         4,224,374        11,237,743
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            (3,271)               (32)              (48)        13,532,344        16,544,185
                                    ------------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 50                 --                --         1,283,733         1,327,499
   Net transfers (including
     fixed account)...............            259,386                 --                --       (2,190,062)       (2,886,762)
   Contract charges...............               (16)                 --                --       (1,304,527)       (1,283,015)
   Transfers for contract benefits
     and terminations.............            (2,485)              (145)             (148)       (9,826,409)       (7,757,953)
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            256,935              (145)             (148)      (12,037,265)      (10,600,231)
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            253,664              (177)             (196)         1,495,079         5,943,954
NET ASSETS:
   Beginning of year..............                 --              3,396             3,592       115,192,944       109,248,990
                                    ------------------  ----------------  ----------------  ----------------  ----------------
   End of year....................   $        253,664   $          3,219  $          3,396  $    116,688,023  $    115,192,944
                                    ==================  ================  ================  ================  ================



                                        OPPENHEIMER VA MAIN STREET      OPPENHEIMER VA TOTAL RETURN BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (163)  $          (264)  $            20  $            165
   Net realized gains (losses)....             3,121            14,724            (967)             (587)
   Change in unrealized gains
     (losses) on investments......            12,465           (4,604)            1,045               571
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            15,423             9,856               98               149
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --               --                --
   Net transfers (including
     fixed account)...............                --                --               --                --
   Contract charges...............                --                --               --                --
   Transfers for contract benefits
     and terminations.............           (3,688)          (12,174)          (3,255)           (1,907)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,688)          (12,174)          (3,255)           (1,907)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............            11,735           (2,318)          (3,157)           (1,758)
NET ASSETS:
   Beginning of year..............           102,246           104,564            5,719             7,477
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $        113,981  $        102,246  $         2,562  $          5,719
                                    ================  ================  ===============  ================


                                                PIMCO VIT                            PIMCO VIT
                                      COMMODITY REALRETURN STRATEGY            EMERGING MARKETS BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         44,210  $        (1,454)  $         31,271  $         19,858
   Net realized gains (losses)....           (9,161)           (4,882)             2,773             (739)
   Change in unrealized gains
     (losses) on investments......          (32,485)            50,041            32,872            34,366
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,564            43,705            66,916            53,485
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,701            82,723             4,294           221,405
   Net transfers (including
     fixed account)...............            20,842           102,751           251,758          (13,170)
   Contract charges...............              (75)              (55)             (104)              (85)
   Transfers for contract benefits
     and terminations.............          (39,639)          (14,359)          (47,137)          (22,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (4,171)           171,060           208,811           185,462
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (1,607)           214,765           275,727           238,947
NET ASSETS:
   Beginning of year..............           464,850           250,085           645,743           406,796
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        463,243  $        464,850  $        921,470  $        645,743
                                    ================  ================  ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       PIMCO VIT UNCONSTRAINED BOND          PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            334  $            290  $      (517,266)  $      (573,188)
   Net realized gains (losses)....             2,254           (3,758)         6,180,507         4,194,006
   Change in unrealized gains
     (losses) on investments......            15,463            18,128         1,654,564         5,084,247
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            18,051            14,660         7,317,805         8,705,065
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,741           195,066         1,259,070         1,113,121
   Net transfers (including
     fixed account)...............            48,507            97,472           776,762          (65,716)
   Contract charges...............              (64)              (74)         (687,778)         (672,822)
   Transfers for contract benefits
     and terminations.............          (64,152)          (28,936)       (6,607,009)       (5,748,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (13,968)           263,528       (5,258,955)       (5,373,854)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             4,083           278,188         2,058,850         3,331,211
NET ASSETS:
   Beginning of year..............           560,051           281,863        67,321,539        63,990,328
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        564,134  $        560,051  $     69,380,389  $     67,321,539
                                    ================  ================  ================  ================


                                      PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GOVERNMENT MONEY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,618  $          3,941  $        (1,625)  $        (5,020)
   Net realized gains (losses)....            15,679            47,420                --                --
   Change in unrealized gains
     (losses) on investments......          (13,505)          (40,983)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,792            10,378           (1,625)           (5,020)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               334               621                --                --
   Net transfers (including
     fixed account)...............            17,579             8,221         (126,898)            92,628
   Contract charges...............           (3,098)           (3,301)             (108)             (118)
   Transfers for contract benefits
     and terminations.............          (26,920)           (4,793)          (14,683)          (51,844)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (12,105)               748         (141,689)            40,666
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (8,313)            11,126         (143,314)            35,646
NET ASSETS:
   Beginning of year..............           252,027           240,901           532,685           497,039
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        243,714  $        252,027  $        389,371  $        532,685
                                    ================  ================  ================  ================


                                        T. ROWE PRICE GROWTH STOCK       T. ROWE PRICE INTERNATIONAL STOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (48,580)  $       (52,576)  $          3,036  $          1,032
   Net realized gains (losses)....         1,376,079           412,844            18,893             8,094
   Change in unrealized gains
     (losses) on investments......           722,890         (355,528)            84,436           (3,274)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,050,389             4,740           106,365             5,852
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           228,728           193,684            19,749            10,989
   Net transfers (including
     fixed account)...............         (117,076)         (301,323)            11,575          (11,589)
   Contract charges...............           (1,098)           (1,118)              (69)              (96)
   Transfers for contract benefits
     and terminations.............         (557,208)         (562,309)           (3,303)          (39,735)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (446,654)         (671,066)            27,952          (40,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,603,735         (666,326)           134,317          (34,579)
NET ASSETS:
   Beginning of year..............         6,392,650         7,058,976           383,175           417,754
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,996,385  $      6,392,650  $        517,492  $        383,175
                                    ================  ================  ================  ================

                                             TAP 1919 VARIABLE
                                       SOCIALLY RESPONSIVE BALANCED
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017              2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (820)  $         (1,057)
   Net realized gains (losses)....            11,346              8,317
   Change in unrealized gains
     (losses) on investments......             9,713            (2,565)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            20,239              4,695
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --              3,677
   Net transfers (including
     fixed account)...............               279              (931)
   Contract charges...............              (91)              (117)
   Transfers for contract benefits
     and terminations.............          (17,733)           (79,210)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (17,545)           (76,581)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............             2,694           (71,886)
NET ASSETS:
   Beginning of year..............           143,946            215,832
                                    ----------------  -----------------
   End of year....................  $        146,640  $         143,946
                                    ================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                      VIF GLOBAL INFRASTRUCTURE
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                      2017               2016
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $           4,862  $           3,590
   Net realized gains (losses)................................................................             25,749             25,538
   Change in unrealized gains
     (losses) on investments..................................................................             27,754             25,505
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................             58,365             54,633
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................              3,778             90,084
   Net transfers (including
     fixed account)...........................................................................             47,785             43,465
   Contract charges...........................................................................               (89)              (144)
   Transfers for contract benefits
     and terminations.........................................................................           (68,583)           (29,784)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................           (17,109)            103,621
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................             41,256            158,254
NET ASSETS:
   Beginning of year..........................................................................            503,939            345,685
                                                                                                -----------------  -----------------
   End of year................................................................................  $         545,195  $         503,939
                                                                                                =================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife Investors USA Separate Account A to Brighthouse Separate Account A.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust ("LMPVIT")
   Insurance Funds) ("Invesco V.I.")                       MFS Variable Insurance Trust ("MFS VIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Brighthouse Funds Trust I ("BHFTI")*                       Oppenheimer Variable Account Funds
Brighthouse Funds Trust II ("BHFTII")*                       ("Oppenheimer VA")
Deutsche Variable Series I ("Deutsche I")                  PIMCO Variable Insurance Trust ("PIMCO VIT")
Federated Insurance Series ("Federated")                   Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      T. Rowe Price Government Money Fund, Inc.
Franklin Templeton Variable Insurance Products Trust       T. Rowe Price Growth Stock Fund, Inc.
   ("FTVIPT")                                              T. Rowe Price International Fund, Inc.
Ivy Variable Insurance Portfolios ("IVY VIP")              The Alger Portfolios ("Alger")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust ("LMPVET")       VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

Alger Small Cap Growth Sub-Account                       BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Bond Sub-Account (a)                      BHFTI Loomis Sayles Global Markets Sub-Account
American Funds Global Growth Sub-Account (a)             BHFTI MetLife Multi-Index Targeted Risk
American Funds Global Small Capitalization Sub-            Sub-Account
   Account (a)                                           BHFTI MFS Research International Sub-Account (a)
American Funds Growth Sub-Account                        BHFTI Morgan Stanley Mid Cap Growth
American Funds Growth-Income Sub-Account (a)               Sub-Account (a)
BHFTI AB Global Dynamic Allocation Sub-Account           BHFTI Oppenheimer Global Equity Sub-Account
BHFTI Allianz Global Investors Dynamic Multi-Asset       BHFTI PanAgora Global Diversified Risk
   Plus Sub-Account                                        Sub-Account
BHFTI American Funds Balanced Allocation                 BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds Growth Allocation                   BHFTI Pyramis Government Income Sub-Account
   Sub-Account                                           BHFTI Schroders Global Multi-Asset II Sub-Account
BHFTI American Funds Growth Sub-Account                  BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI American Funds Moderate Allocation                 BHFTI SSGA Growth and Income ETF Sub-Account
   Sub-Account                                           BHFTI SSGA Growth ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
BHFTI BlackRock Global Tactical Strategies               BHFTI T. Rowe Price Mid Cap Growth Sub-Account
   Sub-Account                                           BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock High Yield Sub-Account (a)               BHFTI Victory Sycamore Mid Cap Value Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII Baillie Gifford International Stock Sub-
BHFTI Brighthouse/Aberdeen Emerging Markets                Account (a)
   Equity Sub-Account                                    BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse/Eaton Vance Floating Rate                Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Ultra-Short Term Bond Sub-
BHFTI Brighthouse/Franklin Low Duration Total              Account (a)
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account (a)                                       BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Clarion Global Real Estate Sub-Account               Sub-Account (a)
BHFTI ClearBridge Aggressive Growth Sub-Account (a)      BHFTII Brighthouse/Dimensional International Small
BHFTI Harris Oakmark International Sub-Account (a)         Company Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Brighthouse/Wellington Core Equity
   Sub-Account                                             Opportunities Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                       BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account (a)                 BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI JPMorgan Global Active Allocation                  BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONTINUED)


BHFTII MetLife Aggregate Bond Index Sub-Account (a)      IVY VIP Asset Strategy Sub-Account
BHFTII MetLife Mid Cap Stock Index Sub-Account (a)       LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife MSCI EAFE Index Sub-Account (a)              Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account (a)        LMPVET ClearBridge Variable Appreciation Sub-
BHFTII MetLife Stock Index Sub-Account (a)                  Account (a)
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Dividend Strategy
BHFTII MFS Value II Sub-Account (a)                         Sub-Account (a)
BHFTII MFS Value Sub-Account (a)                         LMPVET ClearBridge Variable Large Cap Growth
BHFTII Neuberger Berman Genesis Sub-Account (a)             Sub-Account
BHFTII T. Rowe Price Large Cap Growth                    LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BHFTII T. Rowe Price Small Cap Growth                    LMPVET ClearBridge Variable Small Cap Growth
   Sub-Account (a)                                          Sub-Account (a)
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Conservative Growth
   Sub-Account                                              Sub-Account
BHFTII Western Asset Management Strategic Bond           LMPVET QS Variable Growth Sub-Account
   Opportunities Sub-Account (a)                         LMPVET QS Variable Moderate Growth Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVIT Western Asset Variable Global High Yield
   Sub-Account (a)                                          Bond Sub-Account (a)
BlackRock Global Allocation V.I. Sub-Account             MFS VIT Investors Trust Sub-Account
Deutsche I CROCI International VIP Sub-Account           MFS VIT New Discovery Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Research Sub-Account
Federated Kaufman Sub-Account                            Neuberger Berman Genesis Sub-Account
Fidelity VIP Asset Manager Sub-Account                   Oppenheimer VA Global Multi-Alternatives
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account (b)
Fidelity VIP Equity-Income Sub-Account                   Oppenheimer VA Government Money Sub-Account
Fidelity VIP FundsManager 50% Sub-Account                Oppenheimer VA Main Street Small Cap
Fidelity VIP FundsManager 60% Sub-Account                   Sub-Account (a)
Fidelity VIP Government Money Market Sub-Account         Oppenheimer VA Main Street Sub-Account
Fidelity VIP Growth Sub-Account                          Oppenheimer VA Total Return Bond Sub-Account
Fidelity VIP Index 500 Sub-Account                       PIMCO VIT Commodity RealReturn Strategy
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
Fidelity VIP Overseas Sub-Account                        PIMCO VIT Emerging Markets Bond Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   PIMCO VIT Unconstrained Bond Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Pioneer VCT Mid Cap Value Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Pioneer VCT Real Estate Shares Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 T. Rowe Price Government Money Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             T. Rowe Price Growth Stock Sub-Account
Invesco V.I. American Franchise Sub-Account (a)          T. Rowe Price International Stock Sub-Account
Invesco V.I. Core Equity Sub-Account                     TAP 1919 Variable Socially Responsive Balanced
Invesco V.I. Equity and Income Sub-Account (a)              Sub-Account
Invesco V.I. Growth and Income Sub-Account               VIF Global Infrastructure Sub-Account
Invesco V.I. International Growth Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the period ended December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


B. The following Sub-Accounts had no net assets as of December 31, 2017:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account


3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2017:

LMPVET EnTrustPermal Alternative Select VIT
   Sub-Account
VanEck VIP Long/Short Equity Index Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                              New Name

Janus Aspen Global Research Portfolio                    Janus Henderson Global Research Portfolio
(MIST) Goldman Sachs Mid Cap Value Portfolio             (BHFTI) Wells Capital Management Mid Cap Value
                                                           Portfolio
(MIST) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                    (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Blackrock Large Cap Value Portfolio                (BHFTII) MFS Value II Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


(MSF) Van Eck Global Natural Resources Portfolio       (BHFTII) VanEck Global Natural Resources Portfolio
Oppenheimer VA Core Bond Portfolio                     Oppenheimer VA Total Return Bond Portfolio

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc (VIF)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                           New Name

MetLife Investors USA Separate Account A              Brighthouse Separate Account A

LIQUIDATION:

EnTrustPermal Alternative Select VIT Portfolio
VanEck VIP Long/Short Equity Index Fund


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                    -----------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                    ------------   --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account...........................     2,221,976       57,097,206           308,217        5,361,421
     American Funds Bond Sub-Account..............................    12,700,182      136,004,677        13,193,738       10,404,923
     American Funds Global Growth Sub-Account.....................    10,368,921      237,280,865        14,753,025       49,573,745
     American Funds Global Small Capitalization Sub-Account.......     4,845,957       97,113,681         2,089,283       14,552,000
     American Funds Growth Sub-Account............................    10,158,395      594,578,397        78,537,301      131,212,294
     American Funds Growth-Income Sub-Account.....................     8,117,759      320,503,672        38,511,297       46,818,708
     BHFTI AB Global Dynamic Allocation Sub-Account...............   259,787,965    2,645,061,784        47,630,259      293,526,759
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account................................................     9,569,620      102,155,312        22,927,961        3,546,170
     BHFTI American Funds Balanced Allocation Sub-Account.........   322,147,648    2,954,588,283       226,586,087      267,034,003
     BHFTI American Funds Growth Allocation Sub-Account...........   192,870,060    1,661,422,109       170,038,172      155,437,868
     BHFTI American Funds Growth Sub-Account......................    66,831,175      608,896,317        85,179,299       88,082,599
     BHFTI American Funds Moderate Allocation Sub-Account.........   159,042,668    1,484,590,737       102,056,907      158,087,691
     BHFTI AQR Global Risk Balanced Sub-Account...................   253,548,290    2,640,286,277       155,505,088      245,726,511
     BHFTI BlackRock Global Tactical Strategies Sub-Account.......   475,268,382    4,681,450,537        96,014,570      481,929,674
     BHFTI BlackRock High Yield Sub-Account.......................    30,022,451      239,471,410        18,419,332       22,482,509
     BHFTI Brighthouse Asset Allocation 100 Sub-Account...........    46,422,132      499,388,654        44,638,006       68,504,989
     BHFTI Brighthouse Balanced Plus Sub-Account..................   667,687,668    6,898,573,977       566,675,131      310,268,900
     BHFTI Brighthouse Small Cap Value Sub-Account................    15,497,869      219,510,528        16,975,206       39,538,550
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account................................................    37,761,000      363,473,600        12,192,860       51,868,506
     BHFTI Brighthouse/Artisan International Sub-Account..........        27,721          262,470            41,729           38,777
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account......     6,091,431       62,769,177        10,217,646       12,364,550
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account................................................    15,659,869      154,426,343        18,297,289       13,440,879
     BHFTI Brighthouse/Templeton International Bond Sub-Account...     3,761,591       42,681,627         1,444,315        3,531,936
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account................................................     1,025,081       10,903,485         1,122,798        2,586,272
     BHFTI Clarion Global Real Estate Sub-Account.................    21,750,078      248,661,534        12,559,936       24,246,731
     BHFTI ClearBridge Aggressive Growth Sub-Account..............    26,330,865      272,342,562         9,952,541       75,503,823
     BHFTI Harris Oakmark International Sub-Account...............    40,138,957      562,695,476        26,255,186       91,730,076
     BHFTI Invesco Balanced-Risk Allocation Sub-Account...........   101,793,579    1,042,969,390       165,425,449       66,164,326
     BHFTI Invesco Comstock Sub-Account...........................    47,391,077      567,629,742        40,746,007       96,282,985
     BHFTI Invesco Small Cap Growth Sub-Account...................    22,715,272      313,929,765        38,882,593       43,619,631
     BHFTI JPMorgan Core Bond Sub-Account.........................    33,340,305      348,488,348        25,921,052       25,052,068
     BHFTI JPMorgan Global Active Allocation Sub-Account..........    94,305,469    1,032,038,511        60,578,265       68,777,430
     BHFTI JPMorgan Small Cap Value Sub-Account...................     1,381,217       19,868,202         1,964,520        3,367,402
     BHFTI Loomis Sayles Global Markets Sub-Account...............     8,765,874      107,447,916         5,000,999       25,125,674
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account..........    73,690,458      859,571,627        72,493,848       36,531,213
     BHFTI MFS Research International Sub-Account.................    21,822,832      236,631,411         9,311,113       41,333,652
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account..............    12,706,148      139,569,778         2,846,401       34,593,027
     BHFTI Oppenheimer Global Equity Sub-Account..................     2,575,302       45,443,636           711,211       13,136,798
     BHFTI PanAgora Global Diversified Risk Sub-Account...........    13,275,130      141,520,515        55,319,154       21,240,350
     BHFTI PIMCO Inflation Protected Bond Sub-Account.............    64,229,497      694,146,502        35,668,596       36,196,425
     BHFTI PIMCO Total Return Sub-Account.........................   130,430,297    1,529,807,166        73,089,039       68,737,345
     BHFTI Pyramis Government Income Sub-Account..................    54,606,998      586,156,710        20,046,240       95,202,738
     BHFTI Schroders Global Multi-Asset II Sub-Account............    39,520,547      439,955,650        51,765,897       22,501,318
     BHFTI Schroders Global Multi-Asset Sub-Account...............    48,814,464      539,363,609        27,773,367       40,746,500
     BHFTI SSGA Growth and Income ETF Sub-Account.................   107,928,748    1,181,710,460        40,009,856      148,255,362
     BHFTI SSGA Growth ETF Sub-Account............................    38,516,444      407,908,864        24,290,905       56,997,165
     BHFTI T. Rowe Price Large Cap Value Sub-Account..............    22,274,732      622,076,941        87,857,040       90,720,186
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account...............    45,413,234      412,148,475        50,552,756       77,038,753
     BHFTI TCW Core Fixed Income Sub-Account......................        34,240          347,565            80,510           27,534
     BHFTI Victory Sycamore Mid Cap Value Sub-Account.............    13,044,154      219,599,119         6,991,986       30,007,385

(a)  For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                    -----------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                    ------------   --------------    --------------   --------------
     BHFTI Wells Capital Management Mid Cap Value Sub-Account.....    10,449,378      135,887,881         3,348,830       19,397,744
     BHFTII Baillie Gifford International Stock Sub-Account.......    18,946,699      178,990,488         6,482,087       47,287,083
     BHFTII BlackRock Bond Income Sub-Account.....................       686,606       73,224,843         7,769,014       10,383,846
     BHFTII BlackRock Capital Appreciation Sub-Account............       375,856       11,472,653         1,203,621        3,181,911
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account...........     2,919,087      292,050,234        39,072,513       90,651,234
     BHFTII Brighthouse Asset Allocation 20 Sub-Account...........     9,493,581      103,644,691        29,115,394       30,159,755
     BHFTII Brighthouse Asset Allocation 40 Sub-Account...........   320,041,712    3,842,133,369       195,537,026      576,131,122
     BHFTII Brighthouse Asset Allocation 60 Sub-Account...........   519,898,084    6,577,005,464       371,252,633      745,063,683
     BHFTII Brighthouse Asset Allocation 80 Sub-Account...........   422,921,817    5,818,201,681       411,326,732      666,316,416
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.........       826,943      177,797,328         4,640,945       38,249,249
     BHFTII Brighthouse/Dimensional International Small Company
       Sub-Account................................................     4,752,802       65,999,095        10,611,586        8,995,822
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account................................................    25,905,846      742,598,822        52,343,314      107,865,755
     BHFTII Frontier Mid Cap Growth Sub-Account...................     2,085,499       62,514,011         4,128,678       11,681,472
     BHFTII Jennison Growth Sub-Account...........................    30,556,771      378,626,036        39,243,420       96,080,660
     BHFTII Loomis Sayles Small Cap Core Sub-Account..............        52,283       12,358,781         2,347,433        3,335,049
     BHFTII Loomis Sayles Small Cap Growth Sub-Account............        24,492          322,028            28,772           37,412
     BHFTII MetLife Aggregate Bond Index Sub-Account..............    29,466,891      320,174,945        35,016,661       30,772,844
     BHFTII MetLife Mid Cap Stock Index Sub-Account...............     8,359,420      130,878,659        21,293,434       17,971,546
     BHFTII MetLife MSCI EAFE Index Sub-Account...................     8,602,224      102,894,929         9,846,357       14,072,824
     BHFTII MetLife Russell 2000 Index Sub-Account................     7,110,587      112,976,710        16,487,019       20,179,671
     BHFTII MetLife Stock Index Sub-Account.......................    12,368,319      431,137,435        44,049,133       91,543,488
     BHFTII MFS Total Return Sub-Account..........................       244,342       36,777,334         5,649,264        5,728,251
     BHFTII MFS Value II Sub-Account..............................       520,595        4,935,467           546,099          882,403
     BHFTII MFS Value Sub-Account.................................    18,303,296      272,041,009        29,841,465       37,707,711
     BHFTII Neuberger Berman Genesis Sub-Account..................     6,105,348       91,777,226        12,544,041       17,672,824
     BHFTII T. Rowe Price Large Cap Growth Sub-Account............    10,493,907      221,397,346        33,515,708       27,706,148
     BHFTII T. Rowe Price Small Cap Growth Sub-Account............       600,034       11,087,652         2,302,133        3,043,902
     BHFTII VanEck Global Natural Resources Sub-Account...........     8,222,352       98,043,114        14,034,479       14,100,085
     BHFTII Western Asset Management Strategic Bond Opportunities
       Sub-Account................................................    76,824,771      998,478,163        56,154,050       81,546,304
     BHFTII Western Asset Management U.S. Government
       Sub-Account................................................    21,057,679      252,415,290        13,545,607       17,931,709
     BlackRock Global Allocation V.I. Sub-Account.................       202,121        2,770,013           270,216          143,809
     Deutsche I CROCI International VIP Sub-Account...............     1,695,710       15,737,121         1,041,650        1,364,658
     Federated High Income Bond Sub-Account.......................           295            2,040             1,871           26,351
     Federated Kaufman Sub-Account................................         3,078           44,783             5,496            1,896
     Fidelity VIP Asset Manager Sub-Account.......................     4,745,108       72,525,862         9,540,739        8,099,323
     Fidelity VIP Contrafund Sub-Account..........................    16,588,759      447,916,337        44,404,354       73,408,651
     Fidelity VIP Equity-Income Sub-Account.......................       208,260        4,626,873           188,107          357,326
     Fidelity VIP FundsManager 50% Sub-Account....................   347,922,072    4,102,889,249        81,226,508      413,397,986
     Fidelity VIP FundsManager 60% Sub-Account....................   222,500,925    2,235,272,144        92,380,439      861,738,275
     Fidelity VIP Government Money Market Sub-Account.............    17,602,168       17,602,168         1,944,974        3,298,044
     Fidelity VIP Growth Sub-Account..............................     2,391,447      100,354,814        12,393,740       16,387,521
     Fidelity VIP Index 500 Sub-Account...........................       243,668       33,010,597         1,334,445        8,391,483
     Fidelity VIP Mid Cap Sub-Account.............................    11,753,847      351,081,713        22,852,547       46,071,371
     Fidelity VIP Overseas Sub-Account............................       198,673        3,662,135           152,072          484,051
     FTVIPT Franklin Income VIP Sub-Account.......................    16,045,937      241,673,131        12,172,664       26,175,181
     FTVIPT Franklin Mutual Shares VIP Sub-Account................     6,559,085      117,414,053         9,359,551       13,115,207
     FTVIPT Franklin Small Cap Value VIP Sub-Account..............     6,635,169      112,869,196        12,240,426       12,482,403
     FTVIPT Templeton Foreign VIP Sub-Account.....................     4,569,070       67,453,355         2,821,405        9,700,060
     FTVIPT Templeton Global Bond VIP Sub-Account.................    12,570,334      229,567,770         3,462,186       13,291,931
     Invesco V.I. American Franchise Sub-Account..................           237           13,253             1,129              920

(a)  For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                         FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017            DECEMBER 31, 2017
                                                                    ----------------------------   -------------------------------
                                                                                                      COST OF          PROCEEDS
                                                                      SHARES         COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                    -----------    -------------   -------------    --------------
     Invesco V.I. Core Equity Sub-Account.........................        3,543           98,142           7,914            58,345
     Invesco V.I. Equity and Income Sub-Account...................   35,957,940      529,574,765      26,566,141        45,941,660
     Invesco V.I. Growth and Income Sub-Account...................           49              907              95                83
     Invesco V.I. International Growth Sub-Account................    6,850,301      188,929,488       4,177,059        28,829,195
     Ivy VIP Asset Strategy Sub-Account...........................       35,550          325,593          92,096            37,220
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account................................................   11,835,969      241,680,734      33,064,027        30,138,963
     LMPVET ClearBridge Variable Appreciation Sub-Account.........   10,773,746      293,331,294      30,035,444        40,838,833
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account................................................   11,214,199      134,250,424       7,591,172        18,085,539
     LMPVET ClearBridge Variable Large Cap Growth Sub-Account.....      132,429        2,527,191         482,877           930,102
     LMPVET ClearBridge Variable Large Cap Value Sub-Account......      327,423        5,771,034         713,746         3,028,824
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account................................................    4,390,170       79,662,269       5,518,460        15,874,299
     LMPVET QS Variable Conservative Growth Sub-Account...........    2,741,297       35,551,719       5,519,854         4,167,226
     LMPVET QS Variable Growth Sub-Account........................    6,193,519       79,628,757      15,646,297         9,941,676
     LMPVET QS Variable Moderate Growth Sub-Account...............       57,709          696,908         166,176           266,452
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account................................................   11,993,088       95,179,954       6,303,545         9,437,097
     MFS VIT Investors Trust Sub-Account..........................          201            4,194             258             4,175
     MFS VIT New Discovery Sub-Account............................          327            5,058             112            38,927
     MFS VIT Research Sub-Account.................................          716           14,010           1,564             4,672
     Neuberger Berman Genesis Sub-Account.........................           96            3,955             916             2,071
     Oppenheimer VA Global Multi-Alternatives Sub-Account (a).....       25,861          256,834         263,662             6,736
     Oppenheimer VA Government Money Sub-Account..................        3,223            3,223              12               187
     Oppenheimer VA Main Street Small Cap Sub-Account.............    4,590,311       83,330,996       7,997,281        14,632,969
     Oppenheimer VA Main Street Sub-Account.......................        3,534           82,015           3,194             5,216
     Oppenheimer VA Total Return Bond Sub-Account.................          328            3,260              61             3,295
     PIMCO VIT Commodity RealReturn Strategy Sub-Account..........       65,068          503,882         124,560            84,523
     PIMCO VIT Emerging Markets Bond Sub-Account..................       70,130          882,396         313,419            73,333
     PIMCO VIT Unconstrained Bond Sub-Account.....................       53,526          544,059          70,438            84,075
     Pioneer VCT Mid Cap Value Sub-Account........................    3,324,413       61,000,500       7,339,721         7,689,481
     Pioneer VCT Real Estate Shares Sub-Account...................       15,788          254,861          36,741            31,339
     T. Rowe Price Government Money Sub-Account...................      389,381          389,381          19,273           162,577
     T. Rowe Price Growth Stock Sub-Account.......................      127,636        5,327,155       1,531,264         1,088,943
     T. Rowe Price International Stock Sub-Account................       27,718          408,330          56,319             8,131
     TAP 1919 Variable Socially Responsive Balanced Sub-Account...        5,261          138,341          12,186            20,504
     VIF Global Infrastructure Sub-Account........................       69,456          544,736         115,530           101,789

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,200,478        3,508,832        7,293,353       8,159,989        6,980,723       7,480,782
Units issued and transferred
   from other funding options....          73,929           80,179        1,163,765         772,477          473,951         522,007
Units redeemed and transferred to
   other funding options.........       (340,567)        (388,533)      (1,118,733)     (1,639,113)      (1,240,010)     (1,022,066)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,933,840        3,200,478        7,338,385       7,293,353        6,214,664       6,980,723
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,939,876       3,123,694        2,741,584        3,075,557
Units issued and transferred
   from other funding options....          155,730         272,900           49,296           75,722
Units redeemed and transferred to
   other funding options.........        (398,169)       (456,718)        (438,679)        (409,695)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,697,437       2,939,876        2,352,201        2,741,584
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017            2016
                                   --------------  ---------------

Units beginning of year..........       2,163,637        2,179,793
Units issued and transferred
   from other funding options....         421,891          286,066
Units redeemed and transferred to
   other funding options.........       (303,257)        (302,222)
                                   --------------  ---------------
Units end of year................       2,282,271        2,163,637
                                   ==============  ===============

                                              BHFTI AB              BHFTI ALLIANZ GLOBAL INVESTORS        BHFTI AMERICAN FUNDS
                                      GLOBAL DYNAMIC ALLOCATION        DYNAMIC MULTI-ASSET PLUS            BALANCED ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017            2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     252,960,506      263,678,991      79,436,316       59,800,997     234,371,003      246,263,553
Units issued and transferred
   from other funding options....       7,309,600       19,318,402      27,187,994       33,904,838      12,732,269       15,335,939
Units redeemed and transferred to
   other funding options.........    (26,228,236)     (30,036,887)    (11,271,418)     (14,269,519)    (26,779,676)     (27,228,489)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     234,041,870      252,960,506      95,352,892       79,436,316     220,323,596      234,371,003
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        BHFTI AMERICAN FUNDS                     BHFTI                    BHFTI AMERICAN FUNDS
                                          GROWTH ALLOCATION              AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017            2016             2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     128,517,470      137,469,623      77,428,972       77,730,599     121,315,385      126,162,585
Units issued and transferred
   from other funding options....       9,046,966        8,565,324      10,380,251       12,677,891       4,847,161        9,031,479
Units redeemed and transferred to
   other funding options.........    (15,552,044)     (17,517,477)    (13,940,213)     (12,979,518)    (14,232,597)     (13,878,679)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     122,012,392      128,517,470      73,869,010       77,428,972     111,929,949      121,315,385
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                              BHFTI AQR                    BHFTI BLACKROCK
                                        GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES        BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                   ------------------------------  -------------------------------  --------------------------------
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........     221,364,216     241,508,750      421,174,334     445,213,023        8,860,074        9,031,674
Units issued and transferred
   from other funding options....       8,275,088      10,345,425       10,727,762      23,672,589          913,219        2,059,900
Units redeemed and transferred to
   other funding options.........    (27,140,580)    (30,489,959)     (43,585,741)    (47,711,278)      (1,371,519)      (2,231,500)
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year................     202,498,724     221,364,216      388,316,355     421,174,334        8,401,774        8,860,074
                                   ==============  ==============  ===============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2017            2016              2017             2016
                                    --------------  ---------------   --------------  ---------------

Units beginning of year..........       33,538,308       37,143,227      536,906,397      552,214,291
Units issued and transferred
   from other funding options....          978,836        1,378,487       43,732,562       46,998,673
Units redeemed and transferred to
   other funding options.........      (3,928,102)      (4,983,406)     (52,428,211)     (62,306,567)
                                    --------------  ---------------   --------------  ---------------
Units end of year................       30,589,042       33,538,308      528,210,748      536,906,397
                                    ==============  ===============   ==============  ===============


                                                BHFTI
                                     BRIGHTHOUSE SMALL CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........        9,362,462      10,725,811
Units issued and transferred
   from other funding options....          946,259         854,348
Units redeemed and transferred to
   other funding options.........      (1,972,742)     (2,217,697)
                                   ---------------  --------------
Units end of year................        8,335,979       9,362,462
                                   ===============  ==============

                                     BHFTI BRIGHTHOUSE/ABERDEEN            BHFTI BRIGHTHOUSE/
                                       EMERGING MARKETS EQUITY            ARTISAN INTERNATIONAL
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      39,351,974       42,624,617           27,485           12,794
Units issued and transferred
   from other funding options....       3,778,220        5,229,977            4,289           17,546
Units redeemed and transferred to
   other funding options.........     (7,207,060)      (8,502,620)          (3,626)          (2,855)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      35,923,134       39,351,974           28,148           27,485
                                   ==============  ===============  ===============  ===============


                                          BHFTI BRIGHTHOUSE/           BHFTI BRIGHTHOUSE/FRANKLIN
                                       EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        5,632,610        5,985,329       14,680,889       16,246,958
Units issued and transferred
   from other funding options....        1,227,758        1,371,315        3,497,683        3,444,662
Units redeemed and transferred to
   other funding options.........      (1,536,239)      (1,724,034)      (2,980,166)      (5,010,731)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,324,129        5,632,610       15,198,406       14,680,889
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/TEMPLETON      BHFTI BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL BOND                LARGE CAP RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       3,153,303        3,361,116          931,137        1,013,512
Units issued and transferred
   from other funding options....         313,147          486,091           28,514           43,104
Units redeemed and transferred to
   other funding options.........       (433,845)        (693,904)        (134,455)        (125,479)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,032,605        3,153,303          825,196          931,137
                                   ==============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                BHFTI                             BHFTI
                                     CLARION GLOBAL REAL ESTATE       CLEARBRIDGE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,214,001       15,477,002      31,716,282       35,697,833
Units issued and transferred
   from other funding options....        1,423,759        1,636,352       2,581,853        4,081,680
Units redeemed and transferred to
   other funding options.........      (2,302,052)      (2,899,353)     (6,444,623)      (8,063,231)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       13,335,708       14,214,001      27,853,512       31,716,282
                                   ===============  ===============  ==============  ===============


                                                BHFTI                              BHFTI
                                    HARRIS OAKMARK INTERNATIONAL     INVESCO BALANCED-RISK ALLOCATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2017            2016              2017             2016
                                   ---------------  ---------------   --------------  ---------------

Units beginning of year..........       23,007,569       25,339,005      818,076,929      749,414,346
Units issued and transferred
   from other funding options....        2,373,311        3,176,397      139,994,207      178,177,883
Units redeemed and transferred to
   other funding options.........      (4,661,046)      (5,507,833)    (130,712,707)    (109,515,300)
                                   ---------------  ---------------   --------------  ---------------
Units end of year................       20,719,834       23,007,569      827,358,429      818,076,929
                                   ===============  ===============   ==============  ===============


                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       36,743,760      39,951,458      10,669,549       11,537,860
Units issued and transferred
   from other funding options....        2,531,336       3,419,052       1,042,101        1,540,952
Units redeemed and transferred to
   other funding options.........      (6,357,778)     (6,626,750)     (2,121,996)      (2,409,263)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       32,917,318      36,743,760       9,589,654       10,669,549
                                   ===============  ==============  ==============  ===============

                                                                            BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND         GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      31,064,359       31,401,600      848,098,850     828,919,735        1,141,302       1,287,553
Units issued and transferred
   from other funding options....       5,230,640        5,804,842       96,824,848     155,414,383           66,964          78,756
Units redeemed and transferred to
   other funding options.........     (5,434,616)      (6,142,083)    (116,875,900)   (136,235,268)        (175,606)       (225,007)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      30,860,383       31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                        BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS       MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        8,505,955       9,530,128      583,908,748      435,062,012
Units issued and transferred
   from other funding options....          510,413         976,077       86,847,499      213,057,814
Units redeemed and transferred to
   other funding options.........      (1,566,409)     (2,000,250)     (68,431,096)     (64,211,078)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        7,449,959       8,505,955      602,325,151      583,908,748
                                   ===============  ==============  ===============  ===============


                                              BHFTI MFS
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........      16,956,442       18,156,340
Units issued and transferred
   from other funding options....       1,073,153        1,542,675
Units redeemed and transferred to
   other funding options.........     (3,043,455)      (2,742,573)
                                   --------------  ---------------
Units end of year................      14,986,140       16,956,442
                                   ==============  ===============

                                          BHFTI MORGAN STANLEY                     BHFTI
                                             MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       12,770,536      12,648,258       2,333,207        2,520,098
Units issued and transferred
   from other funding options......          831,232       1,794,662          44,666          236,785
Units redeemed and transferred to
   other funding options...........      (2,275,279)     (1,672,384)       (438,398)        (423,676)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,326,489      12,770,536       1,939,475        2,333,207
                                     ===============  ==============  ==============  ===============


                                            BHFTI PANAGORA                     BHFTI PIMCO
                                        GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2017            2016            2017             2016            2017            2016
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      95,787,147      21,772,279      43,749,123       46,098,333      84,045,933      91,772,688
Units issued and transferred
   from other funding options......      68,660,741      90,776,007       6,838,374        5,877,834      11,101,098      10,440,405
Units redeemed and transferred to
   other funding options...........    (35,676,114)    (16,761,139)     (6,860,372)      (8,227,044)    (11,504,105)    (18,167,160)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................     128,771,774      95,787,147      43,727,125       43,749,123      83,642,926      84,045,933
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                                  BHFTI
                                        PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT
                                     -------------------------------
                                           2017            2016
                                     ---------------  --------------

Units beginning of year............       59,975,014      60,149,269
Units issued and transferred
   from other funding options......        5,408,710      18,530,743
Units redeemed and transferred to
   other funding options...........     (12,781,312)    (18,704,998)
                                     ---------------  --------------
Units end of year..................       52,602,412      59,975,014
                                     ===============  ==============

                                          BHFTI SCHRODERS                  BHFTI SCHRODERS                    BHFTI SSGA
                                       GLOBAL MULTI-ASSET II             GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      36,164,251      31,417,980      459,001,172     467,251,015       85,949,744      93,774,991
Units issued and transferred
   from other funding options....       8,314,644      10,679,496       42,041,385      58,310,305        3,342,742       3,654,848
Units redeemed and transferred to
   other funding options.........     (5,965,608)     (5,933,225)     (58,964,646)    (66,560,148)     (11,078,723)    (11,480,095)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      38,513,287      36,164,251      442,077,911     459,001,172       78,213,763      85,949,744
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                                                 BHFTI                            BHFTI
                                        BHFTI SSGA GROWTH ETF        T. ROWE PRICE LARGE CAP VALUE    T. ROWE PRICE MID CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       30,512,706      32,991,663      11,082,070       12,150,155      25,320,043       27,786,712
Units issued and transferred
   from other funding options....        1,656,294       2,024,267         694,387        1,028,927       1,816,483        2,545,274
Units redeemed and transferred to
   other funding options.........      (4,128,730)     (4,503,224)     (1,692,808)      (2,097,012)     (4,853,941)      (5,011,943)
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------
Units end of year................       28,040,270      30,512,706      10,083,649       11,082,070      22,282,585       25,320,043
                                   ===============  ==============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                             BHFTI VICTORY                 BHFTI WELLS CAPITAL
                                     BHFTI TCW CORE FIXED INCOME        SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017            2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........           29,430           7,421       7,068,224        7,308,379        5,715,456       6,513,771
Units issued and transferred
   from other funding options....            7,916          25,027         777,950        1,000,977          464,666         550,368
Units redeemed and transferred to
   other funding options.........          (2,780)         (3,018)     (1,336,850)      (1,241,132)      (1,087,678)     (1,348,683)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................           34,566          29,430       6,509,324        7,068,224        5,092,444       5,715,456
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                           BHFTII BAILLIE
                                     GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       22,804,816       24,846,295       1,269,349        1,196,294
Units issued and transferred
   from other funding options....        1,193,108        2,167,017         185,324          289,844
Units redeemed and transferred to
   other funding options.........      (4,612,286)      (4,208,496)       (243,956)        (216,789)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,385,638       22,804,816       1,210,717        1,269,349
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK
                                        CAPITAL APPRECIATION
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........          584,767         579,182
Units issued and transferred
   from other funding options....           31,373          93,393
Units redeemed and transferred to
   other funding options.........        (105,234)        (87,808)
                                   ---------------  --------------
Units end of year................          510,906         584,767
                                   ===============  ==============

                                           BHFTII BLACKROCK                      BHFTII
                                         ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       33,915,071       39,040,662        7,192,154        4,782,874
Units issued and transferred
   from other funding options....        9,070,046       22,705,149        2,264,541        5,207,792
Units redeemed and transferred to
   other funding options.........     (14,222,243)     (27,830,740)      (2,497,487)      (2,798,512)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       28,762,874       33,915,071        6,959,208        7,192,154
                                   ===============  ===============  ===============  ===============


                                                BHFTII                             BHFTII
                                    BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2017              2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........      266,351,270      297,958,878       407,551,536      446,107,386
Units issued and transferred
   from other funding options....        4,120,087        6,249,604         8,130,613       12,125,390
Units redeemed and transferred to
   other funding options.........     (37,193,685)     (37,857,212)      (46,291,636)     (50,681,240)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................      233,277,672      266,351,270       369,390,513      407,551,536
                                   ===============  ===============   ===============  ===============


                                                BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                    BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016             2017              2016
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       353,810,551      388,323,652        9,275,939       10,052,598
Units issued and transferred
   from other funding options....         6,230,447        7,664,067          755,020        1,328,066
Units redeemed and transferred to
   other funding options.........      (39,182,716)     (42,177,168)      (2,051,107)      (2,104,725)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       320,858,282      353,810,551        7,979,852        9,275,939
                                   ================  ===============  ===============  ===============

                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,814,983        3,198,853      29,665,645       26,356,637
Units issued and transferred
   from other funding options....          532,375          449,612       1,185,952        8,235,123
Units redeemed and transferred to
   other funding options.........        (605,922)        (833,482)     (4,453,368)      (4,926,115)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        2,741,436        2,814,983      26,398,229       29,665,645
                                   ===============  ===============  ==============  ===============


                                               BHFTII
                                       FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        3,317,626        3,809,398      21,756,762       23,988,437
Units issued and transferred
   from other funding options....          298,509          314,123       1,341,781        2,192,365
Units redeemed and transferred to
   other funding options.........        (667,275)        (805,895)     (4,777,114)      (4,424,040)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        2,948,860        3,317,626      18,321,429       21,756,762
                                   ===============  ===============  ==============  ===============


                                               BHFTII                           BHFTII
                                    LOOMIS SAYLES SMALL CAP CORE    LOOMIS SAYLES SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........          241,747         250,951          15,428           18,203
Units issued and transferred
   from other funding options....           31,506          29,461             605            1,246
Units redeemed and transferred to
   other funding options.........         (57,619)        (38,665)         (1,546)          (4,021)
                                   ---------------  --------------  --------------  ---------------
Units end of year................          215,634         241,747          14,487           15,428
                                   ===============  ==============  ==============  ===============

                                               BHFTII                           BHFTII                           BHFTII
                                    METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX        METLIFE MSCI EAFE INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      21,606,441       18,032,558       5,338,539        5,111,469       9,185,190        8,770,551
Units issued and transferred
   from other funding options....       4,669,594       11,999,341         858,977        1,293,546       1,063,255        1,618,760
Units redeemed and transferred to
   other funding options.........     (4,570,297)      (8,425,458)     (1,075,582)      (1,066,476)     (1,611,987)      (1,204,121)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      21,705,738       21,606,441       5,121,934        5,338,539       8,636,458        9,185,190
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII
                                     METLIFE RUSSELL 2000 INDEX       BHFTII METLIFE STOCK INDEX         BHFTII MFS TOTAL RETURN
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       5,131,926        5,516,806      25,218,819       25,649,785         645,393          710,775
Units issued and transferred
   from other funding options....         858,761        1,136,668       2,587,348        5,242,838          61,042           45,755
Units redeemed and transferred to
   other funding options.........     (1,158,403)      (1,521,548)     (5,148,417)      (5,673,804)        (98,575)        (111,137)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       4,832,284        5,131,926      22,657,750       25,218,819         607,860          645,393
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                                                                 BHFTII
                                         BHFTII MFS VALUE II               BHFTII MFS VALUE             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         254,830          245,613      11,015,597       10,866,190       5,470,799        6,339,117
Units issued and transferred
   from other funding options....          26,953           77,920       1,035,297        2,869,961         347,072          394,983
Units redeemed and transferred to
   other funding options.........        (46,837)         (68,703)     (1,986,469)      (2,720,554)       (897,798)      (1,263,301)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         234,946          254,830      10,064,425       11,015,597       4,920,073        5,470,799
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII                           BHFTII                        BHFTII VANECK
                                   T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH      GLOBAL NATURAL RESOURCES
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      17,003,069       19,853,858         373,919          373,434       6,924,892        8,336,502
Units issued and transferred
   from other funding options....       3,782,782        4,964,805          46,589           86,909       2,048,769        1,877,875
Units redeemed and transferred to
   other funding options.........     (4,278,209)      (7,815,594)        (84,130)         (86,424)     (1,889,994)      (3,289,485)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      16,507,642       17,003,069         336,378          373,919       7,083,667        6,924,892
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                               BHFTII
                                      WESTERN ASSET MANAGEMENT            BHFTII WESTERN ASSET
                                    STRATEGIC BOND OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      32,852,094            6,545       14,126,610       15,069,560
Units issued and transferred
   from other funding options....       2,776,153       37,011,107        1,972,768        2,544,781
Units redeemed and transferred to
   other funding options.........     (4,296,789)      (4,165,558)      (2,369,201)      (3,487,731)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      31,331,458       32,852,094       13,730,177       14,126,610
                                   ==============  ===============  ===============  ===============



                                                                                 DEUTSCHE
                                   BLACKROCK GLOBAL ALLOCATION V.I.      I CROCI INTERNATIONAL VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                          2017            2016             2017             2016
                                    ---------------  ---------------  ---------------  --------------

Units beginning of year..........           123,935           77,369        1,416,905       1,563,760
Units issued and transferred
   from other funding options....            10,374           60,040           53,127          71,496
Units redeemed and transferred to
   other funding options.........           (6,047)         (13,474)        (167,314)       (218,351)
                                    ---------------  ---------------  ---------------  --------------
Units end of year................           128,262          123,935        1,302,718       1,416,905
                                    ===============  ===============  ===============  ==============




                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,435            2,503            5,331            5,491
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,267)             (68)            (112)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              168            2,435            5,219            5,331
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP ASSET MANAGER          FIDELITY VIP CONTRAFUND        FIDELITY VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------  ------------------------------
                                        2017             2016             2017             2016            2017            2016
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------

Units beginning of year..........        4,493,375        4,920,853       21,259,478      21,653,047         230,181         280,187
Units issued and transferred
   from other funding options....           84,551          136,470        1,502,897       2,319,348             807           1,199
Units redeemed and transferred to
   other funding options.........        (497,539)        (563,948)      (2,618,742)     (2,712,917)        (14,025)        (51,205)
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------
Units end of year................        4,080,387        4,493,375       20,143,633      21,259,478         216,963         230,181
                                   ===============  ===============  ===============  ==============  ==============  ==============



                                     FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      339,562,460      340,402,591      250,989,708      299,646,067
Units issued and transferred
   from other funding options....          391,910       16,507,550          717,060          391,758
Units redeemed and transferred to
   other funding options.........     (23,069,550)     (17,347,681)     (59,905,142)     (49,048,117)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      316,884,820      339,562,460      191,801,626      250,989,708
                                   ===============  ===============  ===============  ===============


                                             FIDELITY VIP
                                        GOVERNMENT MONEY MARKET
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2017             2016
                                   ---------------  ---------------

Units beginning of year..........        2,758,925        5,764,747
Units issued and transferred
   from other funding options....          388,054       17,447,762
Units redeemed and transferred to
   other funding options.........        (568,019)     (20,453,584)
                                   ---------------  ---------------
Units end of year................        2,578,960        2,758,925
                                   ===============  ===============


                                         FIDELITY VIP GROWTH              FIDELITY VIP INDEX 500
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------

                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,179,280        6,842,558        2,222,100        2,464,560
Units issued and transferred
   from other funding options....          111,870          160,970            6,441           19,180
Units redeemed and transferred to
   other funding options.........        (612,725)        (824,248)        (253,722)        (261,640)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,678,425        6,179,280        1,974,819        2,222,100
                                   ===============  ===============  ===============  ===============



                                         FIDELITY VIP MID CAP              FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------

                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,382,115        6,898,177          333,151          376,022
Units issued and transferred
   from other funding options....          283,381          397,383           10,042           17,936
Units redeemed and transferred to
   other funding options.........        (842,793)        (913,445)         (35,663)         (60,807)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,822,703        6,382,115          307,530          333,151
                                   ===============  ===============  ===============  ===============


                                                                                  FTVIPT
                                      FTVIPT FRANKLIN INCOME VIP        FRANKLIN MUTUAL SHARES VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------

                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        4,031,843        4,415,184        4,164,982       4,536,450
Units issued and transferred
   from other funding options....          214,167          263,011          244,343         273,842
Units redeemed and transferred to
   other funding options.........        (528,491)        (646,352)        (550,476)       (645,310)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,717,519        4,031,843        3,858,849       4,164,982
                                   ===============  ===============  ===============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                FTVIPT
                                     FRANKLIN SMALL CAP VALUE VIP      FTVIPT TEMPLETON FOREIGN VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,878,700        8,783,442        2,245,781        2,282,942
Units issued and transferred
   from other funding options....          707,589          669,468           84,038          229,599
Units redeemed and transferred to
   other funding options.........      (1,251,040)      (1,574,210)        (336,521)        (266,760)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,335,249        7,878,700        1,993,298        2,245,781
                                   ===============  ===============  ===============  ===============


                                               FTVIPT
                                      TEMPLETON GLOBAL BOND VIP      INVESCO V.I. AMERICAN FRANCHISE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       11,303,555       11,945,145            1,514            1,825
Units issued and transferred
   from other funding options....          980,861        1,038,847               --               --
Units redeemed and transferred to
   other funding options.........      (1,369,769)      (1,680,437)             (74)            (311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       10,914,647       11,303,555            1,440            1,514
                                   ===============  ===============  ===============  ===============



                                       INVESCO V.I. CORE EQUITY       INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           25,350           27,589       27,024,285       28,966,281
Units issued and transferred
   from other funding options....               13              391        1,983,344        1,842,325
Units redeemed and transferred to
   other funding options.........          (8,105)          (2,630)      (3,237,927)      (3,784,321)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           17,258           25,350       25,769,702       27,024,285
                                   ===============  ===============  ===============  ===============


                                    INVESCO V.I. GROWTH AND INCOME   INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........               87              654         8,293,250        8,534,492
Units issued and transferred
   from other funding options....                3                6           425,507          703,865
Units redeemed and transferred to
   other funding options.........              (6)            (573)       (1,143,588)        (945,107)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................               84               87         7,575,169        8,293,250
                                   ===============  ===============   ===============  ===============


                                                                            LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY           VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           15,823           20,900       10,932,298       11,091,987
Units issued and transferred
   from other funding options....            8,125            5,793        1,147,678        1,508,549
Units redeemed and transferred to
   other funding options.........          (4,638)         (10,870)      (1,442,401)      (1,668,238)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,310           15,823       10,637,575       10,932,298
                                   ===============  ===============  ===============  ===============


                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                         VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,615,066        7,746,928        8,906,934        9,391,848
Units issued and transferred
   from other funding options....        1,105,973          915,561          680,091          876,420
Units redeemed and transferred to
   other funding options.........        (866,132)      (1,047,423)      (1,112,218)      (1,361,334)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,854,907        7,615,066        8,474,807        8,906,934
                                   ===============  ===============  ===============  ===============

                                           LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............         121,433          156,000         342,723         333,277
Units issued and transferred
   from other funding options......          11,652            2,195          27,563          63,190
Units redeemed and transferred to
   other funding options...........        (31,637)         (36,762)       (121,852)        (53,744)
                                     --------------  ---------------  --------------  --------------
Units end of year..................         101,448          121,433         248,434         342,723
                                     ==============  ===============  ==============  ==============


                                           LMPVET CLEARBRIDGE               LMPVET QS VARIABLE
                                        VARIABLE SMALL CAP GROWTH           CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016              2017            2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       3,770,232        3,817,761        1,657,879       1,731,301
Units issued and transferred
   from other funding options......         323,916          552,112           55,440          99,760
Units redeemed and transferred to
   other funding options...........       (590,120)        (599,641)        (183,473)       (173,182)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       3,504,028        3,770,232        1,529,846       1,657,879
                                     ==============  ===============  ===============  ==============


                                                                                 LMPVET
                                        LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2017            2016            2017             2016
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       3,963,257       4,234,141           45,938          67,619
Units issued and transferred
   from other funding options......          68,248         150,989            2,326           2,836
Units redeemed and transferred to
   other funding options...........       (435,214)       (421,873)         (13,380)        (24,517)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       3,596,291       3,963,257           34,884          45,938
                                     ==============  ==============  ===============  ==============



                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND       MFS VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        3,567,957        4,003,585           1,033            1,112
Units issued and transferred
   from other funding options....          241,167          230,145              --               --
Units redeemed and transferred to
   other funding options.........        (482,499)        (665,773)           (452)             (79)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        3,326,625        3,567,957             581            1,033
                                   ===============  ===============  ==============  ===============





                                        MFS VIT NEW DISCOVERY               MFS VIT RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........            3,102            3,178           2,377            3,091
Units issued and transferred
   from other funding options....               --               --              --               --
Units redeemed and transferred to
   other funding options.........          (2,707)             (76)           (469)            (714)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................              395            3,102           1,908            2,377
                                   ===============  ===============  ==============  ===============


                                                                       OPPENHEIMER
                                                                        VA GLOBAL
                                                                         MULTI-
                                      NEUBERGER BERMAN GENESIS        ALTERNATIVES
                                             SUB-ACCOUNT               SUB-ACCOUNT
                                   -------------------------------  ---------------
                                        2017             2016           2017 (a)
                                   ---------------  --------------  ---------------

Units beginning of year..........              246             317               --
Units issued and transferred
   from other funding options....               --              --           26,067
Units redeemed and transferred to
   other funding options.........             (65)            (71)            (578)
                                   ---------------  --------------  ---------------
Units end of year................              181             246           25,489
                                   ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                               OPPENHEIMER                     OPPENHEIMER
                                           VA GOVERNMENT MONEY          VA MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............             640              668       3,684,082       4,053,883
Units issued and transferred
   from other funding options......              --               --         213,969         221,945
Units redeemed and transferred to
   other funding options...........            (27)             (28)       (575,204)       (591,746)
                                     --------------  ---------------  --------------  --------------
Units end of year..................             613              640       3,322,847       3,684,082
                                     ==============  ===============  ==============  ==============


                                                                             OPPENHEIMER VA
                                       OPPENHEIMER VA MAIN STREET           TOTAL RETURN BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............          11,492           12,936             921           1,226
Units issued and transferred
   from other funding options......              --               --              --              --
Units redeemed and transferred to
   other funding options...........           (380)          (1,444)           (521)           (305)
                                     --------------  ---------------  --------------  --------------
Units end of year..................          11,112           11,492             400             921
                                     ==============  ===============  ==============  ==============


                                                PIMCO VIT                        PIMCO VIT
                                      COMMODITY REALRETURN STRATEGY        EMERGING MARKETS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016              2017            2016
                                     --------------  --------------   ---------------  --------------

Units beginning of year............          64,637          39,333            62,989          44,282
Units issued and transferred
   from other funding options......          12,274          34,303            26,806          31,172
Units redeemed and transferred to
   other funding options...........        (12,901)         (8,999)           (6,812)        (12,465)
                                     --------------  --------------   ---------------  --------------
Units end of year..................          64,010          64,637            82,983          62,989
                                     ==============  ==============   ===============  ==============

                                    PIMCO VIT UNCONSTRAINED BOND        PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2017             2016             2017             2016
                                   ---------------  --------------   --------------  ---------------

Units beginning of year..........           56,423          29,245        1,342,318        1,461,366
Units issued and transferred
   from other funding options....            8,259          38,838          112,362          102,546
Units redeemed and transferred to
   other funding options.........          (9,651)        (11,660)        (211,672)        (221,594)
                                   ---------------  --------------   --------------  ---------------
Units end of year................           55,031          56,423        1,243,008        1,342,318
                                   ===============  ==============   ==============  ===============


                                    PIONEER VCT REAL ESTATE SHARES    T. ROWE PRICE GOVERNMENT MONEY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            8,268            8,230           31,086           28,754
Units issued and transferred
   from other funding options....              640              922            1,008           12,932
Units redeemed and transferred to
   other funding options.........          (1,020)            (884)          (9,284)         (10,600)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            7,888            8,268           22,810           31,086
                                   ===============  ===============  ===============  ===============


                                     T. ROWE PRICE GROWTH STOCK      T. ROWE PRICE INTERNATIONAL STOCK
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           40,267           44,692            24,670           27,270
Units issued and transferred
   from other funding options....            5,530            2,085             1,850              898
Units redeemed and transferred to
   other funding options.........          (7,769)          (6,510)             (296)          (3,498)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           38,028           40,267            26,224           24,670
                                   ===============  ===============   ===============  ===============

                                                TAP 1919 VARIABLE
                                          SOCIALLY RESPONSIVE BALANCED         VIF GLOBAL INFRASTRUCTURE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------  ----------------  ---------------  ----------------

Units beginning of year...............            3,566             5,634           41,674            32,371
Units issued and transferred
   from other funding options.........               23               152            7,828            15,667
Units redeemed and transferred to
   other funding options..............            (424)           (2,220)          (9,052)           (6,364)
                                        ---------------  ----------------  ---------------  ----------------
Units end of year.....................            3,165             3,566           40,450            41,674
                                        ===============  ================  ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  Alger Small Cap Growth         2017     2,933,840    18.10 - 18.57     53,660,724
     Sub-Account                 2016     3,200,478    14.26 - 14.61     46,089,499
                                 2015     3,508,832    13.61 - 13.92     48,208,209
                                 2014     3,970,857    14.28 - 14.58     57,195,868
                                 2013     4,387,118    14.41 - 14.70     63,772,199

  American Funds Bond            2017     7,338,385     9.95 - 20.26    135,763,632
     Sub-Account                 2016     7,293,353     9.80 - 19.73    132,721,070
                                 2015     8,159,989    16.20 - 19.35    146,511,985
                                 2014     8,333,829    16.47 - 19.48    151,245,946
                                 2013     8,361,945    15.94 - 18.68    146,158,351

  American Funds Global          2017     6,214,664    17.14 - 57.83    313,542,010
     Growth Sub-Account          2016     6,980,723    13.31 - 44.38    277,038,594
                                 2015     7,480,782    34.27 - 44.51    300,649,358
                                 2014     8,193,931    32.79 - 42.00    312,209,187
                                 2013     8,333,553    32.79 - 41.42    314,826,203

  American Funds Global Small    2017     2,697,437    15.67 - 50.28    119,807,921
     Capitalization Sub-Account  2016     2,939,876    12.70 - 40.30    106,488,578
                                 2015     3,123,694    12.77 - 39.82    113,155,266
                                 2014     3,297,014    13.05 - 40.07    122,112,070
                                 2013     3,375,743    33.79 - 39.59    124,184,003

  American Funds Growth          2017     2,352,201  250.83 - 404.60    785,751,753
     Sub-Account                 2016     2,741,584  200.05 - 318.18    724,894,313
                                 2015     3,075,557  186.96 - 293.21    754,095,254
                                 2014     3,527,704  179.03 - 276.84    821,201,132
                                 2013     3,937,244  168.83 - 257.41    856,560,204

  American Funds                 2017     2,282,271   18.66 - 265.93    403,461,557
     Growth-Income Sub-Account   2016     2,163,637   15.56 - 219.23    363,982,389
                                 2015     2,179,793  126.48 - 198.34    358,450,579
                                 2014     2,378,568  127.56 - 197.24    390,905,716
                                 2013     2,581,885  117.99 - 179.88    388,319,990

  BHFTI AB Global Dynamic        2017   234,041,870    13.06 - 14.39  3,260,338,788
     Allocation Sub-Account      2016   252,960,506    11.77 - 12.78  3,143,878,353
                                 2015   263,678,991    11.63 - 12.45  3,205,371,897
                                 2014   275,344,937    11.84 - 12.49  3,373,491,338
                                 2013   286,256,086    11.32 - 11.74  3,313,674,192



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Alger Small Cap Growth         2017         --        1.25 - 1.40        26.95 - 27.14
     Sub-Account                 2016         --        1.25 - 1.40          4.76 - 4.92
                                 2015         --        1.25 - 1.40      (4.66) - (4.52)
                                 2014         --        1.25 - 1.40      (0.96) - (0.81)
                                 2013         --        1.25 - 1.40        32.40 - 32.59

  American Funds Bond            2017       1.93        0.95 - 1.90          1.45 - 2.69
     Sub-Account                 2016       1.64        0.95 - 1.90        (1.68) - 1.97
                                 2015       1.68        0.95 - 1.90      (1.61) - (0.67)
                                 2014       1.94        0.95 - 1.90          3.30 - 4.28
                                 2013       1.84        0.95 - 1.90      (4.00) - (3.08)

  American Funds Global          2017       0.64        0.90 - 2.30        28.49 - 30.30
     Growth Sub-Account          2016       0.91        0.90 - 2.30        (1.67) - 2.43
                                 2015       0.99        0.90 - 2.30          4.51 - 5.98
                                 2014       1.16        0.90 - 2.30        (0.01) - 1.40
                                 2013       1.26        0.90 - 2.30        26.24 - 28.02

  American Funds Global Small    2017       0.43        0.89 - 1.90        23.39 - 24.78
     Capitalization Sub-Account  2016       0.25        0.89 - 1.90          0.18 - 2.23
                                 2015         --        0.89 - 1.90      (6.47) - (0.62)
                                 2014       0.12        0.89 - 1.90          0.20 - 1.67
                                 2013       0.87        0.89 - 1.90        25.87 - 27.14

  American Funds Growth          2017       0.49        0.89 - 2.30        25.38 - 27.16
     Sub-Account                 2016       0.76        0.89 - 2.30          7.00 - 8.52
                                 2015       0.58        0.89 - 2.30          4.43 - 5.91
                                 2014       0.77        0.89 - 2.30          6.04 - 7.55
                                 2013       0.93        0.89 - 2.30        27.15 - 28.95

  American Funds                 2017       1.38        0.89 - 2.30        19.61 - 21.30
     Growth-Income Sub-Account   2016       1.47        0.89 - 2.30         6.81 - 10.53
                                 2015       1.28        0.89 - 2.30        (0.85) - 0.56
                                 2014       1.27        0.89 - 2.30          8.12 - 9.65
                                 2013       1.35        0.89 - 2.30        30.47 - 32.32

  BHFTI AB Global Dynamic        2017       1.48        0.90 - 2.35        10.99 - 12.60
     Allocation Sub-Account      2016       1.58        0.90 - 2.35        (0.62) - 2.67
                                 2015       3.28        0.90 - 2.35      (1.76) - (0.32)
                                 2014       1.94        0.90 - 2.35          0.77 - 6.39
                                 2013       1.28        0.90 - 2.35         8.56 - 10.15



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Allianz Global               2017    95,352,892     1.13 - 11.93     114,069,750
     Investors Dynamic               2016    79,436,316     1.00 - 10.44      82,224,138
     Multi-Asset Plus Sub-Account    2015    59,800,997     1.00 - 10.35      60,867,062
     (Commenced 4/28/2014)           2014    18,219,524     1.04 - 10.55      18,986,456

  BHFTI American Funds               2017   220,323,596    14.29 - 16.44   3,411,543,507
     Balanced Allocation             2016   234,371,003    12.52 - 14.20   3,152,567,972
     Sub-Account                     2015   246,263,553    11.89 - 13.29   3,117,922,583
                                     2014   264,143,945    12.26 - 13.41   3,417,834,574
                                     2013   276,830,535    11.83 - 12.78   3,430,387,038

  BHFTI American Funds Growth        2017   122,012,392    15.03 - 17.30   1,978,846,627
     Allocation Sub-Account          2016   128,517,470    12.68 - 14.39   1,744,990,829
                                     2015   137,469,623    11.92 - 13.12   1,740,439,216
                                     2014   142,940,560    12.29 - 13.37   1,852,260,667
                                     2013   147,794,512    11.83 - 12.67   1,828,322,375

  BHFTI American Funds Growth        2017    73,869,010     1.96 - 20.37     747,840,737
     Sub-Account                     2016    77,428,972     1.55 - 16.08     654,182,440
                                     2015    77,730,599     1.44 - 14.88     640,713,098
                                     2014    71,860,704     1.37 - 13.78     648,671,484
                                     2013    59,593,818     1.29 - 12.90     632,386,636

  BHFTI American Funds               2017   111,929,949    13.45 - 15.48   1,633,368,044
     Moderate Allocation             2016   121,315,385    12.19 - 13.83   1,590,453,756
     Sub-Account                     2015   126,162,585    11.66 - 13.04   1,567,578,863
                                     2014   137,310,606    12.03 - 13.16   1,744,157,123
                                     2013   147,773,215    11.61 - 12.53   1,796,366,977

  BHFTI AQR Global Risk              2017   202,498,724    10.43 - 11.96   2,373,211,858
     Balanced Sub-Account            2016   221,364,216     9.79 - 11.01   2,395,534,199
                                     2015   241,508,750     9.10 - 10.21   2,431,541,679
                                     2014   265,908,083    10.20 - 11.40   3,001,302,195
                                     2013   295,108,196     9.93 - 11.09   3,248,475,977

  BHFTI BlackRock Global             2017   388,316,355    12.44 - 13.71   5,151,909,115
     Tactical Strategies             2016   421,174,334    11.24 - 12.21   4,999,248,698
     Sub-Account                     2015   445,213,023    11.02 - 11.80   5,128,182,508
                                     2014   463,962,556    11.30 - 11.92   5,423,637,032
                                     2013   487,574,727    10.92 - 11.35   5,457,878,761

  BHFTI BlackRock High Yield         2017     8,401,774    17.21 - 33.25     232,649,098
     Sub-Account                     2016     8,860,074    16.19 - 31.14     231,879,405
                                     2015     9,031,674    14.40 - 27.56     210,920,401
                                     2014     9,596,910    15.21 - 28.99     238,215,887
                                     2013    10,783,682    14.92 - 28.32     265,149,806

  BHFTI Brighthouse Asset            2017    30,589,042    18.25 - 22.08     615,557,354
     Allocation 100 Sub-Account      2016    33,538,308    15.19 - 18.13     557,780,998
                                     2015    37,143,227    14.27 - 16.78     575,818,048
                                     2014    39,915,870    14.91 - 17.28     641,574,794
                                     2013    42,451,280    14.53 - 16.59     659,971,504

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Allianz Global               2017       1.50        0.90 - 2.15         13.04 - 14.46
     Investors Dynamic               2016       0.05        0.90 - 2.15         (0.69) - 1.08
     Multi-Asset Plus Sub-Account    2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     (Commenced 4/28/2014)           2014       0.92        1.15 - 2.00           0.71 - 4.55

  BHFTI American Funds               2017      1.49         0.90 - 2.35         14.15 - 15.81
     Balanced Allocation             2016       1.62        0.90 - 2.35           2.90 - 6.84
     Sub-Account                     2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                     2014      1.27         1.00 - 2.35         (0.35) - 4.99
                                     2013      1.37         1.00 - 2.35         15.78 - 17.35

  BHFTI American Funds Growth        2017      1.24         0.90 - 2.35         18.54 - 20.26
     Allocation Sub-Account          2016       1.30        0.90 - 2.35           6.43 - 7.98
                                     2015      1.31         1.10 - 2.35       (5.94) - (0.25)
                                     2014      1.03         1.10 - 2.35         (0.52) - 5.17
                                     2013      1.00         1.15 - 2.35         22.20 - 23.68

  BHFTI American Funds Growth        2017      0.40         0.95 - 2.35         24.94 - 26.70
     Sub-Account                     2016       0.29        0.95 - 2.35           6.57 - 8.32
                                     2015      0.87         0.95 - 2.35           1.76 - 5.48
                                     2014      0.55         0.95 - 2.35           0.56 - 7.16
                                     2013      0.44         0.95 - 2.35         11.27 - 28.11

  BHFTI American Funds               2017      1.76         0.90 - 2.35         10.35 - 11.96
     Moderate Allocation             2016       1.91        0.90 - 2.35           2.00 - 6.05
     Sub-Account                     2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                     2014      1.46         1.00 - 2.35         (0.26) - 5.04
                                     2013      1.65         1.00 - 2.35         10.88 - 12.39

  BHFTI AQR Global Risk              2017      1.71         0.90 - 2.35           7.26 - 8.82
     Balanced Sub-Account            2016         --        0.90 - 2.35           2.44 - 7.98
                                     2015      5.51         0.90 - 2.35     (11.67) - (10.38)
                                     2014        --         0.90 - 2.35         (3.48) - 3.07
                                     2013      2.09         0.90 - 2.35       (5.64) - (4.26)

  BHFTI BlackRock Global             2017      0.67         0.90 - 2.35         10.68 - 12.30
     Tactical Strategies             2016       1.45        0.90 - 2.35           0.63 - 3.50
     Sub-Account                     2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                     2014      1.12         0.90 - 2.35         (0.16) - 4.97
                                     2013      1.36         0.90 - 2.35           7.75 - 9.32

  BHFTI BlackRock High Yield         2017      5.44         0.90 - 2.35           5.26 - 6.80
     Sub-Account                     2016       6.73        0.90 - 2.35          7.19 - 12.96
                                     2015      8.07         0.90 - 2.35       (6.28) - (4.91)
                                     2014      6.09         0.90 - 2.35         (1.88) - 2.37
                                     2013      7.02         0.90 - 2.35           6.79 - 8.35

  BHFTI Brighthouse Asset            2017      1.24         0.90 - 2.35         20.09 - 21.84
     Allocation 100 Sub-Account      2016       2.26        0.90 - 2.35           5.06 - 8.00
                                     2015      1.29         0.90 - 2.35       (4.28) - (1.06)
                                     2014      0.71         0.90 - 2.35           0.05 - 4.15
                                     2013      0.75         0.90 - 2.35         26.50 - 28.35

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Brighthouse Balanced         2017   528,210,748    14.12 - 15.56   7,952,160,029
     Plus Sub-Account                2016   536,906,397    12.22 - 13.27   6,925,324,483
                                     2015   552,214,291    11.54 - 12.35   6,663,424,002
                                     2014   569,859,186    12.32 - 13.00   7,268,454,132
                                     2013   547,096,627    11.51 - 11.96   6,454,726,976

  BHFTI Brighthouse Small Cap        2017     8,335,979    28.09 - 36.28     261,043,042
     Value Sub-Account               2016     9,362,462    25.74 - 32.69     266,605,506
                                     2015    10,725,811    20.08 - 25.07     236,287,986
                                     2014    12,299,087    21.73 - 26.68     291,013,900
                                     2013    13,992,716    21.87 - 26.40     330,701,962

  BHFTI Brighthouse/Aberdeen         2017    35,923,134    10.80 - 13.09     427,076,715
     Emerging Markets Equity         2016    39,351,974     8.62 - 10.44     370,235,661
     Sub-Account                     2015    42,624,617      7.91 - 9.58     365,167,198
                                     2014    42,182,331     9.40 - 11.38     425,619,386
                                     2013    41,623,177    10.29 - 12.45     456,076,892

  BHFTI Brighthouse/Artisan          2017        28,148    10.88 - 11.16         310,982
     International Sub-Account       2016        27,485      8.41 - 8.57         233,690
     (Commenced 11/19/2014 and       2015        12,794      9.42 - 9.54         121,159
     began transactions in 2015)

  BHFTI Brighthouse/Eaton            2017     5,324,129    11.09 - 12.39      62,558,849
     Vance Floating Rate             2016     5,632,610    10.95 - 12.06      64,827,675
     Sub-Account                     2015     5,985,329    10.26 - 11.01      64,028,918
                                     2014     6,743,439    10.59 - 11.23      73,909,210
                                     2013     7,519,969    10.76 - 11.18      83,115,837

  BHFTI Brighthouse/Franklin         2017    15,198,406     9.34 - 10.29     149,708,177
     Low Duration Total Return       2016    14,680,889     9.44 - 10.25     144,974,836
     Sub-Account                     2015    16,246,958     9.37 - 10.03     157,983,094
                                     2014    17,421,682     9.65 - 10.18     173,124,917
                                     2013    14,050,793     9.78 - 10.16     140,307,146

  BHFTI Brighthouse/Templeton        2017     3,032,605    11.78 - 12.96      37,465,324
     International Bond              2016     3,153,303    11.87 - 13.07      39,493,620
     Sub-Account                     2015     3,361,116    12.07 - 13.08      42,349,271
                                     2014     3,537,497    12.87 - 13.66      47,183,875
                                     2013     3,905,329    13.00 - 13.53      52,286,139

  BHFTI                              2017       825,196    17.51 - 22.35      16,261,679
     Brighthouse/Wellington Large    2016       931,137    14.70 - 18.51      15,301,423
     Cap Research Sub-Account        2015     1,013,512    13.89 - 17.26      15,616,983
                                     2014     1,151,671    13.60 - 16.68      17,260,395
                                     2013     1,260,254    12.25 - 14.84      16,869,650

  BHFTI Clarion Global Real          2017    13,335,708    17.45 - 77.36     269,483,256
     Estate Sub-Account              2016    14,214,001    16.13 - 70.52     263,186,597
                                     2015    15,477,002    16.37 - 70.58     288,549,595
                                     2014    17,245,897    17.00 - 72.26     330,178,643
                                     2013    11,099,591    15.36 - 17.68     182,673,922

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Brighthouse Balanced         2017       1.55        0.90 - 2.35         15.59 - 17.27
     Plus Sub-Account                2016       2.86        0.90 - 2.35           2.21 - 7.39
                                     2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                     2014       1.75        0.90 - 2.35           0.70 - 8.67
                                     2013       1.19        0.90 - 2.35         11.71 - 13.34

  BHFTI Brighthouse Small Cap        2017       0.91        0.89 - 2.35          9.11 - 10.99
     Value Sub-Account               2016       1.06        0.89 - 2.35         28.21 - 30.39
                                     2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                     2014       0.04        0.89 - 2.35         (0.65) - 1.06
                                     2013       0.99        0.89 - 2.35         29.37 - 31.64

  BHFTI Brighthouse/Aberdeen         2017       1.09        0.90 - 2.35         25.36 - 27.18
     Emerging Markets Equity         2016       0.97        0.90 - 2.35        (0.57) - 10.50
     Sub-Account                     2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                     2014       0.84        0.90 - 2.35       (8.69) - (4.92)
                                     2013       1.07        0.90 - 2.35       (7.19) - (5.83)

  BHFTI Brighthouse/Artisan          2017       1.14        0.90 - 1.60         29.26 - 30.16
     International Sub-Account       2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     (Commenced 11/19/2014 and       2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     began transactions in 2015)

  BHFTI Brighthouse/Eaton            2017       3.80        0.90 - 2.35           1.28 - 2.75
     Vance Floating Rate             2016       4.01        0.90 - 2.35           6.73 - 8.29
     Sub-Account                     2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                     2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                                     2013       3.38        1.30 - 2.35           1.42 - 2.50

  BHFTI Brighthouse/Franklin         2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Low Duration Total Return       2016       2.90        0.90 - 2.35           0.74 - 2.21
     Sub-Account                     2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                     2014       2.15        0.90 - 2.35         (1.29) - 0.15
                                     2013       1.07        0.90 - 2.35         (1.19) - 0.25

  BHFTI Brighthouse/Templeton        2017         --        0.95 - 2.05       (1.89) - (0.80)
     International Bond              2016         --        0.95 - 2.20       (1.32) - (0.08)
     Sub-Account                     2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                     2014       4.63        1.10 - 2.15       (2.28) - (0.17)
                                     2013       2.02        1.30 - 2.15       (1.11) - (0.27)

  BHFTI                              2017       0.95        0.90 - 2.30         19.17 - 20.75
     Brighthouse/Wellington Large    2016       2.26        0.90 - 2.30           5.83 - 7.22
     Cap Research Sub-Account        2015       0.78        0.90 - 2.30           2.08 - 3.48
                                     2014       0.80        0.90 - 2.30          1.80 - 12.40
                                     2013       1.28        0.90 - 2.30         31.12 - 32.97

  BHFTI Clarion Global Real          2017       3.44        0.90 - 2.35           8.18 - 9.76
     Estate Sub-Account              2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                     2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                     2014       1.03        0.90 - 2.35          1.03 - 12.25
                                     2013       6.85        0.90 - 2.35           1.14 - 2.62

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI ClearBridge                  2017    27,853,512   14.25 - 240.67     473,171,845
     Aggressive Growth               2016    31,716,282   12.20 - 205.91     461,921,010
     Sub-Account                     2015    35,697,833   12.04 - 203.07     513,586,109
                                     2014    38,472,258   12.71 - 214.41     586,572,505
                                     2013    36,299,683    10.84 - 13.77     451,710,565

  BHFTI Harris Oakmark               2017    20,719,834    27.40 - 36.00     665,787,548
     International Sub-Account       2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252
                                     2013    25,769,452    23.43 - 29.23     693,983,244

  BHFTI Invesco Balanced-Risk        2017   827,358,429     1.17 - 12.75   1,045,419,886
     Allocation Sub-Account          2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445
                                     2013   800,860,953      1.04 - 1.06     843,160,697

  BHFTI Invesco Comstock             2017    32,917,318    18.60 - 30.71     772,000,432
     Sub-Account                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076
                                     2013    26,889,264    14.36 - 22.42     443,561,923

  BHFTI Invesco Small Cap            2017     9,589,654    30.46 - 39.44     328,908,162
     Growth Sub-Account              2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273
                                     2013    13,003,134    22.53 - 27.31     319,189,345

  BHFTI JPMorgan Core Bond           2017    30,860,383    10.01 - 11.38     342,738,205
     Sub-Account                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960
                                     2013    29,439,490    10.12 - 10.75     311,869,932

  BHFTI JPMorgan Global              2017   828,047,798     1.33 - 14.44   1,175,046,012
     Active Allocation Sub-Account   2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458
                                     2013   649,853,969      1.13 - 1.16     746,849,717

  BHFTI JPMorgan Small Cap           2017     1,032,660    21.94 - 25.42      24,296,172
     Value Sub-Account               2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500
                                     2013     1,455,583    18.28 - 20.23      27,866,566

  BHFTI Loomis Sayles Global         2017     7,449,959    19.27 - 22.83     157,610,283
     Markets Sub-Account             2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030
                                     2013    10,842,823    15.69 - 17.47     180,595,781

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI ClearBridge                  2017       0.72        0.90 - 2.35        15.67 - 17.35
     Aggressive Growth               2016       0.40        0.90 - 2.35          0.30 - 1.76
     Sub-Account                     2015       0.23        0.90 - 2.35      (6.27) - (4.69)
                                     2014       0.11        0.90 - 2.35         1.60 - 17.83
                                     2013       0.22        0.90 - 2.35        42.22 - 44.30

  BHFTI Harris Oakmark               2017       1.62        0.90 - 2.35        27.41 - 29.26
     International Sub-Account       2016       2.14        0.90 - 2.35          5.67 - 7.21
                                     2015       3.01        0.95 - 2.35      (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35        (7.98) - 0.25
                                     2013       2.44        0.95 - 2.35        27.46 - 29.26

  BHFTI Invesco Balanced-Risk        2017       3.74        0.90 - 2.35          7.45 - 9.02
     Allocation Sub-Account          2016       0.15        0.90 - 2.35         4.88 - 10.72
                                     2015       2.83        0.90 - 2.35      (6.43) - (0.67)
                                     2014         --        0.90 - 2.35          0.40 - 4.63
                                     2013         --        0.90 - 2.35        (0.50) - 0.95

  BHFTI Invesco Comstock             2017       2.27        0.90 - 2.35        15.29 - 16.97
     Sub-Account                     2016       2.53        0.90 - 2.35        12.17 - 16.25
                                     2015       2.88        0.90 - 2.35      (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35          0.28 - 8.33
                                     2013       1.07        0.90 - 2.35        32.25 - 34.18

  BHFTI Invesco Small Cap            2017         --        0.89 - 2.35        22.43 - 24.50
     Growth Sub-Account              2016         --        0.89 - 2.35         8.71 - 10.73
                                     2015       0.01        0.89 - 2.35      (3.99) - (2.29)
                                     2014         --        0.89 - 2.35          1.89 - 7.22
                                     2013       0.23        0.89 - 2.35        36.92 - 39.29

  BHFTI JPMorgan Core Bond           2017       2.47        0.90 - 2.20          1.07 - 2.39
     Sub-Account                     2016       2.78        0.90 - 2.20          0.01 - 1.31
                                     2015       2.33        0.90 - 2.20      (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20          0.48 - 3.73
                                     2013       0.28        1.30 - 2.35      (5.04) - (4.05)

  BHFTI JPMorgan Global              2017       2.52        0.90 - 2.35        13.96 - 15.61
     Active Allocation Sub-Account   2016       2.12        0.90 - 2.35          0.12 - 1.98
                                     2015       2.71        0.90 - 2.35        (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35          0.35 - 6.02
                                     2013       0.08        0.90 - 2.35          8.41 - 9.99

  BHFTI JPMorgan Small Cap           2017       1.32        0.90 - 2.30          1.27 - 2.39
     Value Sub-Account               2016       1.84        0.90 - 2.30        27.88 - 29.34
                                     2015       1.35        0.90 - 2.30      (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30          2.28 - 3.89
                                     2013       0.69        0.90 - 2.30        30.22 - 31.71

  BHFTI Loomis Sayles Global         2017       1.39        0.90 - 2.35        20.12 - 21.87
     Markets Sub-Account             2016       1.67        0.90 - 2.35          1.78 - 3.84
                                     2015       1.59        0.95 - 2.35        (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35        (0.82) - 2.49
                                     2013       2.41        0.95 - 2.35        14.41 - 16.02

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  -------------
  BHFTI MetLife Multi-Index          2017   602,325,151     1.33 - 14.11    977,135,322
     Targeted Risk Sub-Account       2016   583,908,748     1.18 - 12.35    847,575,021
                                     2015   435,062,012     1.15 - 11.96    633,831,341
                                     2014   281,516,918     1.19 - 12.18    421,513,955
                                     2013   153,950,143     1.12 - 11.26    209,957,052

  BHFTI MFS Research                 2017    14,986,140    16.30 - 22.33    276,582,465
     International Sub-Account       2016    16,956,442    13.02 - 17.53    247,879,900
                                     2015    18,156,340    13.44 - 17.81    271,985,758
                                     2014    18,585,662    14.00 - 18.24    287,913,009
                                     2013    19,616,483    15.39 - 18.44    331,488,461

  BHFTI Morgan Stanley Mid           2017    11,326,489     3.28 - 29.88    246,048,488
     Cap Growth Sub-Account          2016    12,770,536     2.37 - 21.48    201,153,118
                                     2015    12,648,258     2.62 - 23.62    220,460,412
                                     2014    12,928,550     2.79 - 25.03    240,528,688
                                     2013    13,099,903     2.79 - 24.94    244,579,234

  BHFTI Oppenheimer Global           2017     1,939,475    28.83 - 38.59     66,931,947
     Equity Sub-Account              2016     2,333,207    21.57 - 28.48     59,761,246
                                     2015     2,520,098    22.02 - 28.67     65,266,488
                                     2014     2,866,078    21.68 - 27.83     72,350,999
                                     2013     3,127,720    21.72 - 27.49     78,398,573

  BHFTI PanAgora Global              2017   128,771,774     1.14 - 11.97    154,256,858
     Diversified Risk Sub-Account    2016    95,787,147     1.04 - 10.75    102,757,891
     (Commenced 4/28/2014)           2015    21,772,279      0.95 - 9.78     21,123,770
                                     2014     9,788,108     1.03 - 10.44     10,161,644

  BHFTI PIMCO Inflation              2017    43,727,125    12.95 - 16.02    633,944,947
     Protected Bond Sub-Account      2016    43,749,123    12.81 - 15.62    622,764,700
                                     2015    46,098,333    12.49 - 15.01    634,902,757
                                     2014    50,751,209    13.20 - 15.63    732,596,404
                                     2013    57,648,505    13.13 - 15.33    821,456,089

  BHFTI PIMCO Total Return           2017    83,642,926    12.85 - 20.87  1,482,270,883
     Sub-Account                     2016    84,045,933    12.44 - 20.10  1,446,213,216
                                     2015    91,772,688    12.26 - 19.72  1,561,823,561
                                     2014   103,504,587    12.40 - 19.84  1,787,038,026
                                     2013   118,419,838    12.03 - 19.16  1,993,786,948

  BHFTI Pyramis Government           2017    52,602,412    10.26 - 11.31    576,103,640
     Income Sub-Account              2016    59,975,014    10.24 - 11.12    648,755,946
                                     2015    60,149,269    10.35 - 11.07    651,039,693
                                     2014    62,286,953    10.55 - 11.13    680,446,278
                                     2013    69,488,361    10.04 - 10.44    715,739,557

  BHFTI Schroders Global             2017    38,513,287     1.36 - 13.57    509,814,930
     Multi-Asset II Sub-Account      2016    36,164,251     1.18 - 11.76    415,940,338
     (Commenced 4/29/2013)           2015    31,417,980     1.14 - 11.35    351,642,870
                                     2014    14,204,266    11.35 - 11.58    163,513,389
                                     2013     7,294,047    10.69 - 10.77     78,417,229

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MetLife Multi-Index          2017       1.46        0.90 - 2.25         12.98 - 14.51
     Targeted Risk Sub-Account       2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01
                                     2013       0.55        1.15 - 2.25          4.04 - 11.65

  BHFTI MFS Research                 2017       1.74        0.89 - 2.35         25.19 - 27.37
     International Sub-Account       2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)
                                     2013       2.58        0.90 - 2.35         16.49 - 18.19

  BHFTI Morgan Stanley Mid           2017       0.15        0.89 - 2.30         36.74 - 39.12
     Cap Growth Sub-Account          2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39
                                     2013       0.60        0.89 - 2.30         35.86 - 38.07

  BHFTI Oppenheimer Global           2017       0.90        0.90 - 2.30         33.64 - 35.51
     Equity Sub-Account              2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23
                                     2013       0.35        0.90 - 2.30         24.22 - 25.97

  BHFTI PanAgora Global              2017         --        0.90 - 2.20         10.15 - 11.59
     Diversified Risk Sub-Account    2016       3.34        0.90 - 2.20          2.13 - 10.13
     (Commenced 4/28/2014)           2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2017       1.56        0.90 - 2.35           1.07 - 2.54
     Protected Bond Sub-Account      2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97
                                     2013       2.20        0.90 - 2.35     (11.38) - (10.09)

  BHFTI PIMCO Total Return           2017       1.75        0.89 - 2.35           2.08 - 3.85
     Sub-Account                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56
                                     2013       4.27        0.89 - 2.35       (4.19) - (2.59)

  BHFTI Pyramis Government           2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account              2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                     2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                     2014       2.60        0.90 - 2.35           0.96 - 6.59
                                     2013       1.55        0.90 - 2.35       (6.74) - (5.37)

  BHFTI Schroders Global             2017       1.00        0.90 - 2.20         13.94 - 15.43
     Multi-Asset II Sub-Account      2016       0.75        0.90 - 2.25           0.87 - 3.63
     (Commenced 4/29/2013)           2015       0.66        0.90 - 2.25       (3.45) - (0.73)
                                     2014         --        1.10 - 2.25           0.98 - 7.40
                                     2013       1.65        1.15 - 2.25           4.66 - 5.43

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  BHFTI Schroders Global       2017   442,077,911     1.34 - 14.41    628,730,158       0.79        0.90 - 2.35        11.65 - 13.27
     Multi-Asset Sub-Account   2016   459,001,172     1.20 - 12.75    577,424,821       1.40        0.90 - 2.35          0.71 - 4.71
                               2015   467,251,015     1.16 - 12.20    562,872,602       1.00        0.90 - 2.35      (3.18) - (1.77)
                               2014   400,460,215     1.20 - 12.36    493,380,979       1.32        0.90 - 2.35          0.43 - 6.77
                               2013   375,261,358      1.14 - 1.17    435,205,689       0.01        0.90 - 2.35          7.55 - 9.12

  BHFTI SSGA Growth and        2017    78,213,763    15.44 - 18.44  1,340,474,908       2.43        0.90 - 2.35        13.18 - 14.82
     Income ETF Sub-Account    2016    85,949,744    13.64 - 16.06  1,290,390,224       2.37        0.90 - 2.35          1.90 - 4.84
                               2015    93,774,991    13.20 - 15.32  1,349,807,450       2.30        0.90 - 2.35      (4.24) - (2.84)
                               2014   101,616,119    13.79 - 15.77  1,513,705,632       2.24        0.90 - 2.35        (0.03) - 4.86
                               2013   110,435,377    13.34 - 15.03  1,578,178,677       2.51        0.90 - 2.35        10.31 - 11.92

  BHFTI SSGA Growth ETF        2017    28,040,270    15.90 - 18.99    492,240,056       2.10        0.90 - 2.35        16.87 - 18.57
     Sub-Account               2016    30,512,706    13.61 - 16.02    454,752,008       2.14        0.90 - 2.35          4.40 - 5.92
                               2015    32,991,663    13.03 - 15.12    467,274,058       2.00        0.90 - 2.35      (4.58) - (3.19)
                               2014    34,092,389    13.66 - 15.62    501,804,705       1.88        0.90 - 2.35        (0.05) - 4.43
                               2013    35,919,224    13.27 - 14.96    509,607,858       2.10        0.90 - 2.35        15.33 - 17.01

  BHFTI T. Rowe Price Large    2017    10,083,649   49.66 - 185.82    785,052,972       2.07        0.89 - 2.35        14.24 - 16.23
     Cap Value Sub-Account     2016    11,082,070   43.41 - 159.87    747,778,790       2.83        0.89 - 2.35         8.67 - 15.17
                               2015    12,150,155   38.27 - 138.81    715,850,738       1.58        0.89 - 2.35        (5.83) - 3.48
                               2014    13,521,347   40.58 - 144.85    838,816,422       1.18        0.89 - 2.35         1.20 - 12.56
                               2013    11,320,980   38.18 - 128.69    657,944,319       1.58        0.89 - 2.35        30.67 - 32.90

  BHFTI T. Rowe Price Mid Cap  2017    22,282,585    19.87 - 23.52    500,453,764         --        1.30 - 2.35        21.85 - 23.14
     Growth Sub-Account        2016    25,320,043    16.30 - 19.10    462,783,968         --        1.30 - 2.35          3.75 - 4.84
                               2015    27,786,712    15.70 - 18.22    485,654,167         --        1.30 - 2.35          4.20 - 5.30
                               2014    32,310,271    15.06 - 17.30    537,586,208         --        1.30 - 2.35        10.16 - 11.32
                               2013    37,965,912    13.67 - 15.54    568,882,747       0.21        1.30 - 2.35        33.41 - 34.82

  BHFTI TCW Core Fixed Income  2017        34,566    10.02 - 10.21        348,809       1.56        0.90 - 1.60          1.19 - 1.90
     Sub-Account               2016        29,430     9.90 - 10.02        292,738       0.71        0.90 - 1.60          0.59 - 1.29
     (Commenced 5/1/2015)      2015         7,421      9.84 - 9.87         73,169         --        1.10 - 1.60      (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2017     6,509,324     2.00 - 46.73    267,404,967       0.91        0.90 - 2.35          6.94 - 8.50
     Cap Value Sub-Account     2016     7,068,224     1.84 - 43.07    268,931,465       0.63        0.90 - 2.35         9.67 - 14.47
                               2015     7,308,379     1.61 - 37.62    244,281,850       0.45        0.90 - 2.35     (11.10) - (6.76)
                               2014     6,927,870    17.85 - 41.71    258,407,609       0.33        0.90 - 2.35          1.20 - 8.70
                               2013     4,619,902    30.27 - 38.39    158,040,375       0.74        0.90 - 2.35        27.28 - 29.14

  BHFTI Wells Capital          2017     5,092,444    23.42 - 28.55    132,288,989       1.06        0.90 - 2.35          8.22 - 9.80
     Management Mid Cap Value  2016     5,715,456    21.64 - 26.00    136,116,482       0.83        0.90 - 2.35        10.55 - 12.17
     Sub-Account               2015     6,513,771    19.57 - 23.18    139,196,313       0.64        0.90 - 2.35     (11.23) - (4.37)
                               2014     7,477,599    22.05 - 25.19    178,512,669       0.54        1.10 - 2.35         2.29 - 11.77
                               2013     7,939,384    19.93 - 22.07    170,038,386       0.89        1.30 - 2.35        29.57 - 30.94

  BHFTII Baillie Gifford       2017    19,385,638     5.77 - 19.59    250,476,859       1.00        1.10 - 2.25        31.90 - 33.42
     International Stock       2016    22,804,816     4.33 - 14.68    221,819,744       1.38        1.10 - 2.25          2.71 - 3.91
     Sub-Account               2015    24,846,295     4.17 - 14.13    233,411,516       1.43        1.10 - 2.25      (4.35) - (0.24)
                               2014    27,573,117     4.31 - 14.37    269,502,431       1.26        1.30 - 2.25      (5.49) - (1.36)
                               2013    29,549,817     4.51 - 15.12    303,453,047       0.02        1.30 - 2.25         9.68 - 13.94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock Bond           2017     1,210,717    47.04 - 80.37      72,493,090
     Income Sub-Account           2016     1,269,349    46.30 - 77.89      74,475,330
                                  2015     1,196,294    46.01 - 76.20      69,045,344
                                  2014     1,105,752    46.87 - 76.43      63,615,045
                                  2013     1,054,348    44.86 - 72.01      57,251,907

  BHFTII BlackRock Capital        2017       510,906    22.58 - 72.77      16,273,783
     Appreciation Sub-Account     2016       584,767    17.21 - 54.82      14,098,982
                                  2015       579,182    17.56 - 55.26      14,301,142
                                  2014       639,908    16.88 - 52.46      14,686,428
                                  2013       721,215    15.83 - 48.60      15,272,342

  BHFTII BlackRock                2017    28,762,874     2.27 - 25.15     293,895,134
     Ultra-Short Term Bond        2016    33,915,071     2.28 - 25.22     343,711,226
     Sub-Account                  2015    39,040,662     2.31 - 25.42     398,590,779
                                  2014    39,068,482     2.33 - 25.65     395,886,367
                                  2013    44,329,198     2.36 - 25.88     461,342,890

  BHFTII Brighthouse Asset        2017     6,959,208    13.76 - 16.22     103,669,768
     Allocation 20 Sub-Account    2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543
                                  2013       557,035    12.93 - 13.63       7,497,408

  BHFTII Brighthouse Asset        2017   233,277,672    14.53 - 17.77   3,782,892,946
     Allocation 40 Sub-Account    2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808
                                  2013       550,896    13.60 - 14.27       7,732,376

  BHFTII Brighthouse Asset        2017   369,390,513    16.19 - 23.09   6,576,710,655
     Allocation 60 Sub-Account    2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156
                                  2013     3,073,122    13.90 - 14.77      44,655,421

  BHFTII Brighthouse Asset        2017   320,858,282    16.97 - 25.11   5,997,031,325
     Allocation 80 Sub-Account    2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347
                                  2013     3,927,901    14.05 - 14.80      57,260,787

  BHFTII Brighthouse/Artisan      2017     7,979,852    22.49 - 68.00     207,336,567
     Mid Cap Value Sub-Account    2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523
                                  2013    13,125,790    19.41 - 55.03     285,771,010

  BHFTII                          2017     2,741,436    24.71 - 28.09      72,337,511
     Brighthouse/Dimensional      2016     2,814,983    19.38 - 21.73      57,869,934
     International Small Company  2015     3,198,853    18.74 - 20.72      63,108,799
     Sub-Account                  2014     3,070,324    18.13 - 19.77      58,174,088
                                  2013     3,208,551    19.88 - 21.38      66,162,419

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond           2017       2.97        0.89 - 2.30           1.59 - 3.18
     Income Sub-Account           2016       2.96        0.89 - 2.30         (1.22) - 2.21
                                  2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                                  2014       3.22        0.89 - 2.30           0.85 - 6.14
                                  2013       3.83        0.89 - 2.30       (3.17) - (1.65)

  BHFTII BlackRock Capital        2017       0.09        0.89 - 2.30         30.89 - 32.75
     Appreciation Sub-Account     2016         --        0.89 - 2.30       (2.19) - (0.80)
                                  2015         --        0.89 - 2.30           0.83 - 5.34
                                  2014       0.06        0.89 - 2.30           0.94 - 7.93
                                  2013       0.79        0.89 - 2.30         31.17 - 33.03

  BHFTII BlackRock                2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Ultra-Short Term Bond        2016         --        0.90 - 2.35       (2.21) - (0.75)
     Sub-Account                  2015         --        0.90 - 2.35       (2.32) - (0.27)
                                  2014         --        0.90 - 2.35       (2.32) - (0.13)
                                  2013         --        0.90 - 2.35       (2.32) - (0.37)

  BHFTII Brighthouse Asset        2017       2.00        0.90 - 2.20           4.61 - 5.98
     Allocation 20 Sub-Account    2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68

  BHFTII Brighthouse Asset        2017       1.97        0.90 - 2.35           8.08 - 9.65
     Allocation 40 Sub-Account    2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22

  BHFTII Brighthouse Asset        2017       1.72        0.90 - 2.35         12.07 - 13.71
     Allocation 60 Sub-Account    2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17

  BHFTII Brighthouse Asset        2017       1.54        0.90 - 2.35         16.40 - 18.10
     Allocation 80 Sub-Account    2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40

  BHFTII Brighthouse/Artisan      2017       0.51        0.89 - 2.35          9.93 - 11.82
     Mid Cap Value Sub-Account    2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64

  BHFTII                          2017       1.97        0.90 - 2.30         27.49 - 29.28
     Brighthouse/Dimensional      2016       1.92        0.90 - 2.30           3.42 - 4.88
     International Small Company  2015       1.67        0.90 - 2.30           0.83 - 4.81
     Sub-Account                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
                                  2013       1.72        0.90 - 2.30         24.70 - 26.46

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII                          2017    26,398,229     6.84 - 73.43     831,306,119
     Brighthouse/Wellington Core  2016    29,665,645     5.82 - 62.22     787,903,717
     Equity Opportunities         2015    26,356,637    17.28 - 58.48     527,700,755
     Sub-Account                  2014    30,718,018    17.28 - 57.62     609,015,113
                                  2013    36,209,587    16.00 - 52.55     658,561,438

  BHFTII Frontier Mid Cap         2017     2,948,860    22.22 - 25.66      72,637,850
     Growth Sub-Account           2016     3,317,626    18.21 - 20.80      66,475,159
     (Commenced 4/29/2013)        2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538
                                  2013     4,767,721    16.33 - 18.08      83,651,163

  BHFTII Jennison Growth          2017    18,321,429     6.17 - 31.45     507,080,287
     Sub-Account                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323
                                  2013    32,574,197     3.93 - 19.82     585,624,219

  BHFTII Loomis Sayles Small      2017       215,634    58.74 - 78.05      14,483,333
     Cap Core Sub-Account         2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471
                                  2013       283,327    46.30 - 57.49      14,610,773

  BHFTII Loomis Sayles Small      2017        14,487    22.21 - 24.55         344,057
     Cap Growth Sub-Account       2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433
                                  2013        12,506    17.15 - 18.50         226,802

  BHFTII MetLife Aggregate        2017    21,705,738     1.82 - 19.71     313,384,800
     Bond Index Sub-Account       2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999
                                  2013    13,536,937     1.71 - 18.22     162,571,849

  BHFTII MetLife Mid Cap          2017     5,121,934     3.74 - 40.63     166,303,833
     Stock Index Sub-Account      2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872
                                  2013     5,501,359     2.64 - 28.20     125,884,078

  BHFTII MetLife MSCI EAFE        2017     8,636,458     1.80 - 19.76     122,285,606
     Index Sub-Account            2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288
                                  2013     8,809,646     1.61 - 17.40     112,197,169

  BHFTII MetLife Russell 2000     2017     4,832,284     3.64 - 40.46     152,382,147
     Index Sub-Account            2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146
                                  2013     5,835,501     2.74 - 29.98     141,070,458

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTII                          2017       1.46        0.89 - 2.35        16.17 - 18.02
     Brighthouse/Wellington Core  2016       1.71        0.89 - 2.35          0.63 - 6.39
     Equity Opportunities         2015       1.65        0.89 - 2.35        (0.11) - 4.18
     Sub-Account                  2014       0.59        0.89 - 2.35          1.34 - 9.65
                                  2013      1.27         0.89 - 2.35        30.43 - 32.52

  BHFTII Frontier Mid Cap         2017        --         1.30 - 2.35        22.04 - 23.33
     Growth Sub-Account           2016         --        1.30 - 2.35          2.72 - 3.80
     (Commenced 4/29/2013)        2015         --        1.30 - 2.35          0.22 - 1.28
                                  2014        --         1.30 - 2.35          8.30 - 9.44
                                  2013        --         1.30 - 2.35        19.21 - 20.07

  BHFTII Jennison Growth          2017      0.09         0.90 - 2.35        33.82 - 35.76
     Sub-Account                  2016       0.03        0.90 - 2.35      (2.45) - (0.98)
                                  2015      0.02         0.90 - 2.35          3.00 - 9.55
                                  2014      0.04         0.90 - 2.35        (0.16) - 7.81
                                  2013      0.20         0.90 - 2.35        33.56 - 35.51

  BHFTII Loomis Sayles Small      2017      0.06         1.10 - 2.30        12.35 - 13.70
     Cap Core Sub-Account         2016       0.07        1.10 - 2.30        16.27 - 17.67
                                  2015        --         1.10 - 2.30      (3.98) - (2.67)
                                  2014        --         1.20 - 2.30          1.15 - 2.27
                                  2013      0.23         1.20 - 2.30        37.49 - 39.01

  BHFTII Loomis Sayles Small      2017        --         0.90 - 1.50        24.80 - 25.55
     Cap Growth Sub-Account       2016         --        0.90 - 1.50          4.47 - 5.10
                                  2015        --         0.90 - 1.50        (0.08) - 0.52
                                  2014        --         0.90 - 1.50        (0.57) - 0.03
                                  2013        --         0.90 - 1.50        46.17 - 47.05

  BHFTII MetLife Aggregate        2017      2.68         0.89 - 2.25          0.65 - 2.35
     Bond Index Sub-Account       2016       2.73        0.89 - 2.35        (2.09) - 1.44
                                  2015      2.67         0.89 - 2.35      (2.38) - (0.46)
                                  2014      2.62         0.89 - 2.35          0.54 - 4.87
                                  2013      3.23         0.89 - 2.25      (4.74) - (3.19)

  BHFTII MetLife Mid Cap          2017      1.21         0.89 - 2.35        12.93 - 14.92
     Stock Index Sub-Account      2016       1.06        0.89 - 2.35        17.29 - 19.37
                                  2015      0.97         0.89 - 2.35      (7.24) - (2.52)
                                  2014      0.85         0.89 - 2.35          1.60 - 8.52
                                  2013      1.00         0.89 - 2.35        29.67 - 31.97

  BHFTII MetLife MSCI EAFE        2017      2.51         0.89 - 2.25        21.78 - 23.80
     Index Sub-Account            2016       2.41        0.89 - 2.25        (1.28) - 0.44
                                  2015      3.14         0.89 - 2.25      (9.98) - (1.36)
                                  2014      2.43         0.89 - 2.25      (8.42) - (2.81)
                                  2013      2.89         0.89 - 2.25        18.74 - 20.78

  BHFTII MetLife Russell 2000     2017      1.01         0.89 - 2.35        11.65 - 13.66
     Index Sub-Account            2016       1.07        0.89 - 2.35        18.12 - 20.21
                                  2015      1.00         0.89 - 2.35      (9.86) - (3.68)
                                  2014      0.96         0.89 - 2.35          2.30 - 4.11
                                  2013      1.29         0.89 - 2.35        34.91 - 37.33

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII MetLife Stock Index    2017    22,657,750    9.30 - 104.14    639,076,662
     Sub-Account                2016    25,218,819     7.75 - 86.45    594,986,915
                                2015    25,649,785     7.03 - 78.11    553,515,934
                                2014    28,264,874     7.03 - 77.90    610,830,233
                                2013    28,624,388     6.28 - 69.33    561,274,487

  BHFTII MFS Total Return       2017       607,860    55.73 - 91.35     42,885,568
     Sub-Account                2016       645,393    50.82 - 81.96     41,309,025
                                2015       710,775    47.72 - 75.73     42,319,194
                                2014       756,067    49.00 - 76.52     45,817,455
                                2013       814,124    46.24 - 71.07     46,044,412

  BHFTII MFS Value II           2017       234,946    19.39 - 22.55      4,909,817
     Sub-Account                2016       254,830    18.36 - 21.14      5,024,818
                                2015       245,613    15.79 - 17.99      4,149,008
                                2014       229,967    17.66 - 19.31      4,201,564
                                2013       225,190    16.80 - 17.73      3,792,926

  BHFTII MFS Value Sub-Account  2017    10,064,425    16.28 - 34.01    301,209,781
                                2016    11,015,597    14.16 - 29.18    284,625,248
                                2015    10,866,190    12.69 - 25.81    249,890,569
                                2014    10,916,908    13.03 - 26.14    255,401,966
                                2013    12,139,878    12.05 - 23.85    260,473,964

  BHFTII Neuberger Berman       2017     4,920,073    23.20 - 36.94    136,037,963
     Genesis Sub-Account        2016     5,470,799    20.57 - 32.20    133,113,538
                                2015     6,339,117    17.77 - 27.37    131,949,869
                                2014     7,109,782    18.11 - 27.46    150,104,225
                                2013     8,020,175    18.58 - 27.70    172,247,460

  BHFTII T. Rowe Price Large    2017    16,507,642    11.60 - 81.98    261,127,419
     Cap Growth Sub-Account     2016    17,003,069     8.79 - 62.34    203,478,587
                                2015    19,853,858     8.76 - 62.33    233,448,817
                                2014    15,015,374     8.02 - 57.25    166,959,337
                                2013    14,688,080     8.03 - 53.41    151,930,071

  BHFTII T. Rowe Price Small    2017       336,378    35.58 - 52.00     14,148,515
     Cap Growth Sub-Account     2016       373,919    29.67 - 42.70     12,987,892
                                2015       373,434    27.19 - 38.55     11,814,560
                                2014       321,073    27.11 - 37.87      9,976,420
                                2013       356,919    25.98 - 35.74     10,522,813

  BHFTII VanEck Global          2017     7,083,667    11.74 - 12.93     88,061,334
     Natural Resources          2016     6,924,892    12.08 - 13.17     88,041,249
     Sub-Account                2015     8,336,502      8.59 - 9.26     74,871,874
                                2014     6,586,665    13.05 - 13.93     89,288,128
                                2013     6,278,667    16.43 - 17.17    106,449,499

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII MetLife Stock Index    2017       1.60        0.89 - 2.90         17.95 - 20.47
     Sub-Account                2016       1.84        0.89 - 2.90          8.35 - 10.68
                                2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                2014       1.51        0.89 - 2.90          0.87 - 12.36
                                2013       1.68        0.89 - 2.90         28.14 - 30.85

  BHFTII MFS Total Return       2017       2.39        0.89 - 2.30          9.68 - 11.45
     Sub-Account                2016       2.77        0.89 - 2.30           6.50 - 8.23
                                2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                2014       2.25        0.89 - 2.30           5.95 - 7.68
                                2013       2.31        0.89 - 2.30         16.06 - 17.94

  BHFTII MFS Value II           2017       2.58        0.89 - 1.60           5.65 - 6.69
     Sub-Account                2016       1.63        0.89 - 1.60         16.22 - 17.46
                                2015       1.82        0.89 - 1.60      (10.29) - (6.82)
                                2014       1.26        0.89 - 1.35           1.39 - 8.95
                                2013       1.38        0.89 - 1.35         30.28 - 30.88

  BHFTII MFS Value Sub-Account  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                2016       2.08        0.89 - 2.35         11.45 - 13.38
                                2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                2014       1.57        0.89 - 2.35           1.99 - 9.83
                                2013       0.55        0.89 - 2.35         17.10 - 34.53

  BHFTII Neuberger Berman       2017       0.20        0.89 - 2.35         12.81 - 14.73
     Genesis Sub-Account        2016       0.23        0.89 - 2.35         15.64 - 17.63
                                2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                2014       0.22        0.89 - 2.35         (2.62) - 0.40
                                2013       0.10        0.89 - 2.35         24.94 - 37.30

  BHFTII T. Rowe Price Large    2017       0.09        0.89 - 2.35         30.39 - 32.68
     Cap Growth Sub-Account     2016         --        0.89 - 2.35         (0.83) - 0.86
                                2015         --        0.89 - 2.35         (3.16) - 9.80
                                2014         --        0.89 - 2.35        (0.04) - 13.92
                                2013         --        0.89 - 2.35         26.10 - 37.93

  BHFTII T. Rowe Price Small    2017       0.17        0.89 - 2.15         19.94 - 21.80
     Cap Growth Sub-Account     2016       0.15        0.89 - 2.15          9.11 - 10.75
                                2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                2014       0.01        0.89 - 2.15           2.47 - 5.96
                                2013       0.22        0.89 - 2.15         41.11 - 43.27

  BHFTII VanEck Global          2017         --        1.10 - 2.15       (2.85) - (1.82)
     Natural Resources          2016       0.59        1.10 - 2.15         40.68 - 42.17
     Sub-Account                2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                                2013       0.66        1.30 - 2.15           8.40 - 9.32

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTII Western Asset               2017    31,331,458    26.57 - 39.37   1,066,892,358
     Management Strategic Bond       2016    32,852,094    25.20 - 36.70   1,050,068,498
     Opportunities Sub-Account       2015         6,545    27.92 - 31.04         195,310
     (Commenced 11/19/2014)          2014           398            32.02          12,743

  BHFTII Western Asset               2017    13,730,177    14.36 - 20.09     244,111,008
     Management U.S. Government      2016    14,126,610    14.46 - 19.94     250,345,183
     Sub-Account                     2015    15,069,560    14.65 - 19.92     268,298,667
                                     2014    15,346,536    14.95 - 19.83     276,085,662
                                     2013    16,417,493    14.93 - 19.52     291,870,388

  BlackRock Global Allocation        2017       128,262    22.44 - 24.78       2,999,343
     V.I. Sub-Account                2016       123,935    20.06 - 21.99       2,582,039
     (Commenced 11/19/2014)          2015        77,369    19.63 - 21.37       1,566,871
                                     2014           402            21.30           8,557

  Deutsche I CROCI                   2017     1,302,718      7.77 - 9.56      12,446,509
     International VIP Sub-Account   2016     1,416,905      6.42 - 7.94      11,250,311
                                     2015     1,563,760      7.92 - 7.99      12,496,599
                                     2014     1,732,959      8.50 - 8.57      14,851,303
                                     2013     1,888,612      9.76 - 9.85      18,592,794

  Federated High Income Bond         2017           168            11.94           2,008
     Sub-Account                     2016         2,435            11.32          27,574
                                     2015         2,503            10.00          25,030
                                     2014         2,534            10.41          26,376
                                     2013         2,545            10.28          26,166

  Federated Kaufman                  2017         5,219            11.30          58,964
     Sub-Account                     2016         5,331             8.93          47,589
                                     2015         5,491             8.73          47,958
                                     2014         5,676             8.33          47,253
                                     2013         5,836             7.70          44,907

  Fidelity VIP Asset Manager         2017     4,080,387    17.58 - 18.88      72,267,994
     Sub-Account                     2016     4,493,375    15.61 - 16.70      70,694,332
                                     2015     4,920,853    15.35 - 16.34      76,132,122
                                     2014     5,426,360    15.54 - 16.47      84,977,763
                                     2013     5,885,530    14.88 - 15.70      88,274,483

  Fidelity VIP Contrafund            2017    20,143,633     7.85 - 91.54     625,750,850
     Sub-Account                     2016    21,259,478     6.55 - 75.90     573,685,439
                                     2015    21,653,047     6.17 - 71.00     581,923,231
                                     2014    20,382,633     6.24 - 71.28     631,948,733
                                     2013    17,717,451     5.67 - 64.36     611,972,926

  Fidelity VIP Equity-Income         2017       216,963            22.93       4,975,328
     Sub-Account                     2016       230,181            20.60       4,741,279
                                     2015       280,187            17.70       4,959,137
                                     2014       303,711            18.69       5,676,328
                                     2013       341,560            17.43       5,954,600

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTII Western Asset               2017       3.85        0.89 - 2.35           5.43 - 7.27
     Management Strategic Bond       2016       2.28        0.89 - 2.35           3.36 - 7.33
     Opportunities Sub-Account       2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     (Commenced 11/19/2014)          2014         --               1.10                (0.65)

  BHFTII Western Asset               2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Management U.S. Government      2016       2.39        0.90 - 2.35         (1.94) - 0.12
     Sub-Account                     2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                     2014       1.68        0.95 - 2.35           0.17 - 1.58
                                     2013       1.95        0.95 - 2.35       (3.21) - (1.84)

  BlackRock Global Allocation        2017       1.29        0.90 - 1.60         11.91 - 12.69
     V.I. Sub-Account                2016       1.55        0.90 - 1.60           2.16 - 2.87
     (Commenced 11/19/2014)          2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                     2014       2.13               1.10                (0.45)

  Deutsche I CROCI                   2017       7.00        0.89 - 1.40         20.27 - 20.89
     International VIP Sub-Account   2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                     2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                     2014       1.76        1.35 - 1.40     (12.99) - (12.95)
                                     2013       5.30        1.35 - 1.40         18.56 - 18.62

  Federated High Income Bond         2017      22.71               1.40                  5.46
     Sub-Account                     2016       6.17               1.40                 13.22
                                     2015       5.62               1.40                (3.93)
                                     2014       5.88               1.40                  1.26
                                     2013       6.76               1.40                  5.50

  Federated Kaufman                  2017         --               1.40                 26.55
     Sub-Account                     2016         --               1.40                  2.22
                                     2015         --               1.40                  4.90
                                     2014         --               1.40                  8.19
                                     2013         --               1.40                 38.18

  Fidelity VIP Asset Manager         2017       1.84        0.89 - 1.40         12.52 - 13.10
     Sub-Account                     2016       1.45        0.89 - 1.40           1.64 - 2.16
                                     2015       1.53        0.89 - 1.40       (1.25) - (0.75)
                                     2014       1.47        0.89 - 1.40           4.36 - 4.90
                                     2013       1.55        0.89 - 1.40         14.10 - 14.68

  Fidelity VIP Contrafund            2017       0.91        0.89 - 2.25         19.06 - 20.80
     Sub-Account                     2016       0.74        0.89 - 2.25           5.15 - 7.05
                                     2015       0.94        0.89 - 2.25       (1.68) - (0.22)
                                     2014       0.89        0.89 - 2.25          9.33 - 10.95
                                     2013       1.04        0.89 - 2.25         10.23 - 30.12

  Fidelity VIP Equity-Income         2017       1.70               1.40                 11.33
     Sub-Account                     2016       2.16               1.40                 16.38
                                     2015       3.11               1.40                (5.30)
                                     2014       2.75               1.40                  7.21
                                     2013       2.41               1.40                 26.37

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Fidelity VIP FundsManager    2017   316,884,820    14.72 - 14.98   4,703,906,420
     50% Sub-Account           2016   339,562,460    13.13 - 13.34   4,491,693,357
                               2015   340,402,591    12.86 - 13.05   4,406,702,675
                               2014   268,426,412    13.11 - 13.28   3,538,458,593
                               2013   158,954,030    12.73 - 12.88   2,033,793,788

  Fidelity VIP FundsManager    2017   191,801,626    14.40 - 14.62   2,781,261,557
     60% Sub-Account           2016   250,989,708    12.56 - 12.74   3,173,600,531
                               2015   299,646,067    12.24 - 12.39   3,688,709,449
                               2014   319,425,019    12.44 - 12.58   3,994,437,491
                               2013   333,151,686    12.05 - 12.16   4,031,523,824

  Fidelity VIP Government      2017     2,578,960     6.72 - 10.03      17,602,157
     Money Market Sub-Account  2016     2,758,925     6.77 - 10.16      18,955,221
                               2015     5,764,747     6.85 - 10.34      49,654,013
                               2014     5,894,288     6.95 - 10.53      50,947,648
                               2013     8,307,410     7.04 - 10.73      76,155,346

  Fidelity VIP Growth          2017     5,678,425    30.88 - 33.04     177,086,628
     Sub-Account               2016     6,179,280    23.17 - 24.67     144,530,563
                               2015     6,842,558    23.31 - 24.69     160,925,919
                               2014     7,538,876    22.06 - 23.24     167,673,930
                               2013     8,194,380    20.10 - 21.07     165,968,439

  Fidelity VIP Index 500       2017     1,974,819    33.45 - 35.88      66,077,861
     Sub-Account               2016     2,222,100    27.86 - 29.74      61,915,726
                               2015     2,464,560    25.24 - 26.83      62,224,177
                               2014     2,778,454    25.25 - 26.71      70,165,982
                               2013     3,091,556    22.53 - 23.73      69,677,247

  Fidelity VIP Mid Cap         2017     5,822,703    68.99 - 82.66     444,177,834
     Sub-Account               2016     6,382,115    58.33 - 69.23     409,695,192
                               2015     6,898,177    53.12 - 62.44     401,284,587
                               2014     7,445,624    55.03 - 64.08     446,277,693
                               2013     7,792,671    52.90 - 61.01     446,581,942

  Fidelity VIP Overseas        2017       307,530    13.96 - 15.91       4,543,644
     Sub-Account               2016       333,151    10.84 - 12.36       3,832,068
                               2015       376,022    11.55 - 13.19       4,615,792
                               2014       411,275    11.28 - 12.89       4,942,746
                               2013       447,143    12.41 - 14.19       5,925,521

  FTVIPT Franklin Income VIP   2017     3,717,519    54.01 - 78.66     259,462,703
     Sub-Account               2016     4,031,843    50.36 - 72.41     260,175,136
                               2015     4,415,184    45.17 - 64.11     253,302,116
                               2014     4,717,186    49.71 - 69.63     294,909,928
                               2013     4,919,666    48.59 - 67.20     297,821,470

  FTVIPT Franklin Mutual       2017     3,858,849    30.99 - 37.89     133,542,917
     Shares VIP Sub-Account    2016     4,164,982    29.15 - 35.30     134,905,092
                               2015     4,536,450    25.60 - 30.71     128,211,487
                               2014     5,080,687    27.45 - 32.61     153,109,223
                               2013     5,477,366    26.11 - 30.73     156,078,571

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Fidelity VIP FundsManager    2017       1.14        1.90 - 2.05        12.14 - 12.31
     50% Sub-Account           2016       1.24        1.90 - 2.05          2.11 - 2.26
                               2015      1.25         1.90 - 2.05      (1.89) - (1.75)
                               2014      1.45         1.90 - 2.05          2.96 - 3.12
                               2013      1.55         1.90 - 2.05        12.57 - 12.74

  Fidelity VIP FundsManager    2017      0.99         1.90 - 2.05        14.62 - 14.79
     60% Sub-Account           2016       1.14        1.90 - 2.05          2.66 - 2.82
                               2015      1.05         1.90 - 2.05      (1.63) - (1.48)
                               2014      1.24         1.90 - 2.05          3.27 - 3.42
                               2013      1.16         1.90 - 2.05        16.21 - 16.38

  Fidelity VIP Government      2017      0.67         0.89 - 2.05      (1.39) - (0.22)
     Money Market Sub-Account  2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                               2015      0.02         0.89 - 2.05      (2.02) - (0.86)
                               2014      0.01         0.89 - 2.05      (2.02) - (0.88)
                               2013      0.02         0.89 - 2.05      (2.01) - (0.86)

  Fidelity VIP Growth          2017      0.22         0.89 - 1.40        33.26 - 33.94
     Sub-Account               2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                               2015      0.25         0.89 - 1.40          5.68 - 6.23
                               2014      0.18         0.89 - 1.40         9.75 - 10.31
                               2013      0.29         0.89 - 1.40        34.44 - 35.13

  Fidelity VIP Index 500       2017      1.77         0.89 - 1.35        20.09 - 20.64
     Sub-Account               2016       1.44        0.89 - 1.35        10.36 - 10.87
                               2015      1.93         0.89 - 1.35        (0.02) - 0.44
                               2014      1.59         0.89 - 1.35        12.05 - 12.56
                               2013      1.84         0.89 - 1.35        30.47 - 31.07

  Fidelity VIP Mid Cap         2017      0.49         0.95 - 1.90        18.28 - 19.40
     Sub-Account               2016       0.31        0.95 - 1.90         6.93 - 10.87
                               2015      0.25         0.95 - 1.90      (3.48) - (2.56)
                               2014      0.02         0.95 - 1.90          4.04 - 5.03
                               2013      0.28         0.95 - 1.90        33.31 - 34.59

  Fidelity VIP Overseas        2017      1.41         1.15 - 1.40        28.48 - 28.80
     Sub-Account               2016       1.38        1.15 - 1.40      (6.38) - (6.15)
                               2015      1.31         1.15 - 1.40          2.18 - 2.44
                               2014      1.29         1.15 - 1.40      (9.36) - (9.13)
                               2013      1.34         1.15 - 1.40        28.62 - 28.95

  FTVIPT Franklin Income VIP   2017      4.13         0.95 - 2.25          7.24 - 8.64
     Sub-Account               2016       4.98        0.95 - 2.25         8.00 - 12.95
                               2015      4.62         0.95 - 2.25      (9.12) - (7.93)
                               2014      4.98         0.95 - 2.25          2.29 - 3.63
                               2013      6.33         0.95 - 2.25        11.41 - 12.86

  FTVIPT Franklin Mutual       2017      2.23         0.95 - 1.90          6.31 - 7.33
     Shares VIP Sub-Account    2016       1.98        0.95 - 1.90        10.51 - 14.96
                               2015      3.00         0.95 - 1.90      (6.73) - (5.84)
                               2014      2.00         0.95 - 1.90          5.11 - 6.11
                               2013      2.10         0.95 - 1.90        25.85 - 27.05

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------
  FTVIPT Franklin Small Cap   2017     7,335,249     1.85 - 42.86     131,376,313
     Value VIP Sub-Account    2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556
                              2013     9,184,423    13.56 - 14.30     128,048,983

  FTVIPT Templeton Foreign    2017     1,993,298    15.72 - 37.10      70,683,455
     VIP Sub-Account          2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780
                              2013     2,457,017    16.25 - 38.21      87,721,293

  FTVIPT Templeton Global     2017    10,914,647    17.44 - 20.50     207,536,185
     Bond VIP Sub-Account     2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012
                              2013    12,950,902    18.47 - 20.82     254,683,414

  Invesco V.I. American       2017         1,440            10.37          14,923
     Franchise Sub-Account    2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107
                              2013        22,147             7.39         163,713

  Invesco V.I. Core Equity    2017        17,258             7.54         130,081
     Sub-Account              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978
                              2013        39,835             6.27         249,696

  Invesco V.I. Equity and     2017    25,769,702     7.84 - 28.15     681,403,273
     Income Sub-Account       2016    27,024,285     7.16 - 25.65     654,269,917
                              2015    28,966,281     6.30 - 22.55     619,311,840
                              2014    30,622,887     6.54 - 23.37     681,211,301
                              2013    31,328,255     6.09 - 21.69     649,322,698

  Invesco V.I. Growth and     2017            84            13.24           1,110
     Income Sub-Account       2016            87            11.74           1,017
                              2015           654             9.95           6,509
                              2014           665            10.41           6,927
                              2013    13,799,854     9.57 - 36.41     365,970,613

  Invesco V.I. International  2017     7,575,169    10.40 - 39.43     269,423,754
     Growth Sub-Account       2016     8,293,250     8.57 - 32.43     243,849,630
                              2015     8,534,492     8.74 - 32.97     256,390,780
                              2014     8,820,511     9.07 - 34.18     275,880,972
                              2013     8,901,354     9.17 - 34.47     281,999,206

  Ivy VIP Asset Strategy      2017        19,310    15.98 - 17.89         332,996
     Sub-Account              2016        15,823    13.72 - 15.29         233,181
     (Commenced 11/19/2014)   2015        20,900    14.31 - 15.87         317,700
                              2014         2,575    16.67 - 17.51          45,023

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  FTVIPT Franklin Small Cap   2017       0.52        0.95 - 1.80           8.68 - 9.61
     Value VIP Sub-Account    2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)
                              2013       1.31        0.95 - 1.75         33.88 - 34.95

  FTVIPT Templeton Foreign    2017       2.62        1.55 - 2.30         14.05 - 14.90
     VIP Sub-Account          2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)
                              2013       2.38        1.55 - 2.30         20.18 - 21.08

  FTVIPT Templeton Global     2017         --        0.95 - 1.80           0.11 - 0.96
     Bond VIP Sub-Account     2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87
                              2013       4.75        0.95 - 1.75         (0.13) - 0.67

  Invesco V.I. American       2017       0.08               1.40                 25.58
     Franchise Sub-Account    2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93
                              2013       0.42               1.40                 38.19

  Invesco V.I. Core Equity    2017       0.96               1.40                 11.61
     Sub-Account              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64
                              2013       1.36               1.40                 27.45

  Invesco V.I. Equity and     2017       1.45        0.95 - 1.90           8.70 - 9.74
     Income Sub-Account       2016       1.64        0.95 - 1.90         10.31 - 13.75
                              2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                              2014       1.58        0.95 - 1.90           6.72 - 7.74
                              2013       1.54        0.95 - 1.90         22.54 - 23.71

  Invesco V.I. Growth and     2017       1.56               1.40                 12.73
     Income Sub-Account       2016       0.58               1.40                 18.03
                              2015       2.94               1.40                (4.41)
                              2014         --               1.40                  8.75
                              2013       1.31        0.95 - 1.90         31.25 - 32.50

  Invesco V.I. International  2017       1.24        0.95 - 1.80         20.54 - 21.57
     Growth Sub-Account       2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                              2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                              2014       1.38        0.95 - 1.75       (1.65) - (0.86)
                              2013       1.10        0.95 - 1.75         16.66 - 17.60

  Ivy VIP Asset Strategy      2017       1.66        1.10 - 1.60         16.40 - 16.98
     Sub-Account              2016       0.56        1.10 - 1.60       (4.11) - (3.63)
     (Commenced 11/19/2014)   2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                              2014         --        1.10 - 1.35       (2.27) - (2.24)

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2017    10,637,575    19.13 - 34.83     321,469,898
     Aggressive Growth            2016    10,932,298    16.82 - 30.24     293,536,621
     Sub-Account                  2015    11,091,987    16.99 - 30.16     300,878,534
                                  2014    11,333,726    17.67 - 30.99     316,448,933
                                  2013    11,979,001    15.00 - 25.98     280,745,200

  LMPVET ClearBridge Variable     2017     7,854,907    12.31 - 73.70     452,130,395
     Appreciation Sub-Account     2016     7,615,066    10.51 - 62.23     405,981,554
                                  2015     7,746,928    41.76 - 57.24     400,323,007
                                  2014     8,268,721    42.06 - 56.87     426,519,441
                                  2013     8,604,407    38.78 - 51.73     405,286,221

  LMPVET ClearBridge Variable     2017     8,474,807    16.91 - 28.66     224,472,939
     Dividend Strategy            2016     8,906,934    14.51 - 24.31     200,725,348
     Sub-Account                  2015     9,391,848    12.92 - 21.38     186,422,315
                                  2014     9,796,222    13.81 - 22.59     205,573,482
                                  2013    10,244,154    12.44 - 20.09     191,169,653

  LMPVET ClearBridge Variable     2017       101,448    30.17 - 34.28       3,261,658
     Large Cap Growth             2016       121,433    23.83 - 27.67       3,173,371
     Sub-Account                  2015       156,000    22.70 - 26.15       3,887,858
                                  2014       200,379    21.16 - 24.18       4,631,601
                                  2013       242,954    18.99 - 21.53       5,012,390

  LMPVET ClearBridge Variable     2017       248,434    25.39 - 29.77       7,016,572
     Large Cap Value Sub-Account  2016       342,723    22.62 - 26.31       8,591,571
                                  2015       333,277    20.49 - 23.64       7,518,321
                                  2014       369,225    21.58 - 24.70       8,744,177
                                  2013       319,601    19.77 - 22.45       6,892,954

  LMPVET ClearBridge Variable     2017     3,504,028    16.06 - 39.84     113,694,790
     Small Cap Growth             2016     3,770,232    13.20 - 32.37     102,811,126
     Sub-Account                  2015     3,817,761    21.51 - 30.88     101,595,917
                                  2014     4,105,606    23.02 - 32.61     115,942,801
                                  2013     4,102,827    22.63 - 31.63     112,499,020

  LMPVET QS Variable              2017     1,529,846    23.45 - 28.60      40,132,539
     Conservative Growth          2016     1,657,879    21.04 - 25.43      38,835,887
     Sub-Account                  2015     1,731,301    19.96 - 23.89      38,239,774
                                  2014     1,866,299    20.59 - 24.41      42,335,472
                                  2013     2,011,433    20.00 - 23.49      44,101,401

  LMPVET QS Variable Growth       2017     3,596,291    22.28 - 27.17      89,558,223
     Sub-Account                  2016     3,963,257    19.02 - 22.99      83,823,213
                                  2015     4,234,141    17.87 - 21.39      83,641,315
                                  2014     4,529,329    18.63 - 22.09      92,760,220
                                  2013     4,790,185    18.14 - 21.30      95,074,284

  LMPVET QS Variable Moderate     2017        34,884    21.80 - 23.70         803,869
     Growth Sub-Account           2016        45,938    19.03 - 20.61         921,078
                                  2015        67,619    17.96 - 19.37       1,277,408
                                  2014        98,417    18.64 - 20.02       1,923,838
                                  2013       121,395    18.11 - 19.37       2,304,999

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2017       0.49        0.95 - 2.30        13.65 - 15.19
     Aggressive Growth            2016       0.65        0.95 - 2.30        (1.10) - 4.06
     Sub-Account                  2015       0.35        0.95 - 2.30      (3.97) - (2.66)
                                  2014      0.17         0.95 - 2.30        17.66 - 19.26
                                  2013      0.28         0.95 - 2.30        44.42 - 46.38

  LMPVET ClearBridge Variable     2017      1.18         0.95 - 2.30        16.84 - 18.42
     Appreciation Sub-Account     2016       1.32        0.95 - 2.30          4.49 - 8.73
                                  2015      1.17         0.95 - 2.30        (0.71) - 0.64
                                  2014      1.17         0.95 - 2.30          8.47 - 9.94
                                  2013      1.29         0.95 - 2.30        27.05 - 28.77

  LMPVET ClearBridge Variable     2017      1.35         0.95 - 2.30        16.47 - 17.89
     Dividend Strategy            2016       1.44        0.95 - 2.30         6.86 - 13.69
     Sub-Account                  2015       1.65        0.95 - 2.30      (6.48) - (5.34)
                                  2014      2.05         0.95 - 2.30        11.03 - 12.41
                                  2013      1.65         0.95 - 2.30        23.08 - 24.49

  LMPVET ClearBridge Variable     2017      0.22         1.50 - 2.15        23.10 - 23.90
     Large Cap Growth             2016       0.48        1.50 - 2.30          4.95 - 5.79
     Sub-Account                  2015       0.43        1.50 - 2.30          7.30 - 8.16
                                  2014      0.48         1.50 - 2.30        11.40 - 12.29
                                  2013      0.51         1.50 - 2.30        34.72 - 35.80

  LMPVET ClearBridge Variable     2017      1.28         1.50 - 2.30        12.23 - 13.13
     Large Cap Value Sub-Account  2016       1.62        1.50 - 2.30        10.43 - 11.32
                                  2015      1.41         1.50 - 2.30      (5.08) - (4.31)
                                  2014      1.96         1.50 - 2.30         9.17 - 10.05
                                  2013      1.77         1.50 - 2.30        29.36 - 30.40

  LMPVET ClearBridge Variable     2017        --         0.95 - 2.30        21.45 - 23.09
     Small Cap Growth             2016         --        0.95 - 2.30          3.40 - 9.41
     Sub-Account                  2015         --        0.95 - 2.30      (6.55) - (5.28)
                                  2014        --         0.95 - 2.30          1.71 - 3.09
                                  2013      0.05         0.95 - 2.30        43.71 - 45.66

  LMPVET QS Variable              2017      2.35         0.95 - 1.90        11.42 - 12.48
     Conservative Growth          2016       2.42        0.95 - 1.90          5.41 - 6.42
     Sub-Account                  2015       1.95        0.95 - 1.90      (3.05) - (2.12)
                                  2014      2.46         0.95 - 1.90          2.93 - 3.92
                                  2013      2.21         0.95 - 1.90        13.16 - 14.24

  LMPVET QS Variable Growth       2017      1.79         0.95 - 1.90        17.10 - 18.21
     Sub-Account                  2016       1.45        0.95 - 1.90          6.46 - 7.47
                                  2015      1.33         0.95 - 1.90      (4.07) - (3.16)
                                  2014      1.77         0.95 - 1.90          2.72 - 3.70
                                  2013      1.66         0.95 - 1.90        24.12 - 25.30

  LMPVET QS Variable Moderate     2017      1.91         1.50 - 1.90        14.54 - 14.99
     Growth Sub-Account           2016       1.85        1.50 - 1.90          5.96 - 6.39
                                  2015      1.47         1.50 - 1.90      (3.64) - (3.25)
                                  2014      1.74         1.50 - 1.90          2.93 - 3.34
                                  2013      1.41         1.50 - 1.90        19.53 - 20.01

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  LMPVIT Western Asset           2017     3,326,625    17.63 - 28.95     87,572,384
     Variable Global High Yield  2016     3,567,957    16.56 - 26.90     87,930,944
     Bond Sub-Account            2015     4,003,585    18.50 - 23.49     86,641,483
                                 2014     4,320,147    20.11 - 25.19    100,641,688
                                 2013     4,386,878    20.82 - 25.72    104,740,451

  MFS VIT Investors Trust        2017           581            10.40          6,043
     Sub-Account                 2016         1,033             8.55          8,827
                                 2015         1,112             7.98          8,875
                                 2014         1,191             8.08          9,619
                                 2013         3,517             7.38         25,951

  MFS VIT New Discovery          2017           395            16.60          6,563
     Sub-Account                 2016         3,102            13.29         41,234
                                 2015         3,178            12.36         39,288
                                 2014         3,178            12.78         40,607
                                 2013         3,294            13.97         46,020

  MFS VIT Research Sub-Account   2017         1,908            11.06         21,100
                                 2016         2,377             9.09         21,608
                                 2015         3,091             8.48         26,211
                                 2014         3,115             8.53         26,571
                                 2013         8,132             7.85         63,835

  Neuberger Berman Genesis       2017           181            30.49          5,505
     Sub-Account                 2016           246            26.63          6,564
                                 2015           317            22.76          7,222
                                 2014           393            22.93          9,013
                                 2013           474            23.21         10,991

  Oppenheimer VA Global          2017        25,489     9.83 - 10.03        253,664
     Multi-Alternatives
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government      2017           613             5.25          3,219
     Money Sub-Account           2016           640             5.30          3,396
                                 2015           668             5.38          3,592
                                 2014           696             5.45          3,793
                                 2013           723             5.53          4,000

  Oppenheimer VA Main Street     2017     3,322,847    21.68 - 37.64    116,688,023
     Small Cap Sub-Account       2016     3,684,082    19.26 - 33.36    115,192,944
                                 2015     4,053,883    16.54 - 28.62    109,248,990
                                 2014     4,346,502    17.83 - 30.77    126,466,514
                                 2013     4,655,290    16.15 - 27.82    123,045,407

  Oppenheimer VA Main Street     2017        11,112            10.26        113,981
     Sub-Account                 2016        11,492             8.90        102,246
                                 2015        12,936             8.08        104,564
                                 2014        13,372             7.93        106,085
                                 2013        14,316             7.27        104,039

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVIT Western Asset           2017       5.18        0.95 - 2.30          6.19 - 7.63
     Variable Global High Yield  2016       6.08        0.95 - 2.30         8.61 - 14.51
     Bond Sub-Account            2015       5.96        0.95 - 2.30      (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30      (3.40) - (2.09)
                                 2013       6.19        0.95 - 2.30          3.85 - 5.27

  MFS VIT Investors Trust        2017       0.61               1.40                21.64
     Sub-Account                 2016       0.86               1.40                 7.08
                                 2015       0.92               1.40               (1.18)
                                 2014       0.61               1.40                 9.46
                                 2013       1.10               1.40                30.22

  MFS VIT New Discovery          2017         --               1.40                24.90
     Sub-Account                 2016         --               1.40                 7.54
                                 2015         --               1.40               (3.25)
                                 2014         --               1.40               (8.55)
                                 2013         --               1.40                39.55

  MFS VIT Research Sub-Account   2017       1.34               1.40                21.66
                                 2016       0.78               1.40                 7.22
                                 2015       0.73               1.40               (0.60)
                                 2014       0.79               1.40                 8.67
                                 2013       0.33               1.40                30.45

  Neuberger Berman Genesis       2017       0.08               0.89                14.48
     Sub-Account                 2016       0.06               0.89                17.01
                                 2015       0.05               0.89               (0.74)
                                 2014       0.05               0.89               (1.19)
                                 2013       0.32               0.89                35.68

  Oppenheimer VA Global          2017       0.82        1.10 - 1.60      (1.68) - (1.35)
     Multi-Alternatives
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government      2017       0.38               1.40               (1.00)
     Money Sub-Account           2016         --               1.40               (1.38)
                                 2015         --               1.40               (1.38)
                                 2014         --               1.40               (1.38)
                                 2013       0.01               1.40               (1.38)

  Oppenheimer VA Main Street     2017       0.65        0.95 - 1.80        11.88 - 12.84
     Small Cap Sub-Account       2016       0.25        0.95 - 1.80        12.92 - 16.56
                                 2015       0.64        0.95 - 1.75      (7.72) - (6.98)
                                 2014       0.63        0.95 - 1.75         9.72 - 10.60
                                 2013       0.70        0.95 - 1.75        38.19 - 39.29

  Oppenheimer VA Main Street     2017       1.25               1.40                15.29
     Sub-Account                 2016       1.14               1.40                10.07
                                 2015       0.92               1.40                 1.89
                                 2014       0.84               1.40                 9.16
                                 2013       1.10               1.40                29.94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  Oppenheimer VA               2017           400             6.40           2,562
  Total Return Bond            2016           921             6.21           5,719
     Sub-Account               2015         1,226             6.10           7,477
                               2014         1,362             6.13           8,346
                               2013         1,493             5.79           8,646

  PIMCO VIT                    2017        64,010      7.17 - 7.28         463,243
     Commodity RealReturn      2016        64,637      7.15 - 7.22         464,850
     Strategy Sub-Account      2015        39,333      6.34 - 6.37         250,085
     (Commenced 11/19/2014)    2014         1,515      8.69 - 8.70          13,170

  PIMCO VIT Emerging Markets   2017        82,983    10.98 - 11.17         921,470
     Bond Sub-Account          2016        62,989    10.18 - 10.29         645,743
     (Commenced 11/19/2014)    2015        44,282      9.16 - 9.21         406,796
                               2014         1,592             9.55          15,202

  PIMCO VIT Unconstrained      2017        55,031    10.17 - 10.33         564,134
     Bond Sub-Account          2016        56,423      9.87 - 9.98         560,051
     (Commenced 11/19/2014)    2015        29,245      9.61 - 9.66         281,863
                               2014           478             9.96           4,759

  Pioneer VCT Mid Cap Value    2017     1,243,008    49.10 - 61.71      69,380,389
     Sub-Account               2016     1,342,318    44.36 - 55.19      67,321,539
                               2015     1,461,366    38.92 - 47.94      63,990,328
                               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042

  Pioneer VCT Real Estate      2017         7,888    29.25 - 33.35         243,714
     Shares Sub-Account        2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653

  T. Rowe Price Government     2017        22,810            17.07         389,371
     Money Sub-Account         2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449

  T. Rowe Price Growth Stock   2017        38,028           210.28       7,996,385
     Sub-Account               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192

  T. Rowe Price International  2017        26,224            19.73         517,492
     Stock Sub-Account         2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Oppenheimer VA               2017       2.04               1.40                  3.14
  Total Return Bond            2016       3.73               1.40                  1.83
     Sub-Account               2015       4.05               1.40                (0.44)
                               2014       5.29               1.40                  5.77
                               2013       5.14               1.40                (1.49)

  PIMCO VIT                    2017      10.97        1.10 - 1.60           0.32 - 0.82
     Commodity RealReturn      2016       0.90        1.10 - 1.60         12.80 - 13.37
     Strategy Sub-Account      2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     (Commenced 11/19/2014)    2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Emerging Markets   2017       4.77        0.95 - 1.60           7.81 - 8.51
     Bond Sub-Account          2016       4.97        0.95 - 1.60         11.18 - 11.91
     (Commenced 11/19/2014)    2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                               2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  PIMCO VIT Unconstrained      2017       1.41        1.10 - 1.60           3.04 - 3.55
     Bond Sub-Account          2016       1.42        1.10 - 1.60           2.77 - 3.28
     (Commenced 11/19/2014)    2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                               2014       0.04               1.35                (0.10)

  Pioneer VCT Mid Cap Value    2017       0.62        0.95 - 1.95         10.70 - 11.80
     Sub-Account               2016       0.47        0.95 - 1.95         10.51 - 15.13
                               2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50

  Pioneer VCT Real Estate      2017       2.29        1.20 - 1.95           1.31 - 2.07
     Shares Sub-Account        2016       3.27        1.20 - 1.95           3.78 - 4.56
                               2015       2.06        1.20 - 1.95           2.50 - 3.27
                               2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33

  T. Rowe Price Government     2017       0.49               0.89                (0.38)
     Money Sub-Account         2016       0.02               0.89                (0.87)
                               2015       0.01               0.89                (0.88)
                               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)

  T. Rowe Price Growth Stock   2017       0.24               0.89                 32.45
     Sub-Account               2016       0.07               0.89                  0.51
                               2015         --               0.89                  9.87
                               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97

  T. Rowe Price International  2017       1.54               0.89                 27.05
     Stock Sub-Account         2016       1.14               0.89                  1.39
                               2015       0.80               0.89                (1.65)
                               2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------

  TAP 1919 Variable Socially  2017         3,165    42.63 - 47.23         146,640
     Responsive Balanced      2016         3,566    37.21 - 41.07         143,946
     Sub-Account              2015         5,634    35.70 - 39.24         215,832
                              2014         6,406    37.02 - 40.53         253,840
                              2013         7,932    34.52 - 37.64         292,286

  VIF Global Infrastructure   2017        40,450    12.79 - 14.46         545,195
     Sub-Account              2016        41,674    11.55 - 12.97         503,939
     (Commenced 11/19/2014)   2015        32,371    10.20 - 11.38         345,685
                              2014           664    12.49 - 12.95           8,465

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------

  TAP 1919 Variable Socially  2017       1.00        1.50 - 1.90         14.55 - 15.01
     Responsive Balanced      2016       0.88        1.50 - 1.90           4.24 - 4.65
     Sub-Account              2015       1.19        1.50 - 1.90       (3.56) - (3.18)
                              2014       0.87        1.50 - 1.90           7.25 - 7.68
                              2013       0.83        1.50 - 1.90         16.47 - 16.94

  VIF Global Infrastructure   2017       2.19        0.90 - 1.60         10.76 - 11.54
     Sub-Account              2016       2.10        0.90 - 1.60         13.14 - 13.94
     (Commenced 11/19/2014)   2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                              2014         --        1.10 - 1.35           0.27 - 0.30

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                     Page
                                                                                                  -------
Report of Independent Registered Public Accounting Firm..........................................      2

Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:

 Consolidated Balance Sheets.....................................................................      3

 Consolidated Statements of Operations...........................................................      4

 Consolidated Statements of Comprehensive Income (Loss)..........................................      5

 Consolidated Statements of Stockholder's Equity.................................................      6

 Consolidated Statements of Cash Flows...........................................................      7

Notes to the Consolidated Financial Statements

 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      9

 Note 2 -- Segment Information...................................................................     21

 Note 3 -- Organizational Changes................................................................     25

 Note 4 -- Insurance.............................................................................     25

 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     30

 Note 6 -- Reinsurance...........................................................................     33

 Note 7 -- Investments...........................................................................     38

 Note 8 -- Derivatives...........................................................................     53

 Note 9 -- Fair Value............................................................................     63

 Note 10 -- Debt.................................................................................     77

 Note 11 -- Equity...............................................................................     78

 Note 12 -- Other Expenses.......................................................................     83

 Note 13 -- Income Tax...........................................................................     83

 Note 14 -- Contingencies, Commitments and Guarantees............................................     87

 Note 15 -- Related Party Transactions...........................................................     89

Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:

 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties..     92

 Schedule II -- Condensed Financial Information (Parent Company Only)............................     93

 Schedule III -- Consolidated Supplementary Insurance Information................................     98

 Schedule IV -- Consolidated Reinsurance.........................................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 21, 2018

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            Brighthouse
                                                                            Accumulated    Life Insurance
                                                Additional    Retained         Other         Company's
                                     Common      Paid-in      Earnings     Comprehensive   Stockholder's  Noncontrolling
                                     Stock       Capital      (Deficit)    Income (Loss)       Equity       Interests
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622      $    19,094    $       --
Capital contributions from
 MetLife, Inc......................                     202          --                              202
Dividends paid to MetLife, Inc.....                      --        (500)                            (500)
Returns of capital.................                     (50)                                         (50)
Net income (loss)..................                                 918              --              918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)          (1,028)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2015.......        75        16,850         117           1,594           18,636            --
Capital contributions from
 MetLife, Inc......................                   1,637                                        1,637
Dividends paid to MetLife, Inc.....                                (261)                            (261)
Returns of capital.................                     (26)                                         (26)
Net income (loss)..................                              (2,775)                          (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)            (346)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248           16,865            --
Sale of operating joint venture
 interest to a former affiliate....                     202                                          202
Returns of capital (Note 3)........                  (2,737)                                      (2,737)
Capital contributions..............                   3,147                                        3,147
Change in equity of noncontrolling
 interests.........................                                                                   --            15
Net income (loss)..................                                (883)                            (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330               --
Other comprehensive income (loss),
 net of income tax.................                                                 259              259
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837      $    16,853    $       15
                                    ========= =============  ==========    =============   ============== ==============



                                      Total
                                      Equity
                                    ---------
Balance at December 31, 2014.......  $ 19,094
Capital contributions from
 MetLife, Inc......................       202
Dividends paid to MetLife, Inc.....      (500)
Returns of capital.................       (50)
Net income (loss)..................       918
Other comprehensive income (loss),
 net of income tax.................    (1,028)
                                    ---------
Balance at December 31, 2015.......    18,636
Capital contributions from
 MetLife, Inc......................     1,637
Dividends paid to MetLife, Inc.....      (261)
Returns of capital.................       (26)
Net income (loss)..................    (2,775)
Other comprehensive income (loss),
 net of income tax.................      (346)
                                    ---------
Balance at December 31, 2016.......    16,865
Sale of operating joint venture
 interest to a former affiliate....       202
Returns of capital (Note 3)........    (2,737)
Capital contributions..............     3,147
Change in equity of noncontrolling
 interests.........................        15
Net income (loss)..................      (883)
Effect of change in accounting
 principle (Note 1)................        --
Other comprehensive income (loss),
 net of income tax.................       259
                                    ---------
Balance at December 31, 2017.......  $ 16,868
                                    =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                                      Amount at
                                                       Cost or       Estimated Fair Which Shown on
                                                  Amortized Cost (1)     Value      Balance Sheet
Types of Investments                              ------------------ -------------- --------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........        $    14,185        $15,913        $15,913
    State and political subdivision securities...              3,573          4,098          4,098
    Public utilities.............................              2,111          2,408          2,408
    Foreign government securities................              1,111          1,267          1,267
    All other corporate bonds....................             24,755         26,400         26,400
                                                  ------------------ -------------- --------------
     Total bonds.................................             45,735         50,086         50,086
  Mortgage-backed and asset-backed securities....             12,626         12,904         12,904
  Redeemable preferred stock.....................                238            343            343
                                                  ------------------ -------------- --------------
       Total fixed maturity securities...........             58,599         63,333         63,333
                                                  ------------------ -------------- --------------
Equity securities:
  Non-redeemable preferred stock.................                129            138            138
  Common stock:..................................
    Industrial, miscellaneous and all other......                 83             92             92
    Public utilities.............................                 --              2              2
                                                  ------------------ -------------- --------------
     Total equity securities.....................                212            232            232
                                                  ------------------ -------------- --------------
Mortgage loans...................................             10,640                        10,640
Policy loans.....................................              1,106                         1,106
Real estate joint ventures.......................                433                           433
Other limited partnership interests..............              1,667                         1,667
Short-term investments...........................                269                           269
Other invested assets............................              2,448                         2,448
                                                  ------------------                --------------
       Total investments.........................        $    75,374                       $80,128
                                                  ==================                ==============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                        2017         2016
                                                                                                    -----------  -----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $50,878 and
 $49,356, respectively)............................................................................ $    55,180  $    51,880
Equity securities available-for-sale, at estimated fair value (cost: $193 and $280, respectively)..         210          300
Mortgage loans (net of valuation allowances of $44 and $38, respectively)..........................      10,127        8,746
Policy loans.......................................................................................       1,106        1,093
Real estate and real estate joint ventures.........................................................         419          200
Other limited partnership interests................................................................       1,662        1,632
Short-term investments, principally at estimated fair value........................................         269          926
Investment in subsidiaries.........................................................................       5,681        7,338
Other invested assets, at estimated fair value.....................................................       2,291        3,712
                                                                                                    -----------  -----------
  Total investments................................................................................      76,945       75,827
Cash and cash equivalents..........................................................................       1,249        1,881
Accrued investment income..........................................................................         511          591
Premium, reinsurance and other receivable..........................................................       9,658       10,397
Receivable from subsidiaries.......................................................................      10,397        9,703
Deferred policy acquisition costs and value of business acquired...................................       5,123        5,274
Current income tax recoverable.....................................................................          39          454
Deferred income tax receivable.....................................................................       1,247        1,016
Other assets, principally at estimated fair value..................................................         536          667
Separate account assets............................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total assets..................................................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    35,003  $    31,684
Policyholder account balances......................................................................      36,034       35,588
Other policy-related balances......................................................................       3,347        3,384
Payables for collateral under securities loaned and other transactions.............................       4,153        7,362
Long-term debt.....................................................................................          --          744
Other liabilities..................................................................................      10,315       10,183
Separate account liabilities.......................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total liabilities................................................................................     193,987      189,533
                                                                                                    -----------  -----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding.......................................................................................          75           75
Additional paid-in capital.........................................................................      19,073       18,461
Retained earnings (deficit)........................................................................      (4,132)      (2,919)
Accumulated other comprehensive income (loss)......................................................       1,837        1,248
                                                                                                    -----------  -----------
  Total stockholder's equity.......................................................................      16,853       16,865
                                                                                                    -----------  -----------
  Total liabilities and stockholder's equity....................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                     2017        2016        2015
                                                                                  ----------  ----------  ----------
Condensed Statements of Operations
Revenues
Premiums......................................................................... $      283  $      921  $    1,433
Universal life and investment-type product policy fees...........................      2,774       2,696       2,940
Equity in earnings of subsidiaries...............................................      1,221         157         144
Net investment income............................................................      2,613       2,680       2,550
Other revenues...................................................................        402         760         504
Net investment gains (losses)....................................................         (7)         (2)         20
Net derivative gains (losses)....................................................     (1,425)     (5,878)       (424)
                                                                                  ----------  ----------  ----------
  Total revenues.................................................................      5,861       1,334       7,167
                                                                                  ==========  ==========  ==========
Expenses
Policyholder benefits and claims.................................................      2,862       2,984       2,696
Interest credited to policyholder account balances...............................        909         957       1,037
Amortization of deferred policy acquisition costs and value of business acquired.        310        (172)        595
Other expenses...................................................................      1,848       2,114       1,710
                                                                                  ----------  ----------  ----------
  Total expenses.................................................................      5,929       5,883       6,038
                                                                                  ----------  ----------  ----------
Income (loss) before provision for income tax....................................        (68)     (4,549)      1,129
Provision for income tax expense (benefit).......................................        815      (1,774)        211
                                                                                  ----------  ----------  ----------
  Net income (loss).............................................................. $     (883) $   (2,775) $      918
                                                                                  ==========  ==========  ==========
Comprehensive income (loss)...................................................... $     (294) $   (3,121) $     (110)
                                                                                  ==========  ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            2017         2016         2015
                                                                                        -----------  -----------  -----------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities                                     $     3,460  $     3,256  $     4,196
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      14,667       39,104       35,728
  Equity securities....................................................................         119          175          308
  Mortgage loans.......................................................................         704        1,484          958
  Real estate and real estate joint ventures...........................................          75          441          368
  Other limited partnership interests..................................................         258          413          422
Purchases of:
  Fixed maturity securities............................................................     (16,287)     (34,906)     (39,298)
  Equity securities....................................................................          (2)         (58)        (273)
  Mortgage loans.......................................................................      (2,017)      (2,803)      (2,515)
  Real estate and real estate joint ventures...........................................        (268)         (75)        (105)
  Other limited partnership interests..................................................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives..............................       1,858          707          223
Cash paid in connection with freestanding derivatives..................................      (3,829)      (2,764)        (868)
Cash received under repurchase agreements..............................................          --           --          199
Cash paid under repurchase agreements..................................................          --           --         (199)
Cash received under reverse repurchase agreements......................................          --           --          199
Cash paid under reverse repurchase agreements..........................................          --           --         (199)
Sale of operating joint venture interest to a former affiliate.........................          67           --           --
Returns of capital from subsidiaries...................................................           7           32          169
Capital contributions to subsidiaries..................................................         (83)          (1)          (2)
Dividends from subsidiaries............................................................         544           --           --
Net change in policy loans.............................................................         (14)         109          (72)
Net change in short-term investments...................................................         711          876         (495)
Net change in other invested assets....................................................         (41)           5          (59)
                                                                                        -----------  -----------  -----------
Net cash provided by (used in) investing activities....................................      (3,794)       2,536       (5,744)
                                                                                        -----------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits.............................................................................       3,845        9,672       19,970
  Withdrawals..........................................................................      (2,360)     (12,001)     (20,797)
Net change in payables for collateral under securities loaned and other transactions...      (3,136)      (3,257)       3,118
Long-term debt issued..................................................................          --           --          175
Long-term debt repaid..................................................................          --           --         (148)
Capital contributions..................................................................       1,300        1,568           11
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate......................................................................         202           --           --
Dividends paid to MetLife, Inc.........................................................          --         (261)        (500)
Financing element on certain derivative instruments and other derivative related
 transactions, net.....................................................................        (149)      (1,011)         (97)
Net cash provided by (used in) financing activities....................................        (298)      (5,290)       1,732
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          --           --           (2)
Change in cash and cash equivalents....................................................        (632)         502          182
Cash and cash equivalents, beginning of year...........................................       1,881        1,379        1,197
                                                                                        -----------  -----------  -----------
Cash and cash equivalents, end of year                                                  $     1,249  $     1,881  $     1,379
                                                                                        ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                    2017          2016          2015
                                                                                 ----------    ----------    ----------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest...................................................................... $       12    $       64    $       65
                                                                                 ==========    ==========    ==========
  Income tax.................................................................... $     (421)   $      428    $     (267)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
  Capital contributions......................................................... $       --    $       43    $      141
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities from former affiliates.................. $       --    $    3,565    $       --
                                                                                 ==========    ==========    ==========
  Transfer of mortgage loans from former affiliates............................. $       --    $      395    $       --
                                                                                 ==========    ==========    ==========
  Transfer of short-term investments from former affiliates..................... $       --    $       94    $       --
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities to former affiliates.................... $      293    $      346    $       --
                                                                                 ==========    ==========    ==========
  Reduction of other invested assets in connection with affiliated reinsurance
   transactions................................................................. $       --    $      676    $       --
                                                                                 ==========    ==========    ==========
  Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $      293    $       --    $       --
                                                                                 ==========    ==========    ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions of $83 million to subsidiaries, of which $75 million was paid to BHNY.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company received $544 million of cash dividends from subsidiaries, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2017 and 2016

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
Segment               VOBA         Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2017
Annuities......... $    4,819    $     8,200     $    25,943       $    --       $     93
Life..............        671          4,437           2,620            13             28
Run-off...........          5         18,265           8,505            --             95
Corporate & Other.        128          7,533               1             5             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    5,623    $    38,435     $    37,069       $    18       $    216
                   ==========    ===========     ===========       =======       ========
2016
Annuities......... $    4,820    $     7,560     $    25,233       $    --       $     86
Life..............        787          4,094           2,838            13             53
Run-off...........        584         16,381           8,506            --             79
Corporate & Other.        148          7,429               2             6             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    6,339    $    35,464     $    36,579       $    19       $    218
                   ==========    ===========     ===========       =======       ========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.
(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                      Policyholder
                                                  Benefits and Claims
                      Premiums and                        and
                     Universal Life       Net     Interest Credited to
                   and Investment-Type Investment     Policyholder     Amortization of   Other
Segment            Product Policy Fees Income (1)   Account Balances    DAC and VOBA    Expenses
------------------ ------------------- ---------- -------------------- --------------- ----------
2017
Annuities.........    $      2,448     $    1,238      $    2,140        $      141    $    1,035
Life..............             713            285             681               186           237
Run-off...........             715          1,358           1,788               570           278
Corporate & Other.             108             92              61                19           283
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      3,984     $    2,973      $    4,670        $      916    $    1,833
                      ============     ==========      ==========        ==========    ==========
2016
Annuities.........    $      2,714     $    1,324      $    2,340        $     (908)   $      903
Life..............             546            330             541               261           242
Run-off...........             878          1,311           1,901               399           275
Corporate & Other.             139            146              87                23           280
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,277     $    3,111      $    4,869        $     (225)   $    1,700
                      ============     ==========      ==========        ==========    ==========
2015
Annuities.........    $      3,282     $    1,141      $    2,285        $      432    $      938
Life..............             555            295             507               150           259
Run-off...........             793          1,461           1,301                67           285
Corporate & Other.             300            104             218                24           241
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,930     $    3,001      $    4,311        $      673    $    1,723
                      ============     ==========      ==========        ==========    ==========

--------
(1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015
                             (Dollars in millions)

                                                                                  % Amount
                             Gross Amount    Ceded      Assumed    Net Amount  Assumed to Net
                             ------------ ------------ ---------- ------------ --------------
2017
Life insurance in-force..... $    589,488 $    194,032 $    9,006 $    404,462           2.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,500 $        689 $       13 $        824           1.6%
Accident & health insurance.          231          227         --            4            --%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      1,731 $        916 $       13 $        828           1.6%
                             ============ ============ ========== ============
2016
Life insurance in-force..... $    610,206 $    450,000 $    7,006 $    167,212           4.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,850 $        909 $       67 $      1,008           6.6%
Accident & health insurance.          376          218         14          172           8.1%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,226 $      1,127 $       81 $      1,180           6.9%
                             ============ ============ ========== ============
2015
Life insurance in-force..... $    591,105 $    466,406 $   94,863 $    219,562          43.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      2,172 $        824 $       84 $      1,432           5.9%
Accident & health insurance.          232          239        212          205         103.4%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,404 $      1,063 $      296 $      1,637          18.1%
                             ============ ============ ========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2017.

3. Statements of Operations for the year ended December 31, 2017.

4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2017 and 2016.

3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.

5. Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (6)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (26)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (26)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (4)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (26)


   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (28)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (22)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (30)

   (iv)        Brighthouse Securities, LLC Sales Agreement (30)


4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (1)


   (ii)        Death Benefit Rider - Principal Protection (1)


   (iii)       Death Benefit Rider - Compounded-Plus (1)


   (iv)        Death Benefit Rider - (Annual Step-Up) (1)


   (v)         Guaranteed Minimum Income Benefit Rider - (Living Benefit) (1)


   (vi)        Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (1)


   (vii)       Individual Retirement Annuity Endorsement (1)


   (viii)      Roth Individual Retirement Annuity Endorsement (1)


   (ix)        401 Plan Endorsement (1)


   (x)         Tax Sheltered Annuity Endorsement (1)


   (xi)        Unisex Annuity Rates Rider (1)


   (xii) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company) (3)


   (xiii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03) (5)


   (xiv)       Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1
               (7/04) (6)


   (xv)        Form of Contract Schedule [Series C, L, VA, or XC] 8028-2
               (7/04) (6)


   (xvi)       Individual Retirement Annuity Endorsement 8023.1 (9/02) (6)


   (xvii)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)
               (6)


   (xviii)     401(a)/403(a) Plan Endorsement 8025.1 (9/02) (6)


   (xix)       Tax Sheltered Annuity Endorsement 8026.1 (9/02) (6)


   (xx)        Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (6)


   (xxi) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05) (7)


   (xxii)      Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)
               (8)


   (xxiii) Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E (9)


   (xxiv)      Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2 (11/05)
               (9)


   (xxv)       Form of Contract Schedule (GMAB) 8028-4 (11/05) (10)


   (xxvi) Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05) (9)


   (xxvii) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)


   (xxviii)    Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06) (11)


   (xxix)      Form of Contract Schedule 8028-5 (6/06)(LGWB) (11)


   (xxx)       Fixed Account Rider 8012 (11/00) (12)


   (xxxi)      Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)
               (13)


   (xxxii)     Form of Contract Schedule Guaranteed Minimum Death Benefit
               (GMDB) Rider MLIU-EDB (4/08) (13)


   (xxxiii) Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (13)


   (xxxiv)     Form of Contract Schedule Guaranteed Minimum Income Benefit
               (GMIB) Rider MLIU-EGMIB (4/08) (GMIB Plus II) (16)

   (xxxv) Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II) (13)


   (xxxvi) Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/09) (LWG II) (15)


   (xxxvii)    Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E
               (17)


   (xxxviii)   Form of Qualified Distribution Program Endorsement MLIU-RMD
               (7/10)-E (GMIB Plus III/EDB II) (18)
               Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (19)
     (xxxxix)
   (xl)        Form of Contract Schedule 8028-6 (9/10) (TV GMIB/EDB Max) (19)


   (xli)       Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (21)


   (xlii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (26)


   (xliii)     Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (26)


   (xliv) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (30)


5. (i)         Form of Variable Annuity Application (2)


   (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA
               (6)


   (iii)       Form of Variable Annuity Application 8029 (1/05)
               APPAVA-105USAVA (7)


   (iv)        Form of Variable Annuity Application 8029 (4/05)
               APPAVA1105USAVA (9)


   (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606
               (11)


   (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA
               April 2008 (14)


   (vii)       Form of Variable Annuity Application 8029 (10/07) APPUSAC May
               2011 (20)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (26)


   (ii)        Copy of the Bylaws of the Company (26)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective March 6, 2017) (30)


   (iv)        Copy of Amended and Restated Bylaws of the Company (30)


7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (27)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015)
               (29)


8. (i) (a)     Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (23)


     (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (24)


     (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (24)


     (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (26)


   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company,
                      MetLife Insurance Company of Connecticut (effective 08-31-
                                                                       07) (25)

     (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (24)


   (iii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (30)


   (iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (30)


9.             Opinion of Counsel (26)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn Dumais (filed herewith)


------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.


(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.


(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.


(4) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.


(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.


(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.


(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.


(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

(15) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.

(16) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-60174 and 811-03365) filed electronically on April 20, 2011.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(23) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(24) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(25) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(26) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.


(27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.


(28) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.


(29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.


(30) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960

Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277

Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                a.   Brighthouse Reinsurance Company of Delaware (DE)

                                                 b.   Brighthouse Life Insurance Company of NY (NY)
                                                 c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                 d.   Brighthouse Renewables Holdings, LLC (DE)
                                                 e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                 f.   Brighthouse Assignment Company (CT)
                                                 g.   ML 1065 Hotel, LLC (DE)
                                                 h.   TIC European Real Estate LP, LLC (DE)
                                                 i.   Euro TL Investments LLC (DE)
                                                 j.   Greater Sandhill I, LLC (DE)
                                                 k.   1075 Peachtree, LLC (DE)
                                                 l.   TLA Holdings LLC (DE)
                                                 m.   The Prospect Company (DE)
                                                 n.   Euro T1 Investments LLC (DE)
                                                 o.   TLA Holdings II LLC (DE)
    3. Brighthouse Securities, LLC (DE)
    4. Brighthouse Services, LLC (DE)
    5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 392,379 owners of qualified contracts and 164,217 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------




Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$599,512,866       $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 25th day of April, 2018.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 25, 2018.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Peter M. Carlson*              Director and Vice President
-------------------------------
Peter M. Carlson

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Conor E. Murphy*               Director
-------------------------------
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 25, 2018

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney